BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
September 30, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 12.4%
Canada — 0.1%
Fairstone Financial Issuance Trust I
(a)
:
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 13,510 $ 10,730,423
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 18,261 14,330,906
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,738,782
26,800,111
Cayman Islands — 4.2%
(b)
522 Funding CLO Ltd.
(a)(c)
:
Series 2019-4A, Class CR, (LIBOR
USD 3 Month + 2.40%), 2.53%,
04/20/30 ............... USD 500 498,955
Series 2019-4A, Class DR, (LIBOR
USD 3 Month + 3.65%), 3.78%,
04/20/30 ............... 3,500 3,501,494
Adams Mill CLO Ltd.
(a)(c)
:
Series 2014-1A, Class A1R, (LIBOR
USD 3 Month + 1.10%), 1.23%,
07/15/26 ............... 120 120,209
Series 2014-1A, Class A2R, (LIBOR
USD 3 Month + 1.10%), 1.23%,
07/15/26 ............... 552 552,183
Series 2014-1A, Class C1R, (LIBOR
USD 3 Month + 2.35%), 2.48%,
07/15/26 ............... 1,000 999,381
Series 2014-1A, Class D1, (LIBOR
USD 3 Month + 3.50%), 3.63%,
07/15/26 ............... 800 799,992
AGL CLO 12 Ltd., Series 2021-12A,
Class A1, (LIBOR USD 3 Month +
1.16%), 1.29%, 07/20/34
(a)(c)
.... 3,610 3,609,898
AGL CLO 3 Ltd., Series 2020-3A, Class
D, (LIBOR USD 3 Month + 3.30%),
3.43%, 01/15/33
(a)(c)
.......... 375 375,055
AGL CLO 5 Ltd.
(a)(c)
:
Series 2020-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 1.55%,
07/20/34 ............... 390 390,215
Series 2020-5A, Class ER, (LIBOR
USD 3 Month + 6.45%), 6.60%,
07/20/34 ............... 3,910 3,909,755
AGL CLO 7 Ltd.
(a)(c)
:
Series 2020-7A, Class DR, (LIBOR
USD 3 Month + 3.10%), 3.23%,
07/15/34 ............... 1,290 1,289,988
Series 2020-7A, Class ER, (LIBOR
USD 3 Month + 6.35%), 6.48%,
07/15/34 ............... 500 500,018
AGL Core CLO 2 Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month +
1.39%), 1.52%, 04/20/32
(a)(c)
.... 4,775 4,783,910
AIG CLO, Series 2021-1A, Class E,
(LIBOR USD 3 Month + 6.60%),
6.78%, 04/22/34
(a)(c)
.......... 1,000 1,000,628
AIMCO CLO, Series 2018-BA, Class
AR, (LIBOR USD 3 Month + 1.10%),
1.23%, 01/15/32
(a)(c)
.......... 2,000 2,000,152
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a)(c)
.. 7,900 6,901,369
Aimco CLO 14 Ltd., Series 2021-14A,
Class SUB, (LIBOR USD 3 Month +
0.00%), 0.00%, 04/20/34
(a)(c)
.... 20,000 19,731,020
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Allegro CLO II-S Ltd.
(a)(c)
:
Series 2014-1RA, Class B, (LIBOR
USD 3 Month + 2.15%), 2.28%,
10/21/28 ............... USD 2,740 $ 2,726,309
Series 2014-1RA, Class C, (LIBOR
USD 3 Month + 3.00%), 3.13%,
10/21/28 ............... 7,480 7,463,261
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month +
1.13%), 1.26%, 01/17/31
(a)(c)
.... 250 249,929
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
1.98%, 10/15/29
(a)(c)
.......... 12,290 12,291,123
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/16
(a)(c)
...... 12,160 2,106,112
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (LIBOR USD 3 Month +
1.25%), 1.38%, 11/02/30
(a)(c)
.... 1,720 1,721,504
AMMC CLO XIII Ltd., Series 2013-13A,
Class A1R2, (LIBOR USD 3 Month +
1.05%), 1.18%, 07/24/29
(a)(c)
.... 5,350 5,351,956
Anchorage Capital CLO 17 Ltd., Series
2021-17A, Class A1, (LIBOR USD 3
Month + 1.17%), 1.32%, 07/15/34
(a)(c)
6,750 6,734,566
Anchorage Capital CLO 1-R Ltd., Series
2018-1RA, Class A1, (LIBOR USD 3
Month + 0.99%), 1.12%, 04/13/31
(a)(c)
6,650 6,648,242
Anchorage Capital CLO 3-R Ltd.
(a)(c)
:
Series 2014-3RA, Class A, (LIBOR
USD 3 Month + 1.05%), 1.18%,
01/28/31 ............... 2,950 2,949,465
Series 2014-3RA, Class B, (LIBOR
USD 3 Month + 1.50%), 1.63%,
01/28/31 ............... 5,550 5,538,877
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.98%, 01/28/31
(a)(c)
1,500 1,496,410
Anchorage Capital CLO 5-R Ltd.
(a)(c)
:
Series 2014-5RA, Class B, (LIBOR
USD 3 Month + 1.45%), 1.58%,
01/15/30 ............... 15,535 15,524,008
Series 2014-5RA, Class C, (LIBOR
USD 3 Month + 1.85%), 1.98%,
01/15/30 ............... 3,700 3,697,170
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class ARR, (LIBOR USD 3
Month + 1.05%), 1.18%, 07/15/30
(a)(c)
6,570 6,568,584
Anchorage Capital CLO 7 Ltd.
(a)(c)
:
Series 2015-7A, Class AR2, (LIBOR
USD 3 Month + 1.09%), 1.22%,
01/28/31 ............... 14,610 14,606,746
Series 2015-7A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 1.88%,
01/28/31 ............... 8,000 7,999,961
Series 2015-7A, Class CR2, (LIBOR
USD 3 Month + 2.20%), 2.33%,
01/28/31 ............... 7,325 7,306,666
Series 2015-7A, Class D1R2,
(LIBOR USD 3 Month + 3.50%),
3.63%, 01/28/31 .......... 8,610 8,614,023
Anchorage Capital CLO 8 Ltd.
(a)(c)
:
Series 2016-8A, Class BR, (LIBOR
USD 3 Month + 1.60%), 1.73%,
07/28/28 ............... 8,855 8,852,251

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-8A, Class CR, (LIBOR
USD 3 Month + 2.10%), 2.23%,
07/28/28 ............... USD 17,190 $ 17,183,791
Series 2016-8A, Class DR, (LIBOR
USD 3 Month + 3.00%), 3.13%,
07/28/28 ............... 5,650 5,650,373
Series 2016-8A, Class ER, (LIBOR
USD 3 Month + 5.75%), 5.88%,
07/28/28 ............... 5,980 5,950,722
Anchorage Capital CLO Ltd.
(a)(c)
:
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.38%,
10/13/30 ............... 2,910 2,910,124
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.78%,
10/13/30 ............... 3,680 3,678,340
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 2.15%), 2.28%,
10/13/30 ............... 1,160 1,159,433
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 3.20%), 3.33%,
10/13/30 ............... 1,333 1,333,146
Anchorage Credit Funding 3 Ltd.
(a)
:
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 6,000 6,000,188
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(c)(d)
........ 7,500 6,577,500
Antares CLO Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month +
1.53%), 1.66%, 07/25/33
(a)(c)
.... 10,000 9,970,899
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 1.14%, 04/20/31
(a)(c)
... 4,630 4,629,285
Apidos CLO XVIII, Series 2018-18A,
Class A1, (LIBOR USD 3 Month +
1.14%), 1.28%, 10/22/30
(a)(c)
.... 540 539,830
Apidos CLO XXI, Series 2015-21A,
Class CR, (LIBOR USD 3 Month +
2.45%), 2.58%, 07/18/27
(a)(c)
.... 500 499,997
Apidos CLO XXII, Series 2015-22A,
Class CR, (LIBOR USD 3 Month +
2.95%), 3.08%, 04/20/31
(a)(c)
.... 800 797,611
Apidos CLO XXIX, Series 2018-29A,
Class D, (LIBOR USD 3 Month +
5.25%), 5.38%, 07/25/30
(a)(c)
.... 1,860 1,760,476
Apidos CLO XXXI, Series 2019-31A,
Class BR, (LIBOR USD 3 Month +
1.55%), 1.68%, 04/15/31
(a)(c)
.... 250 249,901
Apidos CLO XXXII, Series 2019-32A,
Class D, (LIBOR USD 3 Month +
3.50%), 3.63%, 01/20/33
(a)(c)
.... 300 300,556
Apidos CLO XXXIV, Series 2020-34A,
Class E, (LIBOR USD 3 Month +
7.25%), 7.38%, 01/20/33
(a)(c)
.... 2,110 2,114,779
Apollo Credit Funding IV Ltd., Series
4A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.73%, 07/15/30
(a)(c)
750 748,106
Apres Static CLO Ltd.
(a)(c)
:
Series 2019-1A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 1.83%,
10/15/28 ............... 500 499,237
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 4.25%), 4.38%,
10/15/28 ............... 9,150 9,152,940
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL2, Class
A, (LIBOR USD 1 Month + 1.10%),
1.18%, 05/15/36
(a)(c)
.......... USD 8,880 $ 8,888,203
Ares LII CLO Ltd., Series 2019-52A,
Class A1R, (LIBOR USD 3 Month +
1.05%), 1.19%, 04/22/31
(a)(c)
.... 2,000 2,003,298
Ares LIX CLO Ltd.
(a)(c)
:
Series 2021-59A, Class A, (LIBOR
USD 3 Month + 1.03%), 1.21%,
04/25/34 ............... 500 496,035
Series 2021-59A, Class E, (LIBOR
USD 3 Month + 6.25%), 6.43%,
04/25/34 ............... 250 249,419
Ares Loan Funding I Ltd.
(a)(c)
:
Series 2021-ALFA, Class E, (LIBOR
USD 3 Month + 6.70%), 6.82%,
10/15/34 ............... 10,400 10,192,002
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 23,000 19,227,655
Ares LV CLO Ltd.
(a)(c)
:
Series 2020-55A, Class DR, (LIBOR
USD 3 Month + 3.15%), 3.28%,
07/15/34 ............... 5,000 5,022,015
Series 2020-55A, Class ER, (LIBOR
USD 3 Month + 6.35%), 6.48%,
07/15/34 ............... 7,500 7,500,280
Ares LVI CLO Ltd., Series 2020-56A,
Class E, (LIBOR USD 3 Month +
7.58%), 7.71%, 10/25/31
(a)(c)
.... 2,375 2,376,704
Ares LVII CLO Ltd., Series 2020-57A,
Class D, (LIBOR USD 3 Month +
4.35%), 4.48%, 10/25/31
(a)(c)
.... 3,000 3,003,077
Ares LVIII CLO Ltd., Series 2020-58A,
Class E, (LIBOR USD 3 Month +
7.03%), 7.16%, 01/15/33
(a)(c)
.... 1,250 1,251,959
Ares XLI CLO Ltd., Series 2016-41A,
Class BR, (LIBOR USD 3 Month +
1.45%), 1.58%, 04/15/34
(a)(c)
.... 4,500 4,484,029
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (LIBOR USD 3 Month +
2.05%), 2.18%, 10/15/30
(a)(c)
.... 1,125 1,125,081
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (LIBOR USD 3 Month +
1.17%), 1.30%, 10/15/30
(a)(c)
.... 1,500 1,500,019
Assurant CLO Ltd.
(a)(c)
:
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.04%), 1.17%,
04/20/31 ............... 1,000 999,514
Series 2018-3A, Class CR, (LIBOR
USD 3 Month + 2.05%), 2.18%,
10/20/31 ............... 750 746,563
Series 2019-5A, Class E, (LIBOR
USD 3 Month + 7.34%), 7.47%,
01/15/33 ............... 500 500,494
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(a)(c)
.......... 13,300 393,680
Atrium XII, Series 12A, Class CR,
(LIBOR USD 3 Month + 1.65%),
1.79%, 04/22/27
(a)(c)
.......... 4,365 4,357,363
Avery Point IV CLO Ltd., Series 2014-
1A, Class D, (LIBOR USD 3 Month +
3.50%), 3.63%, 04/25/26
(a)(c)
.... 3,750 3,751,548
Avery Point V CLO Ltd., Series 2014-
5A, Class BR, (LIBOR USD 3 Month
+ 1.50%), 1.63%, 07/17/26
(a)(c)
... 1,641 1,641,202

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Babson CLO Ltd., Series 2015-IA,
Class BR, (LIBOR USD 3 Month +
1.40%), 1.53%, 01/20/31
(a)(c)
.... USD 250 $ 248,829
Bain Capital Credit CLO Ltd.
(a)(c)
:
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.63%,
07/20/30 ............... 1,400 1,393,846
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.08%), 1.21%,
07/19/31 ............... 5,210 5,212,603
Series 2020-2A, Class DR, (LIBOR
USD 3 Month + 3.30%), 3.43%,
07/19/34 ............... 1,750 1,751,529
Ballyrock CLO 14 Ltd.
(a)(c)
:
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.43%,
01/20/34 ............... 250 250,853
Series 2020-14A, Class D, (LIBOR
USD 3 Month + 7.00%), 7.13%,
01/20/34 ............... 250 249,988
Ballyrock CLO Ltd.
(a)(c)
:
Series 2016-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 2.03%,
10/15/28 ............... 5,000 4,992,094
Series 2016-1A, Class DR2, (LIBOR
USD 3 Month + 3.15%), 3.28%,
10/15/28 ............... 9,050 9,050,955
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 3.05%), 3.18%,
07/15/32 ............... 6,000 5,999,946
Bardot CLO Ltd., Series 2019-2A, Class
DR, (LIBOR USD 3 Month + 3.00%),
0.00%, 10/22/32
(a)(c)
.......... 940 940,000
Barings CLO Ltd., Series 2018-3A,
Class A1, (LIBOR USD 3 Month +
0.95%), 1.08%, 07/20/29
(a)(c)
.... 2,210 2,210,001
Battalion CLO VII Ltd.
(a)(c)
:
Series 2014-7A, Class A1RR,
(LIBOR USD 3 Month + 1.04%),
1.17%, 07/17/28 .......... 692 692,189
Series 2014-7A, Class BRR, (LIBOR
USD 3 Month + 2.50%), 2.63%,
07/17/28 ............... 11,862 11,864,282
Battalion CLO VIII Ltd.
(a)(c)
:
Series 2015-8A, Class A2R2,
(LIBOR USD 3 Month + 1.55%),
1.68%, 07/18/30 .......... 11,000 10,928,436
Series 2015-8A, Class BR2, (LIBOR
USD 3 Month + 2.00%), 2.13%,
07/18/30 ............... 8,500 8,479,838
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (LIBOR USD 3 Month +
1.72%), 1.85%, 04/24/34
(a)(c)
.... 7,950 7,952,461
BDS Ltd., Series 2021-FL7, Class A,
(LIBOR USD 1 Month + 1.07%),
1.15%, 06/16/36
(a)(c)
.......... 12,090 12,089,998
Bean Creek CLO Ltd., Series 2015-1A,
Class ER, (LIBOR USD 3 Month +
5.75%), 5.88%, 04/20/31
(a)(c)
.... 370 358,689
Benefit Street Partners CLO III Ltd.
(a)(c)
:
Series 2013-IIIA, Class A1R2,
(LIBOR USD 3 Month + 1.00%),
1.13%, 07/20/29 .......... 750 749,892
Series 2013-IIIA, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
1.78%, 07/20/29 .......... 2,850 2,847,967
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO Ltd.
(a)(c)
:
Series 2015-VIBR, Class B, (LIBOR
USD 3 Month + 1.80%), 1.92%,
07/20/34 ............... USD 5,308 $ 5,298,587
Series 2021-23A, Class E, (LIBOR
USD 3 Month + 6.81%), 7.02%,
04/25/34 ............... 1,250 1,252,056
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A,
(LIBOR USD 3 Month + 1.09%),
1.22%, 04/20/31
(a)(c)
.......... 300 299,915
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR,
(LIBOR USD 3 Month + 1.10%),
1.23%, 01/20/31
(a)(c)
.......... 3,640 3,639,048
Benefit Street Partners CLO XVIII Ltd.,
Series 2019-18A, Class E, (LIBOR
USD 3 Month + 6.90%), 7.03%,
10/15/32
(a)(c)
............... 2,750 2,748,506
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (LIBOR
USD 3 Month + 6.75%), 6.89%,
07/15/34
(a)(c)
............... 1,000 999,884
Birch Grove CLO 2 Ltd.
(a)(c)
:
Series 2021-2A, Class D1, (LIBOR
USD 3 Month + 3.30%), 3.41%,
10/19/34 ............... 10,000 9,963,328
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.95%), 7.06%,
10/19/34 ............... 3,000 2,962,500
Birch Grove CLO Ltd.
(a)(c)
:
Series 19A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.87%,
06/15/31 ............... 2,000 1,999,841
Series 19A, Class CR, (LIBOR
USD 3 Month + 2.20%), 2.32%,
06/15/31 ............... 6,000 5,996,091
Series 19A, Class DR, (LIBOR
USD 3 Month + 3.35%), 3.47%,
06/15/31 ............... 3,545 3,544,963
BlueMountain CLO Ltd.
(a)(c)
:
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 4.15%), 4.28%,
01/20/29 ............... 1,500 1,501,074
Series 2013-2A, Class A1R, (LIBOR
USD 3 Month + 1.18%), 1.32%,
10/22/30 ............... 980 981,639
Series 2013-2A, Class BR, (LIBOR
USD 3 Month + 1.60%), 1.74%,
10/22/30 ............... 2,000 2,000,765
Series 2016-2A, Class BR2, (LIBOR
USD 3 Month + 2.25%), 2.37%,
08/20/32 ............... 1,000 998,049
Series 2016-2A, Class C1R2,
(LIBOR USD 3 Month + 3.10%),
3.22%, 08/20/32 .......... 250 250,000
BlueMountain CLO XXVI Ltd.
(a)(c)
:
Series 2019-26A, Class D1, (LIBOR
USD 3 Month + 4.25%), 4.38%,
10/20/32 ............... 1,000 1,000,776
Series 2019-26A, Class E, (LIBOR
USD 3 Month + 7.70%), 7.83%,
10/20/32 ............... 1,250 1,255,377
BlueMountain CLO XXVIII Ltd., Series
2021-28A, Class A, (LIBOR USD 3
Month + 1.26%), 1.39%, 04/15/34
(a)(c)
450 451,010

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
BlueMountain CLO XXX Ltd.
(a)(c)
:
Series 2020-30A, Class D, (LIBOR
USD 3 Month + 3.90%), 4.03%,
01/15/33 ............... USD 2,000 $ 2,003,945
Series 2020-30A, Class E, (LIBOR
USD 3 Month + 7.73%), 7.86%,
01/15/33 ............... 450 450,975
BlueMountain Fuji US CLO III Ltd.,
Series 2017-3A, Class A2, (LIBOR
USD 3 Month + 1.15%), 1.28%,
01/15/30
(a)(c)
............... 250 250,000
Brookside Mill CLO Ltd.
(a)(c)
:
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 1.35%), 1.48%,
01/17/28 ............... 1,000 1,000,678
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 2.78%,
01/17/28 ............... 500 499,750
Burnham Park CLO Ltd., Series 2016-
1A, Class AR, (LIBOR USD 3 Month
+ 1.15%), 1.28%, 10/20/29
(a)(c)
... 14,250 14,250,150
Buttermilk Park CLO Ltd., Series 2018-
1A, Class D, (LIBOR USD 3 Month +
3.10%), 3.23%, 10/15/31
(a)(c)
.... 875 875,071
Canyon Capital CLO Ltd., Series 2021-
2A, Class D, (LIBOR USD 3 Month +
3.35%), 3.51%, 04/15/34
(a)(c)
.... 2,500 2,503,749
Canyon CLO Ltd., Series 2020-3A,
Class E, (LIBOR USD 3 Month +
7.25%), 7.38%, 01/15/34
(a)(c)
.... 380 381,172
Carlyle Global Market Strategies CLO
Ltd.
(a)(c)
:
Series 2014-3RA, Class A1A,
(LIBOR USD 3 Month + 1.05%),
1.18%, 07/27/31 .......... 1,527 1,528,949
Series 2015-3A, Class A2R, (LIBOR
USD 3 Month + 1.60%), 1.73%,
07/28/28 ............... 7,120 7,108,159
Series 2015-4A, Class SBB1,
(LIBOR USD 3 Month + 8.50%),
8.63%, 07/20/32 .......... 525 507,374
Carlyle US CLO Ltd.
(a)(c)
:
Series 2019-2A, Class A1, (LIBOR
USD 3 Month + 1.28%), 1.41%,
07/15/32 ............... 3,000 3,000,306
Series 2021-6A, Class A1, (LIBOR
USD 3 Month + 1.16%), 1.27%,
07/15/34 ............... 2,000 2,000,174
CarVal CLO II Ltd.
(a)(c)
:
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 2.00%), 2.13%,
04/20/32 ............... 700 696,816
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 3.20%), 3.33%,
04/20/32 ............... 11,400 11,439,642
CarVal CLO III Ltd., Series 2019-2A,
Class E, (LIBOR USD 3 Month +
6.44%), 6.57%, 07/20/32
(a)(c)
.... 2,500 2,468,890
CarVal CLO Ltd.
(a)(c)
:
Series 2018-1A, Class D, (LIBOR
USD 3 Month + 2.89%), 3.02%,
07/16/31 ............... 1,455 1,453,544
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 5.77%), 5.90%,
07/16/31 ............... 2,710 2,636,531
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
CBAM Ltd.
(a)(c)
:
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.38%,
07/20/30 ............... USD 6,700 $ 6,704,092
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.40%), 2.53%,
07/20/30 ............... 750 748,078
Series 2018-6A, Class B1R, (LIBOR
USD 3 Month + 2.10%), 2.23%,
01/15/31 ............... 3,000 2,999,977
Series 2018-7A, Class B1, (LIBOR
USD 3 Month + 1.60%), 1.73%,
07/20/31 ............... 1,000 991,512
Series 2019-9A, Class B2, (LIBOR
USD 3 Month + 1.90%), 2.03%,
02/12/30 ............... 4,750 4,749,792
CDO Repack SPC Ltd., Series 2006-
CLF1, Class D1, 7.11%, 05/20/30
(a)
146 147,311
Cedar Funding II CLO Ltd., Series
2013-1A, Class ARR, (LIBOR USD 3
Month + 1.08%), 1.21%, 04/20/34
(a)(c)
750 749,131
Cedar Funding IX CLO Ltd., Series
2018-9A, Class E, (LIBOR USD 3
Month + 5.35%), 5.48%, 04/20/31
(a)(c)
1,670 1,626,877
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (LIBOR USD 3
Month + 1.10%), 1.23%, 07/17/31
(a)(c)
450 449,999
Cedar Funding VI CLO Ltd., Series
2016-6A, Class DRR, (LIBOR USD 3
Month + 3.31%), 3.44%, 04/20/34
(a)(c)
4,750 4,779,806
Cedar Funding VII CLO Ltd.
(a)(c)
:
Series 2018-7A, Class A2, (LIBOR
USD 3 Month + 1.13%), 1.26%,
01/20/31 ............... 250 250,000
Series 2018-7A, Class E, (LIBOR
USD 3 Month + 4.55%), 4.68%,
01/20/31 ............... 2,963 2,792,543
Cedar Funding X CLO Ltd.
(a)(c)
:
Series 2019-10A, Class A, (LIBOR
USD 3 Month + 1.34%), 1.47%,
10/20/32 ............... 250 250,000
Series 2019-10A, Class D, (LIBOR
USD 3 Month + 3.85%), 3.98%,
10/20/32 ............... 450 450,000
Cedar Funding XI CLO Ltd.
(a)(c)
:
Series 2019-11A, Class A1R,
(LIBOR USD 3 Month + 1.05%),
1.17%, 05/29/32 .......... 500 499,620
Series 2019-11A, Class A2R,
(LIBOR USD 3 Month + 1.35%),
1.47%, 05/29/32 .......... 1,000 1,000,260
Cedar Funding XII CLO Ltd., Series
2020-12A, Class E, (LIBOR USD 3
Month + 6.00%), 6.13%, 10/25/32
(a)(c)
1,000 980,054
Cedar Funding XIV CLO Ltd.
(a)(c)
:
Series 2021-14A, Class D, (LIBOR
USD 3 Month + 3.25%), 3.34%,
07/15/33 ............... 13,250 13,286,420
Series 2021-14A, Class E, (LIBOR
USD 3 Month + 6.34%), 6.43%,
07/15/33 ............... 7,350 7,345,042
Series 2021-14A, Class SUB,
0.00%, 07/15/33 .......... 25,540 20,282,846
CIFC Funding 2013-III-R Ltd., Series
2013-3RA, Class B, (LIBOR USD 3
Month + 1.85%), 1.98%, 04/24/31
(a)(c)
650 648,317

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
CIFC Funding 2015-V Ltd., Series
2015-5A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.08%, 10/25/27
(a)(c)
USD 750 $ 750,019
CIFC Funding 2019-III Ltd., Series
2019-3A, Class CR, (LIBOR USD 3
Month + 3.05%), 3.15%, 10/16/34
(a)(c)
750 746,969
CIFC Funding 2021-III Ltd, Series 2021-
3A, Class C, (LIBOR USD 3 Month +
1.95%), 2.10%, 07/15/36
(a)(c)
.... 3,000 2,976,462
CIFC Funding 2021-IV Ltd.
(a)(c)
:
Series 2021-4A, Class A, (LIBOR
USD 3 Month + 1.05%), 1.14%,
07/15/33 ............... 4,700 4,693,464
Series 2021-4A, Class B, (LIBOR
USD 3 Month + 1.58%), 1.67%,
07/15/33 ............... 500 499,452
Series 2021-4A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.09%,
07/15/33 ............... 1,425 1,418,018
CIFC Funding Ltd.
(a)(c)
:
Series 2012-2RA, Class A2, (LIBOR
USD 3 Month + 1.25%), 1.38%,
01/20/28 ............... 250 249,622
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.75%), 1.88%,
07/16/30 ............... 750 750,056
Series 2013-2A, Class A1L2, (LIBOR
USD 3 Month + 1.00%), 1.13%,
10/18/30 ............... 22,000 21,994,522
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.10%),
1.23%, 01/18/31 .......... 630 629,830
Series 2014-2RA, Class A1, (LIBOR
USD 3 Month + 1.05%), 1.18%,
04/24/30 ............... 250 249,945
Series 2014-2RA, Class B1, (LIBOR
USD 3 Month + 2.80%), 2.93%,
04/24/30 ............... 650 649,999
Series 2014-4RA, Class A1A,
(LIBOR USD 3 Month + 1.13%),
1.26%, 10/17/30 .......... 3,650 3,649,358
Series 2015-1A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 1.59%,
01/22/31 ............... 400 398,126
Series 2015-2A, Class AR2, (LIBOR
USD 3 Month + 1.01%), 1.14%,
04/15/30 ............... 1,330 1,329,725
Series 2015-2A, Class CR2, (LIBOR
USD 3 Month + 2.00%), 2.13%,
04/15/30 ............... 5,750 5,749,995
Series 2015-3A, Class BR, (LIBOR
USD 3 Month + 1.15%), 1.28%,
04/19/29 ............... 8,750 8,663,461
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.83%,
04/23/29 ............... 2,870 2,870,124
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.45%), 2.58%,
04/23/29 ............... 9,270 9,272,806
Series 2017-5A, Class A1, (LIBOR
USD 3 Month + 1.18%), 1.31%,
11/16/30 ............... 250 250,008
Series 2017-5A, Class C, (LIBOR
USD 3 Month + 2.85%), 2.98%,
11/16/30 ............... 800 794,257
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.00%), 1.13%,
04/18/31 ............... USD 2,570 $ 2,570,000
Series 2019-5A, Class C, (LIBOR
USD 3 Month + 3.80%), 3.93%,
10/15/32 ............... 575 575,163
Clear Creek CLO
(a)(c)
:
Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 1.20%), 1.33%,
10/20/30 ............... 800 800,814
Series 2015-1A, Class DR, (LIBOR
USD 3 Month + 2.95%), 3.08%,
10/20/30 ............... 1,400 1,396,140
Series 2015-1A, Class ER, (LIBOR
USD 3 Month + 6.30%), 6.43%,
10/20/30 ............... 1,375 1,340,694
Crown City CLO I, Series 2020-1A,
Class DR, (LIBOR USD 3 Month +
7.00%), 7.13%, 07/20/34
(a)(c)
.... 625 624,968
Crown City CLO III
(a)(c)
:
Series 2021-1A, Class C, (LIBOR
USD 3 Month + 3.30%), 3.42%,
07/20/34 ............... 3,500 3,499,779
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.75%), 6.87%,
07/20/34 ............... 1,500 1,499,633
Crown Point CLO 10 Ltd., Series 2021-
10A, Class A, (LIBOR USD 3 Month
+ 1.17%), 1.32%, 07/20/34
(a)(c)
... 11,000 10,987,594
Crown Point CLO 8 Ltd., Series 2019-
8A, Class E, (LIBOR USD 3 Month +
7.10%), 7.23%, 10/20/32
(a)(c)
.... 802 793,176
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (LIBOR USD 3 Month
+ 3.75%), 3.88%, 07/14/34
(a)(c)
... 1,000 999,990
Cumberland Park CLO Ltd.
(a)(c)
:
Series 2015-2A, Class CR, (LIBOR
USD 3 Month + 1.80%), 1.93%,
07/20/28 ............... 1,470 1,469,560
Series 2015-2A, Class DR, (LIBOR
USD 3 Month + 2.70%), 2.83%,
07/20/28 ............... 2,000 2,002,540
Cutwater Ltd., Series 2014-1A, Class
A1AR, (LIBOR USD 3 Month +
1.25%), 1.38%, 07/15/26
(a)(c)
.... 148 147,619
Deer Creek CLO Ltd.
(a)(c)
:
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.18%), 1.31%,
10/20/30 ............... 3,000 3,002,591
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.08%,
10/20/30 ............... 900 891,172
Series 2017-1A, Class E, (LIBOR
USD 3 Month + 6.35%), 6.48%,
10/20/30 ............... 500 497,626
Diameter Capital CLO 2 Ltd., Series
2021-2A, Class D, (LIBOR USD 3
Month + 6.06%), 0.00%, 10/15/36
(a)(c)
1,000 970,000
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.73%, 07/18/30
(a)(c)
1,000 999,997
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (LIBOR USD 3 Month +
1.60%), 1.73%, 07/18/30
(a)(c)
.... 700 699,998

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 76 CLO Ltd., Series 2019-76A,
Class A1, (LIBOR USD 3 Month +
1.33%), 1.46%, 10/20/32
(a)(c)
.... USD 250 $ 250,034
Dryden 77 CLO Ltd.
(a)(c)
:
Series 2020-77A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.26%,
05/20/34 ............... 1,500 1,497,388
Series 2020-77A, Class XR, (LIBOR
USD 3 Month + 1.00%), 1.14%,
05/20/34 ............... 250 250,075
Dryden 83 CLO Ltd., Series 2020-83A,
Class E, (LIBOR USD 3 Month +
5.55%), 5.68%, 01/18/32
(a)(c)
.... 1,250 1,214,190
Dryden 85 CLO Ltd., Series 2020-85A,
Class D, (LIBOR USD 3 Month +
3.90%), 4.03%, 10/15/32
(a)(c)
.... 700 700,000
Dryden 87 CLO Ltd., Series 2021-87A,
Class A1, (LIBOR USD 3 Month +
1.10%), 1.24%, 05/20/34
(a)(c)
.... 1,000 997,133
Dryden XXV Senior Loan Fund, Series
2012-25A, Class CRR, (LIBOR
USD 3 Month + 1.85%), 1.98%,
10/15/27
(a)(c)
............... 1,500 1,498,843
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(LIBOR USD 3 Month + 1.20%),
1.32%, 08/15/30
(a)(c)
.......... 23,925 23,926,718
Eaton Vance CLO Ltd.
(a)(c)
:
Series 2013-1A, Class B3R, (LIBOR
USD 3 Month + 2.15%), 2.28%,
01/15/34 ............... 3,000 3,001,933
Series 2018-1A, Class C, (LIBOR
USD 3 Month + 2.20%), 2.33%,
10/15/30 ............... 1,000 1,000,043
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 6.50%), 6.63%,
04/15/31 ............... 5,000 4,999,805
Elevation CLO Ltd.
(a)(c)
:
Series 2014-2A, Class A1R, (LIBOR
USD 3 Month + 1.23%), 1.36%,
10/15/29 ............... 250 250,007
Series 2018-10A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.03%,
10/20/31 ............... 2,773 2,773,288
Elmwood CLO I Ltd.
(a)(c)
:
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 4.40%), 4.53%,
10/20/33 ............... 6,750 6,856,160
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 7.71%), 7.84%,
10/20/33 ............... 2,625 2,657,464
Elmwood CLO II Ltd.
(a)(c)
:
Series 2019-2A, Class AR, (LIBOR
USD 3 Month + 1.15%), 1.28%,
04/20/34 ............... 3,100 3,098,407
Series 2019-2A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.78%,
04/20/34 ............... 5,950 5,950,412
Series 2019-2A, Class ER, (LIBOR
USD 3 Month + 6.80%), 6.93%,
04/20/34 ............... 13,750 13,810,582
Series 2019-2A, Class FR, (LIBOR
USD 3 Month + 8.00%), 8.13%,
04/20/34 ............... 7,500 7,407,758
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 4,000 3,504,312
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elmwood CLO III Ltd.
(a)(c)
:
Series 2019-3A, Class A1, (LIBOR
USD 3 Month + 1.37%), 1.50%,
10/15/32 ............... USD 8,250 $ 8,250,000
Series 2019-3A, Class D, (LIBOR
USD 3 Month + 3.85%), 3.98%,
10/15/32 ............... 250 250,000
Series 2019-3A, Class E, (LIBOR
USD 3 Month + 7.00%), 7.13%,
10/15/32 ............... 7,200 7,200,000
Elmwood CLO V Ltd., Series 2020-2A,
Class ER, (LIBOR USD 3 Month +
6.10%), 6.22%, 10/20/34
(a)(c)
.... 4,600 4,599,839
Elmwood CLO VI Ltd., Series 2020-3A,
Class E, (LIBOR USD 3 Month +
7.60%), 7.73%, 10/15/31
(a)(c)
.... 4,000 4,000,000
Elmwood CLO VII Ltd., Series 2020-4A,
Class F, (LIBOR USD 3 Month +
8.01%), 8.14%, 01/17/34
(a)(c)
.... 5,000 5,029,212
Elmwood CLO VIII Ltd.
(a)(c)
:
Series 2021-1A, Class E1, (LIBOR
USD 3 Month + 6.00%), 6.13%,
01/20/34 ............... 750 750,737
Series 2021-1A, Class F1, (LIBOR
USD 3 Month + 8.00%), 8.13%,
01/20/34 ............... 1,500 1,491,664
Series 2021-1A, Class F2, (LIBOR
USD 3 Month + 8.00%), 8.13%,
01/20/34 ............... 1,500 1,493,690
Elmwood CLO X Ltd.
(a)(c)
:
Series 2021-3A, Class A, (LIBOR
USD 3 Month + 1.04%), 1.13%,
10/20/34 ............... 1,000 999,776
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 5.85%), 5.94%,
10/20/34 ............... 3,000 2,999,884
Flatiron CLO 19 Ltd.
(a)(c)
:
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 3.90%), 4.02%,
11/16/32 ............... 800 801,044
Series 2019-1A, Class E, (LIBOR
USD 3 Month + 7.20%), 7.32%,
11/16/32 ............... 1,750 1,756,387
Flatiron CLO 21 Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month +
1.11%), 1.26%, 07/19/34
(a)(c)
.... 8,000 8,004,089
FS RIALTO, Series 2021-FL2, Class
A, (LIBOR USD 1 Month + 1.22%),
1.30%, 04/16/28
(a)(c)
.......... 1,790 1,789,357
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (LIBOR USD 3
Month + 1.20%), 1.33%, 04/16/34
(a)(c)
2,100 2,106,017
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (LIBOR USD 3 Month
+ 1.02%), 1.14%, 05/16/31
(a)(c)
... 5,750 5,750,646
Generate CLO 8 Ltd.
(a)(c)
:
Series 2020-1A, Class D1, (LIBOR
USD 3 Month + 4.50%), 4.63%,
04/20/32 ............... 3,500 3,502,486
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.88%), 8.01%,
04/20/32 ............... 600 600,274
Generate CLO 9 Ltd., Series 9A, Class
E, (LIBOR USD 3 Month + 6.85%),
0.00%, 10/20/34
(a)(c)
.......... 2,000 1,980,000

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Gilbert Park CLO Ltd.
(a)(c)
:
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.19%), 1.32%,
10/15/30 ............... USD 850 $ 850,023
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.08%,
10/15/30 ............... 7,160 7,156,410
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.08%,
10/15/30 ............... 6,223 6,223,086
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
A, (LIBOR USD 3 Month + 1.30%),
1.43%, 10/20/32
(a)(c)
.......... 250 250,000
GoldenTree Loan Management US
CLO 6 Ltd., Series 2019-6A, Class
B1, (LIBOR USD 3 Month + 1.90%),
2.03%, 01/20/33
(a)(c)
.......... 750 750,824
GoldenTree Loan Opportunities IX
Ltd.
(a)(c)
:
Series 2014-9A, Class AR2, (LIBOR
USD 3 Month + 1.11%), 1.24%,
10/29/29 ............... 6,130 6,130,197
Series 2014-9A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 1.73%,
10/29/29 ............... 500 500,019
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
1.20%, 01/18/31
(a)(c)
.......... 4,095 4,094,994
GoldentTree Loan Management US
CLO 1 Ltd., Series 2021-9A, Class
E, (LIBOR USD 3 Month + 4.75%),
4.88%, 01/20/33
(a)(c)
.......... 530 507,040
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (LIBOR
USD 3 Month + 6.56%), 6.65%,
07/20/34
(a)(c)(d)
.............. 2,140 2,140,000
Gracie Point International Funding
(a)(c)
:
Series 2020-B, Class B, (LIBOR
USD 1 Month + 2.40%), 2.49%,
05/02/23 ............... 15,000 15,104,770
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 1.40%), 1.49%,
11/01/23 ............... 1,320 1,320,000
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 2.40%), 2.49%,
11/01/23 ............... 1,729 1,729,000
Great Lakes CLO V Ltd., Series 2021-
5A, Class A, (LIBOR USD 3 Month +
1.70%), 1.90%, 04/15/33
(a)(c)
.... 6,500 6,526,805
Grippen Park CLO Ltd.
(a)(c)
:
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.26%), 1.39%,
01/20/30 ............... 1,255 1,255,097
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 3.30%), 3.43%,
01/20/30 ............... 450 450,100
Gulf Stream Meridian 1 Ltd.
(a)(c)
:
Series 2020-IA, Class A1, (LIBOR
USD 3 Month + 1.37%), 1.50%,
04/15/33 ............... 2,000 2,001,955
Series 2020-IA, Class E, (LIBOR
USD 3 Month + 6.45%), 6.58%,
04/15/33 ............... 2,875 2,867,991
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Gulf Stream Meridian 4 Ltd.
(a)(c)
:
Series 2021-4A, Class A1, (LIBOR
USD 3 Month + 1.20%), 1.31%,
07/15/34 ............... USD 11,210 $ 11,211,946
Series 2021-4A, Class A2, (LIBOR
USD 3 Month + 1.85%), 1.96%,
07/15/34 ............... 1,000 1,001,773
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 6.35%), 6.46%,
07/15/34 ............... 2,625 2,623,601
Gulf Stream Meridian 5 Ltd., Series
2021-5A, Class A2, (LIBOR USD 3
Month + 1.80%), 1.90%, 07/15/34
(a)(c)
3,000 3,002,692
Gulf Stream Meridian 6 Ltd., Series
2021-6A, Class A1, (LIBOR USD 3
Month + 1.19%), 0.00%, 01/15/37
(a)(c)
1,000 1,000,000
Halcyon Loan Advisors Funding Ltd.
(a)(c)
:
Series 2013-2A, Class C, (LIBOR
USD 3 Month + 2.70%), 2.83%,
08/01/25 ............... 95 94,578
Series 2014-3A, Class B1R, (LIBOR
USD 3 Month + 1.70%), 1.84%,
10/22/25 ............... 1,090 1,090,890
Highbridge Loan Management, Series
3A-2014, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.31%, 07/18/29
(a)(c)
1,000 999,759
Highbridge Loan Management Ltd.
(a)(c)
:
Series 12A-18, Class A1B, (LIBOR
USD 3 Month + 1.25%), 1.38%,
07/18/31 ............... 930 929,080
Series 12A-18, Class D, (LIBOR
USD 3 Month + 5.15%), 5.28%,
07/18/31 ............... 1,860 1,804,427
Series 7A-2015, Class BR, (LIBOR
USD 3 Month + 1.18%), 1.30%,
03/15/27 ............... 580 579,421
Series 7A-2015, Class CR, (LIBOR
USD 3 Month + 1.70%), 1.82%,
03/15/27 ............... 1,670 1,661,428
HPS Loan Management Ltd., Series
6A-2015, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.12%, 02/05/31
(a)(c)
6,103 6,101,618
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (LIBOR USD 3 Month
+ 2.15%), 2.28%, 04/20/32
(a)(c)
... 2,300 2,313,132
Kayne CLO 4 Ltd., Series 2019-4A,
Class C, (LIBOR USD 3 Month +
2.80%), 2.93%, 04/25/32
(a)(c)
.... 1,425 1,430,791
Kayne CLO 6 Ltd., Series 2019-6A,
Class E, (LIBOR USD 3 Month +
7.53%), 7.66%, 01/20/33
(a)(c)
.... 2,250 2,253,546
Kayne CLO 7 Ltd., Series 2020-7A,
Class A1, (LIBOR USD 3 Month +
1.20%), 1.33%, 04/17/33
(a)(c)
.... 250 250,000
Kayne CLO 9 Ltd., Series 2020-9A,
Class E, (LIBOR USD 3 Month +
7.59%), 7.72%, 01/15/34
(a)(c)
.... 3,000 3,021,961
Kayne CLO III Ltd.
(a)(c)
:
Series 2019-3A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.68%,
04/15/32 ............... 400 399,907
Series 2019-3A, Class CR, (LIBOR
USD 3 Month + 1.85%), 1.98%,
04/15/32 ............... 700 697,372

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-3A, Class DR, (LIBOR
USD 3 Month + 2.75%), 2.88%,
04/15/32 ............... USD 750 $ 749,995
Series 2019-3A, Class ER, (LIBOR
USD 3 Month + 6.50%), 6.63%,
04/15/32 ............... 750 750,986
LCM XIV LP, Series 14A, Class AR,
(LIBOR USD 3 Month + 1.04%),
1.17%, 07/20/31
(a)(c)
.......... 750 750,001
LCM XX LP, Series 20A, Class BR,
(LIBOR USD 3 Month + 1.55%),
1.68%, 10/20/27
(a)(c)
.......... 2,000 1,999,487
LoanCore Issuer Ltd.
(a)(c)
:
Series 2018-CRE1, Class A, (LIBOR
USD 1 Month + 1.13%), 1.21%,
05/15/28 ............... 2,082 2,081,354
Series 2021-CRE5, Class A, (LIBOR
USD 1 Month + 1.30%), 1.38%,
07/15/36 ............... 6,950 6,957,850
Loanpal Solar Loan Ltd.
(a)
:
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 4,686 4,844,059
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 11,213 11,329,468
Logan CLO I Ltd., Series 2021-1A,
Class A, (LIBOR USD 3 Month +
1.16%), 1.31%, 07/20/34
(a)(c)
.... 4,000 4,000,148
Longfellow Place CLO Ltd., Series
2013-1A, Class BR3, (LIBOR USD 3
Month + 1.75%), 1.88%, 04/15/29
(a)(c)
7,000 6,997,828
Madison Park Funding X Ltd.
(a)(c)
:
Series 2012-10A, Class CR3,
(LIBOR USD 3 Month + 2.10%),
2.23%, 01/20/29 .......... 25,000 25,001,808
Series 2012-10A, Class DR2,
(LIBOR USD 3 Month + 3.25%),
3.38%, 01/20/29 .......... 1,600 1,600,309
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.63%,
04/19/30
(a)(c)
............... 1,000 994,969
Madison Park Funding XIX Ltd.
(a)(c)
:
Series 2015-19A, Class A1R2,
(LIBOR USD 3 Month + 0.92%),
1.06%, 01/22/28 .......... 1,897 1,897,971
Series 2015-19A, Class A2R2,
(LIBOR USD 3 Month + 1.50%),
1.64%, 01/22/28 .......... 5,000 4,975,110
Madison Park Funding XLII LTD.,
Series 13A, Class A1, (LIBOR USD
3 Month + 1.18%), 1.32%, 11/21/30
(a)
(c)
...................... 1,000 1,000,034
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a)(c)
............... 2,000 1,898,546
Madison Park Funding XVIII Ltd., Series
2015-18A, Class A1R, (LIBOR
USD 3 Month + 1.19%), 1.32%,
10/21/30
(a)(c)
............... 18,320 18,345,230
Madison Park Funding XXII Ltd., Series
2016-22A, Class A1R, (LIBOR
USD 3 Month + 1.26%), 1.39%,
01/15/33
(a)(c)
............... 1,750 1,750,680
Madison Park Funding XXIII Ltd., Series
2017-23A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/27/31
(a)(c)
3,000 2,999,982
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.78%,
04/25/29
(a)(c)
............... USD 6,250 $ 6,249,975
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A1A,
(LIBOR USD 3 Month + 1.03%),
1.16%, 04/20/30
(a)(c)
.......... 350 349,900
Madison Park Funding XXX Ltd.
(c)
:
Series 2018-30A, Class E, (LIBOR
USD 3 Month + 4.95%), 5.08%,
04/15/29
(a)
.............. 2,050 1,996,794
Series 2018-30X, Class E, (LIBOR
USD 3 Month + 4.95%), 5.08%,
04/15/29
(e)
.............. 1,000 974,046
Madison Park Funding XXXIV Ltd.
(a)(c)
:
Series 2019-34A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.25%,
04/25/32 ............... 250 249,811
Series 2019-34A, Class SUB,
0.00%, 04/25/32 .......... 8,550 7,469,459
Madison Park Funding XXXVIII Ltd.
(a)(c)
:
Series 2021-38A, Class A, (LIBOR
USD 3 Month + 1.12%), 1.25%,
07/17/34 ............... 2,750 2,746,721
Series 2021-38A, Class C, (LIBOR
USD 3 Month + 1.90%), 2.03%,
07/17/34 ............... 250 248,025
Series 2021-38A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.13%,
07/17/34
(d)
.............. 1,500 1,500,000
Mariner CLO LLC
(a)(c)
:
Series 2016-3A, Class AR2, (LIBOR
USD 3 Month + 0.99%), 1.13%,
07/23/29 ............... 1,500 1,499,502
Series 2016-3A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.64%,
07/23/29 ............... 5,250 5,251,336
Series 2016-3A, Class CR2, (LIBOR
USD 3 Month + 2.05%), 2.19%,
07/23/29 ............... 23,000 22,998,151
Series 2016-3A, Class DR2, (LIBOR
USD 3 Month + 2.90%), 3.04%,
07/23/29 ............... 3,750 3,740,695
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6, Class
A, (LIBOR USD 1 Month + 1.10%),
1.18%, 07/16/36
(a)(c)
.......... 4,540 4,541,633
MP CLO VII Ltd.
(a)(c)
:
Series 2015-1A, Class BRR, (LIBOR
USD 3 Month + 1.60%), 1.73%,
10/18/28 ............... 500 494,901
Series 2015-1A, Class CRR, (LIBOR
USD 3 Month + 2.20%), 2.33%,
10/18/28 ............... 3,690 3,683,712
MP CLO VIII Ltd., Series 2015-2A,
Class BRR, (LIBOR USD 3 Month +
1.80%), 1.93%, 04/28/34
(a)(c)
.... 11,250 11,200,508
Myers Park CLO Ltd., Series 2018-1A,
Class B1, (LIBOR USD 3 Month +
1.60%), 1.73%, 10/20/30
(a)(c)
.... 250 249,999
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2,
(LIBOR USD 3 Month + 1.03%),
1.16%, 01/28/30
(a)(c)
.......... 500 499,906

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman CLO XVII Ltd.
(a)(c)
:
Series 2014-17A, Class CR2,
(LIBOR USD 3 Month + 2.00%),
2.14%, 04/22/29 .......... USD 5,350 $ 5,350,664
Series 2014-17A, Class DR2A,
(LIBOR USD 3 Month + 2.80%),
2.94%, 04/22/29 .......... 1,500 1,495,407
Neuberger Berman CLO XX Ltd.
(a)(c)
:
Series 2015-20A, Class ARR,
(LIBOR USD 3 Month + 1.16%),
1.30%, 07/15/34 .......... 439 439,156
Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.65%),
1.79%, 07/15/34 .......... 500 499,998
Series 2015-20A, Class DRR,
(LIBOR USD 3 Month + 2.95%),
3.09%, 07/15/34 .......... 3,000 3,008,974
Series 2015-20A, Class ERR,
(LIBOR USD 3 Month + 6.50%),
6.64%, 07/15/34 .......... 5,325 5,324,738
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.78%,
10/17/30
(a)(c)
............... 400 399,999
Neuberger Berman CLO XXIII Ltd.
(a)(c)
:
Series 2016-23A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.68%,
10/17/27 ............... 500 499,832
Series 2016-23A, Class ER, (LIBOR
USD 3 Month + 5.75%), 5.88%,
10/17/27 ............... 1,000 998,525
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class A,
(LIBOR USD 3 Month + 1.17%),
1.30%, 10/18/30
(a)(c)
.......... 9,050 9,050,121
Neuberger Berman Loan Advisers CLO
34 Ltd., Series 2019-34A, Class E,
(LIBOR USD 3 Month + 7.80%),
7.93%, 01/20/33
(a)(c)
.......... 1,000 1,003,957
Neuberger Berman Loan Advisers CLO
37 Ltd., Series 2020-37A, Class ER,
(LIBOR USD 3 Month + 5.75%),
5.88%, 07/20/31
(a)(c)
.......... 250 249,990
Neuberger Berman Loan Advisers CLO
39 Ltd., Series 2020-39A, Class E,
(LIBOR USD 3 Month + 7.20%),
7.33%, 01/20/32
(a)(c)
.......... 250 250,141
Neuberger Berman Loan Advisers CLO
42 Ltd., Series 2021-42A, Class A,
(LIBOR USD 3 Month + 1.10%),
1.24%, 07/16/35
(a)(c)
.......... 3,250 3,242,414
Niagara Park CLO Ltd., Series 2019-
1A, Class ER, (LIBOR USD 3 Month
+ 5.95%), 6.08%, 07/17/32
(a)(c)
... 2,500 2,487,744
Northwoods Capital 20 Ltd., Series
2019-20A, Class ER, (LIBOR USD 3
Month + 7.85%), 7.98%, 01/25/32
(a)(c)
1,250 1,251,316
Oaktree CLO Ltd., Series 2015-1A,
Class DR, (LIBOR USD 3 Month +
5.20%), 5.33%, 10/20/27
(a)(c)
.... 2,000 1,951,920
Ocean Beach Spc, Series 2020-1I,
Class A, 4.00%, 09/26/22 ...... 6,348 6,372,491
Ocean Trails CLO VI
(a)(c)
:
Series 2016-6A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 1.58%,
07/15/28 ............... 3,680 3,675,354
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-6A, Class CRR, (LIBOR
USD 3 Month + 2.25%), 2.38%,
07/15/28 ............... USD 2,115 $ 2,115,580
OCP CLO 2020-8R Ltd., Series 2020-
8RA, Class A1, (LIBOR USD 3
Month + 1.22%), 1.35%, 01/17/32
(a)(c)
6,150 6,153,123
OCP CLO Ltd.
(a)
:
Series 2013-4A, Class A2RR,
(LIBOR USD 3 Month + 1.45%),
1.58%, 04/24/29
(c)
......... 5,250 5,250,304
Series 2013-4A, Class BRR, (LIBOR
USD 3 Month + 1.90%), 2.03%,
04/24/29
(c)
.............. 19,500 19,484,201
Series 2013-4A, Class CRR, (LIBOR
USD 3 Month + 3.00%), 3.13%,
04/24/29
(c)
.............. 12,000 12,000,709
Series 2014-5A, Class A1R, (LIBOR
USD 3 Month + 1.08%), 1.21%,
04/26/31
(c)
.............. 1,410 1,409,981
Series 2014-7A, Class A2RR,
(LIBOR USD 3 Month + 1.65%),
1.78%, 07/20/29
(c)
......... 1,600 1,600,513
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,862,003
Series 2015-9A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.88%,
07/15/27
(c)
.............. 7,920 7,911,099
Series 2015-9A, Class E, (LIBOR
USD 3 Month + 6.40%), 6.53%,
07/15/27
(c)
.............. 1,137 1,137,750
Series 2015-10A, Class BR, (LIBOR
USD 3 Month + 1.85%), 1.98%,
10/26/27
(c)
.............. 1,750 1,747,758
Series 2015-10A, Class DR, (LIBOR
USD 3 Month + 5.50%), 5.63%,
10/26/27
(c)
.............. 1,040 1,040,387
Series 2015-10A, Class E, (LIBOR
USD 3 Month + 7.50%), 7.63%,
10/26/27
(c)
.............. 4,120 4,145,402
Series 2016-12A, Class A1R,
(LIBOR USD 3 Month + 1.12%),
1.25%, 10/18/28
(c)
......... 8,704 8,705,480
Series 2016-12A, Class A2R,
(LIBOR USD 3 Month + 1.60%),
1.73%, 10/18/28
(c)
......... 1,500 1,500,408
Series 2016-12A, Class CR, (LIBOR
USD 3 Month + 3.00%), 3.13%,
10/18/28
(c)
.............. 4,360 4,360,194
Series 2017-14A, Class B, (LIBOR
USD 3 Month + 1.95%), 2.08%,
11/20/30
(c)
.............. 1,200 1,196,850
Series 2019-16A, Class ER, (LIBOR
USD 3 Month + 6.35%), 6.47%,
04/10/33
(c)
.............. 3,750 3,722,629
Series 2020-18A, Class AR, (LIBOR
USD 3 Month + 1.09%), 1.22%,
07/20/32
(c)
.............. 1,500 1,502,349
Series 2020-18A, Class DR, (LIBOR
USD 3 Month + 3.20%), 3.33%,
07/20/32
(c)
.............. 4,750 4,747,890
Series 2020-18A, Class ER, (LIBOR
USD 3 Month + 6.43%), 6.56%,
07/20/32
(c)(d)
............. 3,750 3,703,500
Series 2020-20A, Class D1, (LIBOR
USD 3 Month + 3.95%), 4.07%,
10/09/33
(c)
.............. 2,500 2,522,068

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-20A, Class E, (LIBOR
USD 3 Month + 7.66%), 7.78%,
10/09/33
(c)
.............. USD 1,500 $ 1,512,099
Octagon Investment Partners 18-R
Ltd., Series 2018-18A, Class A1A,
(LIBOR USD 3 Month + 0.96%),
1.09%, 04/16/31
(a)(c)
.......... 276 275,916
Octagon Investment Partners 24 Ltd.,
Series 2015-1A, Class A2S, (LIBOR
USD 3 Month + 1.70%), 1.83%,
04/21/31
(a)(c)
............... 1,000 1,000,343
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 6.20%), 6.33%,
03/17/30
(a)(c)
............... 500 499,526
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.19%), 1.32%,
01/20/31
(a)(c)
............... 1,750 1,750,026
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 0.97%), 1.10%,
04/15/31
(a)(c)
............... 250 249,927
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (LIBOR
USD 3 Month + 1.58%), 1.71%,
07/25/30
(a)(c)
............... 1,000 999,494
Octagon Investment Partners 48 Ltd.,
Series 2020-3A, Class D, (LIBOR
USD 3 Month + 4.00%), 4.13%,
10/20/31
(a)(c)
............... 250 250,251
Octagon Investment Partners 51 Ltd.,
Series 2021-1A, Class A, (LIBOR
USD 3 Month + 1.15%), 1.26%,
07/20/34
(a)(c)
............... 3,500 3,497,928
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 1.48%,
07/19/30
(a)(c)
............... 1,000 1,001,052
Octagon Investment Partners XVII
Ltd., Series 2013-1A, Class A1R2,
(LIBOR USD 3 Month + 1.00%),
1.13%, 01/25/31
(a)(c)
.......... 500 499,860
OHA Credit Funding 2 Ltd., Series
2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.28%, 04/21/34
(a)(c)
4,500 4,497,804
OHA Credit Funding 3 Ltd.
(a)(c)
:
Series 2019-3A, Class AR, (LIBOR
USD 3 Month + 1.14%), 1.29%,
07/02/35 ............... 1,000 999,429
Series 2019-3A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.80%,
07/02/35 ............... 250 250,230
OHA Credit Partners XI Ltd., Series
2015-11A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.28%, 01/20/32
(a)(c)
300 300,094
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (LIBOR USD 3 Month
+ 1.04%), 1.17%, 05/23/31
(a)(c)
... 11,402 11,395,123
Owl Rock CLO VI Ltd., Series 2021-6A,
Class A, (LIBOR USD 3 Month +
1.45%), 1.57%, 06/21/32
(a)(c)
.... 1,500 1,494,459
OZLM Funding IV Ltd.
(a)(c)
:
Series 2013-4A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.39%,
10/22/30 ............... 981 981,168
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-4A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 1.84%,
10/22/30 ............... USD 960 $ 959,940
OZLM VI Ltd.
(a)(c)
:
Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%),
1.88%, 04/17/31 .......... 300 300,013
Series 2014-6A, Class SUB, 0.00%,
04/17/31 ............... 3,200 883,184
OZLM VIII Ltd.
(a)(c)
:
Series 2014-8A, Class A2RR,
(LIBOR USD 3 Month + 1.80%),
1.93%, 10/17/29 .......... 3,815 3,815,279
Series 2014-8A, Class CRR, (LIBOR
USD 3 Month + 3.15%), 3.28%,
10/17/29 ............... 1,835 1,825,864
Palmer Square CLO Ltd.
(a)(c)
:
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.13%),
1.26%, 01/17/31 .......... 1,670 1,670,403
Series 2015-1A, Class A1A4,
(LIBOR USD 3 Month + 1.13%),
1.26%, 05/21/34 .......... 12,340 12,408,185
Series 2015-1A, Class A2R4,
(LIBOR USD 3 Month + 1.70%),
1.83%, 05/21/34 .......... 2,500 2,512,369
Series 2015-2A, Class DR2, (LIBOR
USD 3 Month + 5.75%), 5.88%,
07/20/30 ............... 3,500 3,494,219
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 1.03%), 1.16%,
04/18/31 ............... 6,260 6,261,115
Series 2018-2A, Class D, (LIBOR
USD 3 Month + 5.60%), 5.73%,
07/16/31 ............... 750 750,834
Series 2018-3A, Class A2, (LIBOR
USD 3 Month + 1.35%), 1.47%,
08/15/26 ............... 10,427 10,417,404
Series 2018-3A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.02%,
08/15/26 ............... 1,250 1,250,260
Series 2018-3A, Class D, (LIBOR
USD 3 Month + 4.40%), 4.52%,
08/15/26 ............... 3,050 3,050,013
Series 2018-3A, Class E, (LIBOR
USD 3 Month + 6.15%), 6.27%,
08/15/26 ............... 3,750 3,750,023
Series 2019-1A, Class C, (LIBOR
USD 3 Month + 3.75%), 3.87%,
11/14/32 ............... 400 400,434
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.35%), 6.46%,
07/15/34 ............... 250 249,985
Palmer Square Loan Funding Ltd.
(a)(c)
:
Series 2018-4A, Class A2, (LIBOR
USD 3 Month + 1.45%), 1.57%,
11/15/26 ............... 250 250,128
Series 2018-4A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.02%,
11/15/26 ............... 12,720 12,722,652
Series 2018-4A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.67%,
11/15/26 ............... 7,050 7,053,591
Series 2018-4A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.37%,
11/15/26 ............... 1,500 1,501,438

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-4A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.12%,
11/15/26 ............... USD 1,360 $ 1,360,263
Series 2018-5A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.03%,
01/20/27 ............... 11,738 11,739,215
Series 2018-5A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.68%,
01/20/27 ............... 7,255 7,258,702
Series 2018-5A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.38%,
01/20/27 ............... 12,700 12,687,691
Series 2018-5A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/20/27 ............... 4,750 3,195,824
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 5.80%), 5.93%,
04/20/27 ............... 3,050 3,073,955
Series 2019-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.38%,
04/20/27 ............... 250 250,089
Series 2019-2A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.38%,
04/20/27 ............... 7,625 7,626,466
Series 2019-2A, Class D, (LIBOR
USD 3 Month + 5.50%), 5.63%,
04/20/27 ............... 1,500 1,503,514
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.75%), 6.88%,
04/20/27 ............... 1,000 1,004,406
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.73%,
08/20/27 ............... 5,250 5,251,681
Series 2019-3A, Class C, (LIBOR
USD 3 Month + 3.40%), 3.53%,
08/20/27 ............... 6,800 6,804,934
Series 2019-3A, Class D, (LIBOR
USD 3 Month + 5.35%), 5.48%,
08/20/27 ............... 2,750 2,757,705
Series 2019-4A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.73%,
10/24/27 ............... 2,250 2,250,377
Series 2019-4A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.38%,
10/24/27 ............... 1,000 1,000,238
Series 2019-4A, Class D, (LIBOR
USD 3 Month + 5.90%), 6.03%,
10/24/27 ............... 3,225 3,221,890
Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.35%), 1.48%,
02/20/28 ............... 2,750 2,745,617
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 4.85%), 4.98%,
02/20/28 ............... 600 602,973
Series 2020-2A, Class A2, (LIBOR
USD 3 Month + 1.55%), 1.68%,
04/20/28 ............... 8,750 8,750,924
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.38%,
04/20/28 ............... 2,000 2,000,711
Series 2020-2A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.13%,
04/20/28 ............... 1,000 1,000,049
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 5.50%), 5.63%,
04/20/28 ............... 1,250 1,248,786
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-4A, Class C, (LIBOR
USD 3 Month + 3.60%), 3.73%,
11/25/28 ............... USD 3,000 $ 3,003,302
Series 2020-4A, Class D, (LIBOR
USD 3 Month + 7.05%), 7.18%,
11/25/28 ............... 2,500 2,502,004
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.00%), 6.13%,
04/20/29 ............... 3,000 3,004,242
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 5.00%), 5.13%,
05/20/29 ............... 500 499,978
Series 2021-3A, Class C, (LIBOR
USD 3 Month + 2.50%), 2.67%,
07/20/29 ............... 5,250 5,253,995
Series 2021-3A, Class D, (LIBOR
USD 3 Month + 5.00%), 5.17%,
07/20/29 ............... 4,625 4,624,374
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 5.00%), 0.00%,
10/15/29 ............... 10,000 10,000,000
Parallel Ltd., Series 2015-1A, Class
C1R, (LIBOR USD 3 Month +
1.75%), 1.88%, 07/20/27
(a)(c)
.... 1,670 1,662,203
Park Avenue Institutional Advisers CLO
Ltd.
(a)(c)
:
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 5.85%), 5.98%,
08/23/31 ............... 4,250 4,129,392
Series 2017-1A, Class DR, (LIBOR
USD 3 Month + 6.81%), 6.93%,
02/14/34 ............... 3,250 3,168,713
Series 2019-1A, Class A1, (LIBOR
USD 3 Month + 1.48%), 1.60%,
05/15/32 ............... 500 501,549
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 7.30%), 7.43%,
01/20/34 ............... 2,300 2,292,300
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 7.01%), 7.11%,
07/15/34 ............... 2,400 2,358,657
Pikes Peak CLO 1, Series 2018-1A,
Class A, (LIBOR USD 3 Month +
1.18%), 1.31%, 07/24/31
(a)(c)
.... 250 249,922
Pikes Peak CLO 4, Series 2019-4A,
Class DR, (LIBOR USD 3 Month +
3.25%), 3.36%, 07/15/34
(a)(c)
.... 375 374,997
Pikes Peak CLO 6, Series 2020-6A,
Class ER2, (LIBOR USD 3 Month +
6.43%), 6.55%, 05/18/34
(a)(c)
.... 500 499,969
Post CLO Ltd.
(a)(c)
:
Series 2018-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.08%,
04/16/31 ............... 2,250 2,250,040
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 6.45%), 6.58%,
10/15/34 ............... 750 749,967
PPM CLO 2 Ltd.
(a)(c)
:
Series 2019-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.88%,
04/16/32 ............... 3,500 3,515,787
Series 2019-2A, Class DR, (LIBOR
USD 3 Month + 3.40%), 3.53%,
04/16/32 ............... 1,250 1,250,320

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Recette CLO Ltd., Series 2015-1A,
Class DRR, (LIBOR USD 3 Month +
3.25%), 3.38%, 04/20/34
(a)(c)
.... USD 1,250 $ 1,256,693
Regatta IX Funding Ltd., Series 2017-
1A, Class B, (LIBOR USD 3 Month +
1.80%), 1.93%, 04/17/30
(a)(c)
.... 1,250 1,250,121
Regatta VI Funding Ltd.
(a)(c)
:
Series 2016-1A, Class DR2, (LIBOR
USD 3 Month + 3.10%), 3.23%,
04/20/34 ............... 3,000 3,009,163
Series 2016-1A, Class ER2, (LIBOR
USD 3 Month + 6.75%), 6.88%,
04/20/34 ............... 1,500 1,496,895
Regatta VII Funding Ltd.
(a)(c)
:
Series 2016-1A, Class A1R2,
(LIBOR USD 3 Month + 1.15%),
1.27%, 06/20/34 .......... 1,300 1,301,117
Series 2016-1A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 1.72%,
06/20/34 ............... 250 249,999
Regatta XIII Funding Ltd., Series 2018-
2A, Class C, (LIBOR USD 3 Month +
3.10%), 3.23%, 07/15/31
(a)(c)
.... 375 375,031
Regatta XVII Funding Ltd., Series 2020-
1A, Class D, (LIBOR USD 3 Month +
4.15%), 4.28%, 10/15/33
(a)(c)
.... 600 609,641
Regatta XX Funding Ltd., Series 2021-
2A, Class D, (LIBOR USD 3 Month +
3.10%), 3.18%, 10/15/34
(a)(c)(d)
... 1,250 1,250,000
Rockford Tower CLO Ltd.
(a)(c)
:
Series 2017-2A, Class CR, (LIBOR
USD 3 Month + 1.90%), 2.03%,
10/15/29 ............... 1,250 1,249,922
Series 2017-2A, Class DR, (LIBOR
USD 3 Month + 2.85%), 2.98%,
10/15/29 ............... 5,360 5,360,008
Series 2017-2A, Class ER, (LIBOR
USD 3 Month + 6.25%), 6.38%,
10/15/29 ............... 4,500 4,471,581
Series 2017-3A, Class A, (LIBOR
USD 3 Month + 1.19%), 1.32%,
10/20/30 ............... 11,725 11,725,004
Series 2017-3A, Class E, (LIBOR
USD 3 Month + 5.75%), 5.88%,
10/20/30 ............... 5,555 5,394,460
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 1,330,215
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 1.23%,
05/20/31 ............... 1,000 1,000,305
Series 2018-1A, Class B, (LIBOR
USD 3 Month + 1.72%), 1.85%,
05/20/31 ............... 250 249,648
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 1,285,582
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.16%), 1.29%,
10/20/31 ............... 1,159 1,158,618
Series 2018-2A, Class B, (LIBOR
USD 3 Month + 1.80%), 1.93%,
10/20/31 ............... 1,087 1,087,050
Series 2018-2A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.13%,
10/20/31 ............... 1,690 1,635,197
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 1,181,824
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-1A, Class A1, (LIBOR
USD 3 Month + 1.17%), 1.25%,
07/20/34 ............... USD 5,990 $ 5,986,735
Series 2021-1A, Class C, (LIBOR
USD 3 Month + 2.00%), 2.08%,
07/20/34 ............... 250 249,028
Romark CLO III Ltd., Series 2019-3A,
Class C, (LIBOR USD 3 Month +
3.90%), 4.03%, 07/15/32
(a)(c)
.... 250 250,042
Romark CLO IV Ltd.
(a)(c)
:
Series 2021-4A, Class C1, (LIBOR
USD 3 Month + 3.20%), 3.35%,
07/10/34 ............... 3,500 3,499,828
Series 2021-4A, Class C2, (LIBOR
USD 3 Month + 5.00%), 5.15%,
07/10/34 ............... 1,750 1,749,671
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 6.95%), 7.10%,
07/10/34 ............... 1,000 999,586
Romark CLO Ltd., Series 2017-1A,
Class B, (LIBOR USD 3 Month +
2.15%), 2.29%, 10/23/30
(a)(c)
.... 1,650 1,647,503
Romark WM-R Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.03%), 1.16%, 04/20/31
(a)(c)
.... 421 420,760
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)(c)
...... 16,475 15,051,049
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%),
1.22%, 01/15/30
(a)(c)
.......... 500 500,939
RR 4 Ltd., Series 2018-4A, Class A2,
(LIBOR USD 3 Month + 1.55%),
1.68%, 04/15/30
(a)(c)
.......... 2,000 1,995,191
Seneca Park CLO Ltd., Series 2014-1A,
Class SUB, 0.00%, 07/17/26
(a)(c)
.. 2,000 10,200
Shackleton CLO Ltd.
(a)(c)
:
Series 2015-7RA, Class C, (LIBOR
USD 3 Month + 2.35%), 2.48%,
07/15/31 ............... 250 250,184
Series 2016-9A, Class AR, (LIBOR
USD 3 Month + 1.13%), 1.26%,
10/20/28 ............... 557 557,128
Signal Peak CLO 4 Ltd., Series 2017-
4A, Class A, (LIBOR USD 3 Month +
1.21%), 1.34%, 10/26/29
(a)(c)
.... 2,310 2,311,039
Silver Creek CLO Ltd.
(a)(c)
:
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.24%), 1.37%,
07/20/30 ............... 3,750 3,751,921
Series 2014-1A, Class DR, (LIBOR
USD 3 Month + 3.35%), 3.48%,
07/20/30 ............... 500 500,277
Sixth Street CLO XIX Ltd.
(a)(c)
:
Series 2021-19A, Class A, (LIBOR
USD 3 Month + 1.10%), 1.23%,
07/20/34 ............... 9,500 9,513,284
Series 2021-19A, Class E, (LIBOR
USD 3 Month + 5.90%), 6.03%,
07/20/34 ............... 5,000 4,998,793
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class E, (LIBOR USD 3 Month
+ 7.32%), 7.45%, 10/20/32
(a)(c)
... 1,613 1,613,682
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (LIBOR USD 3
Month + 6.50%), 6.72%, 04/20/34
(a)(c)
4,000 3,999,553

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (LIBOR USD 3
Month + 1.07%), 1.20%, 01/26/31
(a)(c)
USD 525 $ 525,528
Sound Point CLO XII Ltd., Series
2016-2A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.18%, 10/20/28
(a)(c)
2,000 1,995,170
Sound Point CLO XV Ltd.
(a)(c)
:
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.64%,
01/23/29 ............... 2,000 1,997,979
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.05%), 2.19%,
01/23/29 ............... 3,350 3,348,549
Sound Point CLO XXIV, Series 2019-
3A, Class D, (LIBOR USD 3 Month +
4.11%), 4.24%, 10/25/32
(a)(c)
.... 1,500 1,500,726
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.64%, 04/25/34
(a)(c)
345 346,320
Sound Point CLO XXVI Ltd., Series
2020-1A, Class DR, (LIBOR USD 3
Month + 3.35%), 3.48%, 07/20/34
(a)(c)
3,600 3,606,314
Sound Point CLO XXVIII Ltd., Series
2020-3A, Class A1, (LIBOR USD 3
Month + 1.28%), 1.41%, 01/25/32
(a)(c)
1,000 1,000,462
Steele Creek CLO Ltd., Series 2017-
1A, Class A, (LIBOR USD 3 Month +
1.25%), 1.38%, 10/15/30
(a)(c)
.... 420 420,011
Strata CLO I Ltd.
(a)(c)
:
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 7.08%), 7.21%,
01/15/31 ............... 1,690 1,620,930
Series 2018-1A, Class USUB,
0.00%, 01/15/18 .......... 7,680 5,299,369
Symphony CLO XIV Ltd., Series 2014-
14A, Class B1RR, (LIBOR USD 3
Month + 1.70%), 1.83%, 07/14/26
(a)(c)
24,000 24,001,361
Symphony CLO XVI Ltd., Series
2015-16A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.28%, 10/15/31
(a)(c)
300 300,114
Symphony CLO XXI Ltd., Series
2019-21A, Class DR, (LIBOR USD 3
Month + 3.30%), 3.43%, 07/15/32
(a)(c)
1,750 1,755,505
TCW CLO Ltd.
(a)(c)
:
Series 2019-2A, Class D1, (LIBOR
USD 3 Month + 3.95%), 4.08%,
10/20/32 ............... 350 350,137
Series 2019-2A, Class D2A, (LIBOR
USD 3 Month + 4.89%), 5.02%,
10/20/32 ............... 250 250,234
Series 2020-1A, Class DRR, (LIBOR
USD 3 Month + 3.40%), 3.56%,
04/20/34 ............... 1,500 1,489,507
TIAA CLO III Ltd.
(a)(c)
:
Series 2017-2A, Class A, (LIBOR
USD 3 Month + 1.15%), 1.28%,
01/16/31 ............... 269 268,922
Series 2017-2A, Class B, (LIBOR
USD 3 Month + 1.50%), 1.63%,
01/16/31 ............... 750 749,697
TICP CLO II-2 Ltd., Series 2018-IIA,
Class C, (LIBOR USD 3 Month +
2.95%), 3.08%, 04/20/28
(a)(c)
.... 590 590,011
TICP CLO III-2 Ltd., Series 2018-3R,
Class B, (LIBOR USD 3 Month +
1.35%), 1.48%, 04/20/28
(a)(c)
.... 500 500,250
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
TICP CLO IX Ltd.
(a)(c)
:
Series 2017-9A, Class A, (LIBOR
USD 3 Month + 1.14%), 1.27%,
01/20/31 ............... USD 2,000 $ 2,003,577
Series 2017-9A, Class B, (LIBOR
USD 3 Month + 1.60%), 1.73%,
01/20/31 ............... 250 250,097
Series 2017-9A, Class D, (LIBOR
USD 3 Month + 2.90%), 3.03%,
01/20/31 ............... 500 499,995
TICP CLO V Ltd., Series 2016-5A,
Class ER, (LIBOR USD 3 Month +
5.75%), 5.88%, 07/17/31
(a)(c)
.... 1,000 971,536
TICP CLO VII Ltd., Series 2017-7A,
Class ER, (LIBOR USD 3 Month +
7.05%), 7.18%, 04/15/33
(a)(c)
.... 5,400 5,415,724
TICP CLO VIII Ltd., Series 2017-8A,
Class B, (LIBOR USD 3 Month +
2.15%), 2.28%, 10/20/30
(a)(c)
.... 500 500,015
TICP CLO X Ltd., Series 2018-10A,
Class E, (LIBOR USD 3 Month +
5.50%), 5.63%, 04/20/31
(a)(c)
.... 500 489,814
TICP CLO XI Ltd.
(a)(c)
:
Series 2018-11A, Class A, (LIBOR
USD 3 Month + 1.18%), 1.31%,
10/20/31 ............... 500 500,484
Series 2018-11A, Class D, (LIBOR
USD 3 Month + 3.05%), 3.18%,
10/20/31 ............... 250 250,020
Series 2018-11A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.13%,
10/20/31 ............... 1,425 1,425,022
TICP CLO XII Ltd.
(a)(c)
:
Series 2018-12A, Class AR, (LIBOR
USD 3 Month + 1.17%), 1.28%,
07/15/34 ............... 1,000 1,002,099
Series 2018-12A, Class ER, (LIBOR
USD 3 Month + 6.25%), 6.36%,
07/15/34 ............... 625 621,931
TICP CLO XIII Ltd., Series 2019-13A,
Class CR, (LIBOR USD 3 Month +
2.10%), 2.23%, 04/15/34
(a)(c)
.... 3,000 3,007,217
TICP CLO XIV Ltd., Series 2019-14A,
Class A1A, (LIBOR USD 3 Month +
1.34%), 1.47%, 10/20/32
(a)(c)
.... 250 250,214
TICP CLO XV Ltd.
(a)(c)
:
Series 2020-15A, Class A, (LIBOR
USD 3 Month + 1.28%), 1.41%,
04/20/33 ............... 250 250,251
Series 2020-15A, Class E, (LIBOR
USD 3 Month + 6.15%), 6.28%,
04/20/33 ............... 500 500,012
Treman Park CLO Ltd., Series 2015-1A,
Class DRR, (LIBOR USD 3 Month +
2.65%), 2.78%, 10/20/28
(a)(c)
.... 5,560 5,567,525
Trestles CLO II Ltd., Series 2018-2A,
Class D, (LIBOR USD 3 Month +
5.75%), 5.88%, 07/25/31
(a)(c)
.... 3,860 3,791,775
Trestles CLO III Ltd.
(a)(c)
:
Series 2020-3A, Class A1, (LIBOR
USD 3 Month + 1.33%), 1.46%,
01/20/33 ............... 4,750 4,753,772
Series 2020-3A, Class B1, (LIBOR
USD 3 Month + 1.85%), 1.98%,
01/20/33 ............... 1,500 1,501,000

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-3A, Class E, (LIBOR
USD 3 Month + 6.50%), 6.63%,
01/20/33 ............... USD 2,250 $ 2,239,190
Series 2020-3A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/20/33 ............... 1,000 812,490
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (LIBOR USD 3 Month +
1.17%), 1.29%, 07/21/34
(a)(c)
.... 1,000 998,248
Trestles CLO Ltd.
(a)(c)
:
Series 2017-1A, Class B1R, (LIBOR
USD 3 Month + 1.75%), 1.88%,
04/25/32 ............... 5,050 5,032,332
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.90%), 3.03%,
04/25/32 ............... 1,500 1,494,397
Series 2020-3A, Class C, (LIBOR
USD 3 Month + 2.25%), 2.38%,
01/20/33 ............... 1,500 1,500,750
Triaxx Prime CDO Ltd., Series 2006-1A,
Class A2, (LIBOR USD 3 Month +
0.45%), 0.57%, 03/03/39
(a)(c)
.... 50,060 720,614
Trimaran Cavu Ltd.
(a)(c)
:
Series 2019-1A, Class B, (LIBOR
USD 3 Month + 2.20%), 2.33%,
07/20/32 ............... 250 250,959
Series 2019-1A, Class C1, (LIBOR
USD 3 Month + 3.15%), 3.28%,
07/20/32 ............... 500 501,571
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.28%,
07/20/32 ............... 1,500 1,507,783
Trimaran CAVU Ltd., Series 2019-2A,
Class C, (LIBOR USD 3 Month +
4.72%), 4.85%, 11/26/32
(a)(c)
.... 575 577,131
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (LIBOR USD 3 Month +
1.40%), 1.53%, 10/18/31
(a)(c)
.... 900 900,013
Trinitas CLO IX Ltd., Series 2018-9A,
Class CRR, (LIBOR USD 3 Month +
2.25%), 2.38%, 01/20/32
(a)(c)
.... 13,000 12,922,410
Trinitas CLO XIV Ltd.
(a)(c)
:
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.13%,
01/25/34 ............... 1,160 1,163,286
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.13%,
01/25/34 ............... 625 627,841
Trinitas CLO XVI Ltd., Series 2021-16A,
Class E, (LIBOR USD 3 Month +
7.00%), 7.13%, 07/20/34
(a)(c)(d)
... 6,000 5,911,200
Tryon Park CLO Ltd.
(a)(c)
:
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.50%), 1.63%,
04/15/29 ............... 1,900 1,899,373
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 5.95%), 6.08%,
04/15/29 ............... 1,750 1,756,131
Venture 40 CLO Ltd., Series 2020-40A,
Class D1, (LIBOR USD 3 Month +
4.59%), 4.72%, 11/24/31
(a)(c)
.... 1,350 1,355,326
Voya CLO Ltd.
(a)(c)
:
Series 2014-3A, Class CR, (LIBOR
USD 3 Month + 2.65%), 2.78%,
07/25/26 ............... 800 799,950
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-2A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.64%,
07/23/27 ............... USD 750 $ 749,769
Series 2015-3A, Class A1R, (LIBOR
USD 3 Month + 1.19%), 1.32%,
10/20/31 ............... 1,500 1,501,191
Series 2017-1A, Class A1R, (LIBOR
USD 3 Month + 0.95%), 1.08%,
04/17/30 ............... 1,000 999,775
Series 2017-2A, Class A1R, (LIBOR
USD 3 Month + 0.98%), 1.11%,
06/07/30 ............... 280 279,933
Series 2017-4A, Class A1, (LIBOR
USD 3 Month + 1.13%), 1.26%,
10/15/30 ............... 3,750 3,749,060
Series 2017-4A, Class B, (LIBOR
USD 3 Month + 1.45%), 1.58%,
10/15/30 ............... 750 748,322
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.60%), 6.73%,
07/20/32 ............... 250 248,655
Whitebox CLO I Ltd.
(a)(c)
:
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 3.05%), 3.15%,
07/24/32 ............... 8,530 8,530,064
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 6.40%), 6.50%,
07/24/32 ............... 5,050 4,999,673
Whitebox CLO II Ltd.
(a)(c)
:
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.38%,
10/24/31 ............... 3,750 3,753,525
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.28%,
10/24/31 ............... 6,250 6,252,800
Series 2020-2A, Class E, (LIBOR
USD 3 Month + 7.85%), 7.98%,
10/24/31 ............... 2,000 2,000,356
York CLO 1 Ltd., Series 2014-1A,
Class CRR, (LIBOR USD 3 Month +
2.10%), 2.24%, 10/22/29
(a)(c)
.... 250 249,748
York CLO-3 Ltd.
(a)(c)
:
Series 2016-1A, Class AR, (LIBOR
USD 3 Month + 1.25%), 1.38%,
10/20/29 ............... 6,540 6,541,133
Series 2016-1A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.88%,
10/20/29 ............... 10,455 10,466,044
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 3.60%), 3.73%,
10/20/29 ............... 10,528 10,531,659
Series 2016-1A, Class ER, (LIBOR
USD 3 Month + 6.40%), 6.53%,
10/20/29 ............... 7,052 6,994,595
Series 2016-1A, Class FR, (LIBOR
USD 3 Month + 7.25%), 7.38%,
10/20/29 ............... 2,917 2,686,978
Series 2016-1A, Class SUB, 0.00%,
10/20/29 ............... 10,535 5,163,770
York CLO-4 Ltd.
(a)(c)
:
Series 2016-2A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.68%,
04/20/32 ............... 2,750 2,736,070
Series 2016-2A, Class CR, (LIBOR
USD 3 Month + 2.15%), 2.28%,
04/20/32 ............... 4,900 4,859,106

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-2A, Class DR, (LIBOR
USD 3 Month + 3.15%), 3.28%,
04/20/32 ............... USD 6,500 $ 6,500,867
Series 2016-2A, Class ER, (LIBOR
USD 3 Month + 6.75%), 6.88%,
04/20/32 ............... 7,000 7,013,250
York CLO-7 Ltd., Series 2019-2A, Class
C, (LIBOR USD 3 Month + 2.75%),
2.89%, 01/22/33
(a)(c)
.......... 500 498,882
1,863,438,729
France — 0.0%
(c)(e)
FCT Autonoria:
Series 2019-1, Class C, (EURIBOR
1 Month + 1.20%), 0.64%,
09/25/35 ............... EUR 521 605,006
Series 2019-1, Class D, (EURIBOR
1 Month + 1.60%), 1.04%,
09/25/35 ............... 348 402,911
Series 2019-1, Class E, (EURIBOR
1 Month + 2.70%), 2.14%,
09/25/35 ............... 867 1,015,104
Series 2019-1, Class F, (EURIBOR 1
Month + 3.70%), 3.14%, 09/25/35 289 335,289
FCT Noria:
Series 2018-1, Class D, (EURIBOR
1 Month + 1.50%), 0.94%,
06/25/38 ............... 457 530,599
Series 2018-1, Class E, (EURIBOR
1 Month + 2.65%), 2.09%,
06/25/38 ............... 484 563,633
Series 2021-1, Class B, (EURIBOR
1 Month + 0.70%), 0.14%,
10/25/49 ............... 1,300 1,507,064
Series 2021-1, Class C, (EURIBOR
1 Month + 1.10%), 0.54%,
10/25/49 ............... 900 1,043,530
Series 2021-1, Class D, (EURIBOR
1 Month + 1.50%), 0.94%,
10/25/49 ............... 900 1,043,705
7,046,841
Germany — 0.0%
(c)(e)
Red & Black Auto Germany 8 UG:
Series 8, Class B, (EURIBOR 1
Month + 0.75%), 0.00%, 09/15/30 500 581,454
Series 8, Class C, (EURIBOR 1
Month + 0.95%), 0.00%, 09/15/30 400 463,417
Series 8, Class D, (EURIBOR 1
Month + 1.35%), 0.00%, 09/15/30 100 115,860
Red & Black Auto Germany UG:
Series 6, Class C, (EURIBOR 1
Month + 1.40%), 0.84%, 10/15/28 151 174,421
Series 6, Class D, (EURIBOR 1
Month + 2.25%), 1.69%, 10/15/28 151 175,307
1,510,459
Ireland — 0.8%
(c)
Alme Loan Funding V DAC, Series 5A,
Class ER, (EURIBOR 3 Month +
5.41%), 5.41%, 07/15/31
(a)
..... 3,800 4,420,230
Anchorage Capital Europe CLO 2 DAC:
Series 2A, Class B1R, (EURIBOR
3 Month + 1.60%), 1.60%,
04/15/34
(a)
.............. 4,813 5,576,296
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2A, Class CR, (EURIBOR
3 Month + 2.40%), 2.40%,
04/15/34
(a)
.............. EUR 1,794 $ 2,089,027
Series 2A, Class DR, (EURIBOR
3 Month + 3.55%), 3.55%,
04/15/34
(a)
.............. 3,800 4,426,588
Series 2A, Class ER, (EURIBOR
3 Month + 6.45%), 6.45%,
04/15/34
(a)
.............. 1,080 1,248,721
Series 2X, Class ER, (EURIBOR
3 Month + 6.45%), 6.45%,
04/15/34
(e)
.............. 1,580 1,826,832
Anchorage Capital Europe CLO DAC:
Series 4A, Class D, (EURIBOR
3 Month + 3.20%), 3.20%,
04/25/34
(a)
.............. 1,340 1,560,732
Series 4X, Class E, (EURIBOR
3 Month + 5.71%), 5.71%,
04/25/34
(e)
.............. 896 1,022,978
Series 5A, Class A, (EURIBOR
3 Month + 1.02%), 0.00%,
07/15/34
(a)
.............. 3,620 4,193,227
Series 5A, Class B1, (EURIBOR
3 Month + 1.70%), 0.00%,
07/15/34
(a)
.............. 1,720 1,992,362
Aqueduct European CLO 2 DAC
(e)
:
Series 2017-2X, Class B1,
(EURIBOR 3 Month + 1.20%),
1.20%, 10/15/30 .......... 2,518 2,916,564
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 4.40%,
10/15/30 ............... 534 588,615
Aqueduct European CLO 4 DAC:
Series 2019-4A, Class B1,
(EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(a)
......... 250 289,559
Series 2019-4X, Class B1,
(EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(e)
......... 500 579,117
Aqueduct European CLO 5 DAC
(a)
:
Series 2020-5A, Class B1,
(EURIBOR 3 Month + 2.00%),
2.00%, 04/20/32 .......... 2,250 2,606,027
Series 2020-5A, Class C, (EURIBOR
3 Month + 2.80%), 2.80%,
04/20/32 ............... 2,250 2,606,027
Series 2020-5A, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
04/20/32 ............... 750 868,675
Aqueduct European CLO DAC:
Series 2019-3X, Class AR,
(EURIBOR 3 Month + 0.93%),
0.93%, 08/15/34
(e)
......... 5,000 5,788,924
Series 2020-5A, Class B1R,
(EURIBOR 3 Month + 1.70%),
0.00%, 04/20/34
(a)
......... 2,250 2,606,287
Series 2020-5A, Class CR,
(EURIBOR 3 Month + 2.00%),
0.00%, 04/20/34
(a)
......... 2,250 2,606,287
Series 2020-5A, Class DR,
(EURIBOR 3 Month + 3.00%),
0.00%, 04/20/34
(a)
......... 750 868,763
ARBOUR CLO VIII DAC, Series 8A,
Class C, (EURIBOR 3 Month +
2.90%), 2.90%, 07/15/33
(a)
..... 525 609,079

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Ares European CLO VII DAC
(e)
:
Series 7X, Class AAR, (EURIBOR 3
Month + 1.50%), 1.50%, 10/15/30 EUR 1,200 $ 1,400,241
Series 7X, Class DR, (EURIBOR 3
Month + 5.26%), 5.26%, 10/15/30 250 288,588
Ares European CLO X DAC, Series
10A, Class DR, (EURIBOR 3 Month
+ 2.80%), 2.80%, 10/15/31
(a)(d)
... 2,000 2,310,908
Ares European CLO XII DAC:
Series 12A, Class B1R, (EURIBOR
3 Month + 1.70%), 0.00%,
04/20/32
(a)
.............. 862 998,498
Series 12X, Class B1, (EURIBOR
3 Month + 1.75%), 1.75%,
04/20/32
(e)
.............. 675 782,917
Series 12X, Class E, (EURIBOR
3 Month + 6.10%), 6.10%,
04/20/32
(e)
.............. 338 388,653
Armada Euro CLO III DAC
(a)
:
Series 3A, Class CR, (EURIBOR 3
Month + 2.35%), 2.35%, 07/15/31 4,500 5,227,593
Series 3A, Class DR, (EURIBOR 3
Month + 3.30%), 3.30%, 07/15/31 2,800 3,256,148
Aurium CLO II DAC, Series 2X, Class
ERR, (EURIBOR 3 Month + 6.08%),
6.08%, 06/22/34
(e)
........... 1,050 1,202,757
Aurium CLO VIII DAC, Series 8X, Class
A, (EURIBOR 3 Month + 0.85%),
0.85%, 06/23/34
(e)
........... 5,000 5,773,762
Avoca CLO XIV DAC
(e)
:
Series 14X, Class ER, (EURIBOR 3
Month + 4.70%), 4.70%, 01/12/31 2,240 2,563,737
Series 14X, Class FR, (EURIBOR 3
Month + 6.35%), 6.35%, 01/12/31 1,100 1,216,060
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 3,578,548
Avoca CLO XV DAC
(e)
:
Series 15X, Class B2R, (EURIBOR
3 Month + 1.05%), 1.05%,
04/15/31 ............... 150 172,872
Series 15X, Class ER, (EURIBOR 3
Month + 4.13%), 4.13%, 04/15/31 1,305 1,461,500
Series 15X, Class FR, (EURIBOR 3
Month + 5.84%), 5.84%, 04/15/31 1,760 1,907,250
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 2,640,378
Avoca CLO XVIII DAC
(e)
:
Series 18X, Class B1, (EURIBOR 3
Month + 1.25%), 1.25%, 04/15/31 5,800 6,737,414
Series 18X, Class C, (EURIBOR 3
Month + 1.75%), 1.75%, 04/15/31 150 174,956
Series 18X, Class E, (EURIBOR 3
Month + 4.60%), 4.60%, 04/15/31 2,300 2,558,885
Avoca CLO XX DAC, Series 20X, Class
E, (EURIBOR 3 Month + 5.75%),
5.75%, 07/15/32
(e)
........... 945 1,081,017
Avoca CLO XXII DAC:
Series 22A, Class D, (EURIBOR
3 Month + 2.90%), 2.90%,
04/15/35
(a)
.............. 970 1,127,567
Series 22A, Class E, (EURIBOR
3 Month + 5.23%), 5.23%,
04/15/35
(a)(d)
............. 970 1,095,509
Series 22X, Class B1, (EURIBOR
3 Month + 1.30%), 1.30%,
04/15/35
(e)
.............. 710 822,307
Security
Par (000)
Par (000) Value
Ireland (continued)
Avoca CLO XXIII DAC, Series 23A,
Class D, (EURIBOR 3 Month +
3.05%), 3.05%, 04/15/34
(a)
..... EUR 750 $ 872,983
Avoca CLO XXIV DAC, Series 24A,
Class AR, (EURIBOR 3 Month +
0.90%), 0.90%, 07/15/34
(a)
..... 3,210 3,711,634
Bain Capital Euro CLO DAC
(e)
:
Series 2019-1X, Class C, (EURIBOR
3 Month + 2.40%), 2.40%,
04/15/32 ............... 1,080 1,252,666
Series 2019-1X, Class E, (EURIBOR
3 Month + 6.81%), 6.81%,
04/15/32 ............... 1,900 2,212,477
BBAM European CLO I DAC
(e)
:
Series 1X, Class AR, (EURIBOR
3 Month + 0.87%), 0.87%,
07/22/34
(d)
.............. 5,000 5,788,854
Series 1X, Class ER, (EURIBOR 3
Month + 5.91%), 5.91%, 07/22/34 1,050 1,201,421
Bilbao CLO I DAC:
Series 1A, Class D, (EURIBOR
3 Month + 4.73%), 4.73%,
07/20/31
(a)
.............. 2,500 2,825,085
Series 1X, Class A2A, (EURIBOR
3 Month + 1.30%), 1.30%,
07/20/31
(e)
.............. 4,300 4,973,030
Bilbao CLO II DAC
(a)
:
Series 2A, Class A1R, (EURIBOR 3
Month + 0.97%), 0.97%, 08/20/35 3,220 3,736,061
Series 2A, Class DR, (EURIBOR 3
Month + 5.97%), 5.97%, 08/20/35 2,760 3,167,925
BlueMountain CLO DAC:
Series 2021-1A, Class D, (EURIBOR
3 Month + 3.20%), 3.20%,
04/15/34
(a)
.............. 1,190 1,382,785
Series 2021-1A, Class E, (EURIBOR
3 Month + 5.41%), 5.41%,
04/15/34
(a)(d)
............. 2,120 2,394,973
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.41%), 5.41%,
04/15/34
(d)(e)
............. 1,050 1,196,965
BlueMountain Fuji EUR CLO III DAC,
Series 3X, Class E, (EURIBOR 3
Month + 5.26%), 5.26%, 01/15/31
(e)
1,330 1,537,568
BlueMountain Fuji Eur CLO V DAC,
Series 5X, Class C, (EURIBOR 3
Month + 2.45%), 2.45%, 01/15/33
(e)
500 579,550
Bridgepoint CLO 1 DAC, Series 1X,
Class E, (EURIBOR 3 Month +
6.08%), 6.08%, 01/15/34
(e)
..... 269 309,997
Cairn CLO IX DAC, Series 2018-9X,
Class A, (EURIBOR 3 Month +
0.71%), 0.71%, 04/25/32
(e)
..... 2,700 3,126,010
Cairn CLO XI DAC, Series 2019-11A,
Class E, (EURIBOR 3 Month +
6.77%), 6.77%, 07/15/35
(a)
..... 335 390,680
Cairn CLO XII DAC
(a)
:
Series 2020-12A, Class B,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/15/33 .......... 400 463,696
Series 2020-12A, Class C,
(EURIBOR 3 Month + 3.00%),
3.00%, 04/15/33 .......... 837 970,703
Capital Four CLO I DAC, Series 1X,
Class E, (EURIBOR 3 Month +
6.47%), 6.47%, 01/15/33
(e)
..... 1,475 1,693,422

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.91%, 01/15/34
(e)
..... EUR 1,050 $ 1,204,431
Carlyle Euro CLO DAC, Series 2021-
2A, Class C, (EURIBOR 3 Month +
3.30%), 0.00%, 10/15/35
(a)
..... 3,800 4,401,730
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33
(e)
400 464,395
CIFC European Funding CLO III DAC:
Series 3A, Class C, (EURIBOR
3 Month + 2.50%), 2.50%,
01/15/34
(a)
.............. 500 582,927
Series 3A, Class D, (EURIBOR
3 Month + 3.60%), 3.60%,
01/15/34
(a)
.............. 375 437,452
Series 3X, Class E, (EURIBOR
3 Month + 5.61%), 5.61%,
01/15/34
(e)
.............. 850 968,432
Clontarf Park CLO DAC, Series 1X,
Class CE, (EURIBOR 3 Month +
3.05%), 3.05%, 08/05/30
(e)
..... 1,470 1,707,911
Contego CLO VI DAC:
Series 6A, Class CR, (EURIBOR
3 Month + 2.40%), 2.40%,
04/15/34
(a)
.............. 1,415 1,644,526
Series 6X, Class SUBR, 0.00%,
04/15/34
(e)
.............. 3,249 2,563,373
Contego CLO VIII DAC, Series 8A,
Class DR, (EURIBOR 3 Month +
3.20%), 3.20%, 01/25/34
(a)
..... 530 609,330
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (EURIBOR 3
Month + 1.30%), 1.30%, 02/22/34
(e)
1,120 1,293,875
CVC Cordatus Loan Fund VI DAC
(e)
:
Series 6X, Class CR, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/32 1,040 1,200,169
Series 6X, Class SUB, 0.00%,
04/15/32 ............... 2,925 1,531,420
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (EURIBOR 3
Month + 3.80%), 3.80%, 12/23/33
(a)
400 465,906
CVC Cordatus Loan Fund XV DAC,
Series 15X, Class E, (EURIBOR 3
Month + 5.78%), 5.78%, 08/26/32
(e)
445 510,898
CVC Cordatus Loan Fund XVII DAC,
Series 17A, Class ER, (EURIBOR 3
Month + 6.12%), 6.12%, 11/18/33
(a)
1,170 1,351,135
CVC Cordatus Loan Fund XVIII DAC:
Series 18A, Class B1, (EURIBOR
3 Month + 1.65%), 1.65%,
04/29/34
(a)(d)
............. 1,000 1,158,813
Series 18A, Class D, (EURIBOR
3 Month + 3.50%), 3.50%,
04/29/34
(a)
.............. 1,375 1,595,897
Series 18A, Class E, (EURIBOR
3 Month + 5.83%), 5.83%,
04/29/34
(a)
.............. 663 766,010
Series 18X, Class E, (EURIBOR
3 Month + 5.83%), 5.83%,
04/29/34
(e)
.............. 891 1,029,434
CVC Cordatus Loan Fund XX DAC:
Series 20A, Class DE, (EURIBOR
3 Month + 3.00%), 3.00%,
06/22/34
(a)
.............. 1,450 1,682,202
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 20A, Class E, (EURIBOR
3 Month + 5.61%), 5.61%,
06/22/34
(a)
.............. EUR 660 $ 750,786
Series 20X, Class E, (EURIBOR
3 Month + 5.61%), 5.61%,
06/22/34
(e)
.............. 554 630,206
CVC Cordatus Loan Fund XXI DAC,
Series 21A, Class E, (EURIBOR 3
Month + 5.93%), 5.93%, 09/22/34
(a)(d)
1,130 1,302,391
Dartry Park CLO DAC, Series 1A, Class
CRR, (EURIBOR 3 Month + 3.35%),
3.35%, 01/28/34
(a)
........... 500 581,161
Dunedin Park CLO DAC:
Series 1A, Class D, (EURIBOR
3 Month + 6.24%), 6.24%,
10/22/32
(a)
.............. 3,478 4,025,167
Series 1X, Class B1, (EURIBOR
3 Month + 2.50%), 2.50%,
10/22/32
(e)
.............. 450 522,106
Euro-Galaxy III CLO DAC
(a)
:
Series 2013-3A, Class CRRR,
(EURIBOR 3 Month + 2.35%),
2.35%, 04/24/34 .......... 700 812,863
Series 2013-3A, Class DRRR,
(EURIBOR 3 Month + 3.25%),
3.25%, 04/24/34 .......... 1,380 1,608,067
Euro-Galaxy VII CLO DAC
(a)
:
Series 2019-7A, Class CR,
(EURIBOR 3 Month + 2.40%),
2.40%, 07/25/35 .......... 2,650 3,080,424
Series 2019-7A, Class DR,
(EURIBOR 3 Month + 3.50%),
3.50%, 07/25/35 .......... 1,680 1,959,383
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (EURIBOR 3 Month +
0.85%), 0.85%, 04/15/34
(e)
..... 5,000 5,760,721
Fair Oaks Loan Funding III DAC, Series
3A, Class B, (EURIBOR 3 Month +
1.85%), 1.85%, 10/15/33
(a)
..... 3,410 3,952,562
GoldenTree Loan Management
CLO DAC, Series 2X, Class E,
(EURIBOR 3 Month + 5.25%),
5.25%, 01/20/32
(e)
........... 500 558,475
Harvest CLO XIX DAC, Series 19X,
Class D, (EURIBOR 3 Month +
2.55%), 2.55%, 04/14/31
(e)
..... 240 276,191
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30
(e)
..... 700 806,875
Harvest CLO XXIII DAC:
Series 23A, Class CE, (EURIBOR
3 Month + 2.05%), 2.05%,
10/20/32
(a)
.............. 1,790 2,077,773
Series 23X, Class A, (EURIBOR
3 Month + 0.95%), 0.95%,
10/20/32
(e)
.............. 1,817 2,104,803
Series 23X, Class D, (EURIBOR
3 Month + 3.00%), 3.00%,
10/20/32
(e)
.............. 1,360 1,565,635
Series 23X, Class E, (EURIBOR
3 Month + 5.33%), 5.33%,
10/20/32
(e)
.............. 517 587,879
Harvest CLO XXVI DAC, Series 26A,
Class E, (EURIBOR 3 Month +
6.12%), 6.12%, 01/15/34
(a)(d)
.... 2,180 2,467,881

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Henley CLO IV DAC:
Series 4A, Class C, (EURIBOR
3 Month + 2.10%), 2.10%,
04/25/34
(a)
.............. EUR 920 $ 1,063,315
Series 4A, Class D, (EURIBOR
3 Month + 3.00%), 3.00%,
04/25/34
(a)(d)
............. 500 580,895
Series 4X, Class B1, (EURIBOR
3 Month + 1.35%), 1.35%,
04/25/34
(e)
.............. 450 516,492
Series 4X, Class E, (EURIBOR
3 Month + 5.25%), 5.25%,
04/25/34
(d)(e)
............. 1,050 1,169,137
Henley CLO V DAC, Series 5A, Class
E, (EURIBOR 3 Month + 5.90%),
5.90%, 10/25/34
(a)
........... 1,330 1,517,496
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32
(e)
...... 625 723,941
Invesco Euro CLO, Series 6X, Class
E, (EURIBOR 3 Month + 5.99%),
5.99%, 07/15/34
(e)
........... 770 879,399
Invesco Euro CLO II DAC, Series 2A,
Class B1R, (EURIBOR 3 Month +
1.70%), 1.70%, 08/15/34
(a)
..... 3,410 3,948,775
Invesco Euro CLO III DAC
(e)
:
Series 3X, Class B1, (EURIBOR 3
Month + 1.75%), 1.75%, 07/15/32 450 521,666
Series 3X, Class F, (EURIBOR 3
Month + 8.07%), 8.07%, 07/15/32 949 1,095,780
Series 3X, Class SUB, 0.00%,
07/15/32 ............... 2,740 2,632,529
Invesco Euro CLO IV DAC, Series 4A,
Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 04/15/33
(a)
..... 625 723,494
Invesco Euro CLO V DAC:
Series 5A, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
01/15/34
(a)
.............. 1,550 1,809,337
Series 5X, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
01/15/34
(e)
.............. 450 525,167
Madison Park Euro Funding X DAC
(e)
:
Series 10X, Class A1, (EURIBOR 3
Month + 0.74%), 0.74%, 10/25/30 2,700 3,129,054
Series 10X, Class B1, (EURIBOR 3
Month + 1.20%), 1.20%, 10/25/30 1,850 2,139,213
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (EURIBOR 3
Month + 1.85%), 1.85%, 02/15/31
(e)
1,350 1,562,910
Madison Park Euro Funding XVI DAC
(a)
:
Series 16A, Class D, (EURIBOR 3
Month + 3.20%), 3.20%, 05/25/34 1,250 1,447,532
Series 16A, Class E, (EURIBOR 3
Month + 6.02%), 6.02%, 05/25/34 3,120 3,571,005
Marino Park CLO DAC:
Series 1A, Class C, (EURIBOR
3 Month + 3.55%), 3.55%,
01/16/34
(a)(d)
............. 500 578,306
Series 1X, Class D, (EURIBOR
3 Month + 5.67%), 5.67%,
01/16/34
(e)
.............. 600 680,197
Series 1X, Class X, (EURIBOR
3 Month + 0.45%), 0.45%,
01/16/34
(e)
.............. 1,500 1,736,807
Security
Par (000)
Par (000) Value
Ireland (continued)
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34
(e)
........... EUR 658 $ 728,842
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/34
(e)
420 475,286
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C,
(EURIBOR 3 Month + 2.50%),
2.50%, 11/25/33
(a)
........... 500 583,134
Northwoods Capital 21 Euro DAC,
Series 2020-21X, Class ER,
(EURIBOR 3 Month + 6.06%),
6.06%, 07/22/34
(e)
........... 1,050 1,192,753
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(e)
........... 895 1,019,082
OAK Hill European Credit Partners
V Designated Activity Co., Series
2016-5X, Class B1, (EURIBOR 3
Month + 1.55%), 1.55%, 02/21/30
(e)
425 491,363
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32
(e)
........... 450 517,241
OAK Hill European Credit Partners
VII DAC, Series 2018-7X, Class
C, (EURIBOR 3 Month + 2.35%),
2.35%, 10/20/31
(e)
........... 1,110 1,286,628
OCP Euro CLO DAC:
Series 2017-2X, Class B, (EURIBOR
3 Month + 1.35%), 1.35%,
01/15/32
(e)
.............. 700 809,444
Series 2017-2X, Class E, (EURIBOR
3 Month + 5.00%), 5.00%,
01/15/32
(e)
.............. 897 1,005,465
Series 2017-2X, Class F, (EURIBOR
3 Month + 6.40%), 6.40%,
01/15/32
(e)
.............. 600 671,503
Series 2019-3A, Class CR,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/20/33
(a)
......... 250 289,521
Series 2019-3A, Class DR,
(EURIBOR 3 Month + 3.30%),
3.30%, 04/20/33
(a)
......... 250 290,046
Series 2019-3X, Class ER,
(EURIBOR 3 Month + 6.02%),
6.02%, 04/20/33
(e)
......... 785 892,699
Series 2020-4A, Class DR,
(EURIBOR 3 Month + 3.20%),
3.20%, 09/22/34
(a)(d)
........ 790 915,097
Series 2020-4A, Class ER,
(EURIBOR 3 Month + 5.94%),
5.94%, 09/22/34
(a)(d)
........ 1,680 1,916,838
OZLME V DAC, Series 5X, Class SUB,
0.00%, 01/14/32
(e)
........... 1,500 1,098,587
Penta CLO DAC
(a)
:
Series 2019-6A, Class B1R,
(EURIBOR 3 Month + 1.70%),
1.70%, 07/25/34 .......... 500 579,852
Series 2019-6A, Class CR,
(EURIBOR 3 Month + 2.30%),
2.30%, 07/25/34 .......... 500 576,055

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2021-9A, Class A, (EURIBOR
3 Month + 0.85%), 0.85%,
07/25/36 ............... EUR 2,120 $ 2,441,482
Series 2021-9A, Class D, (EURIBOR
3 Month + 3.10%), 3.10%,
07/25/36 ............... 1,650 1,896,611
Prodigy Finance DAC
(a)(b)
:
Series 2021-1A, Class A, (LIBOR
USD 1 Month + 1.25%), 1.34%,
07/25/51 ............... USD 14,576 14,626,727
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 2.50%), 2.59%,
07/25/51 ............... 1,220 1,227,081
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 3.75%), 3.84%,
07/25/51 ............... 700 705,021
Series 2021-1A, Class D, (LIBOR
USD 1 Month + 5.90%), 5.99%,
07/25/51 ............... 460 465,123
Providus CLO III DAC, Series 3X, Class
ER, (EURIBOR 3 Month + 6.26%),
6.26%, 07/18/34
(e)
........... EUR 1,600 1,841,825
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
5.29%, 02/15/35
(e)
........... 600 664,739
Rockford Tower Europe CLO DAC:
Series 2018-1A, Class E, (EURIBOR
3 Month + 5.36%), 5.36%,
12/20/31
(a)
.............. 1,200 1,381,491
Series 2018-1X, Class B, (EURIBOR
3 Month + 1.85%), 1.85%,
12/20/31
(e)
.............. 3,750 4,344,353
Series 2018-1X, Class C, (EURIBOR
3 Month + 2.47%), 2.47%,
12/20/31
(e)
.............. 1,640 1,901,043
Series 2019-1X, Class B1,
(EURIBOR 3 Month + 1.60%),
1.60%, 01/20/33
(e)
......... 6,520 7,575,928
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.96%), 5.96%,
04/20/34
(e)
.............. 868 980,759
RRE 2 Loan Management DAC
(a)
:
Series 2A, Class A1R, (EURIBOR 3
Month + 0.86%), 0.86%, 07/15/35 4,500 5,198,344
Series 2A, Class CR, (EURIBOR 3
Month + 3.05%), 3.05%, 07/15/35 500 574,066
RRE 5 Loan Management DAC
(a)
:
Series 5A, Class A2, (EURIBOR 3
Month + 1.65%), 1.65%, 10/15/33 6,524 7,560,883
Series 5A, Class B, (EURIBOR 3
Month + 2.70%), 2.70%, 10/15/33 1,250 1,448,953
Series 5A, Class D, (EURIBOR 3
Month + 6.30%), 6.30%, 10/15/33 3,815 4,422,147
RRE 7 Loan Management DAC
(a)
:
Series 7A, Class A2, (EURIBOR 3
Month + 1.60%), 1.60%, 01/15/36 7,540 8,652,318
Series 7A, Class D, (EURIBOR 3
Month + 6.20%), 6.20%, 01/15/36 1,875 2,146,783
RRE 9 Loan Management DAC, Series
9A, Class A2, (EURIBOR 3 Month +
1.70%), 0.00%, 10/15/36
(a)
..... 1,720 1,992,362
Sound Point Euro CLO II Funding DAC:
Series 2A, Class B1, (EURIBOR
3 Month + 1.85%), 1.85%,
10/26/32
(a)
.............. 2,335 2,706,720
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2X, Class A, (EURIBOR
3 Month + 1.11%), 1.11%,
10/26/32
(e)
.............. EUR 2,700 $ 3,129,011
Series 2X, Class X, (EURIBOR
3 Month + 0.50%), 0.50%,
10/26/32
(e)
.............. 250 289,595
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/15/33
(e)
........... 750 868,612
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 5.84%, 07/25/35
(e)
1,050 1,190,018
St Paul's CLO VI DAC
(a)
:
Series 6A, Class CRR, (EURIBOR 3
Month + 2.60%), 2.60%, 05/20/34 2,700 3,151,650
Series 6A, Class DRRE, (EURIBOR
3 Month + 3.30%), 3.30%,
05/20/34 ............... 3,730 4,288,742
St Paul's CLO X DAC, Series 10A,
Class DR, (EURIBOR 3 Month +
3.75%), 3.75%, 04/22/35
(a)
..... 750 878,835
St Paul's CLO XII DAC
(e)
:
Series 12X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33 1,350 1,574,058
Series 12X, Class D, (EURIBOR 3
Month + 3.20%), 3.20%, 04/15/33 1,880 2,167,389
Series 12X, Class E, (EURIBOR 3
Month + 5.32%), 5.32%, 04/15/33 650 720,789
Sutton Park CLO DAC
(e)
:
Series 1X, Class A2A, (EURIBOR 3
Month + 1.70%), 1.70%, 11/15/31 645 747,154
Series 1X, Class BE, (EURIBOR 3
Month + 2.35%), 2.35%, 11/15/31 500 580,101
Vesey Park CLO DAC, Series 1X, Class
B, (EURIBOR 3 Month + 2.30%),
2.30%, 11/16/32
(e)
........... 1,450 1,681,682
Voya Euro CLO I DAC
(e)
:
Series 1X, Class A, (EURIBOR 3
Month + 0.75%), 0.75%, 10/15/30 4,920 5,711,436
Series 1X, Class B1NE, (EURIBOR
3 Month + 1.15%), 1.15%,
10/15/30 ............... 750 867,308
Series 1X, Class SUB, (EURIBOR 3
Month + 0.00%), 0.00%, 10/15/30 1,749 1,546,585
Voya Euro CLO II DAC
(a)
:
Series 2A, Class AR, (EURIBOR
3 Month + 0.96%), 0.96%,
07/15/35
(d)
.............. 3,220 3,731,752
Series 2A, Class B1R, (EURIBOR
3 Month + 1.67%), 0.96%,
07/15/35
(d)
.............. 250 289,298
Series 2A, Class CR, (EURIBOR 3
Month + 2.15%), 2.15%, 07/15/35 250 289,587
Series 2A, Class DR, (EURIBOR 3
Month + 3.20%), 3.20%, 07/15/35 2,880 3,336,048
Voya Euro CLO III DAC, Series 3X,
Class B1, (EURIBOR 3 Month +
1.65%), 1.65%, 04/15/33
(e)
..... 439 509,454
Voya Euro CLO IV DAC, Series 4A,
Class B1, (EURIBOR 3 Month +
1.95%), 1.95%, 01/15/34
(a)
..... 790 917,215
Voya Euro CLO V DAC
(a)(d)
:
Series 5A, Class D, (EURIBOR 3
Month + 3.10%), 3.10%, 04/15/35 660 764,511

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 5A, Class E, (EURIBOR 3
Month + 5.81%), 5.81%, 04/15/35 EUR 970 $ 1,123,599
Zinnia Finance DAC, Series 1A, Class
DN, (EURIBOR 3 Month + 5.75%),
5.75%, 10/15/31
(a)
........... 250 292,562
369,742,715
Italy — 0.0%
(c)(e)
Autoflorence 2 Srl:
Series 2, Class B, (EURIBOR 1
Month + 0.75%), 0.00%, 12/21/44 898 1,040,357
Series 2, Class C, (EURIBOR 1
Month + 1.15%), 0.00%, 12/21/44 414 479,813
Series 2, Class D, (EURIBOR 1
Month + 2.35%), 0.00%, 12/21/44 222 257,288
Brignole Co. SRL:
Series 2021, Class B, (EURIBOR 1
Month + 0.80%), 0.25%, 07/24/36 143 165,767
Series 2021, Class D, (EURIBOR 1
Month + 1.60%), 1.05%, 07/24/36 100 115,921
2,059,146
Luxembourg — 0.0%
(c)(e)
BL Consumer Credit:
Series 2021-1, Class C, (EURIBOR
1 Month + 1.10%), 0.54%,
09/25/38 ............... 528 612,258
Series 2021-1, Class D, (EURIBOR
1 Month + 1.65%), 1.09%,
09/25/38 ............... 681 793,860
Series 2021-1, Class E, (EURIBOR
1 Month + 2.85%), 2.29%,
09/25/38 ............... 355 415,777
E-Carat SA:
Series 10FR, Class C, (EURIBOR 1
Month + 1.10%), 0.54%, 12/20/28 212 245,112
Series 10FR, Class D, (EURIBOR 1
Month + 1.50%), 0.94%, 12/20/28 106 122,193
SC Germany SA Compartment
Consumer:
Series 2020-1, Class C, (EURIBOR
1 Month + 1.75%), 1.19%,
11/14/34 ............... 3,900 4,575,033
Series 2020-1, Class D, (EURIBOR
1 Month + 2.50%), 1.94%,
11/14/34 ............... 1,600 1,878,701
Silver Arrow SA Compartment:
Series 10, Class C, (EURIBOR 1
Month + 1.35%), 0.79%, 03/15/27 300 346,795
Series 10, Class D, (EURIBOR 1
Month + 2.60%), 2.04%, 03/15/27 300 346,289
9,336,018
Netherlands — 0.1%
(c)
Avoca CLO XVII DAC, Series 17A,
Class B1R, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/32
(a)
..... 565 655,035
Avoca CLO XVII Designated Activity
Co., Series 17X, Class AR,
(EURIBOR 3 Month + 0.96%),
0.96%, 10/15/32
(e)
........... 250 290,196
Contego CLO II BV, Series 2X, Class
BRNE, (EURIBOR 3 Month +
1.45%), 0.90%, 11/15/26
(e)
...... 950 1,098,820
Euro-Galaxy IV CLO BV, Series 2015-
4A, Class ARR, (EURIBOR 3 Month
+ 0.90%), 0.90%, 07/30/34
(a)
.... 6,250 7,213,724
Security
Par (000)
Par (000) Value
Netherlands (continued)
Euro-Galaxy V CLO BV, Series 2016-
5X, Class ERR, (EURIBOR 3 Month
+ 5.82%), 5.82%, 02/15/34
(e)
.... EUR 2,290 $ 2,622,927
Euro-Galaxy VI CLO DAC
(e)
:
Series 2018-6X, Class A, (EURIBOR
3 Month + 0.71%), 0.71%,
04/11/31 ............... 1,330 1,539,138
Series 2018-6X, Class E, (EURIBOR
3 Month + 4.10%), 4.10%,
04/11/31 ............... 710 781,856
OZLME III DAC, Series 3X, Class SUB,
0.00%, 08/24/30
(e)
........... 3,000 1,890,097
OZLME IV DAC, Series 4X, Class
B, (EURIBOR 3 Month + 1.35%),
1.35%, 07/27/32
(e)
........... 2,890 3,341,268
19,433,061
Portugal — 0.0%
(e)
TAGUS - Sociedade de Titularizacao de
Creditos SA:
Series 5, Class SEN, 0.85%,
02/12/22 ............... 2,858 3,315,178
Series 7, Class SEN, 0.70%,
02/12/24 ............... 7,652 8,847,568
TAGUS-Sociedade de Titularizacao
de Creditos SA, Series 2, Class
D, (EURIBOR 1 Month + 2.85%),
2.30%, 09/20/38
(c)
........... 900 1,042,513
13,205,259
Spain — 0.0%
(e)
Autonoria Spain
(c)
:
Series 2021-SP, Class C, (EURIBOR
1 Month + 1.05%), 0.49%,
01/31/39 ............... 2,100 2,433,914
Series 2021-SP, Class D, (EURIBOR
1 Month + 1.55%), 0.99%,
01/31/39 ............... 900 1,043,101
Series 2021-SP, Class E, (EURIBOR
1 Month + 2.65%), 2.09%,
01/31/39 ............... 500 579,493
Autonoria Spain 2021 FT
(c)
:
Series 2021-SP, Class B, (EURIBOR
1 Month + 0.80%), 0.24%,
01/31/39 ............... 1,300 1,506,713
Series 2021-SP, Class F, (EURIBOR
1 Month + 3.90%), 3.34%,
01/31/39 ............... 200 231,794
FT Santander Consumer Spain Auto:
Series 2020-1, Class B, (EURIBOR
3 Month + 0.95%), 0.41%,
03/20/33
(c)
.............. 757 879,827
Series 2020-1, Class C, (EURIBOR
3 Month + 1.95%), 1.41%,
03/20/33
(c)
.............. 227 265,977
Series 2020-1, Class D, 3.50%,
03/20/33 ............... 379 448,583
7,389,402
United Kingdom — 0.2%
Azure Finance No. 2 plc, Series 2,
Class C, (SONIA1M IR + 3.00%),
3.05%, 07/20/30
(c)(e)
.......... GBP 1,699 2,328,189
Greene King Finance plc:
Series A5,  (LIBOR GBP 3 Month +
2.50%), 2.57%, 12/15/33
(c)(e)
.. 22,329 30,141,636
Series A6,  4.06%, 03/15/35
(e)
... 3,818 5,578,805

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series B1,  (LIBOR GBP 3 Month +
1.80%), 1.87%, 12/15/34
(c)
... GBP 1,922 $ 2,175,784
Series B2,  (LIBOR GBP 3 Month +
2.08%), 2.15%, 03/15/36
(c)(e)
.. 900 1,013,178
Motor plc
(e)
:
Series 2016-1, Class C, 3.75%,
11/25/25 ............... 6,643 9,032,400
Series 2016-1, Class D, 4.25%,
11/25/25 ............... 1,325 1,807,000
Series 2016-1, Class E, 5.25%,
11/25/25 ............... 1,112 1,513,051
Newday Funding Master Issuer plc,
Series 2021-1X, Class B, (SONIA1M
IR + 1.55%), 1.60%, 03/15/29
(c)(e)
. 775 1,050,637
PCL Funding IV plc, Series 2020-1,
Class C, (SONIA1M IR + 2.20%),
2.25%, 09/15/24
(c)(e)
.......... 230 312,454
PCL Funding V plc, Series 2021-1,
Class C, (SONIA1M IR + 1.70%),
1.75%, 10/15/25
(c)(e)
.......... 116 156,971
Trafford Centre Finance Ltd. (The),
Series B2,  (LIBOR GBP 3 Month +
0.83%), 0.90%, 07/28/35
(c)(e)
.... 3,400 3,516,040
Turbo Finance 8 plc, Series 8, Class
C, (LIBOR GBP 1 Month + 1.95%),
2.00%, 02/20/26
(c)(e)
.......... 1,275 1,720,249
Turbo Finance plc, Series 9, Class B,
(SONIA1M IR + 1.65%), 1.70%,
08/20/28
(c)(e)
............... 1,590 2,165,032
62,511,426
United States — 7.0%
510 Loan Acquisition Trust, Series
2020-1, Class A, 5.11%, 09/25/60
(a)(f)
USD 10,584 10,716,351
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 0.43%, 05/25/36
(c)
..... 3,995 3,929,041
ACE Securities Corp. Home Equity
Loan Trust
(c)
:
Series 2007-HE4, Class A2A,
(LIBOR USD 1 Month + 0.26%),
0.35%, 05/25/37 .......... 7,695 1,888,612
Series 2007-HE4, Class A2C,
(LIBOR USD 1 Month + 0.60%),
0.69%, 05/25/37 .......... 380 98,991
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(a)(d)
....... 4,314 3,567,051
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 1.28%, 06/15/36
(a)(c)
13,320 13,288,663
AIG CLO LLC, Series 2020-1A, Class
ER, (LIBOR USD 3 Month + 6.30%),
6.43%, 04/15/34
(a)(c)
.......... 2,000 1,974,441
Ajax Mortgage Loan Trust
(a)
:
Series 2017-D, Class B, 0.00%,
12/25/57
(c)(d)
............. 354 283,015
Series 2018-A, Class B, 0.00%,
04/25/58 ............... 311 273,068
Series 2018-B, Class B, 0.00%,
02/26/57 ............... 1,175 530,284
Series 2018-D, Class A, 3.75%,
08/25/58
(c)
.............. 23,988 24,363,688
Series 2018-D, Class B, 0.00%,
08/25/58
(c)(d)
............. 7,837 5,508,450
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-E, Class C, 0.00%,
06/25/58
(c)
.............. USD 248 $ 236,958
Series 2018-F, Class C, 0.00%,
11/25/58
(d)
.............. 1,152 750,491
Series 2018-G, Class A, 4.38%,
06/25/57
(c)
.............. 23,342 23,347,036
Series 2018-G, Class B, 5.25%,
06/25/57
(c)(d)
............. 5,510 4,159,923
Series 2018-G, Class C, 5.25%,
06/25/57 ............... 14,217 13,979,534
Series 2019-A, Class A, 3.75%,
08/25/57
(c)
.............. 19,934 20,175,075
Series 2019-A, Class B, 5.25%,
08/25/57
(c)
.............. 4,203 4,164,831
Series 2019-A, Class C, 0.00%,
08/25/57
(d)
.............. 10,554 8,742,894
Series 2019-B, Class A, 3.75%,
01/25/59
(c)
.............. 35,400 35,824,223
Series 2019-B, Class B, 5.25%,
01/25/59
(c)(d)
............. 6,949 5,246,577
Series 2019-B, Class C, 0.00%,
01/25/59 ............... 17,730 15,217,604
Series 2019-C, Class A, 3.95%,
10/25/58
(c)
.............. 11,896 11,904,381
Series 2019-E, Class A, 3.00%,
09/25/59
(f)
.............. 33,591 33,715,310
Series 2019-E, Class B, 4.88%,
09/25/59
(f)
.............. 5,540 5,456,693
Series 2019-E, Class C, 0.00%,
09/25/59 ............... 12,057 10,337,084
Series 2019-G, Class A, 3.00%,
09/25/59
(f)
.............. 26,400 26,557,913
Series 2019-G, Class B, 4.25%,
09/25/59
(f)
.............. 4,280 4,171,753
Series 2019-G, Class C, 0.00%,
09/25/59 ............... 10,824 9,881,031
Series 2019-H, Class A, 3.00%,
11/25/59
(f)
............... 18,230 18,324,769
Series 2019-H, Class B, 4.25%,
11/25/59
(f)
............... 3,968 3,867,643
Series 2019-H, Class C, 0.00%,
11/25/59 ............... 9,743 9,330,477
Series 2020-A, Class A, 2.37%,
12/25/59
(f)
.............. 43,863 43,879,803
Series 2020-A, Class B, 3.50%,
12/25/59
(f)
.............. 7,074 7,054,221
Series 2020-A, Class C, 0.00%,
12/25/59
(d)
.............. 16,980 10,646,151
Series 2020-C, Class A, 2.25%,
09/27/60
(f)
.............. 4,184 4,194,652
Series 2020-C, Class B, 5.00%,
09/27/60
(f)
.............. 4,968 5,003,440
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 15,654 14,462,448
Series 2020-D, Class A, 2.25%,
06/25/60
(f)
.............. 10,788 10,863,515
Series 2020-D, Class B, 5.00%,
06/25/60
(f)
.............. 7,064 7,114,053
Series 2020-D, Class C, 0.00%,
06/25/60 ............... 16,692 15,535,221
Series 2021-C, Class A, 2.12%,
01/25/61
(f)
.............. 33,296 33,335,759
Series 2021-C, Class B, 3.72%,
01/25/61
(f)
.............. 6,014 6,008,142
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 15,419 12,300,808

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-D, Class A, 2.00%,
03/25/60
(f)
.............. USD 73,357 $ 73,392,762
Series 2021-D, Class B, 4.00%,
03/25/60
(c)(d)
............. 10,911 10,816,174
Series 2021-D, Class C, 0.00%,
03/25/60
(c)(d)
............. 16,301 12,633,630
Series 2021-E, Class A1, 1.74%,
12/25/60
(c)
.............. 56,832 57,238,660
Series 2021-E, Class A2, 2.69%,
12/25/60
(c)
.............. 8,267 8,247,630
Series 2021-E, Class B1, 3.73%,
12/25/60
(c)
.............. 4,991 4,930,202
Series 2021-E, Class B3, 3.80%,
12/25/60
(c)
.............. 12,755 5,892,212
Series 2021-E, Class M1, 2.94%,
12/25/60
(c)
.............. 3,260 3,241,369
Series 2021-E, Class SA, 0.00%,
12/25/60
(c)
.............. 269 127,003
Series 2021-E, Class XS, 0.00%,
12/25/60
(c)
.............. 217,769 6,741,741
Series 2021-F, Class A, 1.87%,
06/25/61
(f)
.............. 104,784 104,636,087
Series 2021-F, Class B, 3.75%,
06/25/61
(f)
.............. 11,970 11,964,349
Series 2021-F, Class C, 0.00%,
06/25/61 ............... 22,377 19,852,382
Series 2021-G, Class A, 1.87%,
06/25/61
(c)
.............. 104,780 104,702,962
Series 2021-G, Class B, 3.75%,
06/25/61
(c)
.............. 14,966 14,977,515
Series 2021-G, Class C, 0.00%,
06/25/61
(d)
.............. 26,960 24,851,829
American Homes 4 Rent Trust
(a)
:
Series 2014-SFR2, Class E, 6.23%,
10/17/36 ............... 8,624 9,462,410
Series 2015-SFR1, Class XS,
0.00%, 04/17/52
(c)
......... 22,579 226
AMSR Trust
(a)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 2,120,227
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 4,052,615
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,472,640
Series 2021-SFR1, Class F, 3.60%,
06/17/38
(c)
.............. 5,128 5,129,790
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 6,718,681
Aqua Finance Trust, Series 2021-A,
Class B, 2.40%, 07/17/46
(a)
..... 5,070 5,069,541
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (LIBOR USD 1
Month + 0.48%), 0.57%, 05/25/35
(c)
6,788 6,357,120
BankAmerica Manufactured Housing
Contract Trust
(c)
:
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... 4,500 2,066,952
Series 1998-2, Class B1, 7.41%,
12/10/25 ............... 8,475 3,189,745
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 750 789,626
Battalion CLO 18 Ltd.
(a)(c)
:
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.43%,
10/15/32 ............... 5,250 5,251,811
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-18A, Class D1, (LIBOR
USD 3 Month + 4.00%), 4.13%,
10/15/32 ............... USD 3,549 $ 3,549,759
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (LIBOR USD 3
Month + 2.08%), 2.20%, 05/17/31
(a)(c)
250 250,140
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (LIBOR USD 3 Month
+ 1.18%), 1.32%, 07/15/34
(a)(c)
... 4,500 4,500,171
Bayview Financial Revolving Asset
Trust
(a)(c)
:
Series 2004-B, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.09%,
05/28/39
(d)
.............. 27,016 23,310,823
Series 2004-B, Class A2, (LIBOR
USD 1 Month + 1.30%), 1.39%,
05/28/39 ............... 1,093 939,414
Series 2005-A, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.09%,
02/28/40 ............... 14,154 13,672,319
Series 2005-E, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.09%,
12/28/40 ............... 2,003 1,875,074
BCMSC Trust
(c)
:
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 1,755,356
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 1,684,399
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 1,286,262
Bear Stearns Asset-Backed Securities
I Trust
(c)
:
Series 2004-HE7, Class M2, (LIBOR
USD 1 Month + 1.73%), 1.81%,
08/25/34 ............... 317 318,033
Series 2006-HE1, Class 1M4,
(LIBOR USD 1 Month + 1.02%),
1.11%, 12/25/35 .......... 4,515 6,498,470
Series 2006-HE7, Class 1A2,
(LIBOR USD 1 Month + 0.34%),
0.43%, 09/25/36 .......... 3,434 3,393,539
Series 2006-HE8, Class 1A3,
(LIBOR USD 1 Month + 0.26%),
0.35%, 10/25/36 .......... 2,391 2,296,578
Series 2007-FS1, Class 1A3,
(LIBOR USD 1 Month + 0.17%),
0.25%, 05/25/35 .......... 1,371 1,354,878
Series 2007-HE1, Class 21A2,
(LIBOR USD 1 Month + 0.16%),
0.25%, 01/25/37 .......... 1,913 1,886,404
Series 2007-HE2, Class 1A4,
(LIBOR USD 1 Month + 0.32%),
0.41%, 03/25/37 .......... 3,118 3,060,026
Series 2007-HE2, Class 22A,
(LIBOR USD 1 Month + 0.14%),
0.23%, 03/25/37 .......... 2,532 2,446,072
Series 2007-HE2, Class 23A,
(LIBOR USD 1 Month + 0.14%),
0.23%, 03/25/37 .......... 4,688 4,509,733
Series 2007-HE3, Class 1A3,
(LIBOR USD 1 Month + 0.25%),
0.34%, 04/25/37 .......... 2,025 2,451,950
Series 2007-HE3, Class 1A4,
(LIBOR USD 1 Month + 0.35%),
0.44%, 04/25/37 .......... 18,468 18,792,562

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
BHG Securitization Trust
(a)
:
Series 2021-A, Class A, 1.42%,
11/17/33 ............... USD 6,184 $ 6,192,066
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 480 488,347
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 160 164,977
Series 2021-B, Class C, 2.24%,
10/17/34
(d)
.............. 1,600 1,599,720
Series 2021-B, Class D, 3.17%,
10/17/34
(d)
.............. 175 174,934
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/15/24
(a)
........... 11,650 11,771,183
Carrington Mortgage Loan Trust
(c)
:
Series 2006-NC1, Class M2, (LIBOR
USD 1 Month + 0.42%), 0.51%,
01/25/36 ............... 1,620 1,520,455
Series 2006-NC3, Class A3, (LIBOR
USD 1 Month + 0.15%), 0.24%,
08/25/36 ............... 4,542 4,434,769
Series 2006-NC4, Class A3, (LIBOR
USD 1 Month + 0.16%), 0.25%,
10/25/36 ............... 1,811 1,771,591
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(c)
21,800 22,711,793
C-BASS Trust, Series 2006-CB7, Class
A4, (LIBOR USD 1 Month + 0.16%),
0.25%, 10/25/36
(c)
........... 1,434 1,207,003
Citigroup Mortgage Loan Trust
(c)
:
Series 2007-AHL2, Class A3B,
(LIBOR USD 1 Month + 0.20%),
0.29%, 05/25/37 .......... 14,823 12,422,487
Series 2007-AHL2, Class A3C,
(LIBOR USD 1 Month + 0.27%),
0.36%, 05/25/37 .......... 6,733 5,686,303
Series 2007-AHL3, Class A3B,
(LIBOR USD 1 Month + 0.17%),
0.26%, 07/25/45 .......... 7,332 6,327,832
Series 2007-AMC1, Class A1,
(LIBOR USD 1 Month + 0.16%),
0.25%, 12/25/36
(a)
......... 8,264 5,534,364
Cloud Pass-Through Trust, Series
2019-1A, Class CLOU, 3.55%,
12/05/22
(a)(c)
............... 3,711 3,724,084
College Avenue Student Loans LLC:
Series 2021-A, Class B, 2.32%,
07/25/51
(a)
.............. 8,610 8,645,549
Series 2021-A, Class C, 2.92%,
07/25/51
(a)
.............. 1,562 1,574,333
Series 2021-B,  3.78%, 06/25/52 . 220 219,786
Series 2021-B, Class C, 2.42%,
06/25/52
(a)
.............. 2,090 2,082,616
Series 2021-B, Class D, 2.72%,
06/25/52
(a)
.............. 900 900,557
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%,
11/15/28
(c)
.............. 3,643 3,677,524
Series 1997-3, Class M1, 7.53%,
03/15/28
(c)
.............. 3,610 3,701,391
Series 1997-6, Class M1, 7.21%,
01/15/29
(c)
.............. 2,693 2,741,911
Series 1998-4, Class M1, 6.83%,
04/01/30
(c)
.............. 977 966,402
Series 1998-6, Class M1, 6.63%,
06/01/30
(c)
.............. 2,770 2,741,497
Security
Par (000)
Par (000) Value
United States (continued)
Series 1998-8, Class A1, 6.28%,
09/01/30 ............... USD 1,308 $ 1,355,528
Series 1998-8, Class M1, 6.98%,
09/01/30
(c)
.............. 6,958 6,703,924
Series 1999-5, Class A5, 7.86%,
03/01/30
(c)
.............. 2,807 1,583,235
Series 1999-5, Class A6, 7.50%,
03/01/30
(c)
.............. 3,012 1,632,863
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%,
09/01/29
(c)
.............. 4,597 1,377,559
Series 2000-4, Class A6, 8.31%,
05/01/32
(c)
.............. 5,750 1,677,642
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,449 2,578,729
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,742 4,833,510
Countrywide Asset-Backed Certificates:
Series 2006-1, Class AF4, 5.71%,
07/25/36
(c)
.............. 859 861,578
Series 2006-12, Class 1A, (LIBOR
USD 1 Month + 0.26%), 0.35%,
12/25/36
(c)
.............. 3,187 3,174,578
Series 2006-S3, Class A4, 7.02%,
01/25/29
(f)
.............. 276 402,075
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B, 2.50%,
01/25/30
(a)
................ 3,858 3,867,861
Credit-Based Asset Servicing &
Securitization LLC:
Series 2006-CB2, Class AF4, 6.20%,
12/25/36
(f)
.............. 1,178 1,199,605
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(a)(f)
............. 2,397 2,454,911
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(a)(f)
............. 12,254 1,000,893
Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.43%,
07/25/37
(a)(c)
............. 1,725 1,420,095
Crop, Series 2021-T1, Class A, 2.43%,
11/15/27
(a)
................ 2,930 2,917,161
CWABS Asset-Backed Certificates
Trust:
Series 2005-16, Class 1AF, 5.69%,
04/25/36
(c)
.............. 7,546 7,479,266
Series 2005-17, Class 1AF4, 6.05%,
05/25/36
(f)
.............. 4,296 4,283,344
Series 2006-11, Class 3AV2, (LIBOR
USD 1 Month + 0.16%), 0.25%,
09/25/46
(c)
.............. 304 301,621
Series 2006-18, Class M1, (LIBOR
USD 1 Month + 0.30%), 0.39%,
03/25/37
(c)
.............. 12,367 12,629,302
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(LIBOR USD 1 Month + 0.27%),
0.35%, 03/15/34
(c)
........... 453 439,049
CWHEQ Home Equity Loan Trust,
Series 2006-S5, Class A5, 6.16%,
06/25/35 ................. 576 726,689
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(c)
:
Series 2006-RES, Class 4Q1B,
(LIBOR USD 1 Month + 0.30%),
0.38%, 12/15/33 .......... 40 36,683

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-RES, Class 5B1A,
(LIBOR USD 1 Month + 0.19%),
0.27%, 05/15/35 .......... USD 400 $ 388,855
Series 2006-RES, Class 5B1B,
(LIBOR USD 1 Month + 0.19%),
0.27%, 05/15/35 .......... 336 328,743
CWHEQ Revolving Home Equity Loan
Trust
(c)
:
Series 2005-B, Class 2A, (LIBOR
USD 1 Month + 0.18%), 0.26%,
05/15/35 ............... 964 950,802
Series 2006-C, Class 2A, (LIBOR
USD 1 Month + 0.18%), 0.26%,
05/15/36 ............... 4,418 4,322,560
Series 2006-H, Class 1A, (LIBOR
USD 1 Month + 0.15%), 0.23%,
11/15/36 ............... 2,691 2,409,771
Diameter Capital CLO 1 Ltd.
(a)(c)
:
Series 2021-1A, Class A1A, (LIBOR
USD 3 Month + 1.24%), 1.36%,
07/15/36 ............... 75,000 75,035,670
Series 2021-1A, Class A1B, (LIBOR
USD 3 Month + 1.55%), 1.67%,
07/15/36 ............... 11,250 11,250,074
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.05%), 6.17%,
07/15/36
(d)
.............. 5,000 4,844,000
Series 2021-1A, Class SUB, 0.00%,
07/15/36 ............... 5,000 5,110,335
Dorchester Park CLO DAC
(a)(c)
:
Series 2015-1A, Class BR, (LIBOR
USD 3 Month + 1.45%), 1.58%,
04/20/28 ............... 4,243 4,242,003
Series 2015-1A, Class CR, (LIBOR
USD 3 Month + 1.75%), 1.88%,
04/20/28 ............... 1,860 1,859,465
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a)(d)
.. 75 8,553,000
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(a)
..... 1,660 1,666,373
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(c)
............... 3,613 3,664,759
First Franklin Mortgage Loan Trust
(c)
:
Series 2004-FFH3, Class M3,
(LIBOR USD 1 Month + 1.05%),
1.14%, 10/25/34 .......... 2,818 2,795,724
Series 2006-FF13, Class A1, (LIBOR
USD 1 Month + 0.24%), 0.33%,
10/25/36 ............... 5,480 4,353,790
Series 2006-FF13, Class A2C,
(LIBOR USD 1 Month + 0.32%),
0.41%, 10/25/36 .......... 3,293 2,652,535
Series 2006-FF16, Class 2A4,
(LIBOR USD 1 Month + 0.42%),
0.51%, 12/25/36 .......... 5,820 3,355,634
FirstKey Homes 2020-SFR1 Trust,
Series 2021-SFR1, Class F1, 3.24%,
08/17/38
(a)
................ 8,036 8,010,638
FirstKey Homes Trust, Series 2020-
SFR1, Class G, 4.78%, 08/17/37
(a)
6,572 6,727,064
Fremont Home Loan Trust
(c)
:
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.28%), 0.37%,
02/25/37 ............... 6,622 5,416,575
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-3, Class 2A3, (LIBOR
USD 1 Month + 0.34%), 0.43%,
02/25/37 ............... USD 5,944 $ 2,967,785
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 1.25%, 08/27/51
(a)(c)
.... 10,358 9,771,020
GE-WMC Asset-Backed Pass-Through
Certificates, Series 2005-2, Class
A2C, (LIBOR USD 1 Month +
0.50%), 0.59%, 12/25/35
(c)
..... 165 164,991
GoldenTree Loan Opportunities X
Ltd.
(a)(c)
:
Series 2015-10A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.25%,
07/20/31 ............... 4,833 4,833,139
Series 2015-10A, Class DR, (LIBOR
USD 3 Month + 3.05%), 3.18%,
07/20/31 ............... 750 750,059
Goldman Home Improvement Trust
Issuer Trust, Series 2021-GRN2,
Class B, 1.97%, 06/25/51
(a)
..... 4,583 4,478,487
Golub Capital BDC 3 CLO 1 LLC,
Series 2021-1A, Class C1, (LIBOR
USD 3 Month + 2.80%), 2.93%,
04/15/33
(a)(c)
............... 1,750 1,752,765
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 21,963 21,873,050
Greenpoint Manufactured Housing
(c)
:
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... 3,550 3,662,151
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 2,962 2,587,311
GSAA Home Equity Trust
(c)
:
Series 2005-14, Class 1A2, (LIBOR
USD 1 Month + 0.70%), 0.79%,
12/25/35 ............... 1,962 870,406
Series 2006-4, Class 1A1, 2.95%,
03/25/36 ............... 4,702 3,722,952
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,530 438,298
GSAMP Trust
(c)
:
Series 2007-H1, Class A1B, (LIBOR
USD 1 Month + 0.20%), 0.29%,
01/25/47 ............... 3,575 2,390,225
Series 2007-HS1, Class M6, (LIBOR
USD 1 Month + 3.38%), 3.46%,
02/25/47 ............... 3,414 3,698,632
Home Equity Asset Trust
(c)
:
Series 2006-3, Class M2, (LIBOR
USD 1 Month + 0.60%), 0.69%,
07/25/36 ............... 4,008 3,838,155
Series 2007-1, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 0.39%,
05/25/37 ............... 6,054 5,501,908
Home Equity Mortgage Loan Asset-
Backed Trust
(c)
:
Series 2004-A, Class M2, (LIBOR
USD 1 Month + 2.03%), 2.11%,
07/25/34 ............... 1,367 1,374,867
Series 2007-A, Class 2A2, (LIBOR
USD 1 Month + 0.19%), 0.28%,
04/25/37 ............... 4,760 3,767,068
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(f)
................. 8,318 1,366,501

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Home Loan Mortgage Loan Trust,
Series 2005-1, Class A3, (LIBOR
USD 1 Month + 0.72%), 0.80%,
04/15/36
(c)
................ USD 3,524 $ 3,415,370
Invitation Homes Trust, Series 2018-
SFR3, Class A, (LIBOR USD 1
Month + 1.00%), 1.08%, 07/17/37
(a)(c)
7,163 7,175,109
Irwin Home Equity Loan Trust
(a)
:
Series 2006-3, Class 2A3, 6.53%,
09/25/37
(f)
.............. 730 729,805
Series 2006-P1, Class 1A, (LIBOR
USD 1 Month + 0.28%), 0.36%,
12/25/36
(c)
.............. 147 144,090
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1,
(LIBOR USD 1 Month + 0.41%),
0.49%, 05/25/36
(c)
......... 3,380 3,344,308
Series 2007-CH1, Class MF1,
5.79%, 11/25/36
(f)
......... 11,109 14,014,469
KeyCorp Student Loan Trust
(c)
:
Series 2004-A, Class 2D, (LIBOR
USD 3 Month + 1.25%), 1.38%,
07/28/42 ............... 6,870 6,439,274
Series 2005-A, Class 2C, (LIBOR
USD 3 Month + 1.30%), 1.43%,
12/27/38 ............... 14,836 14,329,082
Legacy Mortgage Asset Trust
(a)
:
Series 2019-SL2, Class A, 3.38%,
02/25/59
(c)
.............. 14,091 14,122,175
Series 2019-SL2, Class B, 0.00%,
02/25/59
(d)
.............. 4,710 706,506
Series 2019-SL2, Class M, 4.25%,
02/25/59
(c)
.............. 4,695 4,653,344
Lehman ABS Manufactured Housing
Contract Trust:
Series 2001-B, Class M1, 6.63%,
04/15/40
(c)
.............. 12,523 13,381,392
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 831 763,813
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (LIBOR
USD 1 Month + 0.09%), 0.18%,
06/25/37
(a)(c)
............... 1,151 944,043
Lending Funding Trust
(a)
:
Series 2020-2A, Class A, 2.32%,
04/21/31 ............... 29,950 30,648,611
Series 2020-2A, Class B, 3.54%,
04/21/31 ............... 3,340 3,514,790
Lendmark Funding Trust
(a)
:
Series 2019-2A, Class B, 3.22%,
04/20/28 ............... 6,150 6,281,572
Series 2019-2A, Class C, 3.72%,
04/20/28 ............... 7,820 7,987,069
Series 2021-1A, Class A, 1.90%,
11/20/31 ............... 15,725 15,799,573
Series 2021-1A, Class B, 2.47%,
11/20/31 ............... 3,120 3,134,461
Series 2021-1A, Class C, 3.41%,
11/20/31 ............... 2,380 2,391,908
Series 2021-1A, Class D, 5.05%,
11/20/31 ............... 1,355 1,372,623
Litigation Fee Residual Funding LLC,
Series 2015-1,  4.00%, 10/30/27
(d)
2,727 2,726,948
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(a)
. 23,151 23,517,599
Security
Par (000)
Par (000) Value
United States (continued)
Long Beach Mortgage Loan Trust
(c)
:
Series 2006-2, Class 1A, (LIBOR
USD 1 Month + 0.36%), 0.45%,
03/25/46 ............... USD —
(g)
$ 2
Series 2006-5, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 0.39%,
06/25/36 ............... 9,236 5,836,166
Series 2006-7, Class 2A3, (LIBOR
USD 1 Month + 0.16%), 0.25%,
08/25/36 ............... 20,782 11,100,927
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class
B2, (LIBOR USD 1 Month + 3.25%),
3.34%, 03/25/32
(c)
........... 2,323 2,333,829
Mariner Finance Issuance Trust
(a)
:
Series 2019-AA, Class B, 3.51%,
07/20/32 ............... 5,530 5,685,567
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 4,920 5,048,240
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 2,030 2,086,552
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,617,447
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,412,450
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,203,072
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,208,921
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 5,383,955
MASTR Asset-Backed Securities
Trust
(c)
:
Series 2006-AM2, Class A4, (LIBOR
USD 1 Month + 0.52%), 0.61%,
06/25/36
(a)
.............. 4,151 3,842,571
Series 2007-HE1, Class A4, (LIBOR
USD 1 Month + 0.28%), 0.37%,
05/25/37 ............... 5,000 4,583,869
MASTR Specialized Loan Trust, Series
2006-3, Class A, (LIBOR USD 1
Month + 0.26%), 0.35%, 06/25/46
(a)(c)
1,318 1,286,574
Mercury Financial Credit Card Master
Trust, Series 2021-1A, Class A,
1.54%, 03/20/26
(a)
........... 30,410 30,495,215
Merrill Lynch First Franklin Mortgage
Loan Trust
(c)
:
Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 0.33%,
05/25/37 ............... 4,569 3,652,373
Series 2007-H1, Class 1A2, (LIBOR
USD 1 Month + 1.75%), 1.84%,
10/25/37 ............... 4,669 4,564,300
Merrill Lynch Mortgage Investors
Trust
(c)
:
Series 2006-OPT1, Class M1,
(LIBOR USD 1 Month + 0.26%),
0.35%, 08/25/37 .......... 1,103 987,501
Series 2006-RM3, Class A2B,
(LIBOR USD 1 Month + 0.18%),
0.27%, 06/25/37 .......... 2,911 826,041
Mill City Solar Loan Ltd.
(a)
:
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 13,427 14,662,108
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 22,672 24,111,143

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Morgan Stanley ABS Capital I, Inc.
Trust
(c)
:
Series 2005-HE5, Class M4, (LIBOR
USD 1 Month + 0.87%), 0.96%,
09/25/35 ............... USD 10,529 $ 10,717,321
Series 2007-SEA1, Class 2A1,
(LIBOR USD 1 Month + 1.90%),
1.99%, 02/25/47
(a)
......... 1,730 1,689,803
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(LIBOR USD 1 Month + 0.32%),
0.41%, 04/25/36
(c)
........... 2,868 2,349,707
Mosaic Solar Loan Trust
(a)
:
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 13,032 14,093,507
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 2,923 3,090,830
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 20,144 21,897,514
Series 2020-1A, Class B, 3.10%,
04/20/46 ............... 3,024 3,150,288
Series 2020-2A, Class B, 2.21%,
08/20/46 ............... 5,629 5,596,682
Mosaic Solar Loans LLC
(a)
:
Series 2017-2A, Class A, 3.82%,
06/22/43 ............... 1,972 2,083,672
Series 2021-2A, Class A, 1.64%,
04/22/47 ............... 14,149 14,008,009
Nationstar HECM Loan Trust, Series
2020-1A, Class M3, 2.82%,
09/25/30
(a)(c)
............... 3,529 3,528,094
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (LIBOR
USD 1 Month + 0.41%), 0.50%,
04/25/37
(c)
................ 5,455 5,217,878
Navient Private Education Loan Trust
(a)
:
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 15,293,083
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 11,359,350
Series 2020-IA, Class B, 2.95%,
04/15/69 ............... 7,120 7,279,908
Navient Private Education Refi Loan
Trust
(a)
:
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 4,436,614
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 1.26%, 04/15/60
(c)
25,899 25,908,503
Series 2021-DA, Class B, 2.61%,
04/15/60
(d)
.............. 3,100 3,100,000
Series 2021-DA, Class C, 3.48%,
04/15/60
(d)
.............. 7,980 7,980,000
Series 2021-DA, Class D, 4.00%,
04/15/60
(d)
.............. 2,550 2,478,600
Nelnet Student Loan Trust
(a)
:
Series 2021-A, Class A1, (LIBOR
USD 1 Month + 0.80%), 0.89%,
04/20/62
(c)
.............. 20,456 20,541,731
Series 2021-A, Class A2, (LIBOR
USD 1 Month + 1.03%), 1.12%,
04/20/62
(c)
.............. 13,460 13,725,333
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 42,068,729
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 24,060 24,212,362
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... USD 9,810 $ 9,948,676
Series 2021-BA, Class AFX, 1.42%,
04/20/62 ............... 30,337 30,351,116
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 34,100 34,124,569
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 9,550 9,515,487
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,770,625
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 31,570 31,136,765
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 1,212,800
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,854,765
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (LIBOR
USD 1 Month + 0.68%), 0.76%,
12/25/35
(c)
................ 3,918 3,725,344
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (LIBOR USD 1 Month
+ 0.40%), 0.49%, 10/25/36
(a)(c)
... 164 202,305
Oakwood Mortgage Investors, Inc.
(c)
:
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 1,931 1,263,418
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,579 1,198,476
OneMain Financial Issuance Trust
(a)
:
Series 2018-1A, Class E, 5.52%,
03/14/29 ............... 14,596 14,966,698
Series 2019-1A, Class B, 3.79%,
02/14/31 ............... 9,034 9,059,921
Series 2019-1A, Class E, 5.69%,
02/14/31 ............... 22,805 23,056,473
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 13,070 14,057,858
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 11,528,157
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 797,551
Series 2021-1A, Class D, 2.47%,
06/16/36 ............... 1,700 1,692,189
Oportun Issuance Trust
(a)
:
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 7,520 7,524,232
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 1,960 1,965,222
Series 2021-B, Class C, 3.65%,
05/08/31 ............... 920 924,183
Series 2021-B, Class D, 5.41%,
05/08/31 ............... 1,670 1,678,299
Option One Mortgage Loan Trust:
Series 2005-4, Class M3, (LIBOR
USD 1 Month + 0.74%), 0.82%,
11/25/35
(c)
.............. 6,618 6,370,961
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.14%), 0.23%,
02/25/37
(c)
.............. 1,996 1,538,501
Series 2007-CP1, Class 2A3,
(LIBOR USD 1 Month + 0.21%),
0.30%, 03/25/37
(c)
......... 6,755 5,695,850
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(f)
......... 18,576 18,478,012

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(f)
......... USD 15,552 $ 15,515,193
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(f)
......... 8,132 8,196,550
Origen Manufactured Housing Contract
Trust
(c)
:
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 3,717 3,690,347
Series 2007-B, Class A1, (LIBOR
USD 1 Month + 1.20%), 1.28%,
10/15/37
(a)(d)
............. 3,361 3,321,906
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(f)
................. 5,324 5,277,186
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 10,252 10,328,911
Progress Residential
(a)
:
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 5,026,412
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 12,283,498
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 15,289,193
Progress Residential Trust
(a)
:
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 964,614
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,688,693
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 8,873,645
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 11,045,694
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 3,172,890
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 6,414,044
Series 2021-SFR7, Class F, 3.83%,
08/17/40 ............... 10,265 10,130,196
PRPM LLC, Series 2020-4, Class A1,
2.95%, 10/25/25
(a)(f)
.......... 13,529 13,580,827
RAMP Series Trust, Series 2004-RS7,
Class A2A, (LIBOR USD 1 Month +
0.62%), 0.71%, 07/25/34
(c)
..... 3,360 3,000,506
RASC Series Trust, Series 2006-EMX9,
Class 1A4, (LIBOR USD 1 Month +
0.24%), 0.57%, 11/25/36
(c)
...... 2,615 2,312,499
Regional Management Issuance
Trust
(a)
:
Series 2019-1, Class A, 3.05%,
11/15/28 ............... 25,860 26,122,161
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 9,260 9,447,145
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,164,055
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,530,324
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 555,018
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,324,316
Republic Finance Issuance Trust
(a)
:
Series 2019-A, Class A, 3.43%,
11/22/27 ............... 32,070 32,342,714
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 9,180 9,427,176
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-A, Class B, 3.54%,
11/20/30 ............... USD 9,340 $ 9,624,198
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,495,475
RR LLC, Series 2017-1A, Class A1AB,
(LIBOR USD 3 Month + 1.15%),
1.23%, 07/15/35
(a)(c)
.......... 3,290 3,290,692
SACO I Trust, Series 2006-9, Class
A1, (LIBOR USD 1 Month + 0.30%),
0.38%, 08/25/36
(c)
........... 366 365,042
Saxon Asset Securities Trust, Series
2007-1, Class M1, (LIBOR USD 1
Month + 0.29%), 0.38%, 01/25/47
(c)
3,220 3,426,851
Securitized Asset-Backed Receivables
LLC Trust, Series 2006-OP1, Class
M6, (LIBOR USD 1 Month + 1.01%),
1.09%, 10/25/35
(c)
........... 570 535,181
Security National Mortgage Loan Trust,
Series 2007-1A, Class 2A, (LIBOR
USD 1 Month + 0.35%), 0.44%,
04/25/37
(a)(c)
............... 370 369,738
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 19,188 20,353,673
SG Mortgage Securities Trust
(c)
:
Series 2006-FRE2, Class A2C,
(LIBOR USD 1 Month + 0.32%),
0.41%, 07/25/36 .......... 2,458 728,419
Series 2006-OPT2, Class A3D,
(LIBOR USD 1 Month + 0.21%),
0.30%, 10/25/36 .......... 4,623 3,905,385
Signal Peak CLO 1 Ltd., Series 2014-
1A, Class BR3, (LIBOR USD 3
Month + 1.80%), 1.93%, 04/17/34
(a)(c)
1,000 1,001,558
Signal Peak CLO 2 LLC
(a)(c)
:
Series 2015-1A, Class AR2, (LIBOR
USD 3 Month + 0.98%), 1.11%,
04/20/29 ............... 897 897,655
Series 2015-1A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.63%,
04/20/29 ............... 23,708 23,542,049
Series 2015-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 2.03%,
04/20/29 ............... 14,000 13,996,218
SLM Private Credit Student Loan
Trust
(c)
:
Series 2005-A, Class A4, (LIBOR
USD 3 Month + 0.31%), 0.43%,
12/15/38 ............... 10,018 9,872,775
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.45%,
06/15/39 ............... 37,030 36,305,338
Series 2005-B, Class B, (LIBOR
USD 3 Month + 0.40%), 0.52%,
06/15/39 ............... 2,461 2,450,064
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.41%,
06/15/39 ............... 23,813 23,400,692
Series 2006-B, Class A5, (LIBOR
USD 3 Month + 0.27%), 0.39%,
12/15/39 ............... 23,018 22,559,047
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.83%,
10/15/41
(a)(c)
............... 28,430 31,841,245

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
SMB Private Education Loan Trust
(a)
:
Series 2015-B, Class B, 3.50%,
12/17/40 ............... USD 10,350 $ 10,659,206
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 6,210 6,473,926
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 6,132,211
Series 2020-B, Class B, 2.76%,
07/15/53 ............... 4,458 4,475,548
Series 2020-PTA, Class B, 2.50%,
09/15/54 ............... 11,625 11,753,600
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 4,702,292
Series 2020-PTB, Class B, 2.50%,
09/15/54 ............... 11,850 11,963,344
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 8,070 8,177,190
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 25,580 25,933,961
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 10,640 10,619,645
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 5,800 5,785,773
Series 2021-C, Class A2, (LIBOR
USD 1 Month + 0.80%), 0.88%,
01/15/53
(c)
.............. 21,330 21,329,998
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 1,600 1,603,450
Series 2021-C, Class C, 3.00%,
01/15/53
(d)
.............. 1,330 1,330,000
Series 2021-C, Class D, 3.93%,
01/15/53
(d)
.............. 637 636,500
SoFi RR Funding IV Trust, Series 2021-
1, Class A, 2.98%, 12/31/25
(a)(d)(f)
. 23,623 23,622,973
Soundview Home Loan Trust, Series
2004-WMC1, Class M2, (LIBOR
USD 1 Month + 0.80%), 0.88%,
01/25/35
(c)
................ 116 112,095
SpringCastle America Funding LLC
(a)
:
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 15,961 16,093,685
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 19,890,883
STAR Trust, Series 2021-SFR1, Class
F, (LIBOR USD 1 Month + 2.40%),
2.49%, 04/17/38
(a)(c)
.......... 1,870 1,871,433
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(a)
18,678 19,942,832
Towd Point Mortgage Trust, Series
2019-SJ2, Class M1, 4.50%,
11/25/58
(a)(c)
............... 20,440 20,529,080
Tricon American Homes, Series 2020-
SFR1, Class F, 4.88%, 07/17/38
(a)
7,772 8,187,837
Tricon American Homes Trust
(a)
:
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,462,671
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,711,427
Upstart Pass-Through Trust
(a)
:
Series 2020-ST6, Class A, 3.00%,
01/20/27 ............... 3,683 3,727,569
Series 2021-ST2, Class A, 2.50%,
04/20/27 ............... 7,112 7,186,121
Series 2021-ST3, Class A, 2.00%,
05/20/27 ............... 5,778 5,795,808
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-ST4, Class A, 2.00%,
07/20/27 ............... USD 2,478 $ 2,475,453
Series 2021-ST5, Class A, 2.00%,
07/20/27 ............... 1,257 1,255,832
Wachovia Asset Securitization Issuance
II LLC Trust, Series 2007-HE2A,
Class A, (LIBOR USD 1 Month +
0.13%), 0.22%, 07/25/37
(a)(c)
.... 4,712 4,522,738
Washington Mutual Asset-Backed
CertificatesTrust
(c)
:
Series 2006-HE4, Class 2A2,
(LIBOR USD 1 Month + 0.18%),
0.45%, 09/25/36 .......... 14,207 5,815,295
Series 2006-HE5, Class 1A, (LIBOR
USD 1 Month + 0.16%), 0.24%,
10/25/36 ............... 4,643 3,998,395
Woodmont Trust, Series 2017-2A,
Class A1R, (LIBOR USD 3 Month +
1.67%), 1.80%, 04/20/33
(a)(c)
.... 14,000 14,045,339
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (LIBOR USD 1 Month +
0.40%), 0.49%, 06/25/37
(a)(c)
.... 6,108 2,658,048
3,099,023,130
Total Asset-Backed Securities — 12.4%
(Cost: $5,507,818,626) ........................... 5,481,496,297
Shares
Shares
Common Stocks — 4.4%
Brazil — 0.0%
Oi SA, ADR
(b)(h)(i)
............... 664,977 600,408
Canada — 0.1%
CTC Triangle BV
(d)(h)
............ 1,393,669 726,460
IGM Financial, Inc. ............. 21,534 769,314
Intact Financial Corp. ........... 5,850 773,534
Largo Resources Ltd.
(h)
.......... 118,474 1,244,042
Northern Graphite Corp.
(h)
........ 435,208 152,904
Nutrien Ltd. .................. 11,891 771,798
Shopify, Inc., Class A
(h)
.......... 11,865 16,086,330
20,524,382
China — 0.0%
Alibaba Group Holding Ltd., ADR
(b)(h)
. 66,000 9,771,300
France — 0.1%
BNP Paribas SA .............. 246,099 15,745,587
Engie SA ................... 532,726 6,969,761
Societe Generale SA ........... 644,733 20,189,729
42,905,077
Germany — 0.2%
Allianz SE (Registered) .......... 13,917 3,118,044
Bayer AG (Registered) .......... 191,781 10,409,011
CTS Eventim AG & Co. KGaA
(h)
.... 5,786 435,338
Daimler AG (Registered) ......... 220,992 19,498,500
Fresenius SE & Co. KGaA ........ 636,132 30,448,573
Gerresheimer AG .............. 81,242 7,949,265
HeidelbergCement AG .......... 6,071 452,917
K+S AG (Registered)
(h)
.......... 1,184,189 18,994,334
Puma SE ................... 84,261 9,366,888
100,672,870

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Israel — 0.0%
(b)(h)
ION Acquisition Corp. 2 Ltd. ....... 26,128 $ 261,803
SimilarWeb Ltd.
(i)
.............. 134,564 2,816,424
Taboola.com Ltd., (Acquired 06/30/21,
cost $5,065,590)
(j)
........... 506,559 4,285,489
7,363,716
Italy — 0.1%
Assicurazioni Generali SpA ....... 606,568 12,846,622
Atlantia SpA
(h)
................ 203,732 3,844,767
Banca Mediolanum SpA ......... 405,806 4,369,757
Buzzi Unicem SpA ............. 141,396 3,211,716
FinecoBank Banca Fineco SpA
(h)
... 232,364 4,196,931
Intesa Sanpaolo SpA ........... 4,199,095 11,887,582
Nexi SpA
(a)(e)(h)
................ 213,654 3,984,150
Poste Italiane SpA
(a)(e)
........... 293,120 4,025,094
Prysmian SpA ................ 122,043 4,262,781
Snam SpA .................. 687,048 3,800,674
56,430,074
Luxembourg — 0.1%
(h)
Arrival Ltd., (Acquired 10/08/20, cost
$20,039,861)
(b)(j)
............ 2,790,039 36,689,013
HomeToGo SE ............... 422,094 4,048,362
40,737,375
Netherlands — 0.0%
Climate Transition Capital Acquisition I
BV
(h)
.................... 310,735 3,437,426
Poland — 0.0%
InPost SA
(h)
.................. 435,758 7,230,722
Sweden — 0.0%
Atlas Copco AB, Class A ......... 7,661 462,615
Volvo AB, Class B ............. 47,472 1,059,883
1,522,498
Switzerland — 0.1%
ABB Ltd. (Registered) ........... 246,865 8,258,084
Cie Financiere Richemont SA
(Registered) ............... 117,300 12,161,913
Holcim Ltd.
(h)
................. 190,873 9,197,218
29,617,215
Taiwan — 0.1%
(b)
Sea Ltd., ADR
(h)(i)
.............. 56,834 18,114,701
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 67 7,480
18,122,181
United Kingdom — 0.3%
Alphawave IP Group plc
(h)(i)
....... 2,068,387 6,465,712
BP plc, ADR
(b)
................ 568,621 15,540,412
Experian plc ................. 11,932 499,833
Genius Sports Ltd.
(b)(h)
........... 422,724 7,888,030
Hedosophia European Growth
(h)
.... 444,510 5,226,216
Lloyds Banking Group plc ........ 36,310,145 22,600,213
Mitchells & Butlers plc
(h)
......... 100,276 319,945
NEW Look Retailers
(d)(h)
.......... 2,172,402 29
Reckitt Benckiser Group plc ....... 225,832 17,741,411
Tesco plc ................... 2,611,846 8,894,991
THG Holdings Ltd.
(h)
............ 7,419,050 50,681,890
135,858,682
United States — 3.3%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$16,122,436)
(d)(h)(j)
........... 425,677 14,906,751
Adobe, Inc.
(h)
................. 1,336 769,162
Security
Shares
Shares Value
United States (continued)
Advance Auto Parts, Inc. ......... 77,766 $ 16,244,540
Advanced Micro Devices, Inc.
(h)
.... 7,446 766,193
Airbnb, Inc., Class A
(h)(i)
.......... 89,083 14,943,673
Alight Group, Inc., Class A (Acquired
07/02/21, cost $4,357,040)
(h)(j)
... 435,704 5,001,882
Alphabet, Inc., Class A
(h)
......... 2,203 5,889,765
Alphabet, Inc., Class C
(h)
......... 3,552 9,467,181
AltC Acquisition Corp., Class A
(h)
.... 587,916 5,779,214
Altice USA, Inc., Class A
(h)
........ 127,156 2,634,672
Amazon.com, Inc.
(h)
............ 14,685 48,240,812
Apple, Inc. .................. 155,647 22,024,050
Applied Materials, Inc. .......... 229,056 29,486,379
ArcLight Clean Transition Corp. II
(h)
.. 244,350 2,426,396
Astra Space, Inc., (Acquired 06/30/21,
cost $10,481,750)
(h)(j)
......... 1,048,175 9,108,641
Autodesk, Inc.
(h)
............... 2,675 762,830
Bath & Body Works, Inc. ......... 336,254 21,194,090
Beazer Homes USA, Inc.
(h)
....... 103,779 1,790,188
Berkshire Grey, Inc., Class A
(h)
..... 195,837 1,376,734
Best Buy Co., Inc. ............. 103,779 10,970,478
Booking Holdings, Inc.
(h)
......... 177 420,175
Boston Scientific Corp.
(h)
......... 17,520 760,193
Broadcom, Inc. ............... 10,563 5,122,316
Bruin Group LLC
(d)(h)
............ 743,330 7
Caesars Entertainment, Inc.
(h)
..... 100,849 11,323,326
California Resources Corp.
(h)
...... 1,066,320 43,719,120
Cano Health, Inc., (Acquired 06/30/21,
cost $9,158,040)
(h)(j)
.......... 915,804 11,612,395
Capri Holdings Ltd.
(h)
........... 408,825 19,791,218
Caremax Corp., (Acquired 06/08/21,
cost $6,155,250)
(h)(j)
.......... 615,525 5,945,971
Carrier Global Corp. ............ 330,006 17,081,111
Cathay Resources Corp.
(h)
........ 494,974 20,293,934
Century Communities, Inc. ....... 143,340 8,808,243
CH Robinson Worldwide, Inc. ..... 8,750 761,250
Chesapeake Energy Corp. ....... 954 58,757
Climate Real Impact Solutions II
Acquisition Corp., Class A
(h)
..... 95,556 934,538
Comcast Corp., Class A ......... 157,185 8,791,357
ConocoPhillips ............... 379,866 25,743,519
Constellation Brands, Inc., Class A .. 20,000 4,213,800
Costco Wholesale Corp. ......... 27,581 12,393,522
Crown PropTech Acquisitions
(h)
..... 598,800 5,880,216
Crown PropTech Acquisitions
(d)(h)
... 229,536 130,836
Cummins, Inc. ................ 3,386 760,360
Danaher Corp. ............... 14,999 4,566,296
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/1/21, cost
$37,491,500)
(d)(h)(j)(k)
.......... 37,491,500 40,840,991
Deere & Co. ................. 42,720 14,314,190
Delta Air Lines, Inc.
(h)
........... 761,519 32,448,325
Devon Energy Corp. ............ 631,281 22,416,788
Diamondback Energy, Inc. ........ 48,002 4,544,349
DiamondRock Hospitality Co.
(h)
.... 961,321 9,084,483
Doma Holding, Inc., (Acquired 07/28/21,
cost $7,027,500)
(h)(j)
.......... 702,750 5,200,350
Edwards Lifesciences Corp.
(h)
..... 167,711 18,986,562
Energy Transfer LP ............ 857,698 8,216,747
EQT Corp.
(h)
................. 568,255 11,626,497
Exxon Mobil Corp. ............. 188,676 11,097,922
Facebook, Inc., Class A
(h)
........ 22,371 7,592,494
FedEx Corp. ................. 39,424 8,645,289
Ford Motor Co.
(h)
.............. 1,401,298 19,842,380
Forestar Group, Inc.
(h)
........... 236,909 4,413,615
Freeport-McMoRan, Inc. ......... 463,292 15,070,889

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
United States (continued)
Frontier Communications Parent, Inc.
(h)
(i)
....................... 481,991 $ 13,433,089
Generac Holdings, Inc.
(h)
......... 20,000 8,173,400
General Motors Co.
(h)
........... 155,574 8,200,306
Green Plains, Inc.
(h)(i)
........... 410,613 13,406,514
HCA Healthcare, Inc. ........... 9,793 2,376,957
Healthcare Merger Corp., (Acquired
10/30/20, cost $6,250,000)
(h)(j)
... 625,000 1,412,500
Highland Transcend Partners I Corp.
(h)
84,082 878,657
Hilton Worldwide Holdings, Inc.
(h)
... 81,056 10,708,308
Intuit, Inc. ................... 1,415 763,407
Intuitive Surgical, Inc.
(h)(i)
......... 18,161 18,054,758
Joby Aviation, Inc., Class A (Acquired
08/06/21, cost $6,767,600)
(h)(j)
... 676,760 6,808,206
Johnson Controls International plc .. 214,001 14,569,188
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $1,779,219)
(d)(h)(j)
.. 297,096 1,779,605
Keysight Technologies, Inc.
(h)
...... 53,306 8,757,643
Khosla Ventures Acquisition Co.
(h)
... 262,447 2,590,352
KINS TECHNOLOGY
(d)(h)
......... 249,500 192,115
KINS Technology Group, Inc.
(h)
..... 798,485 8,136,562
Lam Research Corp. ........... 9,049 5,150,238
Las Vegas Sands Corp.
(h)
........ 186,950 6,842,370
Latch, Inc., (Acquired 06/04/21, cost
$8,941,570)
(h)(j)
............. 894,157 10,077,149
Liberty Media Acquisition Corp.
(h)
... 671,610 6,937,731
Lions Gate Entertainment Corp., Class
A
(h)(i)
..................... 260,350 3,694,367
Lowe's Cos., Inc. .............. 26,280 5,331,161
Lululemon Athletica, Inc.
(h)
........ 1,896 767,311
Masco Corp. ................. 140,000 7,777,000
Mastercard, Inc., Class A ......... 3,271 1,137,261
Matterport, Inc., Class A (Acquired
07/20/21, cost $3,347,500)
(h)(j)
... 334,750 6,330,123
Micron Technology, Inc.
(h)(l)
........ 401,242 28,480,157
Microsoft Corp. ............... 130,277 36,727,692
Moderna, Inc.
(h)
............... 61,868 23,810,518
MoneyLion, Inc., (Acquired 09/22/21,
cost $5,863,280)
(h)(j)
.......... 586,328 3,458,106
Monster Beverage Corp.
(h)
........ 54,215 4,815,918
MSCI, Inc. .................. 1,258 765,292
New Look Builders, Inc.
(d)(h)
....... 8,689,610 87
Northern Genesis Acquisition Corp. II
(h)
95,436 947,679
Northrop Grumman Corp. ........ 2,121 763,878
Nucor Corp. ................. 7,716 759,949
NVIDIA Corp. ................ 132,539 27,456,779
Offerpad Solution, Inc., (Acquired
09/01/21, cost $10,765,000)
(h)(j)
.. 1,076,500 8,252,753
Opendoor Technologies, Inc.
(h)
..... 1,367,000 28,064,510
Ovintiv, Inc. .................. 134,136 4,410,392
Park Hotels & Resorts, Inc.
(h)
...... 453,362 8,677,349
Parker-Hannifin Corp. ........... 22,927 6,410,848
Penn National Gaming, Inc.
(h)
...... 218,465 15,829,974
Pioneer Energy Services Corp.
(d)(h)
.. 32,629 507,707
Pioneer Natural Resources Co. .... 66,273 11,035,117
Pivotal Investment Corp. III
(h)
...... 272,602 2,693,308
Playstudios, Inc., (Acquired 06/17/21,
cost $14,329,830)
(h)(j)
......... 1,432,983 6,534,402
PubMatic, Inc., Class A
(h)
......... 17,716 466,817
PVH Corp.
(h)
................. 149,872 15,405,343
Quest Diagnostics, Inc. .......... 139,967 20,338,605
Reinvent Technology Partners Y
(h)
... 365,440 3,690,944
Rocket Lab USA, Inc., (Acquired
08/25/21, cost $7,996,390)
(h)(j)
... 799,639 11,341,861
Security
Shares
Shares Value
United States (continued)
Sarcos Technology and Robostics,
(Acquired 09/24/21, cost
$50,017,930)
(h)(j)
............ 5,001,793 $ 35,453,945
Sarcos Technology and Robotics
Corp.
(d)(h)
................. 130,270 1,008,290
Sarcos Technology and Robotics
Corp.
(h)(i)
.................. 472,023 3,648,738
SBA Communications Corp. ...... 2,311 763,947
Schlumberger NV ............. 345,579 10,242,962
Schneider Electric SE ........... 2,944 490,335
Science Strategic Acquisition Corp.
Alpha, Class A
(h)
............ 290,437 2,820,143
Sema4 Holding Corp., (Acquired
07/17/20, cost $7,499,714)
(h)(j)
... 1,513,326 11,131,991
Sema4 Holding Corp., (Acquired
07/22/21, cost $6,452,870)
(h)(j)
... 645,287 4,897,728
Service Properties Trust ......... 956,825 10,726,008
ServiceNow, Inc.
(h)(i)
............ 1,229 764,770
SmartRent, Inc., Class A
(h)(i)
....... 134,973 1,757,348
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $609,993)
(d)(h)(j)
... 40,613 634,375
Sonos, Inc.
(h)(l)
................ 638,903 20,674,901
Spire Global, (Acquired 0 8/16/21, cost
$7,594,030)
(j)
.............. 759,403 9,515,320
Starwood Property Trust, Inc. ...... 436,773 10,661,629
Sunstone Hotel Investors, Inc.
(h)
.... 662,106 7,905,546
Taylor Morrison Home Corp.
(h)
..... 347,515 8,958,937
TE Connectivity Ltd. ............ 126,371 17,340,629
Thermo Fisher Scientific, Inc. ...... 16,000 9,141,280
Thimble Point Acquisition Corp.
(h)
... 335,536 3,392,269
Tishman Speyer Innovation Corp. II,
Class A
(h)
................. 175,279 1,717,734
TJX Cos., Inc. (The) ............ 55,001 3,628,966
Toast, Inc., Class A
(h)
........... 80,000 3,996,000
Toll Brothers, Inc.
(l)
............. 296,423 16,389,228
TPB Acquisition Corp. I
(h)
......... 444,052 4,415,475
Trane Technologies plc .......... 78,471 13,548,018
United Parcel Service, Inc., Class B . 41,600 7,575,360
United Rentals, Inc.
(h)
........... 36,500 12,808,945
United States Steel Corp. ........ 378,757 8,321,291
UnitedHealth Group, Inc. ......... 20,428 7,982,037
Vantage Drilling Co.
(h)
........... 1,556,671 6,227
Veeva Systems, Inc., Class A
(h)
.... 2,664 767,685
Victoria's Secret & Co.
(h)
......... 178,518 9,864,905
Volta, Inc., (Acquired 08/26/21, cost
$11,793,510)
(h)(j)
............. 1,179,351 10,201,386
Western Digital Corp.
(h)
.......... 512,874 28,946,609
Williams-Sonoma, Inc. .......... 92,400 16,385,292
WillScot Mobile Mini Holdings Corp.
(h)
62,683 1,988,305
Wynn Resorts Ltd.
(h)
............ 37,674 3,192,871
Xenia Hotels & Resorts, Inc.
(h)
..... 529,910 9,400,603
Xilinx, Inc. ................... 47,500 7,172,025
1,453,410,278
Total Common Stocks — 4.4%
(Cost: $1,732,818,313) ........................... 1,928,204,204
Par (000)
Pa r (000)
Corporate Bonds — 24.4%
Argentina — 0.1%
(b)
Capex SA, 6.88%
,
05/15/24
(a)
..... USD 5,000 4,719,688
Generacion Mediterranea SA, 9.63%
,
07/27/23
(a)
................ 19,029 15,232,714

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Argentina (continued)
Genneia SA, 8.75%
,
09/02/27
(a)
.... USD 10,760 $ 10,297,368
Stoneway Capital Corp.
(h)(m)
:
10.00%, 03/01/27
(e)
.......... 21,057 5,369,409
10.00%, 03/01/27
(a)
.......... 22,987 5,861,705
41,480,884
Australia — 0.1%
APT Pipelines Ltd., 2.00%
,
07/15/30
(e)
EUR 7,455 9,305,769
FMG Resources August 2006 Pty.
Ltd.
(a)(b)
:
5.13%, 05/15/24 ............ USD 953 1,017,614
4.50%, 09/15/27 ............ 338 357,418
Oceana Australian Fixed Income
Trust
(d)
:
10.00%, 08/31/23 ........... AUD 11,165 8,071,737
10.25%, 08/31/25 ........... 20,716 14,976,632
Pacific National Finance Pty. Ltd.,
4.75%
,
03/22/28
(b)(e)
.......... USD 12,000 12,953,640
QBE Insurance Group Ltd., (USD Swap
Rate 10 Year + 4.40%), 5.87%
,
06/17/46
(b)(c)(e)
.............. 2,817 3,175,886
Santos Finance Ltd., 5.25%
,
03/13/29
(b)
(e)
...................... 13,300 14,919,106
64,777,802
Austria — 0.1%
ams AG
(e)(n)
:
0.00%, 03/05/25
(o)
........... EUR 9,400 9,621,397
2.13%, 11/03/27 ............ 4,900 5,608,712
BAWAG Group AG, (EUR Swap Annual
5 Year + 2.30%), 2.38%
,
03/26/29
(c)
(e)
...................... 8,500 10,262,302
Erste Group Bank AG, (EUR Swap
Annual 5 Year + 6.20%), 6.50%
(c)(e)(p)
1,200 1,541,198
Lenzing AG:
(EUR Swap Annual 5 Year +
11.21%), 5.75%
(c)(e)(p)
....... 27,300 33,994,677
61,028,286
Bahrain — 0.0%
(b)
BBK BSC, 5.50%
,
07/09/24
(e)
...... USD 4,089 4,232,882
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24 ............ 11,800 12,902,710
17,135,592
Belgium — 0.2%
Anheuser-Busch Cos. LLC, 4.70%
,
02/01/36
(b)
................ 7,792 9,416,169
Anheuser-Busch InBev Worldwide,
Inc.
(b)
:
4.60%, 04/15/48 ............ 1,341 1,600,919
4.50%, 06/01/50 ............ 20,925 24,978,625
House of Finance NV (The), 4.38%
,
07/15/26
(e)
................ EUR 1,600 1,899,694
Solvay Finance SACA
(c)(e)(p)
:
(EUR Swap Annual 5 Year +
3.70%), 5.42% ........... 4,690 5,942,148
(EUR Swap Annual 5 Year +
5.22%), 5.87% ........... 10,836 14,073,796
Solvay SA
(c)(e)(p)
:
(EUR Swap Annual 5 Year +
3.92%), 4.25% ........... 6,100 7,535,240
(EUR Swap Annual 5 Year +
2.98%), 2.50% ........... 33,900 40,593,127
Security
Par (000)
Par (000) Value
Belgium (continued)
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)(b)
..... USD 3,000 $ 3,151,500
109,191,218
Brazil — 0.8%
Atento Luxco 1 SA, 8.00%
,
02/10/26
(a)(b)
4,625 5,060,906
Azul Investments LLP
(b)
:
5.88%, 10/26/24
(a)(q)
.......... 6,177 5,822,981
5.88%, 10/26/24
(e)
........... 1,696 1,598,798
7.25%, 06/15/26
(a)
........... 13,840 13,217,200
Banco do Brasil SA
(b)
:
5.88%, 01/26/22
(a)
........... 5,020 5,078,358
4.75%, 03/20/24
(e)
........... 675 717,314
Banco Votorantim SA, 4.00%
,
09/24/22
(a)(b)
............... 5,500 5,635,094
Braskem Netherlands Finance BV
(b)
:
4.50%, 01/10/28
(e)
........... 5,102 5,421,123
5.88%, 01/31/50
(a)
........... 10,000 11,337,500
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(a)(c)
.. 16,588 18,996,370
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(c)(e)
.. 2,967 3,397,772
BRF GmbH
(b)
:
4.35%, 09/29/26
(a)
........... 10,946 11,269,591
4.35%, 09/29/26
(e)
........... 904 930,725
BRF SA
(b)
:
4.88%, 01/24/30
(e)
........... 2,775 2,781,105
5.75%, 09/21/50
(a)
........... 9,140 8,722,530
Embraer Netherlands Finance BV
(b)
:
5.05%, 06/15/25 ............ 7,000 7,366,625
5.40%, 02/01/27 ............ 3,232 3,444,100
6.95%, 01/17/28
(a)
........... 7,753 8,776,784
Embraer Overseas Ltd., 5.70%
,
09/16/23
(b)(e)
............... 4,558 4,836,608
GOL Equity Finance SA, 3.75%
,
07/15/24
(a)(b)(n)
.............. 2,589 2,354,267
Gol Finance SA
(a)(b)
:
7.00%, 01/31/25 ............ 23,238 22,015,100
8.00%, 06/30/26 ............ 3,306 3,322,530
Itau Unibanco Holding SA
(a)(b)
:
2.90%, 01/24/23 ............ 18,000 18,292,500
3.25%, 01/24/25 ............ 715 716,737
JSM Global SARL, 4.75%
,
10/20/30
(a)(b)
10,000 10,161,250
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)(b)
............... 12,641 12,072,155
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)(b)
.......... 13,035 13,106,693
Nexa Resources SA, 5.38%
,
05/04/27
(a)
(b)
...................... 4,797 5,016,763
Odebrecht Offshore Drilling Finance
Ltd., 1.10%
,
(1.10% Cash or 7.72%
PIK), 12/01/26
(a)(b)(r)
........... 4 863
Oi Movel SA:
8.75%, 07/30/26
(b)(e)
.......... 6,944 7,082,880
Oi SA, 10.00%
,
(10.00% Cash or 4.00%
PIK), 07/27/25
(b)(r)
............ 27,440 25,690,700
Petrobras Global Finance BV
(b)
:
6.25%, 03/17/24 ............ 3,623 4,027,870
5.30%, 01/27/25 ............ 16,757 18,674,755
6.00%, 01/27/28 ............ 2,248 2,525,909
Rede D'or Finance SARL, 4.50%
,
01/22/30
(a)(b)
............... 5,000 4,986,000

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Brazil (continued)
Rumo Luxembourg SARL, 5.88%
,
01/18/25
(a)(b)
............... USD 11,024 $ 11,411,907
Simpar Europe SA, 5.20%
,
01/26/31
(a)(b)
15,445 15,351,558
Suzano Austria GmbH
(b)
:
3.75%, 01/15/31 ............ 4,730 4,847,067
3.13%, 01/15/32 ............ 13,256 12,777,127
Vale Overseas Ltd.
(b)
:
6.25%, 08/10/26 ............ 2,824 3,344,463
3.75%, 07/08/30 ............ 11,959 12,344,080
XP, Inc., 3.25%
,
07/01/26
(a)(b)
...... 16,969 16,502,352
351,037,010
Canada — 0.2%
(b)
1011778 BC ULC
(a)
:
5.75%, 04/15/25 ............ 4,280 4,493,358
3.88%, 01/15/28 ............ 422 426,156
4.38%, 01/15/28 ............ 247 250,757
Air Canada Pass-Through Trust, Series
2015-2, Class B, 5.00%
,
12/15/23
(a)
8,144 8,252,257
ARI FCP Investments LP
(c)(d)
:
(LIBOR USD 1 Month + 2.90%),
2.98%, 01/06/25 .......... 6,257 6,210,364
(LIBOR USD 1 Month + 2.90%),
2.98%, 01/30/25 .......... 3,026 2,995,533
Bombardier, Inc., 7.13%
,
06/15/26
(a)
. 4,586 4,815,300
Brookfield Residential Properties, Inc.
(a)
:
6.25%, 09/15/27 ............ 3,900 4,099,953
5.00%, 06/15/29 ............ 2,892 2,957,215
Cenovus Energy, Inc., 3.75%
,
02/15/52 2,528 2,456,573
Enbridge, Inc., 2.50%
,
08/01/33 .... 15,000 15,058,111
GFL Environmental, Inc., 5.13%
,
12/15/26
(a)
................ 92 96,610
Hammerhead Resources, Inc., Series
AI, 9.00%
,
07/10/22
(d)
......... 25,807 25,807,277
Mattamy Group Corp.
(a)
:
5.25%, 12/15/27 ............ 6,759 7,063,155
4.63%, 03/01/30 ............ 7,385 7,546,399
NOVA Chemicals Corp., 4.88%
,
06/01/24
(a)
................ 6,144 6,420,480
98,949,498
Chile — 0.2%
(b)
Antofagasta plc, 2.38%
,
10/14/30
(a)
.. 291 280,815
Colbun SA, 3.15%
,
03/06/30
(a)
..... 2,646 2,722,569
Embotelladora Andina SA, 3.95%
,
01/21/50
(a)
................ 480 504,240
Empresa Nacional de
Telecomunicaciones SA, 4.75%
,
08/01/26
(a)
................ 2,953 3,229,844
GNL Quintero SA, 4.63%
,
07/31/29
(e)
645 698,435
Kenbourne Invest SA
(a)
:
6.88%, 11/26/24 ............ 20,663 21,732,310
4.70%, 01/22/28 ............ 5,860 5,880,510
Latam Finance Ltd.
(h)(m)
:
6.88%, 04/11/24
(e)
........... 3,000 2,704,313
6.88%, 04/11/24
(a)
........... 1,697 1,529,739
Sable International Finance Ltd.,
5.75%
,
09/07/27
(e)
........... 6,763 7,101,150
VTR Comunicaciones SpA
(a)
:
5.13%, 01/15/28 ............ 6,110 6,452,924
4.38%, 04/15/29 ............ 15,028 15,403,700
68,240,549
Security
Par (000)
Par (000) Value
China — 1.5%
21Vianet Group, Inc., 7.88%
,
10/15/21
(b)
(e)
...................... USD 5,025 $ 5,016,960
Agile Group Holdings Ltd.
(b)(e)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
9.22%), 6.87%
(c)(p)
......... 2,400 2,196,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.25%), 8.38%
(c)(p)
........ 2,300 2,150,500
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.29%), 7.88%
(c)(p)
........ 3,395 3,072,475
5.75%, 01/02/25 ............ 1,901 1,782,188
6.05%, 10/13/25 ............ 3,419 3,205,312
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%),
3.80%
(b)(c)(e)(p)
............... 5,610 5,807,752
Baozun, Inc., 1.63%
,
05/01/24
(b)(n)
... 2,577 2,370,840
Central China Real Estate Ltd.
(b)(e)
:
6.88%, 08/08/22 ............ 200 144,000
7.25%, 04/24/23 ............ 400 266,000
7.65%, 08/27/23 ............ 5,425 3,417,750
7.90%, 11/07/23 ............ 891 547,965
7.75%, 05/24/24 ............ 1,319 802,941
7.25%, 07/16/24 ............ 925 562,689
7.25%, 08/13/24 ............ 3,806 2,312,145
CFLD Cayman Investment Ltd.
(b)(e)(h)(m)
:
8.63%, 02/28/21 ............ 1,427 570,800
7.13%, 04/08/22 ............ 300 125,681
8.60%, 04/08/24 ............ 2,617 1,077,550
China Aoyuan Group Ltd.
(b)(e)
:
8.50%, 01/23/22 ............ 200 193,787
7.95%, 02/19/23 ............ 18,688 16,819,200
6.35%, 02/08/24 ............ 6,876 5,830,848
7.95%, 06/21/24 ............ 1,248 1,073,280
5.98%, 08/18/25 ............ 6,700 5,159,000
6.20%, 03/24/26 ............ 5,604 4,259,040
China Cinda 2020 I Management Ltd.:
3.00%, 01/20/31
(b)(e)
.......... 1,872 1,834,326
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(d)(e)(h)(m)
. CNY 2,990 —
China Conch Venture Holdings
International Ltd., 0.00%
,
09/05/23
(o)
HKD 51,000 7,567,965
China Construction Bank Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.88%),
4.25%
,
02/27/29
(b)(c)(e)
......... USD 8,470 9,032,747
China Development Bank Financial
Leasing Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.75%), 2.88%
,
09/28/30
(b)
(c)(e)
..................... 7,800 7,913,588
China Evergrande Group
(b)(e)(h)(m)
:
8.25%, 03/23/22 ............ 4,428 1,145,745
9.50%, 04/11/22 ............ 3,230 803,463
11.50%, 01/22/23 ........... 770 184,800
10.00%, 04/11/23 ........... 4,707 1,123,796
7.50%, 06/28/23 ............ 4,000 965,000
12.00%, 01/22/24 ........... 10,635 2,525,812
10.50%, 04/11/24 ........... 200 47,500

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
China (continued)
China Grand Automotive Services Ltd.,
8.63%
,
04/08/22
(b)(e)
.......... USD 3,750 $ 3,509,297
China Resources Land Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.14%),
3.75%
(b)(c)(e)(p)
............... 11,945 12,392,937
China SCE Group Holdings Ltd.
(b)(e)
:
7.25%, 04/19/23 ............ 7,200 6,996,600
7.38%, 04/09/24 ............ 4,549 4,367,040
7.00%, 05/02/25 ............ 1,783 1,667,105
China South City Holdings Ltd.,
10.88%
,
06/26/22
(b)(e)
......... 4,120 3,337,200
Chinalco Capital Holdings Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.79%),
4.10%
(b)(c)(e)(p)
............... 6,285 6,552,113
Chong Hing Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.86%), 5.70%
(b)(c)
(e)(p)
..................... 250 257,859
CIFI Holdings Group Co. Ltd.
(b)(e)
:
6.45%, 11/07/24 ............ 200 199,500
6.00%, 07/16/25 ............ 1,000 992,500
5.95%, 10/20/25 ............ 3,359 3,325,410
5.25%, 05/13/26 ............ 4,220 4,093,400
4.45%, 08/17/26 ............ 1,918 1,807,715
CITIC Ltd., 2.85%
,
02/25/30
(b)(e)
.... 9,010 9,155,286
CMB International Leasing
Management Ltd., 2.00%
,
02/04/26
(b)
(e)
...................... 4,030 4,008,087
Coastal Emerald Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.45%), 4.30%
(b)(c)
(e)(p)
..................... 10,420 10,491,638
Country Garden Holdings Co. Ltd.
(b)(e)
:
5.40%, 05/27/25 ............ 6,665 6,764,142
6.15%, 09/17/25 ............ 200 209,000
2.70%, 07/12/26 ............ 4,920 4,575,600
3.30%, 01/12/31 ............ 7,410 6,753,752
DaFa Properties Group Ltd., 9.95%
,
01/18/22
(b)(e)
............... 3,690 3,428,933
Dexin China Holdings Co. Ltd.
(b)(e)
:
11.88%, 04/23/22 ........... 1,083 1,046,990
9.95%, 12/03/22 ............ 2,737 2,467,235
Easy Tactic Ltd.
(b)(e)
:
9.13%, 07/28/22 ............ 1,700 1,337,900
12.38%, 11/18/22 ........... 409 319,020
8.13%, 02/27/23 ............ 200 145,000
11.75%, 08/02/23 ........... 3,680 2,668,000
8.63%, 02/27/24 ............ 6,600 4,389,000
8.63%, 03/05/24 ............ 762 506,730
11.63%, 09/03/24 ........... 3,118 2,057,880
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(e)(h)(m)(n)
.. EUR 8,600 8,868,501
Fantasia Holdings Group Co. Ltd.
(b)(e)
:
6.95%, 12/17/21
(h)(m)
......... USD 3,180 2,146,500
11.75%, 04/17/22
(h)(m)
......... 10,350 4,036,500
7.95%, 07/05/22 ............ 5,938 2,018,920
11.88%, 06/01/23
(h)(m)
......... 3,142 974,020
9.25%, 07/28/23
(h)(m)
......... 3,427 1,088,072
9.88%, 10/19/23 ............ 4,695 1,408,500
Fortune Star BVI Ltd.
(b)(e)
:
5.95%, 10/19/25 ............ 5,961 6,065,317
5.00%, 05/18/26 ............ 9,322 9,205,475
5.05%, 01/27/27 ............ 1,640 1,603,100
Security
Par (000)
Par (000) Value
China (continued)
GLP China Holdings Ltd., 2.95%
,
03/29/26
(b)(e)
............... USD 9,595 $ 9,621,866
Greenland Global Investment Ltd.
(b)(e)
:
6.75%, 04/21/22 ............ 840 657,720
5.60%, 11/13/22 ............ 3,170 2,187,300
5.90%, 02/12/23 ............ 623 460,758
6.13%, 04/22/23 ............ 1,783 1,158,950
6.75%, 09/26/23 ............ 2,004 1,222,440
Guoren Property & Casualty Insurance
Co. Ltd., 3.35%
,
06/01/26
(b)(e)
.... 4,380 4,454,986
Haidilao International Holding Ltd.,
2.15%
,
01/14/26
(b)(e)
.......... 13,560 13,119,300
Haimen Zhongnan Investment
Development International Co.
Ltd.
(b)(e)
:
12.00%, 06/08/22 ........... 1,868 1,680,966
10.88%, 06/18/22 ........... 2,192 1,972,800
Health & Happiness H&H International
Holdings Ltd., 5.63%
,
10/24/24
(b)(e)
200 204,850
Hilong Holding Ltd., 9.75%
,
11/18/24
(b)(e)
6,445 5,671,600
Hopson Development Holdings Ltd.,
7.00%
,
05/18/24
(b)(e)
.......... 1,953 1,839,238
Huachen Energy Co. Ltd., 6.63%
,
05/18/20
(b)(e)(h)(m)
............. 3,193 1,229,305
Huarong Finance 2017 Co. Ltd., 4.75%
,
04/27/27
(b)(e)
............... 12,800 12,032,000
Huarong Finance 2019 Co. Ltd.
(b)
:
4.50%, 05/29/29 ............ 13,889 12,715,379
3.63%, 09/30/30
(e)
........... 2,877 2,452,643
Huarong Finance Co. Ltd., 3.88%
,
11/13/29
(b)(e)
............... 13,985 12,271,837
JD.com, Inc., 3.38%
,
01/14/30
(b)
.... 1,000 1,048,880
Jiayuan International Group Ltd.,
13.75%
,
02/18/23
(b)(e)
......... 3,540 3,612,570
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(b)(e)
............... 3,720 3,337,073
Kaisa Group Holdings Ltd.
(b)
:
8.50%, 06/30/22
(e)
........... 1,266 1,090,580
11.95%, 10/22/22
(e)
.......... 6,200 5,262,560
11.50%, 01/30/23
(e)
.......... 400 337,700
10.88%, 07/23/23 ........... 3,834 3,152,986
9.75%, 09/28/23 ............ 3,407 2,683,013
11.95%, 11/12/23
(e)
.......... 1,202 985,640
9.38%, 06/30/24
(e)
........... 15,870 12,219,900
11.25%, 04/16/25
(e)
.......... 2,674 2,065,665
9.95%, 07/23/25
(e)
........... 2,146 1,601,452
11.70%, 11/11/25
(e)
.......... 3,400 2,592,500
King Talent Management Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%),
5.60%
(b)(c)(e)(p)
............... 4,946 4,624,510
Knight Castle Investments Ltd., 7.99%
,
01/23/21
(b)(e)(h)(m)
............. 6,000 4,207,500
KWG Group Holdings Ltd.
(b)(e)
:
7.88%, 09/01/23 ............ 2,200 2,123,000
7.40%, 03/05/24 ............ 2,003 1,932,895
5.88%, 11/10/24 ............ 3,414 3,106,740
6.30%, 02/13/26 ............ 1,470 1,324,470
Lenovo Group Ltd., 3.42%
,
11/02/30
(b)(e)
2,261 2,347,370
Logan Group Co. Ltd.
(b)
:
6.50%, 07/16/23 ............ 400 398,700
5.75%, 01/14/25
(e)
........... 2,707 2,686,698
5.25%, 10/19/25
(e)
........... 3,355 3,245,962
4.85%, 12/14/26
(e)
........... 200 187,500

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
China (continued)
4.50%, 01/13/28 ............ USD 4,417 $ 4,052,597
Longfor Group Holdings Ltd., 3.95%
,
09/16/29
(b)(e)
............... 5,470 5,663,255
Luye Pharma Group Ltd., 1.50%
,
07/09/24
(b)(e)(n)
.............. 11,860 12,122,245
Modern Land China Co. Ltd., 9.80%
,
04/11/23
(b)(e)
............... 6,833 5,671,390
New Metro Global Ltd.
(b)(e)
:
6.80%, 08/05/23 ............ 2,122 2,098,525
4.80%, 12/15/24 ............ 2,910 2,742,675
4.50%, 05/02/26 ............ 4,417 4,052,598
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/12/18
(e)(h)(m)
.............. HKD 8,000 102,766
Ocean Laurel Co. Ltd., 2.38%
,
10/20/25
(b)(e)
............... USD 4,345 4,244,848
Pearl Holding III Ltd., 9.50%
,
12/11/22
(b)
(e)(h)(m)
.................... 7,000 2,552,229
Powerlong Real Estate Holdings Ltd.,
7.13%
,
11/08/22
(b)(e)
.......... 2,860 2,848,024
Prime Bloom Holdings Ltd., 6.95%
,
07/05/22
(b)(e)
............... 9,232 1,846,400
Redsun Properties Group Ltd.
(b)
:
9.95%, 04/11/22 ............ 300 290,400
9.70%, 04/16/23
(e)
........... 4,244 3,893,870
7.30%, 01/13/25
(e)
........... 3,403 2,820,236
RKPF Overseas 2019 A Ltd.
(b)(e)
:
6.70%, 09/30/24 ............ 1,039 1,031,208
5.90%, 03/05/25 ............ 4,259 4,125,906
6.00%, 09/04/25 ............ 4,740 4,574,100
RKPF Overseas 2020 A Ltd., 5.20%
,
01/12/26
(b)(e)
............... 4,418 4,081,128
RongXingDa Development BVI Ltd.,
8.00%
,
04/24/22
(b)(e)
.......... 4,820 2,477,179
Ronshine China Holdings Ltd.
(b)(e)
:
5.50%, 02/01/22 ............ 7,500 6,910,781
8.75%, 10/25/22 ............ 5,260 4,110,361
8.95%, 01/22/23 ............ 2,412 1,760,760
8.10%, 06/09/23 ............ 1,570 1,099,000
7.35%, 12/15/23 ............ 2,202 1,640,490
6.75%, 08/05/24 ............ 2,026 1,397,940
7.10%, 01/25/25 ............ 9,774 6,646,320
Scenery Journey Ltd.
(b)(e)(h)(m)
:
11.50%, 10/24/22 ........... 7,062 1,253,505
13.00%, 11/06/22 ........... 7,613 1,314,670
12.00%, 10/24/23 ........... 2,248 415,880
Seazen Group Ltd.
(b)(e)
:
6.45%, 06/11/22 ............ 2,837 2,794,445
6.00%, 08/12/24 ............ 2,839 2,739,635
Shanghai Port Group BVI Holding Co.
Ltd., 0.00%
,
08/09/22
(b)(e)(n)(o)
.... 737 815,047
Shimao Group Holdings Ltd.
(b)(e)
:
5.60%, 07/15/26 ............ 300 296,869
4.60%, 07/13/30 ............ 8,359 7,836,562
3.45%, 01/11/31 ............ 3,053 2,728,619
Shui On Development Holding Ltd.
(b)
:
5.75%, 11/12/23
(e)
........... 300 297,750
6.15%, 08/24/24
(e)
........... 2,760 2,739,300
5.50%, 03/03/25
(e)
........... 5,071 4,931,547
5.50%, 06/29/26 ............ 315 299,250
Sinic Holdings Group Co. Ltd., 10.50%
,
06/18/22
(b)(e)(h)(m)
............. 3,880 582,000
Sinochem Offshore Capital Co. Ltd.,
2.38%
,
09/23/31
(b)(e)
.......... 2,480 2,399,784
Security
Par (000)
Par (000) Value
China (continued)
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(c)(e)(p)
............... USD 2,044 $ 1,716,960
Sino-Ocean Land Treasure IV Ltd.,
4.75%
,
08/05/29
(b)(e)
.......... 6,888 6,525,519
Sunac China Holdings Ltd.
(b)
:
7.25%, 06/14/22
(e)
........... 200 183,100
7.95%, 10/11/23
(e)
........... 200 163,000
7.50%, 02/01/24
(e)
........... 2,633 2,139,312
5.95%, 04/26/24 ............ 1,400 1,127,700
6.65%, 08/03/24
(e)
........... 7,563 6,050,400
6.50%, 01/10/25
(e)
........... 3,416 2,766,960
7.00%, 07/09/25
(e)
........... 4,683 3,734,693
Tencent Holdings Ltd., 3.24%
,
06/03/50
(b)(e)
............... 16,125 15,226,031
Times China Holdings Ltd.
(b)(e)
:
5.75%, 04/26/22 ............ 5,000 4,913,500
6.75%, 07/16/23 ............ 500 484,469
6.20%, 03/22/26 ............ 3,413 3,080,232
5.75%, 01/14/27 ............ 5,845 5,114,375
Vanke Real Estate Hong Kong Co. Ltd.,
3.15%
,
05/12/25
(b)(e)
.......... 5,000 5,119,688
Wanda Group Overseas Ltd.
(b)(e)
:
7.50%, 07/24/22 ............ 5,820 5,470,800
8.88%, 03/21/23 ............ 3,830 3,552,325
Xiaomi Best Time International Ltd.
(b)(e)
:
0.00%, 12/17/27
(n)(o)
.......... 1,700 1,722,950
2.88%, 07/14/31 ............ 6,970 6,903,785
4.10%, 07/14/51 ............ 4,330 4,328,106
Yango Justice International Ltd.
(b)(e)
:
10.00%, 02/12/23 ........... 2,300 2,139,000
8.25%, 11/25/23 ............ 2,403 1,658,070
7.50%, 04/15/24 ............ 2,633 2,027,410
7.88%, 09/04/24 ............ 1,350 877,500
7.50%, 02/17/25 ............ 2,628 1,708,200
Yanlord Land HK Co. Ltd., 6.80%
,
02/27/24
(b)(e)
............... 3,415 3,406,463
Yuzhou Group Holdings Co. Ltd.
(b)(e)
:
8.50%, 02/04/23 ............ 4,150 3,534,762
6.00%, 10/25/23 ............ 6,795 5,232,150
8.50%, 02/26/24 ............ 7,500 5,887,500
8.38%, 10/30/24 ............ 4,750 3,645,625
7.38%, 01/13/26 ............ 10,635 7,125,450
6.35%, 01/13/27 ............ 3,614 2,312,960
Zhenro Properties Group Ltd.
(b)(e)
:
9.15%, 05/06/23 ............ 6,555 6,388,257
7.10%, 09/10/24 ............ 4,177 3,623,547
7.35%, 02/05/25 ............ 1,411 1,216,988
6.63%, 01/07/26 ............ 1,411 1,192,295
ZhongAn Online P&C Insurance Co.
Ltd.
(b)(e)
:
3.13%, 07/16/25 ............ 4,550 4,504,500
3.50%, 03/08/26 ............ 3,900 3,890,250
Zhongliang Holdings Group Co. Ltd.:
8.50%, 05/19/22
(b)(e)
.......... 4,090 3,312,900
Zhongsheng Group Holdings Ltd.,
3.00%
,
01/13/26
(b)(e)
.......... 4,530 4,566,240
Zhou Hei Ya International Holdings Co.
Ltd., 1.00%
,
11/05/25
(e)(n)
....... HKD 20,000 2,618,949
677,772,036

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Colombia — 0.3%
(b)
Avianca Holdings SA, 9.00%
,
03/31/22 USD 24,332 $ 24,257,293
Banco Davivienda SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 5.10%), 6.65%
(a)(c)
(p)
...................... 5,365 5,697,965
Banco GNB Sudameris SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%),
7.50%
,
04/16/31
(a)(c)
.......... 4,196 4,282,018
Bancolombia SA, 3.00%
,
01/29/25 .. 454 458,909
Frontera Energy Corp., 7.88%
,
06/21/28
(a)
................ 8,715 8,438,844
Geopark Ltd.
(a)
:
6.50%, 09/21/24 ............ 753 771,025
5.50%, 01/17/27 ............ 5,585 5,519,725
Grupo Aval Ltd.:
4.75%, 09/26/22
(e)
........... 4,000 4,094,000
4.38%, 02/04/30
(a)
........... 26,940 26,498,858
Millicom International Cellular SA:
6.63%, 10/15/26
(a)
........... 5,400 5,657,513
5.13%, 01/15/28
(a)
........... 1,661 1,723,910
5.13%, 01/15/28
(e)
........... 2,500 2,594,270
4.50%, 04/27/31
(a)
........... 13,117 13,772,850
Promigas SA ESP:
3.75%, 10/16/29
(e)
........... 5,000 4,997,875
3.75%, 10/16/29
(a)
........... 3,625 3,623,459
SURA Asset Management SA, 4.88%
,
04/17/24
(a)
................ 843 907,437
113,295,951
Cyprus — 0.1%
ASG Finance Designated Activity Co.,
7.88%
,
12/03/24
(a)(b)
.......... 14,145 13,928,405
Bank of Cyprus PCL:
(EUR Swap Annual 5 Year +
2.79%), 2.50%, 06/24/27
(c)(e)
.. EUR 6,642 7,569,045
21,497,450
Denmark — 0.0%
(e)
Danske Bank A/S, (EUR Swap Annual 5
Year + 1.90%), 1.50%
,
09/02/30
(c)
. 11,256 13,363,982
Nassa Topco A/S, 2.88%
,
04/06/24 .. 3,500 4,180,717
Nykredit Realkredit A/S, (EUR Swap
Annual 5 Year + 4.57%), 4.13%
(c)(p)
1,400 1,732,361
19,277,060
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)(b)
....... USD 7,364 7,687,556
Finland — 0.0%
Citycon OYJ, (EUR Swap Annual 5 Year
+ 4.71%), 4.50%
(c)(e)(p)
......... EUR 1,867 2,233,444
France — 1.1%
Accor SA, 0.70%
,
12/07/27 ....... 2,822 1,694,045
Adevinta ASA
(e)
:
2.63%, 11/15/25 ............ 1,181 1,398,108
3.00%, 11/15/27 ............ 741 882,388
Air France-KLM, 3.88%
,
07/01/26
(e)
.. 5,900 6,784,101
Altice France SA:
2.50%, 01/15/25 ............ 10,988 12,492,483
2.13%, 02/15/25
(e)
........... 6,219 6,987,377
7.38%, 05/01/26
(a)(b)
.......... USD 1,631 1,692,326
5.88%, 02/01/27 ............ EUR 9,871 11,952,722
8.13%, 02/01/27
(a)(b)
.......... USD 946 1,017,896
Security
Par (000)
Par (000) Value
France (continued)
5.50%, 01/15/28
(a)(b)
.......... USD 1,017 $ 1,034,009
4.13%, 01/15/29
(e)
........... EUR 18,591 21,292,617
4.25%, 10/15/29
(e)
........... 7,476 8,551,577
5.50%, 10/15/29
(a)(b)
.......... USD 5,000 4,949,413
Arkema SA, (EUR Swap Annual 5 Year
+ 1.57%), 1.50%
(c)(e)(p)
......... EUR 2,300 2,694,177
BNP Paribas SA
(c)(p)
:
(LIBOR USD 6 Month + 0.08%),
0.23%
(b)
................ USD 1,090 1,035,500
(USD Swap Semi 5 Year + 5.15%),
7.38%
(b)(e)
............... 3,800 4,408,000
Series TMO, (BFRTMO - 0.25%),
0.00% ................. EUR 2,563 2,795,284
Burger King France SAS, 6.00%
,
05/01/24 ................. 600 706,679
CAB SELAS:
3.38%, 02/01/28 ............ 5,302 6,194,893
Carrefour SA, 0.00%
,
06/14/23
(b)(e)(n)(o)
USD 2,600 2,560,922
Casino Guichard Perrachon SA:
5.25%, 04/15/27 ............ EUR 3,117 3,628,630
(EURIBOR Swap Rate 10 Year +
1.00%), 1.00%
(c)(p)
......... 5,674 2,694,716
(EURIBOR Swap Rate 5 Year +
3.82%), 3.99%
(c)(p)
......... 11,900 9,793,791
CGG SA, 7.75%
,
04/01/27
(e)
...... 7,096 8,350,344
Chrome Bidco SASU, 3.50%
,
05/31/28
(e)
................ 4,671 5,525,629
Chrome Holdco SASU, 5.00%
,
05/31/29
(e)
................ 1,370 1,626,613
CMA CGM SA, 7.50%
,
01/15/26
(e)
... 5,274 6,759,761
Credit Agricole Assurances SA, (EUR
Swap Annual 5 Year + 4.50%),
4.25%
(c)(e)(p)
................ 10,500 13,447,662
Engie SA, (EUR Swap Annual 5 Year +
2.09%), 1.88%
(c)(e)(p)
.......... 14,000 16,257,442
Faurecia SE
(e)
:
3.75%, 06/15/28 ............ 2,612 3,146,634
2.38%, 06/15/29 ............ 1,448 1,694,064
Getlink SE, 3.50%
,
10/30/25
(e)
..... 5,389 6,458,958
Goldstory SASU:
5.38%, 03/01/26 ............ 7,784 9,336,686
(EURIBOR 3 Month + 5.50%),
5.50%, 03/01/26
(c)(e)
........ 2,550 2,994,259
IPD 3 BV, 5.50%
,
12/01/25
(e)
...... 1,537 1,861,498
Korian SA
(e)
:
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(c)(p)
............... GBP 2,700 3,629,896
(EURIBOR 6 Month + 9.00%),
1.90%
(c)(n)(p)
.............. EUR 3,922 1,970,480
0.88%, 03/06/27
(n)
........... 5,441 3,624,819
La Financiere Atalian SASU, 4.00%
,
05/15/24
(e)
................ 4,100 4,662,277
La Poste SA, (EUR Swap Annual 5
Year + 2.44%), 3.12%
(c)(e)(p)
..... 4,100 4,999,852
Laboratoire Eimer Selas, 5.00%
,
02/01/29 ................. 996 1,191,212
Lion/Polaris SA, (EURIBOR 3 Month +
4.00%), 4.00%
,
07/01/26
(c)(e)
.... 1,431 1,666,948
Loxam SAS
(e)
:
3.50%, 04/15/22 ............ 235 272,212
3.50%, 05/03/23 ............ 1,315 1,523,230
4.25%, 04/15/24 ............ 1,340 1,565,228
3.25%, 01/14/25 ............ 2,962 3,457,918
3.75%, 07/15/26 ............ 6,723 7,955,020

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
France (continued)
5.75%, 07/15/27 ............ EUR 928 $ 1,119,860
Novafives SAS, 5.00%
,
06/15/25
(e)
.. 2,747 2,975,158
Orano SA, 2.75%
,
03/08/28
(e)
...... 6,900 8,432,241
Paprec Holding SA, 3.50%
,
07/01/28 3,295 3,864,061
Parts Europe SA, (EURIBOR 3 Month +
4.00%), 4.00%
,
07/20/27
(c)
..... 443 516,485
Picard Bondco SA, 5.38%
,
07/01/27 . 7,200 8,399,335
Picard Groupe SAS, 3.88%
,
07/01/26
(e)
8,469 9,959,179
Quatrim SASU, 5.88%
,
01/15/24 ... 1,021 1,217,683
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.63%
,
02/18/30
(c)(e)
3,300 3,874,695
Renault SA, 2.38%
,
05/25/26
(e)
..... 1,600 1,871,894
Rubis Terminal Infra SAS, 5.63%
,
05/15/25
(e)
................ 8,542 10,389,357
Societe Generale SA
(c)
:
(USD Swap Rate 5 Year + 5.87%),
8.00%
(a)(b)(p)
.............. USD 3,800 4,449,344
(USD Swap Semi 5 Year + 3.93%),
6.75%
(b)(e)(p)
.............. 2,700 3,035,826
(EURIBOR 3 Month + 1.28%),
0.88%, 09/22/28
(e)
......... EUR 9,900 11,642,868
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.51%), 5.38%
(a)(b)(p)
........ USD 3,700 3,961,331
(EUR Swap Annual 5 Year +
1.60%), 1.12%, 06/30/31
(e)
... EUR 40,500 47,269,340
Tereos Finance Groupe I SA, 7.50%
,
10/30/25 ................. 7,371 9,164,987
TotalEnergies SE
(e)
:
Series FP, 0.50%, 12/02/22
(b)(n)
.. USD 10,600 10,752,480
(EUR Swap Annual 5 Year +
2.40%), 2.00%
(c)(p)
......... EUR 14,825 17,195,035
Series NC12, (EUR Swap Annual 5
Year + 2.51%), 2.13%
(c)(p)
.... 17,400 19,701,554
Vallourec SA, 8.50%
,
06/30/26 ..... 9,531 11,300,916
Veolia Environnement SA
(c)(e)(p)
:
(EUR Swap Annual 5 Year +
2.71%), 2.25% ........... 16,000 19,041,050
(EUR Swap Annual 5 Year +
2.84%), 2.50% ........... 38,500 45,249,367
486,604,342
Germany — 1.5%
ADLER Group SA
(e)
:
2.00%, 11/23/23
(f)(n)
.......... 3,000 3,218,738
3.25%, 08/05/25 ............ 10,500 10,703,154
2.75%, 11/13/26 ............ 8,000 7,923,114
2.25%, 01/14/29 ............ 1,000 941,169
ADLER Real Estate AG, 3.00%
,
04/27/26
(e)
................ 1,200 1,214,877
Allianz SE, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.17%), 3.20%
(b)(c)(e)(p)
.... USD 8,800 8,536,000
Aroundtown SA, (EUR Swap Annual 5
Year + 3.98%), 3.37%
(c)(e)(p)
..... EUR 2,100 2,545,040
ATF Netherlands BV, (EUR Swap
Annual 5 Year + 4.38%), 3.75%
(c)(e)(p)
12,000 14,421,457
Bayer AG
(e)
:
1.38%, 07/06/32 ............ 15,800 18,731,403
(EUR Swap Annual 5 Year +
2.01%), 2.38%, 04/02/75
(c)
... 3,800 4,446,540
(EURIBOR Swap Rate 5 Year +
2.65%), 2.38%, 11/12/79
(c)
... 47,800 55,715,187
Security
Par (000)
Par (000) Value
Germany (continued)
Bertelsmann SE & Co. KGaA, (EUR
Swap Annual 5 Year + 2.64%),
3.00%
,
04/23/75
(c)(e)
.......... EUR 30,300 $ 36,297,514
BK LC Lux Finco1 SARL:
5.25%, 04/30/29 ............ 419 503,549
CeramTec BondCo GmbH, 5.25%
,
12/15/25 ................. 280 330,954
Cheplapharm Arzneimittel GmbH
(e)
:
3.50%, 02/11/27 ............ 5,827 6,825,640
4.38%, 01/15/28 ............ 13,927 16,777,634
Commerzbank AG, (EUR Swap Annual
5 Year + 6.36%), 6.12%
(c)(e)(p)
.... 10,600 13,460,317
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(e)
... 8,800 9,682,787
Deutsche Bahn Finance GmbH, (EUR
Swap Annual 5 Year + 1.26%),
0.95%
(c)(e)(p)
................ 3,600 4,176,932
Deutsche Bank AG, 1.75%
,
01/17/28
(e)
3,700 4,534,691
Deutsche Lufthansa AG:
2.00%, 07/14/24
(e)
........... 6,600 7,785,061
2.88%, 02/11/25
(e)
........... 100 119,448
2.00%, 11/17/25 ............ 3,100 3,815,813
3.75%, 02/11/28
(e)
........... 2,400 2,919,209
3.50%, 07/14/29
(e)
........... 8,800 10,525,380
Deutsche Pfandbriefbank AG, 4.60%
,
02/22/27
(e)
................ 700 893,989
DIC Asset AG, 2.25%
,
09/22/26
(e)
... 3,200 3,643,520
Douglas GmbH, 6.00%
,
04/08/26
(e)
.. 4,900 5,762,189
EnBW Energie Baden-Wuerttemberg
AG, (EUR Swap Annual 5 Year +
2.18%), 2.13%
,
08/31/81
(c)(e)
.... 14,200 16,222,402
Fraport AG Frankfurt Airport Services
Worldwide
(e)
:
2.13%, 07/09/27 ............ 8,694 10,640,414
1.88%, 03/31/28 ............ 5,590 6,711,119
Fresenius Medical Care US Finance III,
Inc., 2.38%
,
02/16/31
(a)(b)
....... USD 10,000 9,703,098
Gruenenthal GmbH
(e)
:
3.63%, 11/15/26 ............ EUR 2,919 3,506,735
4.13%, 05/15/28 ............ 5,982 7,259,913
HT Troplast GmbH, 9.25%
,
07/15/25 . 1,043 1,323,852
IHO Verwaltungs GmbH
(r)
:
3.63%, (3.63% Cash or 4.38% PIK),
05/15/25
(e)
.............. 2,928 3,446,458
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(c)(e)
............. 4,528 5,382,770
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)(b)
............. USD 800 833,912
Nidda BondCo GmbH:
5.00%, 09/30/25 ............ EUR 2,622 3,025,197
7.25%, 09/30/25 ............ 1,494 1,757,319
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ............ 54,848 63,091,176
PCF GmbH
(e)
:
4.75%, 04/15/26 ............ 1,866 2,231,729
(EURIBOR 3 Month + 4.75%),
4.75%, 04/15/26
(c)
......... 3,491 4,078,172
Phoenix PIB Dutch Finance BV, 2.38%
,
08/05/25
(e)
................ 3,300 3,942,965
ProGroup AG, 3.00%
,
03/31/26
(e)
... 500 585,691
Renk AG, 5.75%
,
07/15/25
(e)
...... 3,949 4,759,584
Schenck Process Holding GmbH,
5.38%
,
06/15/23
(e)
........... 1,301 1,518,316

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Germany (continued)
Sudzucker International Finance BV,
(EURIBOR 3 Month + 3.10%),
2.56%
(c)(e)(p)
................ EUR 3,682 $ 3,795,890
Summit Properties Ltd., 2.00%
,
01/31/25
(e)
................ 1,800 2,060,218
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26 ........ 7,195 8,579,906
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25
(e)
....... 1,303 1,498,765
Tele Columbus AG, 3.88%
,
05/02/25
(e)
1,200 1,393,495
thyssenkrupp AG
(e)
:
1.88%, 03/06/23 ............ 4,855 5,657,487
2.88%, 02/22/24 ............ 13,142 15,603,612
2.50%, 02/25/25 ............ 329 392,530
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(e)
................ 1,890 2,324,553
TK Elevator Midco GmbH
(e)
:
4.38%, 07/15/27 ............ 7,533 9,107,694
(EURIBOR 3 Month + 4.75%),
4.75%, 07/15/27
(c)
......... 6,720 7,853,717
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)(b)
............... USD 8,738 9,157,206
TUI AG, 5.00%
,
04/16/28
(e)(n)
...... EUR 3,000 3,419,265
Volkswagen International Finance NV
(c)
(e)(p)
:
(EUR Swap Annual 5 Year +
2.54%), 2.70% ........... 7,800 9,261,008
Series NC6, (EUR Swap Annual 6
Year + 2.97%), 3.38% ...... 11,300 13,880,764
Volkswagen Leasing GmbH, 0.63%
,
07/19/29
(e)
................ 19,300 22,205,788
Vonovia SE
(e)
:
1.50%, 06/14/41 ............ 10,100 11,536,808
1.63%, 09/01/51 ............ 6,400 6,912,736
Wintershall Dea Finance 2 BV
(c)(e)(p)
:
Series NC5, (EUR Swap Annual 5
Year + 2.92%), 2.50% ...... 38,500 44,241,933
Series NC8, (EUR Swap Annual 5
Year + 3.32%), 3.00% ...... 2,100 2,409,022
ZF Europe Finance BV
(e)
:
2.00%, 02/23/26 ............ 1,400 1,635,835
2.50%, 10/23/27 ............ 2,100 2,484,664
ZF Finance GmbH
(e)
:
3.00%, 09/21/25 ............ 8,200 9,997,140
2.00%, 05/06/27 ............ 8,400 9,778,791
2.75%, 05/25/27 ............ 3,500 4,196,658
3.75%, 09/21/28 ............ 27,500 34,721,541
650,579,154
Ghana — 0.0%
Tullow Oil plc, 10.25%
,
05/15/26
(a)(b)
. USD 15,261 15,871,440
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)(b)
.. 262 289,510
Guatemala — 0.1%
(b)
Banco Industrial SA, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.44%), 4.88%
,
01/29/31
(a)
(c)
...................... 4,057 4,108,980
Central American Bottling Corp.:
5.75%, 01/31/27
(a)
........... 8,799 9,028,874
5.75%, 01/31/27
(e)
........... 3,049 3,128,655
Energuate Trust, 5.88%
,
05/03/27
(a)
. 4,508 4,665,217
Security
Par (000)
Par (000) Value
Guatemala (continued)
Investment Energy Resources Ltd.,
6.25%
,
04/26/29
(a)
........... USD 1,216 $ 1,317,840
22,249,566
Guernsey — 0.0%
(b)
Doric Nimrod Air Alpha Pass-Through
Trust, Series 2013-1, Class A,
5.25%
,
05/30/23
(a)
........... 913 915,899
Ocado Group plc, 3.88%
,
10/08/26 .. 7,393 9,961,328
10,877,227
Hong Kong — 0.2%
Bank of China Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%),
5.90%
(b)(c)(e)(p)
............... 2,106 2,256,052
Bank of East Asia Ltd. (The)
(b)(c)(e)(p)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.26%), 5.87% ........... 4,290 4,434,788
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 5.83% ........... 4,255 4,446,475
China CITIC Bank International Ltd.,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.25%), 4.62%
,
02/28/29
(b)(c)(e)
... 2,150 2,278,731
FWD Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 3.08%), 5.50%
(b)(c)(e)(p)
.... 2,067 2,077,335
Li & Fung Ltd., 4.38%
,
10/04/24
(b)(e)
.. 2,200 2,265,725
Melco Resorts Finance Ltd.
(b)
:
4.88%, 06/06/25
(e)
........... 894 895,676
5.25%, 04/26/26
(e)
........... 1,150 1,156,325
5.63%, 07/17/27
(e)
........... 200 202,538
5.38%, 12/04/29
(a)
........... 913 928,064
Nan Fung Treasury III Ltd., 5.00%
(b)(e)(p)
2,280 2,288,977
Nanyang Commercial Bank Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%),
5.00%
(b)(c)(e)(p)
............... 3,391 3,423,850
NWD Finance BVI Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.86%), 4.12%
(b)(c)
(e)(p)
..................... 9,106 8,992,175
NWD MTN Ltd., 4.13%
,
07/18/29
(b)(e)
. 11,000 11,029,563
REXLot Holdings Ltd.
(e)(h)(m)(n)
:
6.00%, 04/28/17 ............ HKD 1,103 44,093
4.50%, 04/17/19 ............ 15,091 19,386
Seaspan Corp., 5.50%
,
08/01/29
(a)(b)
. USD 10,557 10,776,797
Sino Biopharmaceutical Ltd., 0.00%
,
02/17/25
(e)(n)(o)
.............. EUR 9,567 10,561,084
68,077,634
India — 0.5%
(b)
ABJA Investment Co. Pte. Ltd.
(e)
:
5.95%, 07/31/24 ............ USD 400 432,075
5.45%, 01/24/28 ............ 6,421 6,984,700
Adani Electricity Mumbai Ltd., 3.95%
,
02/12/30
(e)
................ 10,951 10,949,631
Adani Green Energy UP Ltd., 6.25%
,
12/10/24
(a)
................ 200 216,787
Adani Transmission Ltd.:
4.00%, 08/03/26 ............ 3,579 3,798,885
4.25%, 05/21/36
(e)
........... 8,980 9,167,753

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
India (continued)
Azure Power Energy Ltd., 3.58%
,
08/19/26
(a)
................ USD 1,807 $ 1,825,070
Azure Power Solar Energy Pvt Ltd.,
5.65%
,
12/24/24
(e)
........... 2,836 2,982,763
Bharti Airtel Ltd., 3.25%
,
06/03/31
(e)
. 6,163 6,163,154
BPRL International Singapore Pte. Ltd.,
4.38%
,
01/18/27
(e)
........... 2,171 2,301,667
Continuum Energy Levanter Pte. Ltd.:
4.50%, 02/09/27
(a)
........... 10,250 10,531,410
4.50%, 02/09/27
(e)
........... 2,953 3,033,886
GMR Hyderabad International Airport
Ltd.
(e)
:
4.75%, 02/02/26 ............ 5,990 5,963,045
4.25%, 10/27/27 ............ 200 191,037
Greenko Dutch BV, 3.85%
,
03/29/26
(e)
6,812 6,921,843
Greenko Investment Co., 4.88%
,
08/16/23
(e)
................ 200 201,350
Greenko Mauritius Ltd., 6.25%
,
02/21/23
(e)
................ 200 204,500
Greenko Solar Mauritius Ltd.
(e)
:
5.55%, 01/29/25 ............ 200 203,750
5.95%, 07/29/26 ............ 2,454 2,591,731
HDFC Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.93%), 3.70%
(c)(e)(p)
.... 11,090 11,034,550
Hindustan Petroleum Corp. Ltd., 4.00%
,
07/12/27
(e)
................ 2,149 2,264,240
HPCL-Mittal Energy Ltd., 5.45%
,
10/22/26
(e)
................ 1,910 1,982,580
ICICI Bank Ltd., 3.80%
,
12/14/27
(e)
.. 2,145 2,308,288
India Cleantech Energy, 4.70%
,
08/10/26
(a)
................ 2,304 2,329,920
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 4,629 4,802,588
India Green Power Holdings, 4.00%
,
02/22/27
(e)
................ 7,545 7,544,057
JSW Steel Ltd., 5.38%
,
04/04/25
(e)
.. 1,860 1,955,674
Manappuram Finance Ltd., 5.90%
,
01/13/23
(e)
................ 2,633 2,702,610
Muthoot Finance Ltd.:
6.13%, 10/31/22
(a)
........... 6,809 7,014,547
4.40%, 09/02/23
(e)
........... 2,832 2,875,896
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.27%), 5.65%
(c)(e)(p)
.... 7,662 8,151,889
Periama Holdings LLC, 5.95%
,
04/19/26 ................. 4,789 5,126,625
REC Ltd., 3.88%
,
07/07/27
(e)
...... 1,906 2,000,466
ReNew Power Ltd., 6.45%
,
09/27/22
(e)
200 204,850
ReNew Power Synthetic:
6.67%, 03/12/24
(e)
........... 8,000 8,331,500
6.67%, 03/12/24
(a)
........... 200 208,287
Shriram Transport Finance Co. Ltd.
(e)
:
5.95%, 10/24/22 ............ 3,401 3,455,841
5.10%, 07/16/23 ............ 5,101 5,184,848
Summit Digitel Infrastructure Pvt Ltd.,
2.88%
,
08/12/31
(e)
........... 8,785 8,441,682
TML Holdings Pte. Ltd., 4.35%
,
06/09/26 ................. 2,600 2,616,250
UPL Corp. Ltd.
(e)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.87%), 5.25%
(c)(p)
......... 3,204 3,267,119
4.50%, 03/08/28 ............ 4,875 5,186,695
Security
Par (000)
Par (000) Value
India (continued)
4.63%, 06/16/30 ............ USD 1,725 $ 1,829,902
Vedanta Resources Finance II plc:
8.00%, 04/23/23
(e)
........... 4,266 4,142,819
13.88%, 01/21/24
(e)
.......... 3,402 3,652,898
8.95%, 03/11/25
(e)
........... 4,251 4,240,372
8.95%, 03/11/25
(a)
........... 23,582 23,523,045
Vedanta Resources Ltd., 6.13%
,
08/09/24
(a)
................ 5,000 4,465,000
Videocon Industries Ltd., 2.84%
,
12/31/20
(e)(f)(h)(m)(n)
............ 735 219,197
215,729,272
Indonesia — 0.2%
(b)
Bank Negara Indonesia Persero Tbk.
PT, 3.75%
,
03/30/26
(e)
........ 2,980 3,047,378
Global Prime Capital Pte. Ltd.
(e)
:
5.50%, 10/18/23 ............ 200 203,287
5.95%, 01/23/25 ............ 3,636 3,746,898
Indofood CBP Sukses Makmur Tbk. PT,
3.40%
,
06/09/31
(e)
........... 2,750 2,777,803
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39
(e)
................ 6,210 7,270,333
Majapahit Holding BV, 7.88%
,
06/29/37
(e)
................ 4,650 6,509,419
Medco Oak Tree Pte. Ltd., 7.38%
,
05/14/26
(e)
................ 3,406 3,622,707
Medco Platinum Road Pte. Ltd., 6.75%
,
01/30/25
(e)
................ 3,406 3,527,977
Minejesa Capital BV, 5.63%
,
08/10/37
(e)
2,000 2,122,875
Star Energy Geothermal Darajat II:
4.85%, 10/14/38
(e)
........... 14,450 16,132,522
4.85%, 10/14/38
(a)
........... 17,113 19,105,595
Star Energy Geothermal Wayang
Windu Ltd.:
6.75%, 04/24/33
(a)
........... 177 203,087
6.75%, 04/24/33
(e)
........... 2,837 3,249,401
Theta Capital Pte. Ltd.
(e)
:
8.13%, 01/22/25 ............ 2,643 2,745,086
6.75%, 10/31/26 ............ 200 197,412
74,461,780
Ireland — 0.2%
(c)
AIB Group plc:
(EUR Swap Annual 5 Year +
5.70%), 5.25%
(e)(p)
......... EUR 1,596 1,971,205
(EUR Swap Annual 5 Year +
3.30%), 2.87%, 05/30/31 .... 16,500 20,505,561
(EUR Swap Annual 5 Year +
6.63%), 6.25%
(p)
.......... 7,861 10,143,849
Bank of Ireland Group plc:
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 2.70%),
3.12%, 09/19/27
(e)
......... GBP 6,800 9,288,375
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.50%), 4.12%, 09/19/27
(b)
... USD 5,725 5,845,225
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.10%), 2.03%, 09/30/27
(a)(b)
.. 10,000 9,994,180
(EUR Swap Annual 5 Year +
1.65%), 1.37%, 08/11/31
(e)
... EUR 10,525 12,185,538
69,933,933

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Israel — 0.1%
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.27%
,
01/29/31
(a)(b)(c)(e)
............. USD 6,405 $ 6,527,095
Energean Israel Finance Ltd.
(a)(b)(e)
:
4.50%, 03/30/24 ............ 665 677,721
4.88%, 03/30/26 ............ 2,880 2,944,865
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
(b)(e)
..................... 2,707 2,813,628
Teva Pharmaceutical Finance
Netherlands II BV:
6.00%, 01/31/25 ............ EUR 5,523 6,914,570
4.50%, 03/01/25 ............ 4,116 4,947,454
1.88%, 03/31/27 ............ 4,711 5,084,548
1.63%, 10/15/28 ............ 1,322 1,387,106
31,296,987
Italy — 0.8%
Atlantia SpA, 1.88%
,
02/12/28
(e)
.... 2,443 2,942,624
Autostrade per l'Italia SpA:
5.88%, 06/09/24 ............ 6,100 8,067,786
1.88%, 11/04/25
(e)
........... 400 481,514
1.75%, 02/01/27
(e)
........... 700 837,966
2.00%, 12/04/28 ............ 10,507 12,773,335
1.88%, 09/26/29
(e)
........... 3,970 4,793,963
2.00%, 01/15/30 ............ 9,067 11,012,143
Banco BPM SpA
(c)(e)
:
(EUR Swap Annual 5 Year +
4.18%), 4.38%, 09/21/27 .... 7,400 8,863,334
(EUR Swap Annual 5 Year +
5.42%), 5.00%, 09/14/30 .... 1,217 1,537,376
(EUR Swap Annual 5 Year +
3.17%), 2.87%, 06/29/31 .... 14,813 17,188,803
Brunello Bidco SpA, (EURIBOR 3
Month + 3.75%), 3.75%
,
02/15/28
(c)(e)
4,600 5,328,410
Cedacri Mergeco SpA:
(EURIBOR 3 Month + 4.63%),
4.62%, 05/15/28
(c)(e)
........ 3,129 3,642,600
Centurion Bidco SpA, 5.88%
,
09/30/26
(e)
................ 5,975 7,245,272
Diocle Spa, (EURIBOR 3 Month +
3.88%), 3.88%
,
06/30/26
(c)(e)
.... 2,276 2,639,018
doValue SpA, 3.38%
,
07/31/26 ..... 3,678 4,324,317
Enel Finance International NV, 0.88%
,
09/28/34
(e)
................ 8,740 10,006,885
Eni SpA
(c)(p)
:
Series NC9, (EUR Swap Annual 5
Year + 2.77%), 2.75%
(e)
..... 19,442 22,791,114
Series NC9, (EUR Swap Annual 5
Year + 3.64%), 3.37% ...... 8,900 10,982,513
Gamma Bidco SpA:
5.13%, 07/15/25 ............ 4,201 4,964,721
6.25%, 07/15/25
(e)
........... 2,876 3,469,502
IMA Industria Macchine Automatiche
SpA:
3.75%, 01/15/28
(e)
........... 2,208 2,576,819
(EURIBOR 3 Month + 4.00%),
4.00%, 01/15/28
(c)
......... 2,931 3,422,013
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year +
6.07%), 5.88%
(c)(e)(p)
........ 1,000 1,275,522
(USD Swap Semi 5 Year + 5.46%),
7.70%
(a)(b)(c)(p)
............. USD 7,300 8,248,197
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(c)(e)(p)
........ EUR 4,836 6,828,414
Security
Par (000)
Par (000) Value
Italy (continued)
(EUR Swap Annual 5 Year +
5.85%), 5.50%
(c)(e)(p)
........ EUR 2,900 $ 3,724,529
0.75%, 03/16/28
(e)
........... 7,500 8,784,336
(EUR Swap Annual 5 Year +
5.75%), 5.88%, 03/04/29
(c)(e)
.. 1,501 1,945,027
5.15%, 06/10/30 ............ GBP 1,300 1,965,524
1.35%, 02/24/31
(e)
........... EUR 12,970 15,037,321
4.20%, 06/01/32
(a)(b)
.......... USD 14,947 15,322,966
(EUR Swap Annual 5 Year +
6.09%), 5.88%
(c)(p)
......... EUR 11,375 15,399,720
Intesa Sanpaolo Vita SpA, 2.38%
,
12/22/30
(e)
................ 18,500 21,792,077
KME SE, 6.75%
,
02/01/23
(e)
....... 1,622 1,776,409
Leather 2 SpA, (EURIBOR 3 Month +
4.50%), 4.50%
,
09/30/28
(c)
..... 1,539 1,786,266
Nexi SpA, 0.00%
,
02/24/28
(o)
...... 6,900 7,713,278
Rekeep SpA, 7.25%
,
02/01/26
(e)
.... 4,118 5,142,247
Rossini SARL:
(EURIBOR 3 Month + 3.88%),
3.88%, 10/30/25
(c)(e)
........ 2,059 2,391,005
6.75%, 10/30/25 ............ 10,368 12,458,939
Sisal Group SpA, 7.00%
,
07/31/23 .. 2,887 3,343,939
Snam SpA, 0.88%
,
10/25/26
(e)
..... 10,650 12,755,989
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%),
4.25%
,
12/14/47
(c)(e)
.......... 700 934,499
Telecom Italia Capital SA, 6.38%
,
11/15/33
(b)
................ USD 3,455 4,020,584
Telecom Italia Finance SA, 7.75%
,
01/24/33 ................. EUR 1,540 2,601,755
Telecom Italia SpA
(e)
:
1.13%, 03/26/22
(n)
........... 2,200 2,554,690
4.00%, 04/11/24 ............ 5,793 7,166,033
2.75%, 04/15/25 ............ 3,059 3,716,310
3.00%, 09/30/25 ............ 800 983,591
2.88%, 01/28/26 ............ 1,200 1,466,888
1.63%, 01/18/29 ............ 3,896 4,417,032
UniCredit SpA
(c)
:
(EUR Swap Annual 5 Year +
4.93%), 5.38%
(e)(p)
......... 3,800 4,698,847
(EURIBOR Swap Rate 5 Year +
7.33%), 7.50%
(e)(p)
......... 1,000 1,363,957
(EURIBOR Swap Rate 5 Year +
4.74%), 4.87%, 02/20/29
(e)
... 2,028 2,552,465
(EUR Swap Annual 5 Year +
2.40%), 2.00%, 09/23/29
(e)
... 1,400 1,651,425
(EUR Swap Annual 5 Year +
2.80%), 2.73%, 01/15/32
(e)
... 1,200 1,443,394
(EURIBOR Swap Rate 5 Year +
4.08%), 3.88%
(e)(p)
......... 2,800 3,170,002
(EUR Swap Annual 5 Year +
6.39%), 6.62%
(p)
.......... 5,000 6,146,495
Unipol Gruppo SpA, 3.25%
,
09/23/30
(e)
4,679 6,298,207
Verde Bidco SpA, 4.63%
,
10/01/26
(e)
. 909 1,071,973
353,841,880
Jamaica — 0.0%
(a)(b)
Digicel Group Holdings Ltd., 5.00%
,
(5.00% Cash or 8.00% PIK),
04/01/25
(r)
................. USD 4,861 4,223,083
Digicel International Finance Ltd.:
8.75%, 05/25/24 ............ 4,843 5,021,931
6.00%, (6.00% Cash or 13.00%
PIK), 12/31/25
(r)
........... 2,658 2,608,032
8.00%, 12/31/26 ............ 1,933 1,873,065

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Jamaica (continued)
Digicel Ltd., 6.75%
,
03/01/23 ...... USD 1,198 $ 1,135,105
14,861,216
Japan — 0.4%
HIS Co. Ltd., 0.00%
,
11/15/24
(e)(n)(o)
.. JPY 440,000 3,439,508
Mitsubishi Chemical Holdings Corp.
(e)
(n)(o)
:
0.00%, 03/30/22 ............ 1,560,000 14,177,996
0.00%, 03/29/24 ............ 420,000 4,113,392
Nissan Motor Co. Ltd.:
3.52%, 09/17/25
(a)(b)
.......... USD 12,185 12,954,604
3.20%, 09/17/28
(e)
........... EUR 14,230 18,507,011
Rakuten Group, Inc., (EUR Swap
Annual 5 Year + 4.74%), 4.25%
(c)(p)
9,687 11,317,212
Rohm Co. Ltd., 0.00%
,
12/05/24
(e)(n)(o)
JPY 280,000 2,753,583
SBI Holdings, Inc., 0.00%
,
09/13/23
(o)
530,000 4,959,747
Shizuoka Bank Ltd. (The), (LIBOR USD
3 Month - 0.50%), 0.00%
,
01/25/23
(b)
(c)(e)(n)
.................... USD 1,900 1,866,750
SoftBank Group Corp.:
5.38%, 07/30/22
(b)(e)
.......... 796 810,925
(USD Swap Rate 5 Year + 4.23%),
6.00%
(b)(c)(e)(p)
............. 10,275 10,250,340
2.13%, 07/06/24
(e)
........... EUR 3,601 4,122,665
4.50%, 04/20/25
(e)
........... 789 961,664
4.75%, 07/30/25
(e)
........... 5,039 6,161,167
3.13%, 09/19/25
(e)
........... 7,914 9,142,926
2.88%, 01/06/27
(e)
........... 4,306 4,777,368
5.00%, 04/15/28
(e)
........... 16,008 19,451,838
3.38%, 07/06/29 ............ 3,129 3,421,905
4.00%, 09/19/29
(e)
........... 19,330 22,113,258
Takeda Pharmaceutical Co. Ltd.:
2.00%, 07/09/40 ............ 10,035 12,476,665
3.18%, 07/09/50
(b)
........... USD 3,973 4,026,148
171,806,672
Kazakhstan — 0.0%
KazMunayGas National Co. JSC,
3.50%
,
04/14/33
(a)(b)
.......... 4,709 4,850,270
Kuwait — 0.2%
(b)
Ahli United Sukuk Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.01%), 3.88%
(c)(e)
(p)
...................... 4,175 4,138,469
Al Ahli Bank of Kuwait KSCP, (USD
Swap Semi 5 Year + 4.17%),
7.25%
(c)(e)(p)
................ 200 212,100
Burgan Bank SAK, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.01%), 5.75%
(c)(e)(p)
.... 6,400 6,521,200
Equate Petrochemical BV:
4.25%, 11/03/26
(a)
........... 607 668,003
4.25%, 11/03/26
(e)
........... 3,000 3,301,500
2.63%, 04/28/28
(a)
........... 7,617 7,645,564
MEGlobal Canada ULC:
5.00%, 05/18/25
(a)
........... 10,370 11,421,907
5.88%, 05/18/30 ............ 9,100 11,152,050
NBK Tier 1 Financing Ltd., (USD Swap
Semi 6 Year + 2.88%), 3.62%
(a)(c)(p)
19,945 19,957,465
65,018,258
Luxembourg — 0.6%
Altice Financing SA:
2.25%, 01/15/25
(e)
........... EUR 8,716 9,721,610
3.00%, 01/15/28 ............ 29,682 32,363,913
Security
Par (000)
Par (000) Value
Luxembourg (continued)
5.00%, 01/15/28
(a)(b)
.......... USD 1,100 $ 1,060,648
4.25%, 08/15/29 ............ EUR 12,736 14,476,102
Altice France Holding SA:
8.00%, 05/15/27
(a)
........... 1,120 1,380,383
8.00%, 05/15/27
(e)
........... 1,237 1,524,583
ArcelorMittal SA, 1.75%
,
11/19/25
(e)
. 5,275 6,430,586
Cidron Aida Finco SARL:
5.00%, 04/01/28 ............ 9,197 10,731,839
6.25%, 04/01/28 ............ GBP 5,651 7,694,487
Dragon Aviation Finance Luxembourg
SA, Series 1401, 4.00%
,
11/28/22
(b)
(e)
...................... USD 2,837 2,926,627
Garfunkelux Holdco 3 SA
(e)
:
6.75%, 11/01/25 ............ EUR 17,662 21,356,877
7.75%, 11/01/25 ............ GBP 11,274 15,867,784
Herens Midco SARL, 5.25%
,
05/15/29
(e)
EUR 5,207 5,850,582
HSE Finance SARL, 5.63%
,
10/15/26 1,512 1,818,908
INEOS Finance plc, 3.38%
,
03/31/26
(e)
8,042 9,515,733
Intelsat Jackson Holdings SA, 9.50%
,
09/30/22
(a)(b)(f)
.............. USD 2,000 2,360,000
Kleopatra Finco SARL, 4.25%
,
03/01/26
(e)
................ EUR 3,600 4,079,236
Matterhorn Telecom SA
(e)
:
3.13%, 09/15/26 ............ 2,400 2,780,040
4.00%, 11/15/27 ............ 10,773 12,768,665
Monitchem HoldCo 2 SA, 9.50%
,
09/15/26
(e)
................ 1,701 2,132,907
Monitchem HoldCo 3 SA, 5.25%
,
03/15/25
(e)
................ 7,510 8,916,654
SES SA
(c)(e)(p)
:
(EUR Swap Annual 5 Year +
5.40%), 5.63% ........... 14,300 18,013,790
(EUR Swap Annual 5 Year +
3.19%), 2.87% ........... 35,293 41,636,894
Summer BC Holdco A SARL, 9.25%
,
10/31/27 ................. 2,587 3,255,764
Summer BC Holdco B SARL, 5.75%
,
10/31/26 ................. 11,932 14,477,950
253,142,562
Macau — 0.1%
(b)
Champion Path Holdings Ltd.:
4.50%, 01/27/26 ............ USD 2,831 2,887,620
4.85%, 01/27/28 ............ 3,091 3,128,285
MGM China Holdings Ltd.:
5.38%, 05/15/24
(a)
........... 327 331,905
5.25%, 06/18/25
(e)
........... 750 757,172
5.88%, 05/15/26
(e)
........... 1,150 1,174,653
5.88%, 05/15/26
(a)
........... 327 334,010
4.75%, 02/01/27
(e)
........... 4,816 4,743,760
Sands China Ltd., 4.38%
,
06/18/30 .. 13,016 13,624,758
Studio City Finance Ltd.:
6.00%, 07/15/25
(e)
........... 750 742,500
5.00%, 01/15/29
(a)
........... 3,100 2,857,813
Wynn Macau Ltd.:
4.88%, 10/01/24
(a)
........... 1,364 1,319,500
4.88%, 10/01/24
(e)
........... 200 193,475
5.50%, 01/15/26
(e)
........... 4,456 4,305,610
5.50%, 10/01/27
(a)
........... 327 313,920
5.50%, 10/01/27
(e)
........... 200 192,000
5.13%, 12/15/29
(a)
........... 1,094 1,028,360
37,935,341

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Malaysia — 0.1%
(b)
Cindai Capital Ltd., 0.00%
,
02/08/23
(e)(n)
(o)
...................... USD 25,238 $ 25,857,998
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 2,137 2,243,583
Petronas Capital Ltd., 3.50%
,
04/21/30
(a)
................ 942 1,019,649
Tenaga Nasional Bhd., 7.50%
,
01/15/96
(e)
................ 6,050 7,968,818
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28
(e)
........... 1,250 1,447,109
38,537,157
Mexico — 0.4%
Alfa SAB de CV
(b)
:
6.88%, 03/25/44
(a)
........... 3,092 4,112,360
6.88%, 03/25/44
(e)
........... 226 300,580
Alpek SAB de CV, 3.25%
,
02/25/31
(a)(b)
200 201,850
Axtel SAB de CV, 6.38%
,
11/14/24
(a)(b)
10,148 10,454,343
Banco Mercantil del Norte SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%),
6.75%
(a)(b)(c)(p)
............... 4,952 5,229,931
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.13%
,
01/18/33
(b)(c)(e)
.............. 5,639 5,857,511
Cemex SAB de CV:
3.13%, 03/19/26
(e)
........... EUR 3,636 4,303,366
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.53%), 5.13%
(a)(b)(c)(p)
....... USD 4,575 4,632,187
5.45%, 11/19/29
(b)(e)
.......... 1,111 1,199,880
5.20%, 09/17/30
(a)(b)
.......... 3,750 4,027,688
3.88%, 07/11/31
(a)(b)
.......... 1,729 1,725,715
Coca-Cola Femsa SAB de CV, 1.85%
,
09/01/32
(b)
................ 219 206,859
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(a)(b)
............... 4,799 5,566,240
Cydsa SAB de CV, 6.25%
,
10/04/27
(a)(b)
13,329 13,835,502
FEL Energy VI SARL, 5.75%
,
12/01/40
(b)(e)
............... 15,228 15,887,131
Fresnillo plc, 4.25%
,
10/02/50
(a)(b)
... 727 754,172
Grupo Axo SAPI de CV, 5.75%
,
06/08/26
(a)(b)
............... 7,776 7,966,998
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)
(c)(p)
..................... 5,068 5,308,096
Grupo KUO SAB de CV, 5.75%
,
07/07/27
(a)(b)
............... 7,333 7,540,616
Industrias Penoles SAB de CV, 4.75%
,
08/06/50
(a)(b)
............... 458 506,748
Kimberly-Clark de Mexico SAB de CV,
2.43%
,
07/01/31
(a)(b)
.......... 312 308,240
Mexico City Airport Trust
(b)
:
4.25%, 10/31/26
(a)
........... 957 1,016,932
5.50%, 07/31/47
(e)
........... 31,298 31,806,593
Nemak SAB de CV, 3.63%
,
06/28/31
(a)(b)
779 771,210
Operadora de Servicios Mega SA de
CV SOFOM ER, 8.25%
,
02/11/25
(a)(b)
27,055 27,203,803
Orbia Advance Corp. SAB de CV,
1.88%
,
05/11/26
(a)(b)
.......... 14,538 14,507,325
Trust Fibra Uno, 5.25%
,
01/30/26
(a)(b)
. 3,011 3,333,177
178,565,053
Security
Par (000)
Par (000) Value
Mongolia — 0.0%
Mongolian Mining Corp., 9.25%
,
04/15/24
(b)(e)
............... USD 5,675 $ 5,093,312
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)(b)
............... 5,506 5,813,304
Netherlands — 0.6%
Athora Netherlands NV, (USD Swap
Rate 5 Year + 4.17%), 6.25%
(b)(c)(e)(p)
18,200 19,087,614
Cooperatieve Rabobank UA, (EUR
Swap Annual 5 Year + 4.10%),
4.62%
(c)(e)(p)
................ EUR 3,800 4,841,903
ING Groep NV
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.86%), 3.88%
(b)(p)
......... USD 15,000 14,548,500
(EUR Swap Annual 5 Year +
1.20%), 1.00%, 11/13/30
(e)
... EUR 12,900 15,117,037
Series NC10, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.86%),
4.25%
(b)(p)
............... USD 10,000 9,699,000
(SOFR + 1.32%), 2.73%, 04/01/32
(b)
5,327 5,481,338
Intertrust Group BV, 3.38%
,
11/15/25
(e)
EUR 10,553 12,432,488
Koninklijke KPN NV, (EUR Swap
Annual 5 Year + 2.34%), 2.00%
(c)(e)(p)
6,700 7,886,750
Lincoln Financing SARL, 3.63%
,
04/01/24
(e)
................ 3,500 4,087,267
Nobel Bidco BV, 3.13%
,
06/15/28
(e)
.. 2,189 2,516,611
Nobian Finance BV, 3.63%
,
07/15/26
(e)
3,500 4,014,972
OCI NV, 3.63%
,
10/15/25
(e)
....... 2,306 2,770,255
PPF Telecom Group BV, 3.25%
,
09/29/27
(e)
................ 5,375 6,755,352
Q-Park Holding I BV
(e)
:
1.50%, 03/01/25 ............ 3,025 3,363,848
(EURIBOR 3 Month + 2.00%),
2.00%, 03/01/26
(c)
......... 2,712 3,023,013
2.00%, 03/01/27 ............ 1,588 1,754,845
Summer BidCo BV
(r)
:
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 559 661,995
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(c)
.............. 2,214 2,618,404
Titan Holdings II BV, 5.13%
,
07/15/29
(e)
1,253 1,473,102
Trivium Packaging Finance BV, 3.75%
,
08/15/26
(e)(f)
................ 4,571 5,416,599
United Group BV:
4.88%, 07/01/24 ............ 16,936 19,842,243
4.00%, 11/15/27
(e)
........... 7,622 8,718,088
4.63%, 08/15/28
(e)
........... 7,823 9,086,692
UPC Holding BV, 3.88%
,
06/15/29
(e)
. 2,401 2,854,678
UPCB Finance VII Ltd., 3.63%
,
06/15/29
(e)
................ 11,114 13,211,842
VEON Holdings BV
(a)(b)
:
4.00%, 04/09/25 ............ USD 3,895 4,084,881
3.38%, 11/25/27 ............ 12,644 12,836,031
Viterra Finance BV, 1.00%
,
09/24/28
(e)
EUR 14,070 16,186,897
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(e)
................ 8,600 9,841,471
Ziggo Bond Co. BV:
6.00%, 01/15/27
(a)(b)
.......... USD 243 251,216
3.38%, 02/28/30
(e)
........... EUR 8,310 9,601,824
Ziggo BV:
4.25%, 01/15/27
(e)
........... 8,967 10,676,085

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Netherlands (continued)
5.50%, 01/15/27
(a)(b)
.......... USD 6,608 $ 6,831,020
2.88%, 01/15/30
(e)
........... EUR 1,436 1,679,432
4.88%, 01/15/30
(a)(b)
.......... USD 463 477,469
253,730,762
Norway — 0.0%
Aker BP ASA, 1.13%
,
05/12/29
(e)
... EUR 8,740 10,192,758
DNB Bank ASA, (LIBOR USD 6 Month
+ 0.13%), 0.31%
(b)(c)(p)
......... USD 350 334,275
10,527,033
Oman — 0.0%
(a)(b)
OQ SAOC, 5.13%
,
05/06/28 ...... 9,136 9,215,940
Oryx Funding Ltd., 5.80%
,
02/03/31 . 7,427 7,835,485
17,051,425
Panama — 0.0%
(b)
Banco Nacional de Panama, 2.50%
,
08/11/30
(a)
................ 1,083 1,033,859
Banistmo SA, 3.65%
,
09/19/22
(e)
... 2,128 2,149,386
3,183,245
Paraguay — 0.0%
(b)
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
(e)(o)
.......... 3,714 2,824,761
Frigorifico Concepcion SA, 7.70%
,
07/21/28
(a)
................ 6,690 6,915,788
9,740,549
Peru — 0.1%
(b)
Banco Internacional del Peru SAA
Interbank, 3.25%
,
10/04/26
(a)
.... 508 518,033
Inkia Energy Ltd.:
5.88%, 11/09/27
(a)
........... 2,335 2,412,989
5.88%, 11/09/27
(e)
........... 4,318 4,462,221
InRetail Consumer, 3.25%
,
03/22/28
(a)
9,052 9,008,437
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
5,066 4,933,017
Kallpa Generacion SA, 4.88%
,
05/24/26
(e)
................ 919 979,195
Orazul Energy Egenor SCA, 5.63%
,
04/28/27
(a)
................ 3,768 3,800,499
SAN Miguel Industrias Pet SA, 3.50%
,
08/02/28
(a)
................ 1,054 1,035,555
27,149,946
Philippines — 0.0%
(b)(e)
Globe Telecom, Inc.:
2.50%, 07/23/30 ............ 1,554 1,483,876
3.00%, 07/23/35 ............ 3,015 2,784,729
Rizal Commercial Banking Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.24%),
6.50%
(c)(p)
................. 3,325 3,516,811
7,785,416
Portugal — 0.0%
Banco Espirito Santo SA
(h)(m)
:
2.63%, 05/08/17 ............ EUR 6,100 1,024,560
4.75%, 01/15/18
(e)
........... 15,500 2,603,392
4.00%, 01/21/19
(e)
........... 19,000 3,191,254
6,819,206
Russia — 0.0%
Phosagro OAO, 3.05%
,
01/23/25
(a)(b)
. USD 502 519,664
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.1%
(b)
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ USD 18,308 $ 19,063,205
Arabian Centres Sukuk Ltd., 5.38%
,
11/26/24 .................. 6,000 6,214,875
25,278,080
Singapore — 0.1%
DBS Group Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.92%), 3.30%
(b)(c)
(e)(p)
..................... 2,832 2,902,800
LMIRT Capital Pte. Ltd.
(b)(e)
:
7.25%, 06/19/24 ............ 2,106 2,187,344
7.50%, 02/09/26 ............ 1,310 1,346,025
Puma International Financing SA
(b)
:
5.13%, 10/06/24 ............ 256 256,960
5.13%, 10/06/24
(a)
........... 12,773 12,820,899
5.00%, 01/24/26 ............ 1,567 1,568,273
5.00%, 01/24/26
(a)
........... 2,731 2,733,219
Singapore Airlines Ltd., 1.63%
,
12/03/25 ................. SGD 4,500 3,701,945
United Overseas Bank Ltd., (USD Swap
Semi 5 Year + 1.79%), 3.88%
(b)(c)(p)
USD 2,165 2,245,240
29,762,705
South Africa — 0.1%
(b)
Gold Fields Orogen Holdings BVI Ltd.,
5.13%
,
05/15/24
(a)
........... 823 883,850
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 14,034 14,455,020
Sasol Financing USA LLC:
5.88%, 03/27/24 ............ 5,000 5,247,812
4.38%, 09/18/26 ............ 13,094 13,251,783
6.50%, 09/27/28 ............ 4,258 4,694,445
5.50%, 03/18/31 ............ 13,266 13,534,637
52,067,547
South Korea — 0.1%
(b)
Hanwha Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%),
4.70%
(c)(e)(p)
................ 2,500 2,608,281
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%),
4.48%
(c)(e)(p)
................ 10,200 10,335,788
Kakao Corp., 0.00%
,
04/28/23
(o)
.... 1,400 1,733,900
KDB Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%),
7.50%
(c)(e)(p)
................ 6,200 6,245,725
Kookmin Bank
(e)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.64%), 4.35%
(c)(p)
......... 5,000 5,279,063
2.50%, 11/04/30 ............ 5,000 4,939,275
LG Chem Ltd., 3.63%
,
04/15/29
(e)
... 2,078 2,277,098
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.88%
(c)(e)(p)
................ 10,300 10,222,750
SK Battery America, Inc., 2.13%
,
01/26/26
(e)
................ 2,363 2,333,368
SK Hynix, Inc., 2.38%
,
01/19/31
(e)
... 3,000 2,912,220

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
South Korea (continued)
Tongyang Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%),
5.25%
(c)(e)(p)
................ USD 6,350 $ 6,715,125
Woori Bank, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.66%), 4.25%
(c)(e)(p)
..... 2,108 2,190,739
57,793,332
Spain — 1.0%
Abertis Infraestructuras Finance BV,
(EUR Swap Annual 5 Year + 3.69%),
3.25%
(c)(e)(p)
................ EUR 4,500 5,346,205
Aedas Homes Opco SLU, 4.00%
,
08/15/26 ................. 1,335 1,598,820
Almirall SA, 2.13%
,
09/30/26
(e)
..... 1,416 1,652,525
Banco Bilbao Vizcaya Argentaria SA,
(USD Swap Semi 5 Year + 3.87%),
6.13%
(b)(c)(p)
................ USD 2,200 2,389,750
Banco de Sabadell SA
(c)(e)
:
(EUR Swap Annual 5 Year +
6.20%), 5.75%
(p)
.......... EUR 1,800 2,223,163
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... 1,300 1,498,326
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 3,100 3,647,477
Banco Santander SA
(c)(e)
:
(EUR Swap Annual 5 Year +
6.80%), 6.75%
(p)
.......... 3,300 3,928,440
(EUR Swap Annual 5 Year +
4.53%), 4.38%
(p)
.......... 3,400 4,111,797
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 1.65%),
2.25%, 10/04/32 .......... GBP 12,200 16,362,763
CaixaBank SA
(c)(p)
:
(EUR Swap Annual 5 Year +
6.22%), 6.37%
(e)
.......... EUR 14,200 17,761,692
(EUR Swap Annual 5 Year +
6.50%), 6.75%
(e)
.......... 2,200 2,854,175
(EUR Swap Annual 5 Year +
5.82%), 6.00% ........... 200 239,565
Cellnex Finance Co. SA
(e)
:
0.75%, 11/15/26 ............ 11,800 13,540,046
2.00%, 09/15/32 ............ 7,500 8,507,096
Cellnex Telecom SA, 0.75%
,
11/20/31
(e)
(n)
...................... 51,700 58,842,959
Cirsa Finance International SARL:
6.25%, 12/20/23 ............ 2,823 3,318,015
4.75%, 05/22/25
(e)
........... 4,733 5,496,177
4.50%, 03/15/27
(e)
........... 7,344 8,414,367
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(e)(f)
......... 5,947 7,336,473
10.75%, 09/30/23 ........... 987 1,231,874
4.50%, 11/01/23
(a)(b)(c)
......... USD 2,011 1,276,059
4.50%, (4.50% Cash or 10.75%
PIK), 11/01/23
(c)(r)
.......... EUR 6,260 4,635,339
ContourGlobal Power Holdings SA,
4.13%
,
08/01/25 ............ 8,434 9,963,586
Ferrovial Netherlands BV, (EUR Swap
Annual 5 Year + 2.13%), 2.12%
(c)(e)(p)
3,360 3,896,687
Grifols Escrow Issuer SA, 3.88%
,
10/15/28
(e)
................ 3,310 3,877,273
Grupo Antolin-Irausa SA, 3.50%
,
04/30/28
(e)
................ 3,632 3,986,253
Security
Par (000)
Par (000) Value
Spain (continued)
Iberdrola International BV
(c)(e)(p)
:
Series NC5, (EUR Swap Annual 5
Year + 2.32%), 1.87% ...... EUR 4,500 $ 5,344,610
Series NC6, (EUR Swap Annual 5
Year + 1.83%), 1.45% ...... 15,300 17,865,884
Series NC8, (EUR Swap Annual 5
Year + 2.57%), 2.25% ...... 11,800 14,096,218
Lar Espana Real Estate Socimi SA,
1.75%
,
07/22/26
(e)
........... 1,600 1,888,177
Lorca Telecom Bondco SA:
4.00%, 09/18/27
(e)
........... 6,446 7,504,879
Merlin Properties Socimi SA, 1.38%
,
06/01/30
(e)
................ 4,000 4,625,783
Naturgy Finance BV, (EUR Swap
Annual 8 Year + 3.35%), 4.12%
(c)(e)(p)
5,200 6,272,898
Repsol International Finance BV
(c)(e)
:
(EUR Swap Annual 5 Year +
4.00%), 3.75%
(p)
.......... 7,106 8,764,043
(EUR Swap Annual 5 Year +
2.77%), 2.50%
(p)
.......... 42,849 49,778,078
(EUR Swap Annual 5 Year +
4.41%), 4.25%
(p)
.......... 1,988 2,521,796
(EUR Swap Annual 10 Year +
4.20%), 4.50%, 03/25/75 .... 10,971 13,835,353
Telefonica Europe BV
(c)(p)
:
Series NC5, (EUR Swap Annual 5
Year + 2.45%), 3.00%
(e)
..... 5,900 7,056,379
(EUR Swap Annual 10 Year +
4.30%), 5.88%
(e)
.......... 3,300 4,238,258
(EUR Swap Annual 6 Year +
4.11%), 4.38%
(e)
.......... 12,900 16,195,064
(EUR Swap Annual 8 Year +
2.97%), 3.88%
(e)
.......... 16,100 20,188,013
(EUR Swap Annual 8 Year +
2.62%), 2.38%
(e)
.......... 29,900 33,680,134
(EUR Swap Annual 5 Year +
2.33%), 2.63% ........... 14,500 17,129,477
Tendam Brands SAU:
5.00%, 09/15/24 ............ 681 779,558
(EURIBOR 3 Month + 5.25%),
5.25%, 09/15/24
(c)
......... 671 772,356
430,473,860
Supranational — 0.5%
European Union
(e)
:
Series NGEU, 0.00%, 10/04/28 .. 93,733 110,070,707
Series NGEU, 0.00%, 07/04/31 .. 72,077 83,352,034
Series SURE, 0.10%, 10/04/40 .. 21,700 23,425,828
Series SURE, 0.30%, 11/04/50 .. 14,700 15,712,930
232,561,499
Sweden — 0.2%
Fastighets AB Balder, (EUR Swap
Annual 5 Year + 3.19%), 2.87%
,
06/02/81
(c)(e)
............... 3,404 3,888,807
Heimstaden Bostad AB
(c)(p)
:
(EUR Swap Annual 5 Year +
3.91%), 3.38%
(e)
.......... 4,751 5,635,401
(EUR Swap Annual 5 Year +
3.27%), 3.00%
(e)
.......... 5,048 5,767,207
(EUR Swap Annual 5 Year +
3.15%), 2.63% ........... 10,449 11,801,009
Intrum AB:
4.88%, 08/15/25
(e)
........... 12,855 15,589,851

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Sweden (continued)
Skandinaviska Enskilda Banken AB,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.46%), 5.13%
(b)(c)(e)(p)
......... USD 3,600 $ 3,834,000
Svenska Handelsbanken AB
(b)(c)(p)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.05%), 4.75%
(e)
.......... 600 639,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.94%), 4.38% ........... 1,000 1,056,728
Verisure Holding AB
(e)
:
3.50%, 05/15/23 ............ EUR 7,360 8,593,830
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(c)
......... 8,794 10,377,527
3.88%, 07/15/26 ............ 5,941 7,053,801
3.25%, 02/15/27 ............ 6,548 7,617,643
Verisure Midholding AB, 5.25%
,
02/15/29
(e)
................ 4,856 5,770,521
Volvo Car AB, 2.50%
,
10/07/27
(e)
... 3,330 4,199,603
91,824,928
Switzerland — 0.4%
Argentum Netherlands BV, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%),
4.62%
(b)(c)(e)(p)
............... USD 15,000 15,300,000
Cembra Money Bank AG, 0.00%
,
07/09/26
(e)(n)(o)
.............. CHF 5,400 5,686,005
Credit Suisse Group AG
(b)(c)(p)
:
(USD Swap Semi 5 Year + 4.60%),
7.50%
(e)
................ USD 800 856,000
(USD Swap Semi 5 Year + 3.46%),
6.25%
(a)
................ 5,800 6,248,850
(USD Swap Semi 5 Year + 3.46%),
6.25%
(e)
................ 5,247 5,653,055
(USD Swap Rate 5 Year + 4.33%),
7.25%
(e)
................ 1,315 1,457,612
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.82%), 6.37%
(a)
.......... 5,894 6,468,665
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.89%), 5.25%
(a)
.......... 1,100 1,150,875
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.29%), 5.10%
(a)
.......... 1,947 1,993,339
(USD Swap Semi 5 Year + 5.11%),
7.13%
(e)
................ 13,000 13,503,750
(USD Swap Semi 5 Year + 4.60%),
7.50% ................. 600 655,500
Credit Suisse Group Guernsey VII
Ltd.
(e)(n)
:
Series A, 3.00%, 11/12/21 ..... CHF 2,600 2,958,635
Series AR, 3.00%, 11/12/21
(a)
... 7,000 7,965,556
Dufry One BV
(e)
:
2.50%, 10/15/24 ............ EUR 4,901 5,612,116
0.75%, 03/30/26
(n)
........... CHF 11,400 12,055,902
2.00%, 02/15/27 ............ EUR 2,285 2,521,635
3.38%, 04/15/28 ............ 7,000 8,047,637
ELM BV for Firmenich International SA,
(EUR Swap Annual 5 Year + 4.39%),
3.75%
(c)(e)(p)
................ 31,412 39,071,748
Holcim Finance Luxembourg SA,
0.50%
,
09/03/30
(e)
........... 7,070 7,966,681
Security
Par (000)
Par (000) Value
Switzerland (continued)
UBS Group AG
(b)(c)(p)
:
(USD Swap Semi 5 Year + 4.34%),
7.00%
(a)
................ USD 16,593 $ 18,102,299
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.86%), 5.13%
(e)
.......... 950 1,029,456
(USD Swap Semi 5 Year + 4.87%),
7.00%
(e)
................ 3,800 4,322,500
168,627,816
Tanzania, United Republic of — 0.0%
(b)
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 5,339 5,459,127
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 13,024 13,657,292
19,116,419
Thailand — 0.2%
(b)(e)
Bangkok Bank PCL
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.73%), 5.00%
(p)
.......... 5,987 6,225,732
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34 .... 14,206 14,443,595
CP Foods Capital Ltd., 0.50%
,
06/18/25
(n)
................ 5,000 5,037,500
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 3,885 3,928,221
Kasikornbank PCL
(c)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(p)
.......... 5,960 6,236,767
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 16,335 16,455,471
Krung Thai Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.53%), 4.40%
(c)(p)
2,980 2,972,550
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 16,925 15,214,559
TMBThanachart Bank PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(c)(p)
................. 3,429 3,461,790
73,976,185
Turkey — 0.0%
(a)(b)
Anadolu Efes Biracilik ve Malt Sanayii
A/S, 3.38%
,
06/29/28 ......... 2,340 2,378,025
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27 ................. 5,841 5,467,996
7,846,021
Ukraine — 0.0%
(b)
Metinvest BV, 8.50%
,
04/23/26
(a)
... 2,000 2,225,000
MHP Lux SA:
6.25%, 09/19/29 ............ 1,824 1,847,621
6.25%, 09/19/29
(a)
........... 3,624 3,670,931
7,743,552
United Arab Emirates — 0.3%
(b)
Abu Dhabi Crude Oil Pipeline LLC,
4.60%
,
11/02/47
(e)
........... 10,000 11,800,000
DAE Funding LLC
(a)
:
1.55%, 08/01/24 ............ 630 624,242
2.63%, 03/20/25 ............ 608 617,614

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
3.38%, 03/20/28 ............ USD 6,806 $ 6,984,657
DP World Salaam, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 5.75%), 6.00%
(c)(p)
..... 3,259 3,572,679
Emaar Sukuk Ltd., 3.64%
,
09/15/26
(e)
2,000 2,090,000
Emirates NBD Bank PJSC
(c)(p)
:
(USD Swap Semi 6 Year + 5.70%),
6.13%
(e)
................ 4,825 5,261,662
(USD Swap Semi 6 Year + 3.66%),
6.13% ................. 18,090 19,079,523
Galaxy Pipeline Assets Bidco Ltd.:
2.16%, 03/31/34
(a)
........... 9,840 9,643,200
2.63%, 03/31/36
(e)
........... 12,625 12,404,062
2.94%, 09/30/40
(a)
........... 11,130 11,095,052
MAF Global Securities Ltd.
(e)
:
(USD Swap Semi 5 Year + 3.48%),
5.50%
(c)(p)
............... 5,000 5,062,550
4.75%, 05/07/24 ............ 4,000 4,330,000
MAF Sukuk Ltd., 4.64%
,
05/14/29
(e)
. 6,264 7,114,730
MDGH - GMTN BV
(a)
:
2.50%, 11/07/24 ............ 11,454 11,957,976
2.88%, 11/07/29 ............ 7,688 8,100,269
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 793 814,808
120,553,024
United Kingdom — 2.4%
Arrow Global Finance plc, 5.13%
,
09/15/24 ................. GBP 11,312 15,241,789
Barclays plc
(c)(p)
:
(USD Swap Semi 5 Year + 6.77%),
7.88%
(b)(e)
............... USD 6,670 6,823,810
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.58%),
7.13% ................. GBP 1,515 2,286,154
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.87%), 6.13%
(b)
.......... USD 6,500 7,194,720
(GBP Swap 5 Year + 6.46%), 7.25% GBP 5,000 7,170,728
BAT International Finance plc
(e)
:
2.25%, 01/16/30 ............ EUR 11,890 14,664,541
4.00%, 11/23/55 ............ GBP 6,300 8,070,420
Bellis Acquisition Co. plc, 3.25%
,
02/16/26
(e)
................ 4,682 6,196,298
BP Capital Markets BV, 1.47%
,
09/21/41
(e)
................ EUR 7,530 8,566,494
BP Capital Markets plc
(e)
:
1.00%, 04/28/23
(n)
........... GBP 5,200 7,307,619
(EUR Swap Annual 5 Year +
3.88%), 3.25%
(c)(p)
......... EUR 10,190 12,596,079
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.17%),
4.25%
(c)(p)
............... GBP 3,760 5,381,323
(EUR Swap Annual 5 Year +
4.12%), 3.63%
(c)(p)
......... EUR 21,540 27,009,305
British Airways Pass-Through Trust
(a)(b)
:
Series 2020-1, Class B, 8.38%,
11/15/28 ............... USD 1,602 1,880,455
Series 2020-1, Class A, 4.25%,
11/15/32 ............... 2,108 2,272,947
British American Tobacco plc
(c)(e)(p)
:
Series 5.25, (EUR Swap Annual 5
Year + 3.37%), 3.00% ...... EUR 40,180 46,135,256
Series NC8, (EUR Swap Annual 5
Year + 3.95%), 3.75% ...... 35,280 40,600,955
Security
Par (000)
Par (000) Value
United Kingdom (continued)
British Telecommunications plc,
(EURIBOR Swap Rate 5 Year +
2.13%), 1.87%
,
08/18/80
(c)(e)
.... EUR 40,540 $ 45,654,035
BUPA Finance plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield
+ 3.17%), 4.00%
(c)(p)
.......... GBP 1,550 2,055,013
Canary Wharf Group Investment
Holdings plc
(e)
:
1.75%, 04/07/26 ............ EUR 1,800 2,123,745
3.38%, 04/23/28 ............ GBP 1,550 2,124,775
Chanel Ceres plc, 0.50%
,
07/31/26
(e)
. EUR 3,518 4,103,071
Channel Link Enterprises Finance
plc
(c)(e)
:
Series A7, (EURIBOR 6 Month +
5.55%), 1.76%, 06/30/50 .... 6,525 7,545,170
Series A8, (EURIBOR 6 Month +
5.90%), 2.71%, 06/30/50 .... 4,400 5,213,048
Series A5, (LIBOR GBP 6 Month +
5.78%), 3.04%, 06/30/50 .... GBP 3,075 4,147,895
Connect Finco SARL, 6.75%
,
10/01/26
(a)(b)
............... USD 3,608 3,774,870
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(e)
........... GBP 6,333 8,465,673
Cornwall Jersey Ltd., 0.75%
,
04/16/26 2,900 3,496,004
CPUK Finance Ltd.:
4.88%, 08/28/25 ............ 2,012 2,731,301
4.50%, 08/28/27
(e)
........... 1,566 2,144,776
Dignity Finance plc
(e)
:
Series A, 3.55%, 12/31/34 ..... 1,793 2,681,444
Series B, 4.70%, 12/31/49 ..... 485 722,859
EC Finance plc:
2.38%, 11/15/22 ............ EUR 6,200 7,207,682
3.00%, 10/15/26
(e)
........... 10,232 11,918,610
eG Global Finance plc:
3.63%, 02/07/24
(e)
........... 7,302 8,389,371
4.38%, 02/07/25
(e)
........... 7,007 8,064,531
6.25%, 10/30/25 ............ 7,695 9,105,143
6.25%, 03/30/26
(e)
........... GBP 13,282 18,433,052
EnQuest plc, 0.00%
,
10/15/23
(a)(b)(c)(e)
. USD 4,822 4,530,953
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(e)
GBP 5,771 8,126,832
Heathrow Finance plc
(f)
:
5.25%, 03/01/24 ............ 1,600 2,252,853
4.38%, 03/01/27
(e)
........... 2,000 2,736,785
4.62%, 09/01/29
(e)
........... 3,481 4,765,532
Heathrow Funding Ltd.
(e)
:
2.63%, 03/16/28 ............ 11,165 15,050,942
1.50%, 02/11/30 ............ EUR 4,705 5,619,053
HSBC Bank plc
(b)(c)(p)
:
Series 3M, (LIBOR USD 6 Month +
0.10%), 0.60% ........... USD 1,940 1,835,434
Series 1M, (LIBOR USD 6 Month +
0.25%), 0.42% ........... 5,120 4,840,448
Series 2M, (LIBOR USD 6 Month +
0.25%), 0.75% ........... 4,600 4,348,104
HSBC Holdings plc
(c)
:
(USD Swap Rate 5 Year + 3.45%),
6.25%
(b)(p)
............... 5,000 5,212,500
(EUR Swap Annual 5 Year +
5.34%), 6.00%
(e)(p)
......... EUR 5,000 6,243,553
(SONIO/N + 1.31%), 1.75%,
07/24/27 ............... GBP 12,060 16,211,782
(EUR Swap Annual 5 Year +
4.38%), 5.25%
(p)
.......... EUR 5,000 5,972,742
Hurricane Finance plc, 8.00%
,
10/15/25
(e)
................ GBP 1,729 2,504,029

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Iceland Bondco plc
(e)
:
4.63%, 03/15/25 ............ GBP 5,000 $ 6,265,410
4.38%, 05/15/28 ............ 3,538 4,230,802
Imperial Brands Finance Netherlands
BV, 1.75%
,
03/18/33
(e)
........ EUR 9,210 10,620,542
Informa plc
(e)
:
2.13%, 10/06/25 ............ 18,950 23,237,353
1.25%, 04/22/28 ............ 4,835 5,703,920
InterContinental Hotels Group plc,
3.38%
,
10/08/28
(e)
........... GBP 1,256 1,797,973
International Consolidated Airlines
Group SA:
0.63%, 11/17/22
(e)(n)
.......... EUR 3,600 4,093,159
2.75%, 03/25/25
(e)
........... 4,500 5,258,206
1.50%, 07/04/27
(e)
........... 700 746,504
1.13%, 05/18/28 ............ 24,400 27,837,240
3.75%, 03/25/29
(e)
........... 3,800 4,454,604
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(e)(h)(m)
(n)
...................... GBP 6,500 1,970,573
Jaguar Land Rover Automotive plc:
7.75%, 10/15/25
(a)(b)
.......... USD 480 518,136
6.88%, 11/15/26
(e)
........... EUR 1,400 1,804,630
4.50%, 10/01/27
(a)(b)
.......... USD 8,971 8,701,870
5.88%, 01/15/28
(a)(b)
.......... 6,400 6,424,320
4.50%, 07/15/28
(e)
........... EUR 3,400 3,882,291
Jerrold Finco plc, 5.25%
,
01/15/27
(e)
. GBP 5,042 7,051,068
Ladbrokes Group Finance plc
(e)
:
5.13%, 09/16/22 ............ 752 1,053,775
5.13%, 09/08/23 ............ 1,857 2,658,504
Lloyds Banking Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 1.60%), 1.99%
,
12/15/31
(c)
................ 13,875 18,668,408
Marks & Spencer plc, 4.50%
,
07/10/27
(e)
(f)
....................... 1,814 2,607,040
Matalan Finance plc, 6.75%
,
01/31/23 637 803,768
Mclaren Finance plc, 7.50%
,
08/01/26
(a)
(b)
...................... USD 950 961,637
Metrocentre Finance plc, 4.13%
,
(4.13% Cash or 8.75% PIK),
12/06/23
(r)
................. GBP 925 654,724
Mitchells & Butlers Finance plc, Series
D1, (LIBOR GBP 3 Month + 2.13%),
2.19%
,
06/15/36
(c)(e)
.......... 2,225 2,446,524
National Express Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.14%), 4.25%
(c)
(p)
...................... 2,675 3,730,734
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)(b)
............... USD 26,993 27,769,049
NGG Finance plc
(c)(e)
:
(GBP Swap 12 Year + 3.48%),
5.63%, 06/18/73 .......... GBP 5,200 7,757,477
(EUR Swap Annual 5 Year +
2.14%), 1.63%, 12/05/79 .... EUR 22,500 26,356,082
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25 ................. GBP 14,998 20,458,080
Premier Foods Finance plc:
3.50%, 10/15/26 ............ 3,619 4,906,756
Rolls-Royce plc:
4.63%, 02/16/26
(e)
........... EUR 2,347 3,010,956
5.75%, 10/15/27
(e)
........... GBP 956 1,430,090
5.75%, 10/15/27
(a)(b)
.......... USD 550 607,750
1.63%, 05/09/28
(e)
........... EUR 1,900 2,118,333
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Santander UK Group Holdings plc,
(GBP Swap 5 Year + 5.54%),
7.38%
(c)(e)(p)
................ GBP 600 $ 836,257
Standard Chartered plc:
(EUR Swap Annual 5 Year +
1.55%), 1.20%, 09/23/31
(c)(e)
.. EUR 35,125 40,795,434
Stonegate Pub Co. Financing plc
(e)
:
8.00%, 07/13/25 ............ GBP 11,135 15,543,418
8.25%, 07/31/25 ............ 9,555 13,531,002
Synthomer plc, 3.88%
,
07/01/25 .... EUR 3,090 3,703,861
Tesco Corporate Treasury Services plc,
0.38%
,
07/27/29
(e)
........... 5,595 6,335,436
Tesco Property Finance 1 plc, 7.62%
,
07/13/39
(e)
................ GBP 3,033 5,935,952
Tesco Property Finance 3 plc, 5.74%
,
04/13/40
(e)
................ 6,721 11,834,220
Tesco Property Finance 4 plc, 5.80%
,
10/13/40 ................. 3,189 5,615,897
Thames Water Kemble Finance plc,
4.63%
,
05/19/26 ............ 7,618 10,693,945
Unique Pub Finance Co. plc (The):
Series M, 7.40%, 03/28/24
(f)
.... 12,465 17,752,617
Series A4, 5.66%, 06/30/27 .... 6,744 10,228,290
Series N, 6.46%, 03/30/32
(f)
.... 7,905 12,778,891
Very Group Funding plc (The), 6.50%
,
08/01/26 ................. 11,182 15,271,684
Virgin Media Finance plc:
3.75%, 07/15/30
(e)
........... EUR 5,814 6,818,830
5.00%, 07/15/30
(a)(b)
.......... USD 621 636,820
Virgin Media Secured Finance plc:
5.25%, 05/15/29 ............ GBP 400 569,277
5.50%, 05/15/29
(a)(b)
.......... USD 9,153 9,647,262
4.25%, 01/15/30 ............ GBP 2,725 3,708,382
4.50%, 08/15/30
(a)(b)
.......... USD 310 315,037
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28 ........ GBP 3,791 5,201,419
Vmed O2 UK Financing I plc:
4.00%, 01/31/29 ............ 22,966 31,176,472
3.25%, 01/31/31
(e)
........... EUR 8,711 10,350,113
4.25%, 01/31/31
(a)(b)
.......... USD 379 378,052
4.50%, 07/15/31
(e)
........... GBP 6,358 8,738,105
Vodafone Group plc:
4.25%, 09/17/50
(b)
........... USD 2,574 2,966,296
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78
(c)(e)
.. EUR 3,238 4,238,333
(USD Swap Semi 5 Year + 3.05%),
6.25%, 10/03/78
(b)(c)(e)
....... USD 8,200 9,004,748
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79
(c)(e)
.. EUR 30,200 36,322,337
(USD Swap Semi 5 Year + 4.87%),
7.00%, 04/04/79
(b)(c)
........ USD 555 678,906
(EUR Swap Annual 5 Year +
3.00%), 2.63%, 08/27/80
(c)(e)
.. EUR 27,625 33,092,519
Series NC10, (EUR Swap Annual 5
Year + 3.23%), 3.00%, 08/27/80
(c)
4,500 5,364,959
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.77%), 4.12%, 06/04/81
(b)(c)
.. USD 6,186 6,263,573
1,068,679,135
United States — 8.2%
AbbVie, Inc., 4.25%
,
11/21/49 ..... 1,349 1,597,827
ADT Security Corp. (The), 4.88%
,
07/15/32
(a)
................ 268 270,345

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Advanced Micro Devices, Inc., 7.50%
,
08/15/22 ................. USD 37,185 $ 39,348,962
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 3,515 3,696,813
Air Lease Corp.:
2.88%, 01/15/26 ............ 9,925 10,370,589
1.88%, 08/17/26 ............ 8,998 8,966,581
Albertsons Cos., Inc.
(a)
:
7.50%, 03/15/26 ............ 261 281,880
4.63%, 01/15/27 ............ 588 616,832
5.88%, 02/15/28 ............ 1,683 1,792,395
3.50%, 03/15/29 ............ 8,312 8,295,168
4.88%, 02/15/30 ............ 435 468,713
Alcoa Nederland Holding BV, 6.13%
,
05/15/28
(a)
................ 276 299,115
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
8,741 9,352,870
Allied Universal Holdco LLC:
3.63%, 06/01/28
(e)
........... EUR 4,260 4,842,196
4.88%, 06/01/28 ............ GBP 2,016 2,672,761
Altria Group, Inc., 3.13%
,
06/15/31 .. EUR 19,350 25,636,678
Amazon.com, Inc.:
2.50%, 06/03/50 ............ USD 15,829 14,824,685
3.10%, 05/12/51 ............ 24,947 26,080,856
Ambac Assurance Corp., 5.10%
(a)(p)
.. 1,407 1,991,493
AMC Networks, Inc., 4.75%
,
08/01/25 349 357,725
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(d)
.... 1,734 1,736,325
American Airlines Pass-Through Trust
(d)
:
Series 2017-2, Class A, 4.13%,
06/15/22 ............... 36,175 35,950,715
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 2,298 2,300,819
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 4,788 4,770,284
Series 2017-2, Class A, 3.50%,
12/15/27 ............... 37,509 37,463,790
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(d)
........... 2,068 2,044,797
American Builders & Contractors
Supply Co., Inc., 4.00%
,
01/15/28
(a)
757 773,086
American Express Co., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.85%), 3.55%
(c)(p)
6,225 6,342,341
American Tower Corp.:
0.95%, 10/05/30 ............ EUR 10,240 11,807,202
2.70%, 04/15/31 ............ USD 10,000 10,225,352
2.30%, 09/15/31 ............ 7,171 7,071,171
3.10%, 06/15/50 ............ 4,164 4,076,004
2.95%, 01/15/51 ............ 15,406 14,529,469
American University (The), Series 2019,
3.67%
,
04/01/49 ............ 9,911 11,164,445
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 3,243 3,364,612
Amphenol Corp., 2.20%
,
09/15/31 .. 3,005 2,980,024
Analog Devices, Inc., 2.95%
,
10/01/51 6,182 6,179,859
Anthem, Inc., 3.13%
,
05/15/50 ..... 2,376 2,403,115
Apple, Inc.:
2.65%, 05/11/50 ............ 1,659 1,594,974
2.65%, 02/08/51 ............ 3,067 2,933,929
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 1,456 1,496,040
Archer-Daniels-Midland Co., 2.70%
,
09/15/51 ................. 15,000 14,668,285
Security
Par (000)
Par (000) Value
United States (continued)
Ardagh Metal Packaging Finance USA
LLC:
2.00%, 09/01/28
(e)
........... EUR 2,315 $ 2,701,692
3.00%, 09/01/29
(e)
........... 2,227 2,583,143
4.00%, 09/01/29
(a)
........... USD 675 682,594
Ardagh Packaging Finance plc:
2.13%, 08/15/26
(e)
........... EUR 1,900 2,200,865
4.13%, 08/15/26
(a)
........... USD 491 509,658
4.75%, 07/15/27 ............ GBP 5,780 7,963,202
5.25%, 08/15/27
(a)
........... USD 436 443,850
Ares Capital Corp., 2.15%
,
07/15/26 . 8,577 8,599,813
Arthur J Gallagher & Co., 3.50%
,
05/20/51 ................. 6,828 7,310,653
Ashland Services BV, 2.00%
,
01/30/28
(e)
................ EUR 3,000 3,587,600
Ashton Woods USA LLC
(a)
:
9.88%, 04/01/27 ............ USD 18,106 20,278,720
6.63%, 01/15/28 ............ 12,838 13,640,375
4.63%, 08/01/29 ............ 2,230 2,251,698
AT&T, Inc.:
2.75%, 06/01/31 ............ 18,420 18,913,650
3.30%, 02/01/52 ............ 22,994 22,264,141
Avantor Funding, Inc., 2.63%
,
11/01/25
(e)
................ EUR 4,800 5,682,513
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... USD 12,774 13,431,478
Aviation Capital Group LLC, 1.95%
,
09/20/26
(a)
................ 8,355 8,266,406
Axalta Coating Systems Dutch Holding
B BV, 3.75%
,
01/15/25
(e)
....... EUR 2,016 2,371,392
B&G Foods, Inc., 5.25%
,
09/15/27 .. USD 58 60,493
Ball Corp., 2.88%
,
08/15/30 ....... 165 160,153
Banff Merger Sub, Inc., 8.38%
,
09/01/26
(e)
................ EUR 1,708 2,053,446
Bank of America Corp.
(c)
:
Series N, (SOFR + 1.22%), 2.65%,
03/11/32 ............... USD 22,045 22,448,845
(SOFR + 1.32%), 2.69%, 04/22/32 30,042 30,590,867
(LIBOR USD 3 Month + 3.15%),
4.08%, 03/20/51 .......... 2,893 3,423,365
Series N, (SOFR + 1.65%), 3.48%,
03/13/52 ............... 6,026 6,505,531
Bausch Health Americas, Inc.
(a)
:
9.25%, 04/01/26 ............ 1,304 1,392,639
8.50%, 01/31/27 ............ 938 999,158
Bausch Health Cos., Inc.
(a)
:
6.13%, 04/15/25 ............ 1,272 1,298,267
9.00%, 12/15/25 ............ 1,315 1,387,950
5.75%, 08/15/27 ............ 282 295,395
7.00%, 01/15/28 ............ 1,032 1,057,490
4.88%, 06/01/28 ............ 5,138 5,324,253
7.25%, 05/30/29 ............ 818 838,327
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 11,497 12,661,071
Becton Dickinson Euro Finance SARL:
1.21%, 06/04/26 ............ EUR 7,590 9,168,643
1.34%, 08/13/41 ............ 5,810 6,456,331
Belden, Inc.:
4.13%, 10/15/26 ............ 8,249 9,752,927
3.88%, 03/15/28
(e)
........... 1,501 1,806,840
3.38%, 07/15/31
(e)
........... 1,550 1,862,714
Berry Global, Inc.
(a)
:
4.50%, 02/15/26 ............ USD 161 163,995
4.88%, 07/15/26 ............ 845 887,292
5.63%, 07/15/27 ............ 274 289,538

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ USD 1,592 $ 1,721,350
BorgWarner, Inc., 1.00%
,
05/19/31 .. EUR 7,900 9,116,100
Boston Properties LP, 2.55%
,
04/01/32 USD 7,466 7,455,374
Boxer Parent Co., Inc.:
6.50%, 10/02/25
(e)
........... EUR 12,548 15,260,329
7.13%, 10/02/25
(a)
........... USD 4,784 5,106,203
Boyd Gaming Corp.:
8.63%, 06/01/25
(a)
........... 2,751 2,981,396
4.75%, 12/01/27 ............ 14,020 14,450,274
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
4,633 4,820,729
Broadcom, Inc.
(a)
:
1.95%, 02/15/28 ............ 2,509 2,477,379
3.50%, 02/15/41 ............ 11,347 11,211,803
3.75%, 02/15/51 ............ 11,134 11,110,612
Brookfield Property REIT, Inc., 5.75%
,
05/15/26
(a)
................ 367 381,221
Buckeye Partners LP:
4.15%, 07/01/23 ............ 3,971 4,090,130
4.35%, 10/15/24 ............ 4,975 5,223,750
4.13%, 03/01/25
(a)
........... 4,616 4,783,376
3.95%, 12/01/26 ............ 261 266,220
Builders FirstSource, Inc., 6.75%
,
06/01/27
(a)
................ 79 83,740
Caesars Entertainment, Inc.
(a)
:
6.25%, 07/01/25 ............ 31,740 33,414,523
8.13%, 07/01/27 ............ 10,979 12,342,866
Caesars Resort Collection LLC
(a)
:
5.75%, 07/01/25 ............ 5,188 5,469,319
5.25%, 10/15/25 ............ 920 932,512
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 2,943 3,105,763
Calpine Corp.
(a)
:
5.25%, 06/01/26 ............ 823 846,645
4.50%, 02/15/28 ............ 33,266 33,931,320
5.13%, 03/15/28 ............ 4,773 4,833,780
Capital One Financial Corp.:
Series M, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 3.16%), 3.95%
(c)(p)
.... 6,097 6,279,910
1.65%, 06/12/29 ............ EUR 11,100 13,597,002
Carlson Travel, Inc., 6.75%
,
12/15/25
(a)
USD 8,210 7,306,900
Carnival Corp.:
11.50%, 04/01/23
(a)
.......... 1,825 2,037,156
10.13%, 02/01/26 ........... EUR 18,848 25,063,890
7.63%, 03/01/26
(e)
........... 2,183 2,725,915
Carrier Global Corp., 3.58%
,
04/05/50 USD 1,533 1,628,727
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 1,500 1,411,875
Catalent Pharma Solutions, Inc.:
2.38%, 03/01/28
(e)
........... EUR 8,747 10,247,917
CCO Holdings LLC
(a)
:
5.50%, 05/01/26 ............ USD 273 281,539
5.13%, 05/01/27 ............ 1,186 1,234,994
5.00%, 02/01/28 ............ 1,861 1,942,698
5.38%, 06/01/29 ............ 542 585,360
4.75%, 03/01/30 ............ 1,004 1,049,657
4.50%, 08/15/30 ............ 596 614,905
Cedar Fair LP:
5.50%, 05/01/25
(a)
........... 7,131 7,407,326
5.38%, 04/15/27 ............ 218 223,995
5.25%, 07/15/29 ............ 218 223,450
Centene Corp.:
4.25%, 12/15/27 ............ 8,076 8,452,745
2.45%, 07/15/28 ............ 13,570 13,637,850
Security
Par (000)
Par (000) Value
United States (continued)
4.63%, 12/15/29 ............ USD 3,880 $ 4,228,424
2.63%, 08/01/31 ............ 9,317 9,254,017
Centennial Resource Production LLC
(a)
:
5.38%, 01/15/26 ............ 31,170 30,587,121
6.88%, 04/01/27 ............ 4,962 5,054,963
Century Communities, Inc., 6.75%
,
06/01/27 ................. 13,410 14,315,041
Change Healthcare Holdings LLC,
5.75%
,
03/01/25
(a)
........... 3,800 3,828,500
Charles River Laboratories
International, Inc., 4.25%
,
05/01/28
(a)
1,122 1,164,468
Charter Communications Operating
LLC:
2.25%, 01/15/29 ............ 6,066 6,061,226
2.80%, 04/01/31 ............ 13,081 13,110,548
3.50%, 06/01/41 ............ 2,934 2,881,028
3.50%, 03/01/42 ............ 15,000 14,676,330
3.70%, 04/01/51 ............ 2,444 2,379,536
3.90%, 06/01/52 ............ 25,618 25,517,424
3.95%, 06/30/62 ............ 12,000 11,576,283
Chemours Co. (The), 4.00%
,
05/15/26 EUR 801 945,063
Cheniere Energy Partners LP:
5.63%, 10/01/26 ............ USD 2,038 2,094,045
4.50%, 10/01/29 ............ 3,518 3,740,092
3.25%, 01/31/32
(a)
........... 504 505,663
Cheniere Energy, Inc., 4.63%
,
10/15/28 4,696 4,948,410
Chesapeake Energy Corp.:
5.38%, 06/15/21
(d)(h)(m)
........ 4,795 —
5.50%, 02/01/26
(a)
........... 4,468 4,669,060
5.88%, 02/01/29
(a)
........... 579 618,633
CHRISTUS Health, Series C, 4.34%
,
07/01/28 ................. 2,504 2,858,183
Churchill Downs, Inc.
(a)
:
5.50%, 04/01/27 ............ 261 270,787
4.75%, 01/15/28 ............ 271 283,534
Cigna Corp., 3.40%
,
03/15/51 ..... 1,552 1,595,344
Cincinnati Bell, Inc., 7.00%
,
07/15/24
(a)
1,150 1,170,389
Citgo Holding, Inc., 9.25%
,
08/01/24
(a)
13,384 13,484,380
Citigroup, Inc.
(c)
:
(SOFR + 3.91%), 4.41%, 03/31/31 17,344 20,026,378
(SOFR + 1.17%), 2.56%, 05/01/32 15,194 15,343,436
(SOFR + 4.55%), 5.32%, 03/26/41 3,088 4,099,807
Clarios Global LP:
6.75%, 05/15/25
(a)
........... 49 51,695
4.38%, 05/15/26
(e)
........... EUR 6,795 8,136,744
6.25%, 05/15/26
(a)
........... USD 424 445,476
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
641 665,037
Clear Channel Worldwide Holdings,
Inc., 5.13%
,
08/15/27
(a)
........ 747 773,003
CMS Energy Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.90%), 3.75%
,
12/01/50
(c)
5,204 5,256,040
CNX Resources Corp., 7.25%
,
03/14/27
(a)
................ 258 274,693
Coca-Cola Co. (The), 3.00%
,
03/05/51 1,149 1,189,798
Colfax Corp., 3.25%
,
05/15/25
(e)
.... EUR 1,649 1,923,490
Commercial Metals Co., 5.38%
,
07/15/27 ................. USD 22,403 23,509,820
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 10,665 10,798,312
CommScope, Inc.
(a)
:
6.00%, 03/01/26 ............ 15,580 16,177,181
8.25%, 03/01/27 ............ 10,340 10,823,137

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Consensus Cloud Solutions, Inc.,
6.50%
,
10/15/28
(a)
........... USD 1,250 $ 1,297,187
Conservation Fund A Nonprofit Corp.
(The), Series 2019, 3.47%
,
12/15/29 1,530 1,614,964
Constellium SE, 5.88%
,
02/15/26
(a)
.. 253 256,795
Continental Resources, Inc., 4.38%
,
01/15/28 ................. 359 397,144
Cottage Health Obligated Group, Series
2020, 3.30%
,
11/01/49 ........ 1,024 1,088,751
Coty, Inc.:
4.00%, 04/15/23 ............ EUR 1,759 2,048,985
3.88%, 04/15/26
(e)
........... 6,259 7,415,125
4.75%, 04/15/26
(e)
........... 1,800 2,104,487
6.50%, 04/15/26
(a)
........... USD 6,020 6,168,393
Crown Americas LLC, 4.75%
,
02/01/26 317 326,700
Crown Castle International Corp.:
2.50%, 07/15/31 ............ 14,190 14,178,497
3.25%, 01/15/51 ............ 1,628 1,606,774
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 2,030 2,077,603
CSC Holdings LLC:
5.25%, 06/01/24 ............ 133 142,467
5.50%, 04/15/27
(a)
........... 599 623,619
5.38%, 02/01/28
(a)
........... 1,008 1,053,360
6.50%, 02/01/29
(a)
........... 777 841,452
5.75%, 01/15/30
(a)
........... 3,111 3,163,031
CVS Health Corp.:
2.70%, 08/21/40 ............ 2,328 2,221,472
5.13%, 07/20/45 ............ 3,450 4,446,113
5.05%, 03/25/48 ............ 13,235 17,036,121
Dana Financing Luxembourg SARL:
3.00%, 07/15/29
(e)
........... EUR 2,301 2,718,671
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ USD 588 611,799
DaVita, Inc., 4.63%
,
06/01/30
(a)
.... 11,502 11,831,081
DCP Midstream Operating LP:
5.38%, 07/15/25 ............ 846 934,830
5.13%, 05/15/29 ............ 488 549,126
Dell International LLC, 8.35%
,
07/15/46 8,066 13,081,894
Delta Air Lines, Inc., 4.50%
,
10/20/25
(a)
6,447 6,898,290
Devon Energy Corp.
(a)
:
5.25%, 10/15/27 ............ 34 36,139
4.50%, 01/15/30 ............ 257 280,101
Diamond Sports Group LLC, 5.38%
,
08/15/26
(a)
................ 3,552 2,344,320
DIRECTV Holdings LLC, 5.88%
,
08/15/27
(a)
................ 1,250 1,304,687
DISH DBS Corp., 7.75%
,
07/01/26
(q)
. 1,068 1,206,012
DraftKings, Inc., 0.00%
,
03/15/28
(a)(n)(o)
7,010 6,172,305
Duke Energy Carolinas LLC, 3.45%
,
04/15/51 ................. 5,000 5,403,378
Duke Energy Corp., 4.20%
,
06/15/49 1,386 1,577,814
Dun & Bradstreet Corp. (The), 10.25%
,
02/15/27
(a)
................ 17,369 18,671,675
eBay, Inc., 2.60%
,
05/10/31 ....... 12,516 12,763,330
Elanco Animal Health, Inc., 5.27%
,
08/28/23 ................. 14,300 15,239,939
Eli Lilly & Co., 1.38%
,
09/14/61 .... EUR 15,520 16,809,084
Encompass Health Corp., 4.50%
,
02/01/28 ................. USD 171 176,557
Encore Capital Group, Inc.:
4.88%, 10/15/25
(e)
........... EUR 7,369 8,943,264
5.38%, 02/15/26 ............ GBP 2,375 3,355,695
Endeavor Energy Resources LP
(a)
:
6.63%, 07/15/25 ............ USD 497 523,714
Security
Par (000)
Par (000) Value
United States (continued)
5.50%, 01/30/26 ............ USD 1,149 $ 1,197,718
5.75%, 01/30/28 ............ 2,187 2,301,817
Energizer Gamma Acquisition BV,
3.50%
,
06/30/29
(e)
........... EUR 3,513 4,037,787
Energizer Holdings, Inc., 4.38%
,
03/31/29
(a)
................ USD 121 120,086
Equinix, Inc.:
2.50%, 05/15/31 ............ 7,607 7,658,766
2.95%, 09/15/51 ............ 3,219 3,022,384
ESC Investments & Realty Corp., Inc.,
6.63%
,
08/15/20
(d)(h)(m)
......... 1,665 —
ESCI/FL, 6.13%
,
02/15/21
(d)(h)(m)
.... 27,853 3
Expedia Group, Inc., 2.95%
,
03/15/31 1,990 2,011,014
Exxon Mobil Corp.:
1.41%, 06/26/39 ............ EUR 17,500 19,604,773
Fiserv, Inc., 4.40%
,
07/01/49 ...... USD 1,314 1,573,310
Five Point Operating Co. LP, 7.88%
,
11/15/25
(a)
................ 21,761 22,740,245
Ford Foundation (The), Series 2020,
2.42%
,
06/01/50 ............ 450 428,315
Ford Motor Co.:
9.00%, 04/22/25 ............ 1,483 1,783,352
9.63%, 04/22/30 ............ 424 600,161
Ford Motor Credit Co. LLC:
5.58%, 03/18/24 ............ 5,700 6,126,588
4.13%, 08/17/27 ............ 1,765 1,871,782
5.11%, 05/03/29 ............ 2,096 2,342,280
Forestar Group, Inc.
(a)
:
3.85%, 05/15/26 ............ 2,712 2,708,610
5.00%, 03/01/28 ............ 18,586 19,190,045
Frontier Communications Corp.
(a)
:
5.88%, 10/15/27 ............ 7,260 7,713,750
5.00%, 05/01/28 ............ 8,627 9,058,350
6.75%, 05/01/29 ............ 12,021 12,667,129
Frontier Communications Holdings LLC,
5.88%
,
11/01/29 ............ 910 920,930
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 14,750 15,767,603
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 4,850 5,201,625
FS KKR Capital Corp., 3.40%
,
01/15/26 10,000 10,448,812
GE Capital Funding LLC, 4.40%
,
05/15/30 ................. 14,992 17,371,525
GE Capital International Funding Co.
Unlimited Co., 4.42%
,
11/15/35 .. 15,000 18,000,784
General Motors Co.:
6.75%, 04/01/46 ............ 5,000 7,129,959
5.95%, 04/01/49 ............ 20,152 26,558,708
General Motors Financial Co., Inc.:
0.60%, 05/20/27
(e)
........... EUR 6,660 7,688,367
2.70%, 08/20/27 ............ USD 15,000 15,583,963
George Washington University (The),
Series 2018, 4.13%
,
09/15/48 ... 5,324 6,514,549
Gilead Sciences, Inc., 2.80%
,
10/01/50 16,563 15,613,852
Global Payments, Inc., 4.15%
,
08/15/49 1,385 1,554,849
GLP Capital LP, 4.00%
,
01/15/31 ... 3,678 3,967,091
Golden Entertainment, Inc., 7.63%
,
04/15/26
(a)
................ 3,070 3,238,850
Golden Nugget, Inc., 6.75%
,
10/15/24
(a)
7,140 7,149,282
Goldman Sachs Group, Inc. (The):
0.25%, 01/26/28
(e)
........... EUR 7,755 8,837,390
(SOFR + 1.09%), 1.99%, 01/27/32
(c)
USD 7,520 7,251,762
0.75%, 03/23/32
(e)
........... EUR 17,175 19,515,031
(SOFR + 1.25%), 2.38%, 07/21/32
(c)
USD 6,963 6,894,200

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
(SOFR + 1.51%), 3.21%, 04/22/42
(c)
USD 39,310 $ 40,636,319
Goodyear Europe BV, 2.75%
,
08/15/28
(e)
................ EUR 1,659 1,937,472
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ............ USD 6,750 7,408,125
5.00%, 05/31/26 ............ 6,502 6,672,677
Gray Television, Inc.
(a)
:
5.88%, 07/15/26 ............ 4,870 5,027,058
7.00%, 05/15/27 ............ 203 217,717
Great Western Petroleum LLC, 12.00%
,
09/01/25
(a)
................ 4,686 4,757,626
GXO Logistics, Inc.
(a)
:
1.65%, 07/15/26 ............ 1,760 1,746,536
2.65%, 07/15/31 ............ 9,270 9,210,718
Hanesbrands Finance Luxembourg
SCA, 3.50%
,
06/15/24
(e)
....... EUR 685 844,252
Hanesbrands, Inc.
(a)
:
5.38%, 05/15/25 ............ USD 5,085 5,323,385
4.88%, 05/15/26 ............ 392 424,536
Harsco Corp., 5.75%
,
07/31/27
(a)
... 183 189,634
HCA, Inc.:
5.38%, 02/01/25 ............ 7,890 8,817,075
5.88%, 02/01/29 ............ 1,773 2,130,592
3.50%, 09/01/30 ............ 7,446 7,888,218
5.25%, 06/15/49 ............ 1,252 1,597,989
3.50%, 07/15/51 ............ 25,345 25,124,071
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
127 133,252
Hilton Domestic Operating Co., Inc.,
4.88%
,
01/15/30 ............ 1,121 1,202,564
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 521 538,594
Homes by West Bay LLC, 9.50%
,
04/30/27
(d)
................ 28,500 27,967,050
Horizon Therapeutics USA, Inc., 5.50%
,
08/01/27
(a)
................ 706 748,360
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 7,356 7,751,385
Howmet Aerospace, Inc.:
5.13%, 10/01/24 ............ 541 596,615
5.90%, 02/01/27 ............ 18,766 22,050,050
HP, Inc., 6.00%
,
09/15/41 ........ 1,194 1,541,502
Humana, Inc., 2.15%
,
02/03/32 .... 3,116 3,043,935
iHeartCommunications, Inc.:
6.38%, 05/01/26 ............ 809 854,032
8.38%, 05/01/27 ............ 5,215 5,573,531
5.25%, 08/15/27
(a)
........... 327 339,773
4.75%, 01/15/28
(a)
........... 499 514,219
Intel Corp.:
3.25%, 11/15/49 ............ 10,705 11,095,418
3.05%, 08/12/51 ............ 5,645 5,607,797
3.20%, 08/12/61 ............ 4,868 4,893,976
International Business Machines Corp.:
4.25%, 05/15/49 ............ 2,437 2,954,973
2.95%, 05/15/50 ............ 3,577 3,523,909
International Flavors & Fragrances,
Inc., 3.47%
,
12/01/50
(a)
........ 1,550 1,626,688
International Game Technology plc:
6.50%, 02/15/25
(a)
........... 1,368 1,526,620
3.50%, 06/15/26
(e)
........... EUR 7,200 8,554,461
6.25%, 01/15/27
(a)
........... USD 944 1,066,720
2.38%, 04/15/28
(e)
........... EUR 1,700 1,942,118
Interpublic Group of Cos., Inc. (The),
3.38%
,
03/01/41 ............ USD 9,132 9,582,523
Security
Par (000)
Par (000) Value
United States (continued)
IQVIA, Inc.
(a)
:
5.00%, 10/15/26 ............ USD 6,500 $ 6,661,655
5.00%, 05/15/27 ............ 479 497,528
IRB Holding Corp., 7.00%
,
06/15/25
(a)
199 211,283
Iron Mountain UK plc, 3.88%
,
11/15/25 GBP 2,219 3,023,517
Iron Mountain, Inc.
(a)
:
4.88%, 09/15/27 ............ USD 4,191 4,351,012
5.25%, 03/15/28 ............ 174 181,830
5.00%, 07/15/28 ............ 12,250 12,768,175
5.25%, 07/15/30 ............ 965 1,024,087
Israel Amplify Program Corp., 0.00%
(d)
176 45,828
Jaguar Holding Co. II, 5.00%
,
06/15/28
(a)
................ 75 80,726
JBS Investments II GmbH, 7.00%
,
01/15/26
(a)
................ 1,159 1,211,677
JBS USA LUX SA
(a)
:
6.75%, 02/15/28 ............ 781 844,847
6.50%, 04/15/29 ............ 1,126 1,258,305
5.50%, 01/15/30 ............ 703 781,890
JPMorgan Chase & Co.
(c)
:
(SOFR + 1.07%), 1.95%, 02/04/32 7,745 7,471,767
(SOFR + 2.44%), 3.11%, 04/22/51 4,088 4,152,509
Kaiser Aluminum Corp., 4.63%
,
03/01/28
(a)
................ 180 185,850
Kaiser Foundation Hospitals, Series
2021, 2.81%
,
06/01/41 ........ 15,077 15,254,299
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 875 884,844
Keurig Dr Pepper, Inc., 3.80%
,
05/01/50 1,430 1,602,317
KFC Holding Co., 4.75%
,
06/01/27
(a)
. 96 100,225
Kinder Morgan, Inc., 3.60%
,
02/15/51 7,051 7,126,069
Kraton Polymers LLC, 5.25%
,
05/15/26 EUR 2,387 2,841,018
Kroger Co. (The):
5.40%, 07/15/40 ............ USD 2,175 2,836,413
5.15%, 08/01/43 ............ 2,279 2,974,126
3.95%, 01/15/50 ............ 3,494 3,965,275
Kronos International, Inc., 3.75%
,
09/15/25
(e)
................ EUR 700 823,008
Lamar Media Corp.:
3.75%, 02/15/28 ............ USD 261 268,459
4.00%, 02/15/30 ............ 86 88,537
Lamb Weston Holdings, Inc., 4.88%
,
05/15/28
(a)
................ 54 59,360
Lennar Corp., 4.13%
,
01/15/22 .... 3,018 3,018,000
Level 3 Financing, Inc.:
5.25%, 03/15/26 ............ 515 531,480
4.63%, 09/15/27
(a)
........... 435 447,528
3.63%, 01/15/29
(a)
........... 274 265,438
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.63%
,
05/23/59
(c)(e)
............... EUR 5,226 6,322,920
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(n)
............... USD 4,313 3,704,308
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 1,874 1,937,285
Litigation Systems, Inc., 4.00%
,
10/30/27
(d)
................ 16,312 16,088,526
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 15,019 15,281,833
Lowe's Cos., Inc.:
2.80%, 09/15/41 ............ 7,127 6,932,883
5.13%, 04/15/50 ............ 119 160,900
3.00%, 10/15/50 ............ 26,079 25,430,387
Lumen Technologies, Inc.:
5.63%, 04/01/25 ............ 273 296,887

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
5.13%, 12/15/26
(a)
........... USD 10,084 $ 10,462,150
4.00%, 02/15/27
(a)
........... 866 884,879
5.38%, 06/15/29
(a)
........... 9,200 9,387,312
LYB International Finance III LLC,
3.63%
,
04/01/51 ............ 5,014 5,270,929
M/I Homes, Inc., 4.95%
,
02/01/28 ... 10,833 11,334,026
Marriott International, Inc.:
Series FF, 4.63%, 06/15/30 .... 2,643 3,019,531
Series II, 2.75%, 10/15/33 ..... 11,122 10,874,771
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... 6,483 6,847,669
Martin Marietta Materials, Inc., 2.40%
,
07/15/31 ................. 3,766 3,785,443
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 641 674,973
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 9,936,125
MasTec, Inc., 4.50%
,
08/15/28
(a)
.... 63 65,756
Matador Resources Co., 5.88%
,
09/15/26 ................. 457 472,401
Mauser Packaging Solutions Holding
Co., 5.50%
,
04/15/24
(a)
........ 5,504 5,552,160
McDonald's Corp., 3.63%
,
09/01/49 . 1,463 1,595,226
McLaren Health Care Corp., Series A,
4.39%
,
05/15/48 ............ 3,666 4,594,259
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ 6,773 7,365,638
4.63%, 06/15/25
(a)
........... 257 276,917
4.50%, 09/01/26 ............ 705 766,688
5.75%, 02/01/27 ............ 5,038 5,793,700
MGM Resorts International:
6.75%, 05/01/25 ............ 239 251,846
5.75%, 06/15/25 ............ 656 715,040
4.63%, 09/01/26 ............ 650 681,688
5.50%, 04/15/27 ............ 1,082 1,173,970
Microchip Technology, Inc., 4.25%
,
09/01/25 ................. 38,323 40,075,543
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 6,911 7,040,581
Mondelez International Holdings
Netherlands BV, 1.25%
,
09/09/41
(e)
EUR 4,230 4,643,638
Mondelez International, Inc., 2.63%
,
09/04/50 ................. USD 1,747 1,620,912
Morgan Stanley
(c)
:
(SOFR + 1.36%), 2.48%, 09/16/36 15,095 14,773,878
(SOFR + 1.43%), 2.80%, 01/25/52 3,520 3,383,381
Motorola Solutions, Inc.:
2.75%, 05/24/31 ............ 8,585 8,761,135
5.50%, 09/01/44 ............ 2,324 3,028,062
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 44,006 44,006,000
MPT Operating Partnership LP:
5.25%, 08/01/26 ............ 218 224,268
5.00%, 10/15/27 ............ 610 642,787
4.63%, 08/01/29 ............ 617 662,041
Nationstar Mortgage Holdings, Inc.,
6.00%
,
01/15/27
(a)
........... 835 874,078
Navient Corp.:
7.25%, 09/25/23 ............ 275 299,893
6.75%, 06/25/25 ............ 271 296,068
6.75%, 06/15/26 ............ 270 297,980
Netflix, Inc.:
4.38%, 11/15/26 ............ 542 605,685
Security
Par (000)
Par (000) Value
United States (continued)
6.38%, 05/15/29 ............ USD 431 $ 545,215
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 2,117 2,227,656
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 4,104 4,257,325
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
2,720 2,877,692
NextEra Energy Operating Partners
LP
(a)
:
4.25%, 09/15/24 ............ 6 6,330
4.50%, 09/15/27 ............ 70 75,250
NGPL PipeCo LLC, 7.77%
,
12/15/37
(a)
15,327 21,965,408
Nielsen Co. Luxembourg SARL (The),
5.00%
,
02/01/25
(a)
........... 268 274,365
Nissan Motor Acceptance Co. LLC,
2.75%
,
03/09/28
(a)
........... 9,614 9,717,453
Northern States Power Co., 3.20%
,
04/01/52 ................. 5,555 5,920,717
Novelis Sheet Ingot GmbH, 3.38%
,
04/15/29
(e)
................ EUR 2,216 2,674,611
NRG Energy, Inc.:
5.75%, 01/15/28 ............ USD 713 758,454
5.25%, 06/15/29
(a)
........... 833 886,104
OI European Group BV
(e)
:
3.13%, 11/15/24 ............ EUR 1,131 1,353,484
2.88%, 02/15/25 ............ 5,088 5,972,047
Olympus Water US Holding Corp.
(e)
:
3.88%, 10/01/28 ............ 2,495 2,890,661
5.38%, 10/01/29 ............ 3,275 3,751,108
Omnicom Group, Inc., 2.60%
,
08/01/31 USD 1,119 1,137,749
Oracle Corp.:
3.60%, 04/01/50 ............ 10,950 10,963,122
3.95%, 03/25/51 ............ 49,338 52,032,791
Organon & Co., 2.88%
,
04/30/28 ... EUR 2,227 2,632,301
Outfront Media Capital LLC
(a)
:
5.00%, 08/15/27 ............ USD 462 473,850
4.63%, 03/15/30 ............ 393 393,832
Owens-Brockway Glass Container, Inc.,
5.88%
,
08/15/23
(a)
........... 381 402,908
Owl Rock Capital Corp., 3.40%
,
07/15/26 ................. 6,614 6,888,034
Pacific Gas & Electric Co.:
2.10%, 08/01/27 ............ 8,185 7,987,812
3.25%, 06/01/31 ............ 1,750 1,743,641
4.50%, 07/01/40 ............ 5,625 5,741,668
4.20%, 06/01/41 ............ 740 726,824
4.60%, 06/15/43 ............ 2,995 2,987,775
4.95%, 07/01/50 ............ 3,174 3,376,723
Packaging Corp. of America, 3.05%
,
10/01/51 ................. 4,571 4,507,205
Park Intermediate Holdings LLC
(a)
:
7.50%, 06/01/25 ............ 183 194,438
5.88%, 10/01/28 ............ 198 209,353
4.88%, 05/15/29 ............ 9,753 10,038,031
Party City Holdings, Inc., 8.75%
,
02/15/26
(a)
................ 4,235 4,430,869
PDC Energy, Inc., 5.75%
,
05/15/26 .. 261 271,766
PeaceHealth Obligated Group, Series
2018, 4.79%
,
11/15/48 ........ 1,293 1,737,775
Peloton Interactive, Inc., 0.00%
,
02/15/26
(a)(n)(o)
.............. 1,098 966,554
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 15,430 16,567,963
PennyMac Financial Services, Inc.,
5.38%
,
10/15/25
(a)
........... 183 188,206

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
PetSmart, Inc.
(a)
:
4.75%, 02/15/28 ............ USD 4,000 $ 4,110,000
7.75%, 02/15/29 ............ 2,000 2,182,500
PG&E Corp., 5.00%
,
07/01/28 ..... 5,300 5,399,375
Piedmont Healthcare, Inc., Series 2042,
2.72%
,
01/01/42 ............ 6,383 6,248,813
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(a)
370 393,403
Pioneer Energy Services Corp.
(a)(d)
:
(LIBOR USD 3 Month + 9.50%),
11.00%, 05/15/25
(c)
........ 12,800 13,994,863
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(n)(r)
............. 9,566 10,983,191
Pitney Bowes, Inc.
(a)
:
6.88%, 03/15/27 ............ 15,100 15,892,750
7.25%, 03/15/29 ............ 8,400 8,830,500
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 1,750 1,755,583
Post Holdings, Inc.
(a)
:
5.50%, 12/15/29 ............ 409 433,540
4.63%, 04/15/30 ............ 882 888,818
Prime Security Services Borrower
LLC
(a)
:
3.38%, 08/31/27 ............ 3,653 3,504,615
6.25%, 01/15/28 ............ 708 731,916
PTC, Inc., 3.63%
,
02/15/25
(a)
...... 4,880 4,953,200
PulteGroup, Inc.:
5.50%, 03/01/26 ............ 1,278 1,481,279
5.00%, 01/15/27 ............ 646 748,307
Radiate Holdco LLC, 4.50%
,
09/15/26
(a)
3,093 3,193,523
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 2,525 2,629,282
Realogy Group LLC, 9.38%
,
04/01/27
(a)
1,092 1,199,835
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 3,003 3,104,351
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 824 852,815
Rite Aid Corp., 7.50%
,
07/01/25
(a)
... 1,256 1,255,711
Rocket Mortgage LLC
(a)
:
5.25%, 01/15/28 ............ 1,247 1,343,643
3.63%, 03/01/29 ............ 11,968 12,102,640
3.88%, 03/01/31 ............ 5,619 5,668,166
Rockies Express Pipeline LLC, 4.95%
,
07/15/29
(a)
................ 201 209,040
Royalty Pharma plc:
2.20%, 09/02/30 ............ 12,775 12,488,288
3.55%, 09/02/50 ............ 2,946 2,893,943
RWJ Barnabas Health, Inc., 3.48%
,
07/01/49 ................. 3,026 3,326,677
Sabre GLBL, Inc.
(a)
:
9.25%, 04/15/25 ............ 7,650 8,841,794
7.38%, 09/01/25 ............ 3,215 3,426,547
salesforce.com, Inc.:
2.90%, 07/15/51 ............ 12,743 12,711,027
3.05%, 07/15/61 ............ 7,030 7,111,855
Sally Holdings LLC, 5.63%
,
12/01/25
(q)
199 203,877
San Diego Gas & Electric Co., 2.95%
,
08/15/51 ................. 10,000 9,910,007
Scientific Games International, Inc.:
5.00%, 10/15/25
(a)
........... 2,556 2,629,485
3.38%, 02/15/26
(e)
........... EUR 4,180 4,878,701
SeaWorld Parks & Entertainment, Inc.,
8.75%
,
05/01/25
(a)
........... USD 6,851 7,357,255
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 26,818 28,201,809
Security
Par (000)
Par (000) Value
United States (continued)
Service Properties Trust:
5.00%, 08/15/22 ............ USD 7,649 $ 7,696,807
4.50%, 06/15/23 ............ 17,112 17,454,582
4.35%, 10/01/24 ............ 79 80,045
7.50%, 09/15/25 ............ 2,780 3,121,218
5.50%, 12/15/27 ............ 1,318 1,404,606
Silgan Holdings, Inc.:
3.25%, 03/15/25 ............ EUR 5,690 6,643,555
2.25%, 06/01/28 ............ 2,122 2,473,381
Sirius XM Radio, Inc.
(a)
:
5.00%, 08/01/27 ............ USD 2,118 2,213,310
5.50%, 07/01/29 ............ 3,568 3,857,900
4.13%, 07/01/30 ............ 313 314,452
Sitka Holdings LLC, (LIBOR USD 3
Month + 4.50%), 5.25%
,
07/06/26
(a)(c)
10,145 10,293,899
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(a)
................ 539 544,053
Six Flags Theme Parks, Inc., 7.00%
,
07/01/25
(a)
................ 77 82,005
SM Energy Co., 10.00%
,
01/15/25
(a)
. 12,297 13,715,828
Southern California Edison Co., Series
H, 3.65%
,
06/01/51 .......... 5,905 6,060,004
Specialty Building Products Holdings
LLC, 6.38%
,
09/30/26
(a)
....... 217 227,850
Sprint Corp.:
7.88%, 09/15/23 ............ 20,290 22,671,031
7.13%, 06/15/24 ............ 10,893 12,398,413
7.63%, 03/01/26 ............ 190 230,228
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 3,208 3,272,802
Standard Industries, Inc.:
2.25%, 11/21/26
(e)
........... EUR 1,820 2,079,030
5.00%, 02/15/27
(a)
........... USD 434 447,563
4.75%, 01/15/28
(a)
........... 1,705 1,768,937
4.38%, 07/15/30
(a)
........... 237 241,740
Staples, Inc.
(a)
:
7.50%, 04/15/26 ............ 9,801 9,940,419
10.75%, 04/15/27 ........... 1,750 1,704,063
Steel Dynamics, Inc., 3.25%
,
10/15/50 2,985 2,948,691
Stellantis NV
(e)
:
3.38%, 07/07/23 ............ EUR 4,110 5,013,151
0.75%, 01/18/29 ............ 7,500 8,619,080
1.25%, 06/20/33 ............ 16,300 18,553,518
Stericycle, Inc., 5.38%
,
07/15/24
(a)
.. USD 327 335,175
Summer BC Bidco B LLC, 5.50%
,
10/31/26
(a)
................ 1,075 1,101,768
Summit Materials LLC, 5.25%
,
01/15/29
(a)
................ 75 78,750
SUN Country Marine, Inc.
(d)
:
Series 2019-1C, 7.00%, 12/15/23 4,154 4,071,149
Series 2019-1B, 4.70%, 12/15/25 4,137 4,039,332
Sunoco LP:
5.50%, 02/15/26 ............ 498 508,010
6.00%, 04/15/27 ............ 521 542,491
5.88%, 03/15/28 ............ 3,502 3,694,610
Sutter Health, Series 2018, 3.70%
,
08/15/28 ................. 4,931 5,517,271
Talen Energy Supply LLC:
6.50%, 06/01/25 ............ 6,190 3,079,525
7.25%, 05/15/27
(a)
........... 12,702 11,982,622
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 16,966 17,368,943
Targa Resources Partners LP:
5.88%, 04/15/26 ............ 5,789 6,045,887

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
5.38%, 02/01/27 ............ USD 218 $ 225,892
6.50%, 07/15/27 ............ 327 352,581
5.00%, 01/15/28 ............ 327 343,350
6.88%, 01/15/29 ............ 327 366,395
5.50%, 03/01/30 ............ 956 1,045,326
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(a)
........... 6,413 7,310,820
TEGNA, Inc.:
4.63%, 03/15/28 ............ 10,400 10,632,440
5.00%, 09/15/29 ............ 479 493,394
Tenet Healthcare Corp.:
6.75%, 06/15/23 ............ 19,800 21,344,400
4.63%, 07/15/24 ............ 333 337,995
4.63%, 09/01/24
(a)
........... 222 226,995
7.50%, 04/01/25
(a)
........... 89 94,451
4.88%, 01/01/26
(a)
........... 1,677 1,735,561
6.25%, 02/01/27
(a)
........... 1,199 1,243,963
5.13%, 11/01/27
(a)
........... 653 680,752
4.63%, 06/15/28
(a)
........... 1,057 1,095,221
4.25%, 06/01/29
(a)
........... 34,264 34,777,960
Thermo Fisher Scientific, Inc., 2.00%
,
10/15/31 ................. 2,056 2,011,488
T-Mobile USA, Inc.:
4.75%, 02/01/28 ............ 193 205,063
4.50%, 04/15/50 ............ 2,060 2,401,483
3.30%, 02/15/51 ............ 4,677 4,522,025
3.40%, 10/15/52
(a)
........... 34,845 33,984,018
TransDigm, Inc.:
8.00%, 12/15/25
(a)
........... 4,708 5,019,905
6.25%, 03/15/26
(a)
........... 8,675 9,043,688
6.38%, 06/15/26 ............ 796 821,201
Transocean Phoenix 2 Ltd., 7.75%
,
10/15/24
(a)
................ 17,317 17,663,646
Transocean Proteus Ltd., 6.25%
,
12/01/24
(a)
................ 2,021 2,020,700
Travel + Leisure Co., 6.63%
,
07/31/26
(a)
520 592,160
TreeHouse Foods, Inc., 4.00%
,
09/01/28 ................. 53 51,870
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 ............ 11,685 12,619,800
5.70%, 06/15/28 ............ 562 611,175
UGI International LLC, 3.25%
,
11/01/25
(e)
................ EUR 6,101 7,165,170
Under Armour, Inc., 3.25%
,
06/15/26 . USD 62 64,170
Unifrax Escrow Issuer Corp., 5.25%
,
09/30/28
(a)
................ 1,000 1,012,500
Union Pacific Corp.:
3.20%, 05/20/41 ............ 13,980 14,737,593
3.25%, 02/05/50 ............ 1,544 1,620,734
United Airlines Pass-Through Trust:
Series 2020-1, Class A, 5.88%,
10/15/27 ............... 19,655 21,994,836
Series 2019-2, Class B, 3.50%,
05/01/28 ............... 4,262 4,191,316
United Rentals North America, Inc.:
5.50%, 05/15/27 ............ 1,410 1,479,978
3.88%, 11/15/27 ............ 327 342,533
4.88%, 01/15/28 ............ 2,326 2,459,140
5.25%, 01/15/30 ............ 327 358,065
3.88%, 02/15/31 ............ 1,189 1,218,725
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 16,105 16,225,788
UnitedHealth Group, Inc.:
2.90%, 05/15/50 ............ 2,384 2,390,432
3.25%, 05/15/51 ............ 7,454 7,882,270
Security
Par (000)
Par (000) Value
United States (continued)
3.13%, 05/15/60 ............ USD 2,889 $ 2,956,475
University of Southern California,
3.03%
,
10/01/39 ............ 208 222,923
Upjohn Finance BV, 1.36%
,
06/23/27
(e)
EUR 4,725 5,707,654
US Foods, Inc., 6.25%
,
04/15/25
(a)
.. USD 104 109,091
Vail Resorts, Inc., 6.25%
,
05/15/25
(a)
. 64 67,680
Valvoline, Inc., 4.25%
,
02/15/30
(a)
... 62 64,282
Verizon Communications, Inc.:
2.85%, 09/03/41 ............ 7,293 7,117,749
2.88%, 11/20/50 ............ 23,215 21,639,769
3.55%, 03/22/51 ............ 11,591 12,223,833
2.99%, 10/30/56 ............ 1,731 1,598,345
3.00%, 11/20/60 ............ 15,405 14,230,433
ViacomCBS, Inc., 4.95%
,
05/19/50 .. 11,064 13,851,775
ViaSat, Inc., 5.63%
,
04/15/27
(a)
..... 63 65,678
VICI Properties LP
(a)
:
3.50%, 02/15/25 ............ 49,328 50,314,560
4.25%, 12/01/26 ............ 24,090 25,157,910
3.75%, 02/15/27 ............ 8,266 8,555,310
4.63%, 12/01/29 ............ 5,901 6,343,575
4.13%, 08/15/30 ............ 9,804 10,392,240
Vistra Operations Co. LLC
(a)
:
3.55%, 07/15/24 ............ 19,463 20,471,668
5.50%, 09/01/26 ............ 364 373,992
5.63%, 02/15/27 ............ 1,129 1,168,583
5.00%, 07/31/27 ............ 6,425 6,633,812
VMware, Inc.:
1.80%, 08/15/28 ............ 1,641 1,616,655
2.20%, 08/15/31 ............ 15,000 14,666,528
Walt Disney Co. (The), 6.65%
,
11/15/37 4,830 7,204,374
Washington Mutual Escrow Bonds
(d)(h)(m)
:
0.00%, 11/06/09 ............ 45,161 5
0.00%, 09/19/17
(o)
........... 2,631 —
0.00%, 09/21/17
(c)
........... 25,126 2
0.00%, 09/21/17
(o)
........... 15,753 2
0.00%, 10/03/17
(c)
........... 14,745 1
Waste Management, Inc., 2.95%
,
06/01/41 ................. 2,906 2,974,158
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 3,099 3,222,960
WESCO Distribution, Inc.
(a)
:
7.13%, 06/15/25 ............ 4,780 5,100,881
7.25%, 06/15/28 ............ 1,000 1,107,500
Western Digital Corp., 1.50%
,
02/01/24
(f)(n)
................ 17,595 17,736,469
William Carter Co. (The)
(a)
:
5.50%, 05/15/25 ............ 1,000 1,050,700
5.63%, 03/15/27 ............ 641 664,493
William Lyon Homes, Inc., 6.63%
,
07/15/27
(a)
................ 1,621 1,710,155
Williams Scotsman International, Inc.,
4.63%
,
08/15/28
(a)
........... 40 41,668
WMG Acquisition Corp.:
3.88%, 07/15/30
(a)
........... 55 57,200
2.25%, 08/15/31
(e)
........... EUR 2,811 3,253,230
Wyndham Hotels & Resorts, Inc.,
4.38%
,
08/15/28
(a)
........... USD 408 425,923
Wynn Las Vegas LLC
(a)
:
5.50%, 03/01/25 ............ 1,434 1,462,680
5.25%, 05/15/27 ............ 1,448 1,462,451
Wynn Resorts Finance LLC
(a)
:
7.75%, 04/15/25 ............ 9,388 9,904,528
5.13%, 10/01/29 ............ 8,712 8,777,340

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Xerox Holdings Corp.
(a)
:
5.00%, 08/15/25 ............ USD 26,550 $ 27,897,412
5.50%, 08/15/28 ............ 1,510 1,563,258
XHR LP
(a)
:
6.38%, 08/15/25 ............ 2,317 2,458,060
4.88%, 06/01/29 ............ 3,000 3,081,270
Yum! Brands, Inc.
(a)
:
7.75%, 04/01/25 ............ 77 82,331
4.75%, 01/15/30 ............ 693 751,087
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 6,859 6,826,283
3,639,252,801
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(b)(e)
.......... 6,820 6,789,378
Total Corporate Bonds — 24.4%
(Cost: $10,851,720,155) ........................... 10,797,893,734
Floating Rate Loan Interests — 6.2%
Canada — 0.2%
(c)
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.08%
,
 06/02/25
(b)
........... 17,198 17,172,299
Clarios Global LP, 1st Lien Term Loan,
(EURIBOR 1 Month + 3.25%),
3.25%
,
 04/30/26 ............ EUR 10,000 11,467,665
Kestrel Bidco, Inc., Term Loan,
(LIBOR USD 3 Month + 3.00%),
4.00%
,
 12/11/26
(b)
........... USD 31,800 31,001,248
Knowlton Development Corp., Inc.,
Term Loan, 12/22/25
(s)
........ EUR 995 1,153,970
Raptor Acquisition Corp., 1st Lien Term
Loan B, 11/01/26
(b)(s)
.......... USD 5,401 5,415,853
66,211,035
Denmark — 0.0%
TDC A/S, Facility Term Loan B3,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 06/04/25
(c)
........... EUR 2,000 2,293,255
France — 0.1%
(c)
Altice France SA, Term Loan B12,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 02/02/26 ............ 3,872 4,388,745
Banijay Entertainment SAS, Facility
Term Loan B, (EURIBOR 3 Month +
3.75%), 3.75%
,
 03/01/25 ...... 5,000 5,787,638
CAB, Facility Term Loan B, (EURIBOR
6 Month + 3.50%), 3.50%
,
 02/09/28 8,000 9,216,574
Claudius Finance Parent SARL, Term
Loan B, 07/05/28
(s)
........... 8,500 9,825,495
Elsan SAS, Facility Term Loan B5,
(EURIBOR 6 Month + 3.50%),
3.50%
,
 06/16/28 ............ 1,000 1,156,462
Financiere Mendel, Facility Term Loan
B, (EURIBOR 6 Month + 4.25%),
4.25%
,
 04/13/26 ............ 3,300 3,839,298
Foncia Management, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 03/27/28 ............ 8,500 9,764,746
Holding Socotec, Facility Term Loan B,
06/02/28
(s)
................ 2,000 2,319,410
Security
Par (000)
Par (000) Value
France (continued)
Inovie Group, Facility Term Loan B,
(EURIBOR 3 Month + 3.75%),
3.75%
,
 03/03/28 ............ EUR 1,000 $ 1,158,443
LSF10 Edilians Investments SARL,
Facility Term Loan B3, (EURIBOR 3
Month + 3.50%), 3.50%
,
 03/03/28 2,000 2,295,456
Siaci Saint Honore, Term Loan,
07/21/28
(s)
................ 2,500 2,892,979
Tarkett Participation, Facility Term Loan
B, 04/24/28
(s)
............... 3,775 4,340,058
ZF Invest, Facility Term Loan B,
07/12/28
(s)
................ 5,400 6,259,031
63,244,335
Germany — 0.1%
(c)
BK LC SPV SARL, Facility Term Loan
B, 04/28/28
(s)
............... 3,000 3,455,520
Cheplapharm Arzneimittel GmbH,
Facility Term Loan B4, 07/14/25
(s)
. 3,000 3,460,698
CTC AcquiCo GmbH, Facility Term
Loan B1, (EURIBOR 3 Month +
2.50%), 2.50%
,
 03/07/25 ...... 11,995 13,821,058
Nidda Healthcare Holding GmbH,
Facility Term Loan F:
 08/21/26
(s)
................ 8,000 9,142,254
(LIBOR GBP 3 Month + 4.50%),
4.57%, 08/21/26 .......... GBP 2,000 2,674,589
Oxea Holding Vier GmbH, Term Loan
B1, (EURIBOR 3 Month + 3.50%),
3.50%
,
 10/14/24 ............ EUR 3,030 3,498,113
Rain Carbon, Inc., Term Loan,
01/16/25
(s)
................ 5,500 6,301,928
Springer Nature Deutschland GmbH,
Term Loan B17, 08/14/26
(s)
..... 4,000 4,614,727
Vertical Midco GmbH, Facility Term
Loan B1, 07/30/27
(s)
.......... 2,000 2,318,438
Zephyr German BidCo GmbH, Facility
Term Loan B1, (EURIBOR 1 Month
+ 3.75%), 3.00%
,
 03/10/28 ..... 1,000 1,153,346
50,440,671
Ireland — 0.1%
(c)
Broom Holdings Bidco Ltd., Facility
Term Loan B, (EURIBOR 6 Month +
3.75%), 3.75%
,
 08/24/28 ...... 2,000 2,316,213
Virgin Media Ireland Ltd., Facility Term
Loan B1, 07/15/29
(s)
.......... 18,000 20,756,474
23,072,687
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan:
(LIBOR GBP 6 Month + 0.00%),
16.75%, 11/10/27
(c)(d)
....... GBP 183 234,189
0.00%, 11/10/29
(t)
........... 161 43,386
Vita Global Finco Ltd., Term Loan,
(EURIBOR 3 Month + 0.00%),
7.00%
,
 01/01/28
(c)(d)
.......... EUR 12,999 14,851,277
15,128,852
Luxembourg — 0.3%
(c)
AEA International Holdings SARL, 1st
Lien Term Loan, 09/07/28
(b)(d)(s)
... USD 15,493 15,473,738
Allnex (Luxembourg) & Cy SCA, Term
Loan B1, (EURIBOR 1 Month +
3.25%), 3.25%
,
 09/13/23 ...... EUR 4,429 5,109,506

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Altice Financing SA, Term Loan,
(EURIBOR 3 Month + 2.75%),
2.75%
,
 01/31/26 ............ EUR 3,610 $ 4,080,895
Eircom Finco SARL, Facility Term Loan
B, 05/15/26
(s)
............... 4,000 4,621,816
Froneri International Ltd., Facility 1st
Lien Term Loan B1, (EURIBOR 3
Month + 2.63%), 2.38%
,
 01/29/27 1,000 1,131,801
Herens Holdco SARL, Facility Term
Loan B, (EURIBOR 6 Month +
4.00%), 4.00%
,
 07/03/28 ...... 7,600 8,805,661
Intelsat Jackson Holdings SA, Term
Loan B3, (LIBOR USD 1 Month +
4.75%), 8.00%
,
 11/27/23
(b)
..... USD 3,435 3,473,025
Intelsat Jackson Holdings SA, Term
Loan B4, (LIBOR USD 1 Month +
5.50%), 8.75%
,
 01/02/24
(b)
..... 3,350 3,397,963
Intelsat Jackson Holdings SA., Term
Loan, 07/13/22
(b)(s)
........... 9,816 9,873,396
Ion Trading Finance Ltd., Term Loan,
04/01/28
(s)
................ EUR 4,988 5,781,777
Jazz Pharmaceuticals plc, Term Loan
(c)
:
 05/05/28
(s)
................ 3,333 3,863,251
(LIBOR USD 1 Month + 3.50%),
4.00%, 05/05/28
(b)
......... USD 23,897 23,923,647
JBS USA Lux SA, Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.08%
,
 05/01/26
(b)
........... 7,819 7,781,238
LSF10 XL Bidco SCA, Facility Term
Loan B4, 04/12/28
(s)
.......... EUR 3,833 4,444,182
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan,
(LIBOR USD 3 Month + 9.25%),
9.38%
,
 01/01/28
(b)(d)
.......... USD 18,850 18,686,005
Motion Acquisition Ltd, Facility Term
Loan B, 11/12/26
(s)
........... EUR 3,100 3,456,586
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month +
3.00%), 3.08%
,
 06/30/25
(b)
..... USD 4,036 4,030,794
Paradocs Holding SARL, Facility Term
Loan B, (EURIBOR 6 Month +
3.50%), 3.50%
,
 02/17/28 ...... EUR 2,000 2,314,105
130,249,386
Mexico — 0.0%
Credito Real SAB de CV SOFOM ER,
Term Loan A, (LIBOR USD 3 Month
+ 3.75%), 3.89%
,
 02/21/23
(b)(c)(d)
.. USD 2,240 2,096,640
Netherlands — 0.2%
(c)
Barentz Midco BV, Facility Term Loan
B, 11/30/27
(s)
............... EUR 3,000 3,479,394
Boels Topholding BV, Facility Term Loan
B2, (EURIBOR 3 Month + 3.25%),
3.25%
,
 02/06/27 ............ 1,000 1,154,527
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 2.25%),
2.38%
,
 07/21/26
(b)
........... USD 45,543 45,371,828
KOUTI BV, Term Loan, 06/30/28
(s)
... EUR 4,200 4,855,340
Nobel Bidco BV, Facility Term Loan B,
06/23/28
(s)
................ 8,000 9,247,154
Nobian Finance BV, Term Loan,
07/01/26
(s)
................ 3,000 3,464,729
Security
Par (000)
Par (000) Value
Netherlands (continued)
Nouryon Finance BV, Term Loan,
(EURIBOR 1 Month + 3.00%),
3.00%
,
 10/01/25 ............ EUR 1,511 $ 1,730,380
Peer Holding III BV, Facility Term Loan
B
(c)
:
(EURIBOR 3 Month + 3.00%),
3.00%, 03/07/25 .......... 8,661 9,965,629
 01/16/27
(s)
................ 8,500 9,832,683
Precise Bidco BV, Facility Term Loan
B2, 05/13/26
(s)
.............. 3,000 3,479,394
UPC Broadband Holding BV, Facility
Term Loan AU, 04/30/29
(s)
...... 4,000 4,567,745
97,148,803
Norway — 0.0%
Adevinta ASA, Facility Term Loan B1,
06/26/28
(c)(s)
............... 5,000 5,783,294
Spain — 0.1%
(c)
Challenger, Term Loan,
2.75%
,
 01/01/28
(d)
........... 42,321 48,777,977
Invictus Media SLU, 2nd Lien Facility
Term Loan, (EURIBOR 6 Month +
7.50%), 7.50% - 8.50%
,
 12/26/25 . 93 68,148
Invictus Media SLU, Facility Term Loan
B1, 4.75% - 5.75%
,
 06/26/25 .... 6 6,278
Invictus Media SLU, Facility Term Loan
B2, (EURIBOR 6 Month + 4.75%),
4.75% - 6.75%
,
 06/26/25 ...... 4 3,925
Lorca Holdco Ltd., Term Loan B2,
09/17/27
(s)
................ 6,000 6,954,757
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%
,
 07/01/26 ...... 1,619 1,711,850
Promotora de Informaciones SA, Term
Loan, (EURIBOR 6 Month + 4.50%),
4.50%
,
 03/31/25 ............ 5,652 6,151,266
63,674,201
Sweden — 0.1%
(c)
Anticimex International AB, Term Loan
B2, 07/21/28
(s)
.............. 3,000 3,480,610
Diaverum Holding SARL, Facility Term
Loan B, (EURIBOR 6 Month +
3.25%), 3.25%
,
 07/04/24 ...... 500 573,024
Polygon International AB, Delayed Draw
Term Loan B, 0.00%
,
 10/01/28 ... 272 316,312
Polygon International AB, Term Loan,
09/30/28
(s)
................ 2,128 2,472,985
Unilabs Diagnostics AB, Facility Term
Loan B3, (EURIBOR 6 Month +
3.00%), 3.00%
,
 04/19/24 ...... 2,900 3,348,432
Verisure Holding AB, Facility Term Loan
B, 03/27/28
(s)
............... 18,029 20,749,695
30,941,058
United Kingdom — 0.4%
(c)
Bellis Acquisition Co. plc, Facility Term
Loan B, 02/16/26
(s)
........... 11,947 13,757,124
Connect Finco SARL, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.50%
,
 12/11/26
(b)
........... USD 14,516 14,521,142
Crown Finance US, Inc., Term Loan,
02/28/25
(s)
................ EUR 3,460 3,316,641

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Entain plc, Facility Term Loan B,
03/29/27
(b)(s)
............... USD 31,276 $ 31,217,130
Helios Software Holdings, Inc., Term
Loan, (EURIBOR 3 Month + 3.75%),
3.75%
,
 03/11/28 ............ EUR 3,000 3,470,706
Hunter Holdco 3 Ltd., 1st Lien Term
Loan, (EURIBOR 3 Month + 4.00%),
4.00%
,
 08/19/28 ............ 1,500 1,736,448
INEOS Styrolution Group Gmbh, Term
Loan B, (EURIBOR 1 Month +
2.75%), 2.75%
,
 01/29/26 ...... 3,000 3,448,987
Jackpotjoy plc, Facility Term Loan B,
(LIBOR GBP 1 Month + 4.25%),
4.30%
,
 12/05/24 ............ GBP 524 704,461
Mercia, Term Loan A1, (LIBOR GBP 3
Month + 0.00%), 2.45%
,
 01/01/28
(d)
14,171 19,093,724
Mercia, Term Loan A2, (LIBOR GBP 3
Month + 0.00%), 2.45%
,
 01/01/28
(d)
29,233 39,388,876
Mercia, Term Loan B1, (LIBOR GBP 3
Month + 0.00%), 2.45%
,
 01/01/28
(d)
1,646 2,217,770
Misys Ltd., 1st Lien Term Loan,
06/13/24
(s)
................ EUR 8,474 9,810,076
Nomad Foods Ltd., Facility Term Loan
B1, 06/24/28
(s)
.............. 3,000 3,489,055
Synlab Bondco plc, Facility Term Loan,
(EURIBOR 6 Month + 2.50%),
2.50%
,
 07/01/27 ............ 1,250 1,439,076
Virgin Media SFA Finance Ltd., Facility
Term Loan M, 11/15/27
(s)
....... GBP 6,336 8,413,014
VMED O2 UK Holdco 4 Ltd., Facility
Term Loan R, (EURIBOR 6 Month +
3.25%), 3.25%
,
 01/31/29 ...... EUR 4,000 4,622,882
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (EURIBOR 6 Month +
4.50%), 4.50%
,
 10/02/26 ...... 5,060 5,835,637
Zephyr Bidco Ltd., Facility 1st Lien Term
Loan B2, 07/23/25
(s)
.......... 3,000 3,477,934
169,960,683
United States — 4.6%
18 Fremont Street Acquisition LLC,
Term Loan, (LIBOR USD 3 Month +
7.00%), 10.25%
,
 08/09/25
(c)
..... USD 56,033 57,013,903
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
4.75%
,
 05/17/28
(c)
........... 23,983 23,927,252
Advanced Drainage Systems, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.25%), 2.38%
,
 07/31/26
(c)
..... 1,630 1,629,681
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(c)
:
(LIBOR USD 1 Month + 3.75%),
3.83%, 02/02/26 .......... 8,315 8,165,725
(LIBOR USD 1 Month + 4.75%),
5.50%, 02/02/26 .......... 3,332 3,303,265
AlixPartners LLP, Term Loan,
(EURIBOR 3 Month + 3.25%),
3.25%
,
 02/04/28
(c)
........... EUR 995 1,147,522
Allegiant Travel Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.12%
,
 02/05/24
(c)
........... USD 35,603 35,395,092
Amazon Logistics Construction Brid,
Term Loan, 01/01/28
(c)(d)(s)
...... 67,401 67,401,467
American Rock Salt Co. LLC, 1st Lien
Term Loan, 06/09/28
(c)(s)
....... 5,752 5,774,591
Security
Par (000)
Par (000) Value
United States (continued)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.25%), 3.75%
,
 09/19/24
(c)
..... USD 1,997 $ 1,996,261
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 02/11/26
(c)
........... 2,781 2,786,587
Avantor Fundin, Term Loan B,
05/11/22
(c)(s)
............... EUR 3,990 4,614,606
Avantor Funding, Inc., Term Loan B5,
11/08/27
(c)(s)
............... USD 12,160 12,175,210
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.33%
,
 12/15/27
(c)
........... 3,510 3,514,107
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.08%
,
 12/15/27
(c)
........... 4,735 4,737,604
Bally's Corp., Term Loan B, 10/02/28
(c)(s)
46,445 46,412,953
Barracuda Networks, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 02/12/25
(c)
..... 12,161 12,189,633
Barracuda Networks, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.50%
,
 10/30/28
(c)
..... 5,606 5,667,330
Bausch Health Co., Inc., Term Loan,
(LIBOR USD 1 Month + 2.75%),
2.83%
,
 11/27/25
(c)
........... 11,212 11,178,466
Beacon Roofing Supply, Inc., Term
Loan, (LIBOR USD 1 Month +
2.25%), 2.33%
,
 05/19/28
(c)
..... 5,487 5,453,488
Belron Group SA, Term Loan,
(EURIBOR 3 Month + 2.75%),
2.75%
,
 04/13/28
(c)
........... EUR 2,000 2,305,116
Boxer Parent Co., Inc., Term Loan,
(EURIBOR 3 Month + 4.00%),
4.00%
,
 10/02/25
(c)
........... 2,975 3,441,786
Buckeye Partners LP, Term Loan B1,
(LIBOR USD 1 Month + 2.25%),
2.33%
,
 11/01/26
(c)
........... USD 24,592 24,460,117
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(c)
........... 1,989 1,990,462
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 3.58%
,
 07/21/25
(c)
..... 3,724 3,725,721
Caliber Home Loans, Term Loan,
(LIBOR USD 1 Month + 0.00%),
2.98%
,
 07/01/25
(c)(d)
.......... 44,271 44,160,746
Charter Communications Operating
LLC, Term Loan A4, (LIBOR USD 1
Month + 1.25%), 1.34%
,
 02/01/25
(c)(d)
10,500 10,460,585
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.25%
,
 04/05/28
(c)
..... 17,271 17,091,036
CML Hyatt Lost Pines, Term Loan,
10.00%
,
 01/01/28
(c)
.......... 25,700 25,571,500
Colorado Plaza, Term Loan,
(LIBOR USD 1 Month + 0.00%),
7.04%
,
 05/15/24
(c)(d)
.......... 15,894 14,940,471
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.25%
,
 05/14/28
(c)
........... 1,987 1,979,138
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 05/17/28
(c)
..... 7,832 7,835,289

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
ConnectWise LLC, Term Loan,
09/29/28
(c)(s)
............... USD 17,506 $ 17,462,235
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month +
3.25%), 3.75%
,
 04/12/28
(c)
..... 11,756 11,716,504
Coty, Inc., Term Loan B, (EURIBOR 1
Month + 2.50%), 2.50%
,
 04/07/25
(c)
EUR 1,547 1,753,308
CP Iris Holdco I, Inc., Delayed Draw
Term Loan, 10/02/28
(c)(s)
....... USD 683 681,735
CP Iris Holdco I, Inc., Term Loan,
10/02/28
(c)(s)
............... 3,414 3,408,696
CSC Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.50%),
2.58%
,
 04/15/27
(c)
........... 9,575 9,453,303
Delta Topco, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/01/27
(c)
........... 13,479 13,488,788
Delta Topco, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/01/28
(c)
........... 4,652 4,684,936
DirectTV Financing LLC, Term Loan,
08/02/27
(c)(s)
............... 25,326 25,333,851
DT Midstream, Inc., Term Loan,
06/26/28
(c)(s)
............... 16,258 16,245,571
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 02/06/26
(c)
..... 17,632 17,609,947
Eastman Chemical Co., Term Loan B,
08/12/28
(c)(d)(s)
.............. 4,555 4,532,225
Ecl Entertainment LLC, Term Loan B,
(LIBOR USD 1 Month + 7.50%),
8.25%
,
 05/01/28
(c)(d)
.......... 9,664 9,881,215
Engineered Machinery Holdings, Inc.,
1st Lien Term Loan, 05/21/28
(c)(s)
. EUR 2,000 2,311,279
Everi Holdings, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.50%),
3.00%
,
 08/03/28
(c)
........... USD 2,655 2,648,142
Flexera Software LLC, 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 03/03/28
(c)
..... 10,016 10,019,391
Foundation Building Materials, Inc., 1st
Lien Term Loan, 01/31/28
(c)(s)
.... 4,040 4,010,514
Frontier Communications Holdings LLC,
Term Loan B, 05/01/28
(c)(s)
...... 13,648 13,617,919
Galaxy Universal LLC, Term Loan,
(LIBOR USD 3 Month + 7.00%),
8.00%
,
 01/01/28
(c)(d)
.......... 13,246 13,329,471
Genesee & Wyoming, Inc., Term Loan,
(LIBOR USD 3 Month + 2.00%),
2.13%
,
 12/30/26
(c)
........... 8,993 8,933,786
Gentiva Health Services, Inc., 1st Lien
Term Loan B1, (LIBOR USD 1 Month
+ 2.75%), 2.88%
,
 07/02/25
(c)
.... 20,303 20,294,532
Golden Nugget, Inc., Term Loan B,
(LIBOR USD 2 Month + 2.50%),
3.25%
,
 10/04/23
(c)
........... 13,478 13,406,476
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 1 Month +
8.00%), 8.13%
,
 07/20/26
(c)(d)
.... 23,920 23,680,800
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week +
2.00%), 2.07%
,
 11/15/27
(c)
...... 15,236 14,982,340
HCRX Investments HoldCo., Term Loan
B, 07/14/28
(c)(s)
............. 14,718 14,662,808
Security
Par (000)
Par (000) Value
United States (continued)
Herschend Entertainment Co. LLC,
Term Loan, 08/27/28
(c)(s)
....... USD 9,563 $ 9,545,117
Hilton Grand Vacations Borrower LLC,
Term Loan, 08/02/28
(c)(s)
....... 32,679 32,752,528
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month +
0.00%), 10.00%
,
 12/31/ 21 00
(c)(d)
.. 30,000 28,200,000
Houston Center, Term Loan, 12/09/22
(c)
(d)(s)
..................... 28,072 27,999,238
Hyland Software, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 07/01/24
(c)
..... 14,249 14,256,562
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(t)
........... 24,168 24,482,184
Informatica LLC, Term Loan
(c)
:
(EURIBOR 3 Month + 3.25%),
3.25%, 02/25/27 .......... EUR 2,992 3,441,711
(LIBOR USD 1 Month + 3.25%),
3.33%, 02/25/27 .......... USD 30,615 30,499,832
Interface Security LLC, Term Loan,
(LIBOR USD 6 Month + 7.00%),
8.75%
,
 08/07/23
(c)(d)
.......... 11,790 11,746,049
IRB Holding Corp., Term Loan,
12/15/27
(c)(s)
............... 12,135 12,150,611
ITT Holdings LLC, Term Loan,
07/10/28
(c)(s)
............... 8,587 8,569,139
J&J Ventures Gaming LLC, Term Loan,
04/26/28
(c)(d)(s)
.............. 15,309 15,366,409
Jack Ohio Finance LLC, Term Loan,
10/04/28
(c)(d)(s)
.............. 7,533 7,533,000
Jeld-Wen, Inc., Term Loan, 07/28/28
(c)(s)
21,155 21,110,978
Jo-Ann Stores LLC, Term Loan B1,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 07/07/28
(c)
........... 16,376 15,901,096
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26
(c)(d)
.......... 2,307 2,249,511
Lamar Media Corp., Term Loan B,
(LIBOR USD 1 Month + 1.50%),
1.58%
,
 02/05/27
(c)
........... 1,040 1,030,420
LBM Acquisition LLC, 1st Lien Term
Loan:
(LIBOR USD 1 Month + 3.75%),
4.50%, 12/17/27
(c)
......... 20,455 20,250,753
LBM Acquisition LLC, Delayed Draw 1st
Lien Term Loan, 12/17/27
(c)(s)
.... 8,624 8,537,430
Leslie's Poolmart, Inc.,Term Loan,
03/09/28
(c)(s)
............... 10,540 10,493,533
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.83%
,
 08/31/27
(c)
........... 29,683 29,659,545
LSF11 A5 Holdco LLC, Term Loan B,
09/30/28
(c)(d)(s)
.............. 24,874 24,905,092
Luxembourg Life Fund - Long
Term Growth Fund, Term Loan,
(LIBOR USD 3 Month + 9.25%),
9.38%
,
 01/01/38
(c)(d)
.......... 24,507 24,384,465
MA FinanceCo. LLC, Term Loan,
06/21/24
(c)(s)
............... EUR 3,000 3,445,373
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 8.50%
,
 09/03/26
(c)
..... USD 5,604 5,519,940
McAfee LLC, Term Loan B
(c)
:
 09/30/24
(s)
................ EUR 1,891 2,191,839

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
(LIBOR USD 1 Month + 3.75%),
3.84%, 09/30/24 .......... USD 34,200 $ 34,204,640
Medical Solutions LLC, 2nd Lien Term
Loan, 09/24/28
(c)(s)
........... 3,210 3,177,900
Metro-Goldwyn-Mayer, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
2.50%), 2.59%
,
 07/03/25
(c)
..... 7,217 7,167,479
Metro-Goldwyn-Mayer, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 07/03/26
(c)
..... 2,900 2,896,375
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/02/28
(c)
4,424 4,427,207
MI Windows and Doors LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.50%
,
 12/18/27
(c)
..... 5,430 5,436,755
Michaels Co. Inc., Term Loan B,
(LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/15/28
(c)
........... 11,811 11,816,713
Misys Ltd., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/13/24
(c)
........... 2,480 2,458,139
Mozart Debt Merger Sub, Inc., Term
Loan B:
 09/30/28
(c)(s)
............... 52,304 52,189,454
0.00%, 09/30/28
(t)
........... EUR 1,000 1,155,454
Opendoor Mezz, Term Loan, 01/01/28
(c)
(s)
...................... USD 44,784 43,271,981
Opendoor, Term Loan,
10.00%
,
 12/31/00
(d)(t)
......... 26,000 26,000,000
Organon & Co., Term Loan
(c)
:
(EURIBOR 3 Month + 3.00%),
3.00%, 06/02/28 .......... EUR 4,988 5,768,605
(LIBOR USD 3 Month + 3.00%),
3.50%, 06/02/28 .......... USD 14,990 15,014,564
Park Avenue Tower, Term Loan,
12/31/00
(c)(d)(s)
.............. 41,664 41,510,150
Park River Holdings, Inc., 1st Lien Term
Loan, 12/28/27
(c)(s)
........... 7,145 7,113,846
PCI Gaming Authority, Facility Term
Loan B, (LIBOR USD 1 Month +
2.50%), 2.58%
,
 05/29/26
(c)
..... 14,980 14,915,885
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 02/01/28
(c)
........... 5,172 5,173,311
Peraton Corp., 2nd Lien Term Loan
B1, (LIBOR USD 1 Month + 7.75%),
8.50%
,
 02/01/29
(c)
........... 1,456 1,483,300
PG&E Corp., Term Loan, 06/23/25
(c)(s)
15,624 15,346,202
Playtika Holding Corp., Term Loan B1,
03/13/28
(c)(s)
............... 22,973 22,954,488
PLH Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month +
6.00%), 6.12%
,
 08/07/23
(c)(d)
.... 6,341 6,277,350
Polaris Newco LLC, 1st Lien Term
Loan, (EURIBOR 3 Month + 4.00%),
4.00%
,
 06/02/28
(c)
........... EUR 3,000 3,473,069
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(c)
USD 12,540 12,520,423
Proofpoint, Inc., 1st Lien Term Loan,
08/31/28
(c)(s)
............... 7,089 7,050,011
QUIKRETE Holdings, Inc., 1st Lien
Term Loan B1, 02/21/28
(c)(s)
..... 12,043 11,999,404
Security
Par (000)
Par (000) Value
United States (continued)
RealPage, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/24/28
(c)
........... USD 6,000 $ 5,979,360
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 04/27/28
(c)
..... 21,620 21,241,650
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.50%
,
 04/27/29
(c)
..... 10,460 10,172,350
Revolving Credit Facility, Term Loan,
01/01/28
(c)(d)(s)
.............. 20,419 20,418,784
Robertshaw US Holding Corp., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.50%), 4.50%
,
 02/28/25
(c)
..... 6,900 6,675,508
Robertshaw US Holding Corp., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
8.00%), 9.00%
,
 02/28/26
(c)
..... 4,760 4,105,500
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, 03/16/27
(c)(s)
......... 25,792 25,804,091
Seaworld Parks & Entertainment, Inc.,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/13/22
(c)
..... 54,166 53,929,295
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.34%
,
 03/06/25
(c)
........... 13,006 12,905,296
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.25%
,
 09/23/27
(c)
..... 13,741 13,717,825
Sheraton Austin, Term Loan, 01/01/28
(c)
(s)
...................... 19,738 19,738,402
Signal Parent, Inc., Term Loan,
04/03/28
(c)(s)
............... 18,248 18,020,162
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, 06/08/28
(c)(s)
.... 4,810 4,810,179
Spectacle Gary Holdings LLC, Delayed
Draw Term Loan, (LIBOR USD 1
Month + 9.00%), 11.00%
,
 12/23/25
(c)
2,494 2,707,290
Spectacle Gary Holdings LLC, Term
Loan, (LIBOR USD 1 Month +
9.00%), 11.00%
,
 12/23/25
(c)
..... 34,414 37,360,599
SRS Distribution, Inc., Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 06/02/28
(c)
........... 26,619 26,607,820
Summer (BC) Bidco B LLC, Facility
Term Loan B, 12/04/26
(c)(s)
...... 2,992 2,993,014
Surf Holdings SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 3.62%
,
 03/05/27
(c)
..... 8,849 8,795,565
SWF Holdings I Corp., Term Loan B,
09/17/28
(c)(s)
............... 8,371 8,303,027
TAMKO Building Products LLC, Term
Loan, (LIBOR USD 3 Month +
3.00%), 3.13%
,
 05/29/26
(c)
..... 8,766 8,711,312
The Enterprise Development Authority,
Term Loan B, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/28/28
(c)(d)
... 10,777 10,789,607
The Vinoy St. Petersburg, Term Loan,
01/01/38
(c)(d)(s)
.............. 23,240 23,128,313
Tory Burch LLC, Term Loan B,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 04/16/28
(c)
........... 14,435 14,452,889
TransDigm, Inc., Term Loan F,
(LIBOR USD 1 Month + 2.25%),
2.33%
,
 12/09/25
(c)
........... 4,918 4,856,465

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Triton Water Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 4.00%
,
 03/31/28
(c)
..... USD 16,486 $ 16,454,854
UKG, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.00%
,
 05/04/26
(c)
........... 18,095 18,118,639
UKG, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.75%),
7.50%
,
 05/03/27
(c)
........... 1,910 1,940,235
Univision Communications Inc., 1st Lien
Term Loan, 03/15/26
(c)(s)
....... 4,239 4,231,702
Univision Communications, Inc., Term
Loan B, 05/05/28
(c)(s)
.......... 7,480 7,462,646
Valcour Packaging LLC, Term Loan,
10/04/28
(c)(d)(s)
.............. 5,104 5,104,000
Virtusa Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%),
4.50%
,
 02/11/28
(c)
........... 3,876 3,880,161
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.08%
,
 02/28/27
(c)(d)
.......... 12,043 12,028,074
Western Digital Corp., Term Loan A1,
(LIBOR USD 1 Month + 1.50%),
1.59%
,
 02/27/23
(c)
........... 12,408 12,377,358
Western Digital Corp., Term Loan B4,
(LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/29/23
(c)
........... 8,200 8,196,419
White Cap Buyer LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.50%
,
 10/19/27
(c)
........... 13,517 13,547,541
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.25%
,
 03/24/28
(c)
..... 5,742 5,734,433
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/21/27
(c)
..... 15,397 15,406,834
XPO Logistics, Inc., Term Loan,
(LIBOR USD 1 Month + 1.75%),
1.83%
,
 02/24/25
(c)
........... 14,516 14,434,482
Zekelman Industries, Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.08%
,
 01/24/27
(c)
........... 2,678 2,647,673
Zurn Industries LLC, Term Loan B,
10/04/28
(c)(s)
............... 2,754 2,753,311
2,022,164,207
Total Floating Rate Loan Interests — 6.2%
(Cost: $2,748,203,273) ........................... 2,742,409,107
Foreign Agency Obligations — 1.6%
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(a)(b)
...... 10,000 6,598,750
Bahrain — 0.0%
CBB International Sukuk Programme
Co., 6.25%
,
11/14/24
(a)(b)
....... 3,443 3,719,085
Brazil — 0.0%
Centrais Eletricas Brasileiras SA,
5.75%
,
10/27/21
(a)(b)
.......... 1,295 1,299,290
Security
Par (000)
Par (000) Value
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
3.75%
,
01/15/31
(a)(b)
.......... USD 238 $ 254,303
China — 0.5%
China Development Bank:
3.30%, 02/01/24 ............ CNY 168,000 26,337,787
3.34%, 07/14/25 ............ 179,900 28,245,161
3.39%, 07/10/27 ............ 85,600 13,439,616
4.04%, 07/06/28 ............ 127,300 20,669,718
3.45%, 09/20/29 ............ 176,170 27,585,614
3.09%, 06/18/30 ............ 257,500 39,242,641
3.41%, 06/07/31 ............ 290,000 45,634,300
China Minmetals Corp., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.72%), 3.75%
(b)(c)
(e)(p)
..................... USD 3,179 3,242,580
Industrial & Commercial Bank of China
Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
2.37%), 3.20%
(b)(c)(e)(p)
......... 3,040 3,047,600
207,445,017
Colombia — 0.1%
(b)
Ecopetrol SA:
5.38%, 06/26/26 ............ 6,159 6,674,662
6.88%, 04/29/30 ............ 26,750 31,244,000
Empresas Publicas de Medellin ESP
(a)
:
4.25%, 07/18/29 ............ 13,095 13,014,793
4.38%, 02/15/31 ............ 4,826 4,773,397
55,706,852
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(b)(e)
. 934 974,571
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(e)
.... EUR 3,408 4,080,890
France — 0.3%
Electricite de France SA
(c)(p)
:
(USD Swap Semi 10 Year + 3.71%),
5.25%
(b)(e)
............... USD 1,100 1,141,250
(EUR Swap Annual 6 Year +
3.44%), 4.00%
(e)
.......... EUR 12,400 15,327,334
(EUR Swap Annual 12 Year +
3.79%), 5.38%
(e)
.......... 12,800 16,513,438
(EUR Swap Annual 12 Year +
3.04%), 5.00%
(e)
.......... 15,200 19,759,894
(EUR Swap Annual 5 Year +
3.37%), 2.87%
(e)
.......... 6,000 7,177,771
(EUR Swap Annual 5 Year +
3.20%), 3.00%
(e)
.......... 4,600 5,537,017
(EUR Swap Annual 5 Year +
2.86%), 2.63%
(e)
.......... 16,400 19,279,235
(BPSWS15 + 3.32%), 5.88%
(e)
.. GBP 3,600 5,487,529
(EUR Swap Annual 5 Year +
4.00%), 3.38% ........... EUR 15,800 19,241,002
(GBP Swap 13 Year + 3.96%),
6.00% ................. GBP 8,900 13,235,536
122,700,006
Greece — 0.0%
Public Power Corp. SA
(e)
:
3.88%, 03/30/26 ............ EUR 2,059 2,486,407
3.38%, 07/31/28 ............ 2,748 3,288,381
5,774,788

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
India — 0.1%
(b)(e)
Export-Import Bank of India, 3.25%
,
01/15/30 ................. USD 3,095 $ 3,143,529
NTPC Ltd., 4.25%
,
02/26/26 ...... 2,118 2,273,938
Oil India Ltd., 5.13%
,
02/04/29 ..... 9,570 10,693,279
Power Finance Corp. Ltd.:
4.50%, 06/18/29 ............ 25,901 27,508,481
3.95%, 04/23/30 ............ 468 477,155
44,096,382
Indonesia — 0.1%
(b)(e)
Bank Tabungan Negara Persero Tbk.
PT, 4.20%
,
01/23/25 .......... 3,815 3,886,951
Pertamina Persero PT:
3.65%, 07/30/29 ............ 4,315 4,608,420
3.10%, 08/27/30 ............ 2,540 2,591,079
4.18%, 01/21/50 ............ 7,857 7,910,035
18,996,485
Italy — 0.1%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 ............ EUR 4,200 5,073,083
2.63%, 04/28/25 ............ 2,364 2,799,875
1.88%, 01/09/26 ............ 3,100 3,604,078
Poste Italiane SpA:
(EURIBOR Swap Rate 5 Year +
2.68%), 2.63%
(c)(e)(p)
........ 6,692 7,683,851
19,160,887
Mexico — 0.3%
Petroleos Mexicanos:
7.19%, 09/12/24 ............ MXN 2,306 10,610,662
6.88%, 10/16/25
(b)(e)
.......... USD 20,000 21,900,000
6.50%, 03/13/27
(b)
........... 7,571 7,949,550
5.35%, 02/12/28
(b)
........... 8,749 8,601,929
6.50%, 01/23/29
(b)
........... 31,338 32,114,399
6.84%, 01/23/30
(b)
........... 2,293 2,356,975
5.95%, 01/28/31
(b)
........... 4,987 4,821,930
5.63%, 01/23/46
(b)
........... 1,202 957,213
6.35%, 02/12/48
(b)
........... 11,939 10,195,906
7.69%, 01/23/50
(b)
........... 12,762 12,020,528
6.95%, 01/28/60
(b)
........... 3,290 2,850,456
114,379,548
Morocco — 0.0%
OCP SA, 3.75%
,
06/23/31
(a)(b)
..... 11,820 11,790,450
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(b)(e)
... 6,050 5,984,055
Panama — 0.0%
(a)(b)
Aeropuerto Internacional de Tocumen
SA:
4.00%, 08/11/41 ............ 1,011 1,028,250
5.13%, 08/11/61 ............ 8,948 9,385,893
Banco Latinoamericano de Comercio
Exterior SA, 2.38%
,
09/14/25 .... 1,011 1,031,094
11,445,237
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
2.40%
,
09/28/27
(a)(b)
.......... 359 353,615
Qatar — 0.1%
Qatar Petroleum
(b)
:
3.13%, 07/12/41
(e)
........... 5,550 5,548,890
3.13%, 07/12/41
(a)
........... 6,436 6,434,713
3.30%, 07/12/51
(e)
........... 5,050 5,083,709
Security
Par (000)
Par (000) Value
Qatar (continued)
3.30%, 07/12/51
(a)
........... USD 12,097 $ 12,177,747
29,245,059
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(a)(b)
............... 8,604 8,384,598
South Africa — 0.0%
Eskom Holdings SOC Ltd., 7.13%
,
02/11/25
(b)(e)
............... 16,000 16,618,000
Total Foreign Agency Obligations — 1.6%
(Cost: $675,326,659) ............................. 689,007,868
Foreign Government Obligations — 10.1%
Argentina — 0.1%
Argentine Republic (The)
(b)(f)
:
1.13%, 07/09/35 ............ 86,808 28,299,408
2.50%, 07/09/41 ............ 88,828 32,377,806
60,677,214
Austria — 0.4%
Republic of Austria, 2.10%
,
09/20/17
(a)(e)
EUR 92,038 170,286,151
Bahrain — 0.1%
Kingdom of Bahrain
(b)
:
7.00%, 01/26/26
(e)
........... USD 4,911 5,421,437
4.25%, 01/25/28
(a)
........... 417 411,266
6.75%, 09/20/29
(e)
........... 7,793 8,347,277
7.38%, 05/14/30
(e)
........... 732 811,056
5.25%, 01/25/33
(a)
........... 2,165 2,054,044
5.25%, 01/25/33
(e)
........... 8,275 7,850,906
7.50%, 09/20/47
(e)
........... 7,174 7,341,244
32,237,230
Brazil — 0.0%
Federative Republic of Brazil
(b)
:
6.00%, 04/07/26 ............ 443 508,703
4.63%, 01/13/28 ............ 1,269 1,337,050
3.88%, 06/12/30 ............ 2,032 1,967,611
3,813,364
Chile — 0.0%
Republic of Chile
(b)
:
2.55%, 07/27/33 ............ 882 863,478
3.10%, 05/07/41 ............ 618 596,679
3.50%, 01/25/50 ............ 200 199,975
1,660,132
China — 2.1%
People's Republic of China:
2.41%, 06/19/25 ............ CNY 1,489,800 228,951,850
2.85%, 06/04/27 ............ 1,201,200 186,511,666
3.01%, 05/13/28 ............ 475,800 74,496,520
3.13%, 11/21/29 ............ 533,670 83,937,929
2.68%, 05/21/30 ............ 447,700 67,746,562
3.27%, 11/19/30 ............ 219,900 35,067,914
4.08%, 10/22/48 ............ 328,000 56,042,755
3.86%, 07/22/49 ............ 303,500 50,004,837
3.81%, 09/14/50 ............ 160,000 26,268,938
3.72%, 04/12/51 ............ 836,180 136,352,863
945,381,834
Colombia — 0.5%
Republic of Colombia
(b)
:
8.13%, 05/21/24 ............ USD 883 1,019,754
4.50%, 01/28/26 ............ 6,755 7,233,338
3.88%, 04/25/27 ............ 2,469 2,559,736

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Colombia (continued)
4.50%, 03/15/29 ............ USD 94,123 $ 99,140,933
3.00%, 01/30/30 ............ 41,774 39,353,719
3.13%, 04/15/31 ............ 66,408 62,083,179
3.25%, 04/22/32 ............ 13,704 12,765,276
4.13%, 05/15/51 ............ 1,508 1,299,519
225,455,454
Dominican Republic — 0.1%
Dominican Republic Government
Bond
(b)
:
5.95%, 01/25/27
(e)
........... 13,152 14,763,120
4.50%, 01/30/30
(a)
........... 6,223 6,313,623
4.88%, 09/23/32
(a)
........... 9,173 9,358,180
5.30%, 01/21/41
(e)
........... 357 353,162
6.40%, 06/05/49
(e)
........... 4,657 4,931,472
35,719,557
Egypt — 0.1%
Arab Republic of Egypt:
6.13%, 01/31/22
(a)(b)
.......... 370 372,590
6.13%, 01/31/22
(b)(e)
.......... 206 207,442
5.75%, 05/29/24
(a)(b)
.......... 4,992 5,166,720
4.75%, 04/11/25
(a)
........... EUR 265 311,567
5.88%, 06/11/25
(b)(e)
.......... USD 7,967 8,205,213
5.25%, 10/06/25
(a)(b)
.......... 976 990,640
7.60%, 03/01/29
(b)(e)
.......... 8,372 8,623,160
6.38%, 04/11/31
(a)
........... EUR 5,554 6,288,723
7.30%, 09/30/33
(a)(b)
.......... USD 17,666 17,069,773
8.50%, 01/31/47
(a)(b)
.......... 7,723 7,394,772
7.90%, 02/21/48
(b)(e)
.......... 7,752 7,015,560
7.50%, 02/16/61
(a)(b)
.......... 2,080 1,809,600
63,455,760
France — 0.0%
French Republic, 0.75%
,
05/25/52
(a)(e)
EUR 16,655 18,356,835
Germany — 0.2%
Federal Republic of Germany, 0.11%
,
04/15/26
(c)(e)
............... 50,180 64,724,256
Ghana — 0.1%
Republic of Ghana
(b)
:
6.38%, 02/11/27
(e)
........... USD 6,184 5,758,850
7.75%, 04/07/29
(a)
........... 4,918 4,672,100
8.63%, 04/07/34
(a)
........... 17,055 16,116,975
8.75%, 03/11/61
(e)
........... 10,545 9,416,685
35,964,610
Greece — 1.2%
Hellenic Republic:
3.50%, 01/30/23
(e)
........... EUR 884 1,076,110
0.00%, 02/12/26
(a)(e)
.......... 60,466 69,791,549
2.00%, 04/22/27
(a)(e)
.......... 37,246 47,548,897
3.75%, 01/30/28
(e)
........... 1,196 1,684,628
3.88%, 03/12/29
(a)(e)
.......... 20,961 30,122,179
1.50%, 06/18/30
(a)
........... 177,531 218,567,699
0.75%, 06/18/31
(a)(e)
.......... 63,152 72,449,508
3.90%, 01/30/33
(e)
........... 1,249 1,919,759
4.00%, 01/30/37
(e)
........... 996 1,657,406
4.20%, 01/30/42
(e)
........... 977 1,763,870
1.88%, 01/24/52
(a)(e)
.......... 51,740 62,872,128
509,453,733
Guatemala — 0.0%
Republic of Guatemala, 4.65%
,
10/07/41 ................. 10,397 10,132,708
Security
Par (000)
Par (000) Value
Hungary — 0.0%
Hungary Government Bond, 3.13%
,
09/21/51
(a)(b)
............... USD 265 $ 259,927
India — 0.2%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(b)(e)
.......... 1,138 1,147,104
Republic of India:
5.79%, 05/11/30 ............ INR 957,400 12,453,842
5.77%, 08/03/30 ............ 3,903,400 50,956,489
64,557,435
Indonesia — 0.4%
Perusahaan Penerbit SBSN Indonesia
III, 3.80%
,
06/23/50
(b)(e)
........ USD 10,280 10,442,552
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 6.25%
,
01/25/49
(b)(e)
............... 14,543 18,281,460
Republic of Indonesia:
6.50%, 06/15/25 ............ IDR 205,992,000 15,104,881
4.75%, 01/08/26
(b)(e)
.......... USD 865 980,586
3.50%, 01/11/28
(b)
........... 1,167 1,264,955
4.10%, 04/24/28
(b)
........... 12,365 13,874,303
4.75%, 02/11/29
(b)
........... 292 340,212
7.00%, 09/15/30 ............ IDR 516,630,000 37,836,570
8.38%, 03/15/34 ............ 261,755,000 20,574,629
7.50%, 04/15/40 ............ 183,668,000 13,326,757
7.13%, 06/15/42 ............ 264,243,000 18,842,903
4.63%, 04/15/43
(b)(e)
.......... USD 2,985 3,384,803
4.75%, 07/18/47
(b)(e)
.......... 2,985 3,500,472
157,755,083
Ireland — 0.4%
Republic of Ireland
(e)
:
0.20%, 10/18/30 ............ EUR 42,670 49,951,608
0.00%, 10/18/31 ............ 114,910 130,599,879
180,551,487
Israel — 0.0%
State of Israel Government Bond,
2.75%
,
07/03/30
(b)
........... USD 487 517,742
Italy — 1.1%
Republic of Italy
(a)(e)
:
4.75%, 09/01/44 ............ EUR 73,102 135,137,144
1.50%, 04/30/45 ............ 25,359 28,575,609
3.45%, 03/01/48 ............ 40,262 63,494,608
3.85%, 09/01/49 ............ 27,932 47,147,753
2.45%, 09/01/50 ............ 149,765 198,974,951
2.80%, 03/01/67 ............ 6,270 8,534,391
481,864,456
Malaysia — 0.6%
Malaysia Government Bond:
3.50%, 05/31/27 ............ MYR 52,300 12,706,770
3.89%, 08/15/29 ............ 128,100 31,633,155
2.63%, 04/15/31 ............ 779,165 174,494,472
3.83%, 07/05/34 ............ 73,200 17,320,167
4.25%, 05/31/35 ............ 176,800 43,782,969
279,937,533
Mexico — 0.1%
Mex Bonos Desarr Fix Rt, 10.00%
,
11/20/36 .................. MXN 3,477 20,429,470
United Mexican States
(b)
:
3.75%, 01/11/28 ............ USD 6,253 6,809,126
4.50%, 04/22/29 ............ 959 1,076,957
2.66%, 05/24/31 ............ 10,054 9,697,711

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Mexico (continued)
4.75%, 03/08/44 ............ USD 470 $ 499,757
4.35%, 01/15/47 ............ 1,674 1,676,406
4.50%, 01/31/50 ............ 482 493,689
40,683,116
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(b)(e)
3,332 3,490,637
Morocco — 0.1%
Kingdom of Morocco
(a)(b)
:
3.00%, 12/15/32 ............ 15,651 14,848,886
4.00%, 12/15/50 ............ 8,896 8,106,480
22,955,366
Nigeria — 0.1%
(b)
Federal Republic of Nigeria, 7.88%
,
02/16/32
(e)
................ 486 503,101
Nigeria Government Bond
(a)
:
6.13%, 09/28/28 ............ 14,037 14,054,546
7.38%, 09/28/33 ............ 9,122 9,190,415
23,748,062
Oman — 0.0%
(b)
Oman Government Bond
(e)
:
6.50%, 03/08/47 ............ 3,481 3,347,852
6.75%, 01/17/48 ............ 3,490 3,440,485
Oman Sovereign Sukuk Co., 4.88%
,
06/15/30
(a)
................ 246 258,454
7,046,791
Pakistan — 0.0%
Islamic Republic of Pakistan
(b)(e)
:
6.00%, 04/08/26 ............ 2,980 2,950,528
7.38%, 04/08/31 ............ 2,979 2,968,156
5,918,684
Panama — 0.1%
Republic of Panama
(b)
:
3.88%, 03/17/28 ............ 234 253,861
3.16%, 01/23/30 ............ 13,451 13,865,459
2.25%, 09/29/32 ............ 535 501,997
4.50%, 05/15/47 ............ 902 983,349
4.50%, 04/16/50 ............ 5,018 5,448,607
4.50%, 04/01/56 ............ 270 293,085
21,346,358
Paraguay — 0.0%
(b)
Paraguay Government International
Bond, 4.70%
,
03/27/27
(e)
....... 3,122 3,452,347
Republic of Paraguay:
5.00%, 04/15/26
(e)
........... 771 853,545
4.95%, 04/28/31
(a)
........... 3,624 4,077,679
2.74%, 01/29/33
(a)
........... 1,053 1,007,458
5.40%, 03/30/50
(e)
........... 429 491,688
5.40%, 03/30/50
(a)
........... 771 883,662
10,766,379
Peru — 0.0%
(b)
Peru Government Bond, 1.86%
,
12/01/32 ................. 5,831 5,296,370
Republic of Peru:
7.35%, 07/21/25 ............ 427 516,083
2.39%, 01/23/26 ............ 3,543 3,611,203
4.13%, 08/25/27 ............ 587 648,928
2.78%, 01/23/31 ............ 1,964 1,946,570
3.30%, 03/11/41 ............ 430 416,885
12,436,039
Security
Par (000)
Par (000) Value
Philippines — 0.0%
Republic of Philippines
(b)
:
3.75%, 01/14/29 ............ USD 917 $ 1,021,767
6.38%, 01/15/32 ............ 1,702 2,287,382
6.38%, 10/23/34 ............ 3,661 5,055,154
2.95%, 05/05/45 ............ 883 839,844
9,204,147
Qatar — 0.0%
State of Qatar
(b)
:
4.50%, 04/23/28
(e)
........... 879 1,025,024
4.00%, 03/14/29
(a)
........... 2,246 2,551,456
4.40%, 04/16/50
(e)
........... 1,983 2,411,824
5,988,304
Romania — 0.0%
Romania Government Bond
(b)
:
3.00%, 02/14/31
(a)
........... 6,522 6,647,548
6.13%, 01/22/44
(e)
........... 1,020 1,333,204
4.00%, 02/14/51
(e)
........... 504 500,787
8,481,539
Russia — 0.8%
Russian Federation:
4.75%, 05/27/26
(b)(e)
.......... 2,200 2,474,038
4.25%, 06/23/27
(b)(e)
.......... 8,200 9,138,900
7.65%, 04/10/30 ............ RUB 2,402,584 33,964,673
5.90%, 03/12/31 ............ 16,936,425 211,986,699
6.10%, 07/18/35 ............ 7,851,336 95,979,020
353,543,330
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
(b)
:
4.00%, 04/17/25
(e)
........... USD 659 721,276
3.63%, 03/04/28
(e)
........... 474 520,215
4.38%, 04/16/29
(a)
........... 4,949 5,698,773
4.50%, 04/17/30
(e)
........... 5,333 6,239,610
13,179,874
South Africa — 0.1%
Republic of South Africa:
4.88%, 04/14/26
(b)
........... 474 506,676
7.00%, 02/28/31 ............ ZAR 976,265 54,541,368
55,048,044
Spain — 0.9%
Kingdom of Spain
(a)(e)
:
1.25%, 10/31/30 ............ EUR 25,098 31,505,152
0.50%, 10/31/31 ............ 144,028 167,519,691
3.45%, 07/30/66 ............ 120,000 213,143,443
412,168,286
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka
(b)(e)
:
6.85%, 03/14/24 ............ USD 3,275 2,080,239
6.13%, 06/03/25 ............ 600 376,050
6.83%, 07/18/26 ............ 1,000 619,250
7.85%, 03/14/29 ............ 300 182,587
7.55%, 03/28/30 ............ 4,187 2,553,547
5,811,673
Ukraine — 0.1%
Ukraine Government Bond
(b)
:
7.75%, 09/01/23
(e)
........... 2,868 3,065,892
8.99%, 02/01/24
(e)
........... 8,088 8,904,888
7.75%, 09/01/24
(e)
........... 2,394 2,589,709
9.75%, 11/01/28
(e)
........... 592 694,786

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Ukraine (continued)
7.25%, 03/15/33
(a)
........... USD 6,921 $ 6,980,694
22,235,969
United Kingdom — 0.2%
U.K. Treasury Bonds, 3.50%
,
01/22/45
(e)
................ GBP 33,536 64,094,207
Uruguay — 0.0%
Oriental Republic of Uruguay
(b)
:
4.38%, 10/27/27 ............ USD 1,977 2,269,358
4.98%, 04/20/55 ............ 1,700 2,124,308
4,393,666
Total Foreign Government Obligations — 10.1%
(Cost: $4,391,790,146) ........................... 4,445,302,972
Shares
Shares
Investment Companies — 1.6%
BlackRock Liquid Environmentally
Aware Fund, Class Direct
(u)
..... 368,564,167 368,748,449
Consumer Discretionary Select Sector
SPDR Fund ............... 158,234 28,395,091
Financial Select Sector SPDR Fund . 1,441,001 54,080,768
Health Care Select Sector SPDR Fund 200,000 25,460,000
Industrial Select Sector SPDR Fund . 614,081 60,081,685
Invesco Senior Loan ETF ........ 1,103,710 24,403,028
iShares China Large-Cap ETF
(u)
.... 399,549 15,554,443
iShares Core U.S. Aggregate Bond
ETF
(u)
................... 24,400 2,801,852
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(i)(u)
....... 84,892 11,293,183
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(u)
.......... 4,443 488,997
iShares Latin America 40 ETF
(u)
.... 536,067 14,227,218
iShares MSCI Brazil ETF
(u)
....... 496,774 15,961,349
iShares Nasdaq Biotechnology ETF
(u)
29,333 4,742,559
iShares S&P 500 Value ETF
(u)
..... 339,136 49,317,157
SPDR Blackstone Senior Loan ETF . 531,327 24,451,668
SPDR S&P 500 ETF Trust ........ 9,770 4,192,698
VanEck Semiconductor ETF
(i)
...... 28,000 7,175,560
Total Investment Companies — 1.6%
(Cost: $662,676,079) ............................. 711,375,705
Par (000)
Pa r (000)
Municipal Bonds — 1.4%
Arizona - 0.0%
Arizona Health Facilities Authority
(Banner Health), Series 2007B, RB,
VRDN, 0.91%, 10/01/21
(v)
...... 10,240 10,347,023
California - 0.2%
Bay Area Toll Authority
Series 2010S-1, RB,
6.92%, 04/01/40 .......... 12,435 18,773,865
Series 2019F-1, RB,
2.43%, 04/01/26 .......... 6,220 6,563,282
California Pollution Control Financing
Authority (Poseidon Resources
Channelside LP Desalination
Project), Series 2012, RB,
5.00%, 11/21/45
(a)
........... 11,555 12,075,900
Security
Par (000)
Par (000) Value
California (continued)
California State Public Works Board
(Various Capital Projects), Series
2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ USD 7,255 $ 11,411,825
California State University, Series
2020B, RB, 2.98%, 11/01/51 .... 10,810 10,972,798
City of Riverside, Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 6,179,016
Contra Costa Community College
District, Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 4,507,801
Golden State Tobacco Securitization
Corp. (ST APPROP), Series 2021B,
2.75%, 06/01/34
(w)(x)
.......... 4,140 4,188,272
San Jose Redevelopment Agency
Successor Agency, Series 2017A-T,
3.18%, 08/01/26 ............ 4,575 4,993,338
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 3,328,656
Series 2009, GO, 7.55%, 04/01/39 4,840 8,147,076
Series 2009, GO, 7.30%, 10/01/39 7,375 11,663,047
Series 2009, GO, 7.35%, 11/01/39 2,270 3,618,198
University of California, Series 2009R,
RB, 5.77%, 05/15/43 ......... 3,960 5,509,113
111,932,187
Colorado - 0.1%
Colorado Health Facilities
Authority, Series 2019A-2, RB,
5.00%, 08/01/44 ............ 13,500 16,607,970
Connecticut - 0.0%
Connecticut State Health & Educational
Facilities Authority (Quinnipiac
University), Series 2015L, RB,
5.00%, 07/01/45 ............ 6,375 7,229,824
State of Connecticut, Series 2017A,
GO, 3.31%, 01/15/26 ......... 2,265 2,474,762
9,704,586
Delaware - 0.0%
University of Delaware, Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 10,553,925
District of Columbia - 0.0%
District of Columbia
Series 2015, RB, 5.00%, 07/15/34 3,280 3,837,239
Series 2015, RB, 5.00%, 07/15/35 3,280 3,832,844
7,670,083
Florida - 0.1%
County of Broward Airport System,
Series 2019C, RB, 2.91%, 10/01/32 3,100 3,242,228
County of Miami-Dade
Series 2017D, RB, 3.45%, 10/01/30 2,725 2,927,849
Series 2018C, RB, 4.06%, 10/01/31 4,765 5,339,421
Series 2019E, RB, 2.53%, 10/01/30 7,590 7,786,580
Sumter Landing Community
Development District, Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,977,699
22,273,777
Georgia - 0.0%
Municipal Electric Authority of Georgia,
Series 2010A, RB, 6.66%, 04/01/57 2,382 3,645,032
Idaho - 0.0%
Idaho Health Facilities Authority, Series
2017A, RB, 5.00%, 12/01/47 .... 3,180 3,867,452

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Massachusetts - 0.3%
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 USD 805 $ 1,108,574
Series 2019H, GO, 2.90%, 09/01/49 1,055 1,096,915
Massachusetts Development Finance
Agency
Series 2016Q, RB, 5.00%, 07/01/47 6,715 7,885,358
Series 2018J-2, RB,
5.00%, 07/01/48 .......... 6,880 8,302,233
Massachusetts Housing Finance
Agency
Series 2014B, RB, 4.30%, 12/01/34 2,965 3,120,188
Series 2014B, RB, 4.50%, 12/01/39 2,425 2,530,657
Series 2014B, RB, 4.60%, 12/01/44 2,575 2,673,597
Series 2014E, RB, 3.80%, 12/01/29 100 106,410
Series 2014E, RB, 4.05%, 12/01/34 105 110,917
Series 2014E, RB, 4.20%, 12/01/39 110 115,475
Series 2015A, RB, 4.25%, 12/01/35 1,630 1,747,393
Series 2015A, RB, 4.35%, 12/01/40 815 866,573
Series 2015A, RB, 4.50%, 12/01/48 2,575 2,721,569
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 12,013,831
Series 2019B, RB, 2.97%, 10/15/32 9,240 9,748,292
54,147,982
Michigan - 0.0%
City of Detroit Sewage Disposal System
(AGM), Series 2006D, RB, VRDN,
0.70%, 10/01/21
(v)
........... 5,685 5,637,340
Michigan Finance Authority
Series 2014, RB, 5.00%, 06/01/39 4,160 4,680,790
Series 2016, RB, 5.00%, 11/15/28 2,960 3,586,839
Series 2016, RB, 5.00%, 11/15/41 2,620 3,108,028
Michigan State Housing Development
Authority
Series 2018A, RB, 4.00%, 10/01/43 2,710 2,943,927
Series 2018A, RB, 4.05%, 10/01/48 1,250 1,354,600
Series 2018B, RB, 3.55%, 10/01/33 2,830 3,060,928
Royal Oak Hospital Finance Authority
(William Beaumont Hospital
Obligated Group), Series 2014D,
RB, 5.00%, 09/01/39 ......... 4,280 4,723,108
29,095,560
New Jersey - 0.0%
New Jersey Transportation Trust
Fund Authority, Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 4,535,832
Rutgers The State University of
New Jersey, Series 2019R, RB,
3.27%, 05/01/43 ............ 8,950 9,691,508
14,227,340
New York - 0.3%
New York City Housing Development
Corp.
Series 2018C-1-A, RB,
3.70%, 11/01/38 .......... 2,940 3,094,321
Series 2018C-1-B, RB,
3.85%, 11/01/43 .......... 8,840 9,361,295
New York City Transitional Finance
Authority Future Tax Secured
Series 2017F, Sub-Series F-2, RB,
3.05%, 05/01/27 .......... 12,445 13,502,825
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 .......... 12,540 13,996,646
Series 2019C, Sub-Series C-3, RB,
3.35%, 11/01/30 .......... 14,430 15,738,080
Security
Par (000)
Par (000) Value
New York (continued)
New York City Water & Sewer System
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... USD 1,610 $ 2,333,888
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 6,945,619
New York State Dormitory Authority,
Series 2020F, RB, 3.19%, 02/15/43 4,005 4,249,826
New York State Urban Development
Corp.
Series 2017B, RB, 3.12%, 03/15/25 1,365 1,467,279
Series 2017D, RB, 3.32%, 03/15/29 10,345 11,214,394
Series 2019B, RB, 2.35%, 03/15/27 7,845 8,225,639
New York Transportation Development
Corp.
Series 2016A, RB, 5.00%, 07/01/41 945 1,050,471
Series 2016A, RB, 5.00%, 07/01/46 3,480 3,862,034
Series 2016A, RB, 5.25%, 01/01/50 10,150 11,322,833
Port Authority of New York & New
Jersey, Series 2012-174, RB,
4.46%, 10/01/62 ............ 8,520 11,514,098
State of New York, Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 11,876,124
State of New York Mortgage
Agency, Series 2014-189, RB,
3.85%, 10/01/34 ............ 1,510 1,548,188
131,303,560
Ohio - 0.1%
American Municipal Power, Inc., Series
2010B, RB, 7.83%, 02/15/41 .... 4,015 6,554,046
JobsOhio Beverage System, Series
2013B, RB, 3.99%, 01/01/29 .... 12,270 13,735,038
20,289,084
Oregon - 0.1%
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 6,710 7,955,108
Series 2003B, GO, 5.68%, 06/30/28 11,965 14,394,374
Series 2005A, GO, 4.76%, 06/30/28 8,793 9,954,631
State of Oregon, Series 2003, GO,
5.89%, 06/01/27 ............ 8,785 10,560,009
42,864,122
Pennsylvania - 0.0%
City of Philadelphia, Series 2017B, RB,
5.00%, 07/01/42 ............ 3,500 4,139,485
Commonwealth Financing Authority,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,863,120
General Authority of Southcentral
Pennsylvania, Series 2014A, RB,
5.00%, 06/01/44 ............ 2,595 2,919,998
Pennsylvania Turnpike Commission,
Series 2016A-1, RB,
5.00%, 12/01/41 ............ 7,835 9,225,791
18,148,394
Puerto Rico - 0.1%
Puerto Rico Electric Power Authority
(b)
(h)(m)
Series 2003NN, RB,
5.50%, 07/01/20 .......... 2,060 1,911,924
Series 2007TT-RSA-1, RB,
5.00%, 07/01/18 .......... 1,915 1,874,487
Series 2008WW, RB,
5.38%, 07/01/24 .......... 1,530 1,497,632
Series 2008WW, RB,
5.25%, 07/01/33 .......... 2,930 2,719,386
Series 2010AAA, RB,
5.25%, 07/01/21 .......... 1,710 1,587,082

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Puerto Rico (continued)
Series 2010AAA, RB,
5.25%, 07/01/26 .......... USD 940 $ 920,114
Series 2010WW-RSA-1, RB,
5.50%, 07/01/38 .......... 6,160 6,029,681
Series 2010ZZ, RB, 5.25%, 07/01/23 500 464,059
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 1,125,671
Series 2010ZZ-RSA-1, RB,
5.00%, 07/01/18 .......... 1,225 1,199,084
Series 2010ZZ-RSA-1, RB,
5.25%, 07/01/18 .......... 6,255 6,122,672
Series 2012A, RB, 5.00%, 07/01/42 980 909,556
Series 2012A-RSA-1, RB,
5.00%, 07/01/42 .......... 5,820 5,696,874
Series 2012A-RSA-1, RB,
5.05%, 07/01/42 .......... 1,030 1,008,210
Series 2013A-RSA-1, RB,
7.00%, 07/01/43 .......... 7,405 7,460,538
Series 2020CCC, RB,
5.25%, 07/01/28 .......... 1,635 1,517,473
Puerto Rico Sales Tax Financing
Corp., Series 2018A-1, RB,
4.75%, 07/01/53
(b)
........... 2,048 2,338,181
44,382,624
South Carolina - 0.0%
Lexington County Health Services
District, Inc., Series 2016, RB,
5.00%, 11/01/41 ............ 2,995 3,507,504
South Carolina Public Service Authority,
Series 2016D, RB, 2.39%, 12/01/23 818 848,626
4,356,130
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 1,065 1,133,788
Series 2018-3, RB, 3.95%, 01/01/49 845 905,942
2,039,730
Texas - 0.0%
Dallas/Fort Worth International
Airport, Series 2019A-2, RB,
3.14%, 11/01/45 ............ 2,360 2,467,356
Texas A&M University, Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 6,453,235
Texas Municipal Gas Acquisition &
Supply Corp. I, Series 2008D, RB,
6.25%, 12/15/26 ............ 1,680 1,955,856
Texas Private Activity Bond Surface
Transportation Corp., Series 2019,
RB, 5.00%, 06/30/58 ......... 10,000 11,995,900
22,872,347
Virginia - 0.1%
Tobacco Settlement Financing
Corp., Series 2007A-1, RB,
6.71%, 06/01/46 ............ 12,075 12,596,761
Virginia College Building Authority,
Series 2020B, RB, 1.97%, 02/01/32 6,520 6,415,810
Virginia Small Business Financing
Authority (Transform 66 P3 Project),
Series 2017, RB, 5.00%, 12/31/47 2,900 3,470,807
22,483,378
Security
Par (000)
Par (000) Value
Washington - 0.0%
Central Puget Sound Regional Transit
Authority, Series 2015S-1, RB,
5.00%, 11/01/50 ............ USD 4,800 $ 5,511,120
Grant County Public Utility District No.
2 (The Priest Rapids Project), Series
2015M, RB, 4.58%, 01/01/40 .... 2,550 3,263,668
8,774,788
Total Municipal Bonds — 1.4%
(Cost: $557,634,338) ............................. 611,587,074
Non-Agency Mortgage-Backed Securities — 7.4%
Collateralized Mortgage Obligations — 3.5%
Cayman Islands — 0.1%
(b)
Prima Capital CRE Securitization Ltd.
(a)
(d)
:
Series 2015-4A, Class C, 4.00%,
08/24/49
(b)
.............. 3,920 3,854,536
Series 2016-6A, Class C, 4.00%,
08/24/40
(b)
.............. 16,840 16,967,984
20,822,520
Netherlands — 0.0%
(c)
Domi BV, Series 2021-1, Class A,
(EURIBOR 3 Month + 0.63%),
0.09%, 06/15/53
(e)
........... EUR 3,059 3,559,827
Dutch Property Finance BV:
Series 2021-1, Class B, (EURIBOR
3 Month + 1.10%), 0.56%,
07/28/58
(e)
.............. 740 865,903
Series 2021-2, Class A, (EURIBOR
3 Month + 0.70%), 0.16%,
04/28/59
(e)
.............. 2,976 3,463,841
Series 2021-2, Class B, (EURIBOR
3 Month + 0.80%), 0.26%,
04/28/59
(e)
.............. 820 950,066
Series 2021-2, Class C, (EURIBOR
3 Month + 1.05%), 0.51%,
04/28/59
(e)
.............. 504 583,942
Paragon Mortgages No. 25 plc:
Series 25, Class B, (LIBOR GBP
3 Month + 0.95%), 1.02%,
05/15/50
(e)
.............. GBP 3,805 5,135,690
Series 25, Class C, (LIBOR GBP
3 Month + 1.30%), 1.37%,
05/15/50
(e)
.............. 2,985 4,033,472
18,592,741
United Kingdom — 0.2%
(c)
Atlas Funding plc:
Series 2021-1, Class C, (SONIA3M
IR + 1.70%), 1.75%, 07/25/58
(e)
125 170,345
Series 2021-1, Class D, (SONIA3M
IR + 2.25%), 2.30%, 07/25/58
(e)
110 150,409
Canada Square Funding plc:
Series 2021-2, Class A, (SONIA3M
IR + 0.78%), 0.83%, 06/17/58
(e)
2,061 2,791,077
Series 2021-2, Class B, (SONIA3M
IR + 1.20%), 1.25%, 06/17/58
(e)
382 517,862
Series 2021-2, Class C, (SONIA3M
IR + 1.60%), 1.65%, 06/17/58
(e)
102 138,295
CMF plc:
Series 2020-1, Class B, (SONIA1M
IR + 1.00%), 1.05%, 01/16/57
(e)
220 295,787

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2020-1, Class C, (SONIA1M
IR + 1.25%), 1.30%, 01/16/57
(e)
GBP 100 $ 134,644
Finsbury Square:
Series 2021-1GRX, Class AGRN,
(SONIA3M IR + 0.65%), 0.70%,
12/16/67
(e)
.............. 2,869 3,881,612
Series 2021-1GRX, Class B,
(SONIA3M IR + 1.00%), 1.05%,
12/16/67
(e)
.............. 1,470 1,987,149
Series 2021-1GRX, Class C,
(SONIA3M IR + 1.25%), 1.30%,
12/16/67
(e)
.............. 1,045 1,413,917
Finsbury Square plc:
Series 2018-2, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.16%,
09/12/68
(e)
.............. 5,982 8,097,909
Series 2018-2, Class D, (LIBOR
GBP 3 Month + 2.60%), 2.66%,
09/12/68
(e)
.............. 950 1,287,222
Series 2019-2, Class C, (SONIO/N +
2.05%), 2.10%, 09/16/69
(e)
... 385 523,181
Series 2019-2, Class D, (SONIO/N +
2.35%), 2.40%, 09/16/69
(e)
... 280 380,771
Series 2019-3, Class C, (SONIA3M
IR + 2.00%), 2.05%, 12/16/69
(e)
790 1,076,127
Series 2020-1X, Class C, (SONIA3M
IR + 1.35%), 1.40%, 03/16/70
(e)
210 284,104
Gemgarto plc:
Series 2018-1, Class C, (SONIA3M
IR + 1.35%), 1.40%, 09/16/65
(e)
976 1,311,190
Series 2018-1, Class D, (SONIA3M
IR + 1.65%), 1.70%, 09/16/65
(e)
335 448,562
Series 2021-1X, Class C, (SONIA3M
IR + 1.30%), 1.35%, 12/16/67
(e)
218 294,655
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (LIBOR GBP 3
Month + 0.30%), 0.37%, 06/18/39
(e)
6,150 7,902,745
Hops Hill No. 1 plc:
Series 1, Class C, (SONIA1M IR +
1.85%), 1.90%, 05/27/54
(e)
... 200 273,747
Series 1, Class D, (SONIA1M IR +
2.35%), 2.40%, 05/27/54
(e)
... 100 137,217
Lanebrook Mortgage Transaction plc:
Series 2020-1, Class C, (SONIA3M
IR + 2.25%), 2.30%, 06/12/57
(e)
370 509,936
Series 2021-1, Class A, (SONIO/N +
0.65%), 0.70%, 07/20/58
(e)
... 2,177 2,940,010
Series 2021-1, Class B, (SONIO/N +
0.95%), 1.00%, 07/20/58
(e)
... 266 358,817
Series 2021-1, Class C, (SONIO/N +
1.25%), 1.30%, 07/20/58
(e)
... 158 213,205
Series 2021-1, Class D, (SONIO/N +
1.65%), 1.70%, 07/20/58
(e)
... 103 139,086
London Wall Mortgage Capital
plc, Series 2021-FL1, Class A,
(SONIA3M IR + 0.75%), 0.80%,
05/15/51
(e)
................ 2,213 3,000,473
Mortimer BTL plc:
Series 2021-1, Class A, (SONIA3M
IR + 0.70%), 0.75%, 06/23/53
(e)
2,313 3,123,888
Series 2021-1, Class B, (SONIA3M
IR + 1.10%), 1.15%, 06/23/53
(e)
334 453,456
Series 2021-1, Class C, (SONIA3M
IR + 1.45%), 1.50%, 06/23/53
(e)
110 150,186
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Newgate Funding plc, Series 2006-1,
Class BB, (EURIBOR 3 Month +
0.28%), 0.00%, 12/01/50
(e)
..... EUR 1,244 $ 1,421,485
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (EURIBOR 3 Month
+ 0.48%), 0.00%, 11/15/38
(e)
.... 801 911,734
Precise Mortgage Funding plc:
Series 2020-1B, Class B, (SONIA1M
IR + 1.45%), 1.50%, 10/16/56
(e)
GBP 115 156,564
Series 2020-1B, Class C, (SONIA1M
IR + 1.70%), 1.75%, 10/16/56
(e)
100 135,484
Series 2020-1B, Class D, (SONIA1M
IR + 1.95%), 2.00%, 10/16/56
(e)
100 135,251
Residential Mortgage Securities 32 plc,
Series 32X, Class C, (SONIA3M IR
+ 2.20%), 2.25%, 06/20/70
(e)
.... 1,025 1,407,940
Ripon Mortgages plc:
Series 1X, Class B2, (LIBOR GBP
3 Month + 1.20%), 1.27%,
08/20/56
(e)
.............. 1,480 2,016,275
Series 1X, Class C1, (LIBOR GBP
3 Month + 1.50%), 1.57%,
08/20/56
(e)
.............. 11,572 15,904,813
RMAC No.2 plc, Series 2018-2, Class
C, (LIBOR GBP 3 Month + 1.85%),
1.91%, 06/12/46
(e)
........... 420 569,049
RMAC Securities No. 1 plc, Series
2007-NS1X, Class A2A, (LIBOR
GBP 3 Month + 0.15%), 0.21%,
06/12/44
(e)
................ 373 486,184
RMAC Securities No.1 plc:
Series 2006-NS1X, Class M1C,
(EURIBOR 3 Month + 0.25%),
0.00%, 06/12/44
(e)
......... EUR 143 160,706
Series 2007-NS1X, Class M1C,
(EURIBOR 3 Month + 0.27%),
0.00%, 06/12/44
(e)
......... 2,461 2,745,583
Together Asset-Backed Securitisation
2021-1st1 plc:
Series 2021-1ST1, Class B,
(SONIO/N + 0.95%), 1.00%,
07/12/63
(e)
.............. GBP 157 211,575
Series 2021-1ST1, Class C,
(SONIO/N + 1.25%), 1.30%,
07/12/63
(e)
.............. 107 144,186
Together Asset-Backed Securitisation
plc, Series 2021-1ST1, Class
A, (SONIO/N + 0.70%), 0.75%,
07/12/63
(e)
................ 1,548 2,086,044
Tower Bridge Funding:
Series 2021-1, Class C, (SONIA3M
IR + 1.85%), 1.90%, 07/21/64
(e)
365 497,979
Series 2021-1, Class D, (SONIA3M
IR + 2.15%), 2.20%, 07/21/64
(e)
253 345,116
Tower Bridge Funding plc:
Series 2020-1, Class C, (SONIA3M
IR + 2.45%), 2.50%, 09/20/63
(e)
150 205,708
Series 2020-1, Class D, (SONIA3M
IR + 3.45%), 3.50%, 09/20/63
(e)
119 163,588
Series 2021-2, Class A, (SONIA3M
IR + 0.78%), 0.83%, 11/20/63
(e)
1,395 1,886,463
Series 2021-2, Class B, (SONIA3M
IR + 1.10%), 1.15%, 11/20/63
(e)
253 342,605
Series 2021-2, Class C, (SONIA3M
IR + 1.50%), 1.55%, 11/20/63
(e)
140 190,987

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-2, Class D, (SONIA3M
IR + 1.80%), 1.85%, 11/20/63
(e)
GBP 170 $ 231,242
Twin Bridges plc:
Series 2018-1, Class D, (LIBOR
GBP 3 Month + 2.05%), 2.11%,
09/12/50
(e)
.............. 843 1,146,126
Series 2019-1, Class C, (LIBOR
GBP 3 Month + 1.70%), 1.76%,
12/12/52
(e)
.............. 550 744,504
Series 2019-2, Class C, (SONIA3M
IR + 2.00%), 2.05%, 06/12/53
(e)
565 767,710
Series 2019-2, Class D, (SONIA3M
IR + 2.60%), 2.65%, 06/12/53
(e)
250 340,494
Series 2020-1, Class C, (SONIA3M
IR + 2.25%), 2.30%, 12/12/54
(e)
390 538,088
Series 2020-1, Class D, (SONIA3M
IR + 3.00%), 3.05%, 12/12/54
(e)
225 312,575
Series 2021-1, Class C, (SONIA3M
IR + 1.60%), 1.65%, 03/12/55
(e)
436 598,117
Series 2021-1, Class D, (SONIA3M
IR + 2.10%), 2.15%, 03/12/55
(e)
220 302,705
Series 2021-2, Class A, (SONIO/N +
0.66%), 0.71%, 09/12/55
(e)
... 3,497 4,713,959
Series 2021-2, Class B, (SONIO/N +
0.90%), 0.95%, 09/12/55
(e)
... 819 1,103,812
Series 2021-2, Class C, (SONIO/N +
1.15%), 1.20%, 09/12/55
(e)
... 435 586,294
Series 2021-2, Class D, (SONIO/N +
1.50%), 1.55%, 09/12/55
(e)
... 187 252,029
88,150,558
United States — 3.2%
Agate Bay Mortgage Trust
(a)(c)
:
Series 2014-1, Class B5, 3.82%,
07/25/44 ............... USD 2,805 2,783,434
Series 2014-2, Class B5, 3.87%,
09/25/44 ............... 2,951 2,943,587
Series 2014-3, Class B5, 3.83%,
11/25/44 ............... 2,807 2,783,840
Series 2015-1, Class B5, 3.75%,
01/25/45 ............... 1,323 1,252,868
Series 2015-3, Class B5, 3.57%,
04/25/45 ............... 1,521 1,452,164
Series 2015-4, Class B5, 3.55%,
06/25/45 ............... 1,061 1,017,002
Alternative Loan Trust:
Series 2005-72, Class A3, (LIBOR
USD 1 Month + 0.60%), 0.69%,
01/25/36
(c)
.............. 2,232 2,144,896
Series 2005-22T1, Class A1, (LIBOR
USD 1 Month + 0.35%), 0.44%,
06/25/35
(c)
.............. 8,756 7,447,731
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 4,037 2,811,559
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 716 518,020
Series 2006-23CB, Class 2A5,
(LIBOR USD 1 Month + 0.40%),
0.49%, 08/25/36
(c)
......... 7,869 1,498,182
Series 2006-34, Class A3, (LIBOR
USD 1 Month + 0.70%), 0.79%,
11/25/46
(c)
.............. 5,306 2,046,348
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,633 2,001,349
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-J7, Class 2A1, (Cost
of Funds for the 11th District of
San Francisco + 1.50%), 1.76%,
11/20/46
(c)
.............. USD 4,849 $ 3,699,918
Series 2006-OA11, Class A4,
(LIBOR USD 1 Month + 0.38%),
0.47%, 09/25/46
(c)
......... 3,486 3,324,570
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 1.73%), 1.82%, 11/25/46
(c)
.. 11,827 10,315,837
Series 2006-OA16, Class A4C,
(LIBOR USD 1 Month + 0.68%),
0.77%, 10/25/46
(c)
......... 10,615 7,901,453
Series 2006-OA21, Class A1,
(LIBOR USD 1 Month + 0.19%),
0.28%, 03/20/47
(c)
......... 4,290 3,704,479
Series 2006-OC7, Class 2A3,
(LIBOR USD 1 Month + 0.50%),
0.59%, 07/25/46
(c)
......... 6,630 6,474,709
Series 2006-OC10, Class 2A3,
(LIBOR USD 1 Month + 0.46%),
0.55%, 11/25/36
(c)
......... 4,209 4,134,934
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 22,523 14,721,844
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 792 506,154
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 4,221 2,742,825
Series 2007-OA3, Class 1A1,
(LIBOR USD 1 Month + 0.14%),
0.23%, 04/25/47
(c)
......... 4,040 3,706,405
Series 2007-OA3, Class 2A2,
(LIBOR USD 1 Month + 0.18%),
0.27%, 04/25/47
(c)
......... 36 447
Series 2007-OA8, Class 2A1,
(LIBOR USD 1 Month + 0.18%),
0.45%, 06/25/47
(c)
......... 761 621,102
Series 2007-OH2, Class A2A,
(LIBOR USD 1 Month + 0.48%),
0.57%, 08/25/47
(c)
......... 945 921,397
American Home Mortgage Assets
Trust
(c)
:
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.94%), 1.03%, 10/25/46 ... 3,012 2,460,004
Series 2006-4, Class 1A12, (LIBOR
USD 1 Month + 0.21%), 0.30%,
10/25/46 ............... 6,301 4,055,264
Series 2006-5, Class A1, (Federal
Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.92%), 1.01%, 11/25/46 ... 11,103 4,561,688
Angel Oak Mortgage Trust
(a)(c)
:
Series 2019-2, Class B2, 6.29%,
03/25/49 ............... 1,284 1,303,082
Series 2019-5, Class B1, 3.96%,
10/25/49 ............... 715 714,310
APS Resecuritization Trust
(a)(c)
:
Series 2016-1, Class 1MZ, 3.68%,
07/31/57 ............... 19,794 7,436,531
Series 2016-3, Class 3A, (LIBOR
USD 1 Month + 2.85%), 2.94%,
09/27/46 ............... 9,091 9,097,338

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2016-3, Class 4A, (LIBOR
USD 1 Month + 2.60%), 2.69%,
04/27/47 ............... USD 1,079 $ 1,078,761
Banc of America Funding Trust
(a)(c)
:
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 9,819 2,715,922
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 3,690 3,827,862
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (LIBOR USD 1 Month +
0.15%), 0.39%, 05/28/36
(a)(c)
.... 6,331 6,168,825
Bear Stearns ALT-A Trust
(c)
:
Series 2006-6, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 0.41%,
11/25/36 ............... 2,536 2,446,833
Series 2007-1, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 0.41%,
01/25/47 ............... 2,161 2,032,534
Bear Stearns Asset-Backed Securities
I Trust
(f)
:
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ............... 2,647 2,379,137
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ............... 4,199 3,633,872
Bear Stearns Mortgage Funding Trust
(c)
:
Series 2006-SL1, Class A1, (LIBOR
USD 1 Month + 0.28%), 0.36%,
08/25/36 ............... 1,924 1,901,724
Series 2007-AR2, Class A1, (LIBOR
USD 1 Month + 0.17%), 0.26%,
03/25/37 ............... 132 125,957
Series 2007-AR3, Class 1A1,
(LIBOR USD 1 Month + 0.14%),
0.23%, 03/25/37 .......... 1,968 1,892,831
Series 2007-AR4, Class 2A1,
(LIBOR USD 1 Month + 0.21%),
0.30%, 06/25/37 .......... 1,390 1,373,609
BRAVO Residential Funding Trust
(a)(c)
:
Series 2019-NQM1, Class B2,
5.69%, 07/25/59 .......... 2,054 2,074,811
Series 2019-NQM2, Class B2,
4.80%, 11/25/59 .......... 1,794 1,803,589
Central Park Funding Trust, Series
2021-2, Class PT, (LIBOR USD 1
Month + 3.00%), 3.09%, 10/27/22
(a)(c)
1,065 1,064,737
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 54,205 33,143,315
CHL Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 2.58%,
11/25/35
(c)
.............. 1,254 1,201,474
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.96%), 1.05%, 04/25/46
(c)
.. 29,368 11,662,975
Series 2006-OA5, Class 3A1,
(LIBOR USD 1 Month + 0.40%),
0.49%, 04/25/46
(c)
......... 1,509 1,428,526
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 14,623 8,172,662
CIM Trust, Series 2019-J2, Class B4,
3.79%, 10/25/49
(a)(c)
.......... 1,664 1,667,008
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 3,798 3,436,746
Security
Par (000)
Par (000) Value
United States (continued)
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... USD 5,264 $ 4,696,128
Citigroup Mortgage Loan Trust
(a)
:
Series 2014-C, Class B2, 4.25%,
02/25/54 ............... 582 612,768
Series 2019-IMC1, Class B1, 3.97%,
07/25/49
(c)
.............. 2,793 2,822,677
Series 2019-IMC1, Class B2, 5.41%,
07/25/49
(c)
.............. 5,580 5,708,290
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 1,112 1,117,754
COLT Mortgage Loan Trust, Series
2020-2, Class M1, 5.25%, 03/25/65
(a)
(c)
...................... 2,734 2,799,229
Credit Suisse Mortgage Capital
Certificates, Series 2009-12R, Class
3A1, 6.50%, 10/27/37
(a)
........ 21,077 11,519,351
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (LIBOR USD 1 Month +
1.35%), 1.44%, 11/25/35
(c)
...... 3,286 627,580
CSMC Trust
(a)
:
Series 2014-4R, Class 16A3,
(LIBOR USD 1 Month + 0.20%),
0.29%, 02/27/36
(c)(d)
........ 2,700 2,597,981
Series 2014-9R, Class 9A1, (LIBOR
USD 1 Month + 0.12%), 0.21%,
08/27/36
(c)
.............. 3,246 3,021,419
Series 2014-11R, Class 16A1,
3.01%, 09/27/47
(c)
......... 1,623 1,654,392
Series 2014-SAF1, Class B5, 4.00%,
03/25/44
(c)
.............. 2,847 2,799,251
Series 2015-4R, Class 1A4, (LIBOR
USD 1 Month + 0.15%), 0.24%,
10/27/36
(c)
.............. 6,201 5,156,875
Series 2017-2, Class CERT, 0.00%,
02/01/47 ............... 6,295 5,835,034
Series 2021-JR1, Class A1, 2.46%,
09/27/66
(c)
.............. 81,707 81,707,188
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(c)(d)
............. 2,245 2,171,440
Series 2021-JR1, Class B2, 31.66%,
09/27/66
(c)(d)
............. 3,897 3,385,139
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(c)(d)
............. 3,760 1,323,533
Deephaven Residential Mortgage Trust,
Series 2020-1, Class B2, 4.54%,
01/25/60
(a)(c)
............... 2,341 2,356,965
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4,
Class A2A, (LIBOR USD 1 Month +
0.17%), 0.26%, 08/25/47
(c)
..... 2,683 2,934,658
Deutsche Alt-A Securities, Inc., Series
2007-RS1, Class A2, (LIBOR USD 1
Month + 0.50%), 0.59%, 01/27/37
(a)(c)
64 62,536
Deutsche Alt-B Securities Mortgage
Loan Trust
(c)
:
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 1,080 1,071,573
Series 2006-AB3, Class A8, (LIBOR
USD 1 Month + 0.00%), 6.36%,
07/25/36 ............... 687 681,410

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Federal Home Loan Mortgage Corp.
STACR REMIC Trust
(a)(c)
:
Series 2021-DNA5, Class B1,
(SOFR30A + 3.05%), 3.10%,
01/25/34 ............... USD 6,420 $ 6,556,765
Series 2021-DNA5, Class B2,
(SOFR30A + 5.50%), 5.55%,
01/25/34 ............... 7,062 7,558,770
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(c)
:
Series 2020-DNA4, Class M2,
(LIBOR USD 1 Month + 3.75%),
3.84%, 08/25/50 .......... 2,786 2,810,245
Series 2020-DNA5, Class B1,
(SOFR30A + 4.80%), 4.85%,
10/25/50 ............... 1,640 1,751,138
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.05%,
12/25/50 ............... 6,290 6,368,760
Series 2021-DNA1, Class B1,
(SOFR30A + 2.65%), 2.70%,
01/25/51 ............... 14,757 14,827,562
Series 2021-DNA1, Class B2,
(SOFR30A + 4.75%), 4.80%,
01/25/51 ............... 9,010 9,211,957
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 3.55%,
10/25/33 ............... 13,120 13,743,314
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.05%,
08/25/33 ............... 15,276 15,464,049
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.05%,
08/25/33 ............... 9,179 9,459,506
Series 2021-HQA2, Class B1,
(SOFR30A + 3.15%), 3.20%,
12/25/33 ............... 6,508 6,597,157
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(a)(c)
:
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.45%,
08/25/33 ............... 12,560 13,016,772
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.05%,
08/25/33 ............... 11,360 12,951,597
FHLMC STACR REMIC Trust, Series
2021-HQA3, Class B1, (SOFR30A +
3.35%), 3.40%, 09/25/41
(a)(c)
.... 9,582 9,582,125
GCAT Trust, Series 2020-NQM2, Class
B1, 4.85%, 04/25/65
(a)(c)
....... 4,430 4,626,166
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT +
2.00%), 2.09%, 03/25/36
(c)
..... 1,920 1,913,050
GS Mortgage-Backed Securities Corp.
Trust
(a)(c)
:
Series 2019-PJ2, Class B4, 4.43%,
11/25/49 ............... 2,609 2,779,096
Series 2020-PJ2, Class B4, 3.62%,
07/25/50 ............... 1,893 1,913,935
Security
Par (000)
Par (000) Value
United States (continued)
GSMPS Mortgage Loan Trust
(a)(c)
:
Series 2005-RP1, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
0.44%, 01/25/35 .......... USD 3,486 $ 3,244,520
Series 2005-RP2, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
0.44%, 03/25/35 .......... 4,080 3,857,597
Series 2006-RP1, Class 1AF1,
(LIBOR USD 1 Month + 0.35%),
0.44%, 01/25/36 .......... 3,301 2,767,594
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 2.73%,
01/25/35
(c)
.............. 488 499,573
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 283 335,997
Series 2007-OA2, Class 2A1,
2.33%, 06/25/47
(c)
......... 1,874 1,516,707
HarborView Mortgage Loan Trust
(c)
:
Series 2006-12, Class 1A1A,
(LIBOR USD 1 Month + 0.21%),
0.29%, 12/19/36 .......... 24,712 23,345,737
Series 2007-4, Class 2A2, (LIBOR
USD 1 Month + 0.25%), 0.34%,
07/19/47 ............... 1,491 1,385,751
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a)(c)
............... 6,360 6,642,698
Impac Secured Assets Trust, Series
2006-3, Class A1, (LIBOR USD 1
Month + 0.34%), 0.43%, 11/25/36
(c)
2,515 2,333,564
Imperial Fund Mortgage Trust, Series
2020-NQM1, Class A3, 2.05%,
10/25/55
(a)(c)
............... —
(g)
—
IndyMac INDX Mortgage Loan Trust
(c)
:
Series 2006-AR15, Class A1,
(LIBOR USD 1 Month + 0.24%),
0.33%, 07/25/36 .......... 808 778,251
Series 2006-AR35, Class 1A1A,
(LIBOR USD 1 Month + 0.18%),
0.27%, 01/25/37 .......... 5,019 5,110,873
Series 2007-AR19, Class 3A1,
2.97%, 09/25/37 .......... 5,494 4,431,385
Series 2007-FLX5, Class 2A2,
(LIBOR USD 1 Month + 0.24%),
0.33%, 08/25/37 .......... 2,088 1,963,017
J.P. Morgan Mortgage Trust
(a)(c)
:
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 112,070 113,348,299
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 228,389 3,505,767
Series 2021-INV5, Class A5A,
2.50%, 12/25/51 .......... 22,523 22,583,128
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 13,435 201,518
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 241,823 1,349,458
Series 2021-INV5, Class B1, 3.19%,
12/25/51 ............... 12,360 12,309,860
Series 2021-INV5, Class B2, 3.19%,
12/25/51 ............... 3,627 3,545,366
Series 2021-INV5, Class B3, 3.19%,
12/25/51 ............... 4,030 3,794,731
Series 2021-INV5, Class B4, 3.19%,
12/25/51 ............... 2,687 2,114,027
Series 2021-INV5, Class B5, 3.19%,
12/25/51 ............... 941 667,651

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-INV5, Class B6, 3.19%,
12/25/51 ............... USD 3,224 $ 1,311,998
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 3.29%,
05/25/37
(c)
................ 1,093 1,019,274
JPMorgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(LIBOR USD 1 Month + 4.25%),
4.34%, 11/25/24
(a)(c)
.......... 1,719 1,659,757
JPMorgan Mortgage Trust
(c)
:
Series 2007-A1, Class 4A1, 2.31%,
07/25/35 ............... 19 19,311
Series 2014-OAK4, Class B4,
3.87%, 09/25/44
(a)
......... 440 438,050
Series 2021-4, Class B1, 2.90%,
08/25/51
(a)
.............. 29,042 29,328,715
Series 2021-4, Class B2, 2.90%,
08/25/51
(a)
.............. 7,360 7,415,427
Series 2021-4, Class B3, 2.90%,
08/25/51
(a)
.............. 6,953 6,662,340
Legacy Mortgage Asset Trust
(a)
:
Series 2020-GS5, Class A1, 3.25%,
06/25/60 ............... 6,291 6,392,622
Series 2020-SL1, Class A, 2.73%,
01/25/60
(f)
.............. 5,426 5,469,430
Series 2021-GS2, Class A1, 1.75%,
04/25/61
(f)
.............. 43,339 43,383,306
Lehman XS Trust, Series 2007-16N,
Class AF2, (LIBOR USD 1 Month +
0.95%), 1.04%, 09/25/47
(c)
..... 4,857 6,098,254
Loan Revolving Advance Investment
Trust
(a)(c)
:
Series 2021-1, Class A1X, (LIBOR
USD 1 Month + 2.75%), 2.83%,
12/31/22 ............... 33,690 33,690,000
Series 2021-2, Class A1X, (LIBOR
USD 1 Month + 2.75%), 2.83%,
06/30/23 ............... 44,916 44,916,000
MASTR Resecuritization Trust, Series
2008-3, Class A1, 0.52%, 08/25/37
(a)
(c)
...................... 1,847 989,222
MCM Trust,   3.00%, 08/28/28 ..... 10,152 3,627,462
MCM Trust 2018-NPL2,   3.00%,
08/25/28 ................. 13,186 13,185,997
Mello Warehouse Securitization Trust
(a)
(c)
:
Series 2020-2, Class F, (LIBOR
USD 1 Month + 3.25%), 3.34%,
11/25/53 ............... 3,500 3,490,191
Series 2021-2, Class E, (LIBOR
USD 1 Month + 2.75%), 2.84%,
04/25/55 ............... 2,010 2,007,150
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class
A2, (LIBOR USD 1 Month + 0.42%),
0.51%, 04/25/37
(c)
........... 4,136 4,107,160
MFA Trust
(a)(c)
:
Series 2020-NQM1, Class A3,
2.30%, 08/25/49 .......... 604 608,281
Series 2021-NQM1, Class B1,
3.51%, 04/25/65 .......... 6,050 6,034,286
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (LIBOR
USD 1 Month + 0.16%), 0.41%,
12/26/46
(a)(c)
............... 1,574 1,559,755
Security
Par (000)
Par (000) Value
United States (continued)
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(LIBOR USD 1 Month + 0.34%),
0.43%, 04/16/36
(a)(c)
.......... USD 9,666 $ 9,012,011
NACC Reperforming Loan REMIC
Trust
(a)
:
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 3,968 3,988,490
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 911 938,058
New Residential Mortgage Loan Trust
(a)
(c)
:
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 3,136 3,297,138
Series 2020-RPL1, Class B3, 3.89%,
11/25/59 ............... 10,258 9,299,022
Series 2020-RPL2, Class A1, 3.58%,
08/25/25 ............... 19,153 19,471,104
Nomura Asset Acceptance Corp.
Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(c)
............. 996 1,021,924
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(f)
.............. 797 839,080
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(f)
.............. 1,658 522,608
Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.51%,
06/25/37
(c)
.............. 881 766,694
NYMT Loan Trust, Series 2020-SP2,
Class A1, 2.94%, 10/25/60
(a)(c)
... 27,152 27,382,870
Provident Funding Mortgage
Warehouse Securitization Trust,
Series 2021-1, Class F, (LIBOR
USD 1 Month + 4.50%), 4.59%,
02/25/55
(a)(c)
............... 4,260 4,232,174
PRPM LLC
(a)(f)
:
Series 2020-3, Class A1, 2.86%,
09/25/25 ............... 33,785 33,853,072
Series 2020-5, Class A1, 3.10%,
11/25/25 ............... 26,899 27,062,679
Series 2021-4, Class A1, 1.87%,
04/25/26 ............... 8,268 8,256,802
RALI Trust, Series 2007-QH9, Class
A1, 1.33%, 11/25/37
(c)
......... 736 707,210
RCKT Mortgage Trust, Series 2020-1,
Class B4, 3.52%, 02/25/50
(a)(c)
... 1,722 1,729,086
Reperforming Loan REMIC Trust
(a)(c)
:
Series 2005-R2, Class 1AF1,
(LIBOR USD 1 Month + 0.34%),
0.43%, 06/25/35 .......... 1,699 1,646,196
Series 2005-R3, Class AF, (LIBOR
USD 1 Month + 0.40%), 0.48%,
09/25/35 ............... 2,455 2,190,626
Residential Mortgage Loan Trust,
Series 2019-3, Class B2, 5.66%,
09/25/59
(a)(c)
............... 5,100 5,287,213
RFMSI Trust, Series 2006-SA2, Class
2A1, 4.44%, 08/25/36
(c)
........ 9,342 7,573,473
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 4.27%,
05/25/57
(c)
................ 1,415 811,887
Seasoned Loans Structured
Transaction Trust, Series 2020-2,
Class M1, 4.75%, 09/25/60
(a)(c)
... 24,922 25,946,622

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 2.77%, 07/20/37
(c)
.. USD 2,281 $ 2,082,783
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 2.25%,
04/25/37
(c)
................ 537 357,075
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)(c)
............... 4,942 5,074,812
Station Place Securitization Trust
(a)(c)
:
Series 2021-WL1, Class E, (LIBOR
USD 1 Month + 2.00%), 2.09%,
01/26/54 ............... 3,000 2,992,436
Series 2021-WL1, Class F, (LIBOR
USD 1 Month + 2.50%), 2.59%,
01/26/54 ............... 3,225 3,216,901
Structured Adjustable Rate Mortgage
Loan Trust
(c)
:
Series 2005-11, Class 1A1, 2.89%,
05/25/35 ............... 910 770,331
Series 2006-3, Class 4A, 3.01%,
04/25/36 ............... 1,747 1,308,070
Structured Asset Mortgage Investments
II Trust
(c)
:
Series 2006-AR2, Class A1, (LIBOR
USD 1 Month + 0.46%), 0.55%,
02/25/36 ............... 2,041 1,923,339
Series 2006-AR4, Class 3A1,
(LIBOR USD 1 Month + 0.38%),
0.47%, 06/25/36 .......... 4,741 4,496,679
Series 2006-AR5, Class 2A1,
(LIBOR USD 1 Month + 0.42%),
0.51%, 05/25/46 .......... 1,348 1,204,305
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2006-
RF4, Class 2A1, 6.00%, 10/25/36
(a)
2,456 1,839,276
Texas Capital Bank NA,   (LIBOR
USD 3 Month + 4.50%), 4.63%,
09/30/24
(a)(c)
............... 33,200 33,313,999
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (LIBOR
USD 1 Month + 0.10%), 2.03%,
06/25/46
(c)
................ 3,382 2,789,216
TVC DSCR,   2.38%, 02/01/51
(d)
.... 40,145 40,144,658
TVC Holding,   0.00%, 02/01/51
(d)
... 10,036 12,608,434
TVC Mortgage Trust, Series 2020-
RTL1, Class A1, 3.47%, 09/25/24
(a)
3,880 3,905,451
Verus Securitization Trust
(a)(c)
:
Series 2019-4, Class B1, 3.86%,
11/25/59 ............... 1,400 1,415,550
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,415 1,430,646
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,852,646
Visio Trust
(a)(c)
:
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,848,202
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,989,870
Vista Point Securitization Trust
(a)(c)
:
Series 2020-1, Class B1, 5.38%,
03/25/65 ............... 1,800 1,861,935
Series 2020-2, Class B1, 4.90%,
04/25/65 ............... 1,160 1,209,099
Security
Par (000)
Par (000) Value
United States (continued)
WaMu Mortgage Pass-Through
Certificates Trust
(c)
:
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.99%), 1.08%, 06/25/46 ... USD 393 $ 387,301
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.75%), 0.84%, 06/25/47 ... 8,595 8,333,854
Series 2007-OA5, Class 2A, (Cost
of Funds for the 11th District of
San Francisco + 1.25%), 1.51%,
06/25/47 ............... 2,867 2,575,095
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust:
Series 2005-9, Class 5A6, (LIBOR
USD 1 Month + 0.55%), 0.64%,
11/25/35
(c)
.............. 803 566,605
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 326 303,529
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 2,629 2,325,965
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 3,733 3,850,338
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(f)
.............. 3,948 3,915,595
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(f)
.............. 1,049 1,040,925
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.72%), 0.81%, 12/25/46
(c)
.. 6,700 5,974,196
Western Alliance Cln,   (LIBOR USD 3
Month + 5.50%), 5.63%, 12/28/24
(c)
102,400 102,316,491
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 3.99%, 11/20/44
(a)
(c)
...................... 1,651 1,609,030
1,411,851,849
1,539,417,668
Commercial Mortgage-Backed Securities — 3.7%
Cayman Islands — 0.0%
(a)
PFP Ltd.
(c)
:
Series 2019-5, Class A, (LIBOR
USD 1 Month + 0.97%), 1.05%,
04/14/36
(b)
.............. 935 934,562
Series 2019-5, Class AS, (LIBOR
USD 1 Month + 1.42%), 1.50%,
04/14/36
(b)
.............. 2,140 2,137,592
Prima Capital CRE Securitization 2020-
VIII Ltd., Series 2020-8A, Class C,
3.00%, 12/01/70
(b)(d)
.......... 8,140 7,735,442
10,807,596
Ireland — 0.1%
(c)
Agora Securities DAC, Series 2021-
1X, Class A, (SONIO/N + 1.20%),
1.25%, 08/17/31
(e)
........... GBP 1,262 1,700,031
Atom Mortgage Securities DAC:
Series 1X, Class D, (SONIO/N +
1.90%), 1.95%, 07/22/31
(e)
... 1,960 2,641,836
Series 1X, Class E, (SONIO/N +
2.80%), 2.85%, 07/22/31
(e)
... 2,219 2,989,355

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Ireland (continued)
Haus European Loan Conduit No. DAC:
Series 39X, Class A1, (EURIBOR
3 Month + 0.65%), 0.65%,
07/28/51
(e)
.............. EUR 2,509 $ 2,914,929
Series 39X, Class B, (EURIBOR
3 Month + 1.10%), 1.10%,
07/28/51
(e)
.............. 1,039 1,205,617
Series 39X, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
07/28/51
(e)
.............. 841 975,849
Series 39X, Class D, (EURIBOR
3 Month + 2.00%), 2.00%,
07/28/51
(e)
.............. 970 1,124,972
Last Mile Logistics Pan Euro Finance
DAC:
Series 1X, Class A, (EURIBOR
3 Month + 0.75%), 0.75%,
08/17/33
(e)
.............. 1,878 2,182,471
Series 1X, Class B, (EURIBOR
3 Month + 1.05%), 1.05%,
08/17/33
(e)
.............. 1,146 1,328,998
Series 1X, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
08/17/33
(e)
.............. 1,356 1,572,460
Series 1X, Class D, (EURIBOR
3 Month + 1.90%), 1.90%,
08/17/33
(e)
.............. 1,050 1,217,656
Last Mile Securities PE DAC:
Series 2021-1X, Class B, (EURIBOR
3 Month + 1.20%), 1.20%,
08/17/31
(e)
.............. 939 1,089,524
Series 2021-1X, Class C, (EURIBOR
3 Month + 1.60%), 1.60%,
08/17/31
(e)
.............. 1,061 1,232,192
Pearl Finance 2020 DAC:
Series 2020-1, Class A2, (EURIBOR
3 Month + 1.90%), 1.90%,
11/17/32
(e)
.............. 1,195 1,386,904
Series 2020-1, Class B, (EURIBOR
3 Month + 2.50%), 2.50%,
11/17/32
(e)
.............. 1,435 1,665,404
River Green Finance 2020 DAC:
Series 2020-1, Class B, (EURIBOR
3 Month + 1.05%), 1.05%,
01/22/32
(e)
.............. 552 639,069
Series 2020-1, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
01/22/32
(e)
.............. 330 381,595
Scorpio European Loan Conduit No. 34
DAC, Series 34A, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.17%,
05/17/29
(a)
................ GBP 2,747 3,701,081
Taurus CMBS:
Series 2021-UK4X, Class A,
(SONIO/N + 0.95%), 1.00%,
08/17/31
(e)
.............. 3,178 4,292,631
Series 2021-UK4X, Class B,
(SONIO/N + 1.50%), 1.55%,
08/17/31
(e)
.............. 1,575 2,126,612
Series 2021-UK4X, Class D,
(SONIO/N + 2.10%), 2.15%,
08/17/31
(e)
.............. 2,451 3,304,954
Taurus FR DAC:
Series 2019-1FR, Class B,
(EURIBOR 3 Month + 1.45%),
1.45%, 02/02/31
(e)
......... EUR 378 438,071
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2019-1FR, Class C,
(EURIBOR 3 Month + 1.95%),
1.95%, 02/02/31
(e)
......... EUR 401 $ 464,774
Taurus UK DAC:
Series 2019-UK2, Class B, (LIBOR
GBP 3 Month + 1.80%), 1.87%,
11/17/29
(e)
.............. GBP 3,522 4,748,850
Series 2019-UK2, Class C, (LIBOR
GBP 3 Month + 2.10%), 2.17%,
11/17/29
(e)
.............. 2,177 2,933,873
Series 2021-UK1X, Class B,
(SONIO/N + 1.30%), 1.35%,
05/17/31
(e)
.............. 886 1,194,802
Series 2021-UK1X, Class C,
(SONIO/N + 1.65%), 1.70%,
05/17/31
(e)
.............. 540 728,316
Series 2021-UK1X, Class D,
(SONIO/N + 2.60%), 2.65%,
05/17/31
(e)
.............. 551 745,556
50,928,382
United Kingdom — 0.1%
(c)
Canary Wharf Finance II plc:
Series II, Class C2, (LIBOR GBP
3 Month + 1.38%), 1.45%,
10/22/37
(e)
.............. 2,100 2,429,867
Series II, Class D2, (LIBOR GBP
3 Month + 2.10%), 2.17%,
10/22/37
(e)
.............. 14,689 16,996,345
Sage AR Funding No. 1 plc, Series
1X, Class C, (SONIO/N + 2.15%),
2.20%, 11/17/30
(e)
........... 535 724,352
20,150,564
United States — 3.5%
1211 Avenue of the Americas Trust
(a)(c)
:
Series 2015-1211, Class C, 4.28%,
08/10/35 ............... USD 1,100 1,180,370
Series 2015-1211, Class D, 4.28%,
08/10/35 ............... 1,530 1,601,603
Series 2015-1211, Class E, 4.28%,
08/10/35 ............... 2,360 2,402,647
245 Park Avenue Trust
(a)(c)
:
Series 2017-245P, Class D, 3.78%,
06/05/37 ............... 1,100 1,129,496
Series 2017-245P, Class E, 3.78%,
06/05/37 ............... 5,691 5,752,751
280 Park Avenue Mortgage Trust
(a)(c)
:
Series 2017-280P, Class D, (LIBOR
USD 1 Month + 1.54%), 1.62%,
09/15/34 ............... 3,660 3,659,947
Series 2017-280P, Class E, (LIBOR
USD 1 Month + 2.12%), 2.20%,
09/15/34 ............... 15,305 15,266,353
Series 2017-280P, Class F, (LIBOR
USD 1 Month + 2.83%), 2.91%,
09/15/34 ............... 1,370 1,363,166
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 3.18%, 04/15/34
(a)(c)
4,827 4,842,125
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 1,165 1,000,733

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Ashford Hospitality Trust, Series
2018-ASHF, Class D, (LIBOR USD 1
Month + 2.10%), 2.18%, 04/15/35
(a)(c)
USD 2,013 $ 1,995,265
Atrium Hotel Portfolio Trust
(a)(c)
:
Series 2017-ATRM, Class D, (LIBOR
USD 1 Month + 1.95%), 2.03%,
12/15/36 ............... 12,415 12,360,182
Series 2017-ATRM, Class E, (LIBOR
USD 1 Month + 3.05%), 3.13%,
12/15/36 ............... 4,005 3,889,641
BAMLL Commercial Mortgage
Securities Trust
(a)(c)
:
Series 2015-200P, Class F, 3.72%,
04/14/33 ............... 5,531 5,640,376
Series 2016-ISQ, Class C, 3.73%,
08/14/34 ............... 1,530 1,583,450
Series 2017-SCH, Class AF, (LIBOR
USD 1 Month + 1.00%), 1.08%,
11/15/33 ............... 250 244,981
Series 2017-SCH, Class BF, (LIBOR
USD 1 Month + 1.40%), 1.48%,
11/15/33 ............... 6,440 6,282,867
Series 2017-SCH, Class CL, (LIBOR
USD 1 Month + 1.50%), 1.58%,
11/15/32 ............... 2,560 2,232,986
Series 2017-SCH, Class DL, (LIBOR
USD 1 Month + 2.00%), 2.08%,
11/15/32 ............... 5,070 4,211,243
Series 2018-DSNY, Class C, (LIBOR
USD 1 Month + 1.35%), 1.43%,
09/15/34 ............... 590 587,769
Series 2018-DSNY, Class D, (LIBOR
USD 1 Month + 1.70%), 1.78%,
09/15/34 ............... 4,862 4,830,179
BANK, Series 2020-BN28, Class D,
2.50%, 03/15/63
(a)
........... 1,000 914,786
Bayview Commercial Asset Trust
(a)(c)
:
Series 2005-3A, Class A1, (LIBOR
USD 1 Month + 0.48%), 0.57%,
11/25/35 ............... 4,014 3,837,857
Series 2005-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 0.54%,
01/25/36 ............... 7,379 7,108,386
Series 2005-4A, Class A2, (LIBOR
USD 1 Month + 0.59%), 0.67%,
01/25/36 ............... 178 172,800
Series 2005-4A, Class M1, (LIBOR
USD 1 Month + 0.68%), 0.76%,
01/25/36 ............... 477 465,762
Series 2006-1A, Class A2, (LIBOR
USD 1 Month + 0.54%), 0.63%,
04/25/36 ............... 681 650,582
Series 2006-2A, Class A2, (LIBOR
USD 1 Month + 0.42%), 0.51%,
07/25/36 ............... 1,310 1,266,376
Series 2006-3A, Class A1, (LIBOR
USD 1 Month + 0.25%), 0.34%,
10/25/36 ............... 982 949,703
Series 2006-3A, Class A2, (LIBOR
USD 1 Month + 0.30%), 0.39%,
10/25/36 ............... 1,065 1,031,974
Series 2006-4A, Class A1, (LIBOR
USD 1 Month + 0.35%), 0.43%,
12/25/36 ............... 2,933 2,846,655
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-1, Class A2, (LIBOR
USD 1 Month + 0.27%), 0.36%,
03/25/37 ............... USD 2,107 $ 2,019,562
Series 2007-2A, Class A1, (LIBOR
USD 1 Month + 0.27%), 0.36%,
07/25/37 ............... 2,617 2,519,612
Series 2007-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 0.54%,
09/25/37 ............... 10,623 10,204,762
Series 2007-6A, Class A4A, (LIBOR
USD 1 Month + 1.50%), 1.59%,
12/25/37 ............... 11,648 11,469,916
Series 2008-2, Class A4A, (LIBOR
USD 1 Month + 2.50%), 2.59%,
04/25/38 ............... 4,427 4,478,556
BBCMS Mortgage Trust
(a)(c)
:
Series 2018-CHRS, Class E, 4.41%,
08/05/38 ............... 2,640 2,340,354
Series 2018-TALL, Class A, (LIBOR
USD 1 Month + 0.72%), 0.81%,
03/15/37 ............... 2,453 2,445,333
Series 2019-BWAY, Class D, (LIBOR
USD 1 Month + 2.16%), 2.24%,
11/15/34 ............... 2,369 2,321,453
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.16%, 11/05/36
(a)(c)
.... 2,313 1,977,588
Bear Stearns Commercial Mortgage
Securities Trust
(c)
:
Series 2005-PWR7, Class B, 5.21%,
02/11/41 ............... 870 864,456
Series 2007-T26, Class AM, 5.51%,
01/12/45 ............... 2,027 2,012,318
Beast Mortgage Trust
(a)(c)
:
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 1.18%,
04/15/36 ............... 6,829 6,831,055
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 1.43%,
04/15/36 ............... 8,403 8,405,512
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 1.68%,
04/15/36 ............... 7,896 7,898,381
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 2.18%,
04/15/36 ............... 6,692 6,694,022
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 2.98%,
04/15/36 ............... 6,430 6,431,930
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 3.88%,
04/15/36 ............... 7,248 7,250,185
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 4.99%,
04/15/36 ............... 5,096 5,097,541
Benchmark Mortgage Trust
(a)
:
Series 2018-B3, Class D, 3.21%,
04/10/51
(c)
.............. 570 532,321
Series 2019-B10, Class 3CCA,
4.03%, 03/15/62
(c)
......... 4,139 4,398,754
Series 2020-B16, Class D, 2.50%,
02/15/53 ............... 70 60,987
BFLD Trust, Series 2020-EYP, Class
E, (LIBOR USD 1 Month + 3.70%),
3.78%, 10/15/35
(a)(c)
.......... 9,640 9,706,572

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
BHMS, Series 2018-ATLS, Class A,
(LIBOR USD 1 Month + 1.25%),
1.33%, 07/15/35
(a)(c)
.......... USD 15,173 $ 15,213,375
BPR Trust, Series 2021-TY, Class E,
(LIBOR USD 1 Month + 3.60%),
3.70%, 09/25/38
(a)(c)
.......... 5,768 5,778,962
BWAY Mortgage Trust
(a)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 4,630 4,939,688
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 9,999,205
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 671,190
Series 2013-1515, Class F, 4.06%,
03/10/33
(c)
.............. 601 615,882
BX Commercial Mortgage Trust
(a)
:
Series 2018-BIOA, Class B, (LIBOR
USD 1 Month + 0.87%), 0.95%,
03/15/37
(c)
.............. 660 660,193
Series 2018-BIOA, Class E, (LIBOR
USD 1 Month + 1.95%), 2.03%,
03/15/37
(c)
.............. 5,810 5,808,616
Series 2018-BIOA, Class F, (LIBOR
USD 1 Month + 2.47%), 2.55%,
03/15/37
(c)
.............. 8,115 8,120,297
Series 2018-IND, Class G, (LIBOR
USD 1 Month + 2.05%), 2.13%,
11/15/35
(c)
.............. 4,260 4,271,602
Series 2018-IND, Class H, (LIBOR
USD 1 Month + 3.00%), 3.08%,
11/15/35
(c)
.............. 31,798 31,909,341
Series 2019-XL, Class A, (LIBOR
USD 1 Month + 0.92%), 1.00%,
10/15/36
(c)
.............. 3,920 3,927,405
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 2.38%,
10/15/36
(c)
.............. 40,268 40,380,898
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 2.73%,
10/15/36
(c)
.............. 45,607 45,707,784
Series 2020-BXLP, Class F, (LIBOR
USD 1 Month + 2.00%), 2.08%,
12/15/36
(c)
.............. 42,136 42,175,808
Series 2020-BXLP, Class G, (LIBOR
USD 1 Month + 2.50%), 2.58%,
12/15/36
(c)
.............. 10,732 10,719,088
Series 2020-FOX, Class E, (LIBOR
USD 1 Month + 3.60%), 3.68%,
11/15/32
(c)
.............. 12,210 12,233,297
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(c)
.............. 510 547,071
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 9,330 9,722,522
Series 2020-VKNG, Class F, (LIBOR
USD 1 Month + 2.75%), 2.83%,
10/15/37
(c)
.............. 7,670 7,708,301
Series 2021-MC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.18%,
04/15/34
(c)
.............. 3,107 3,056,350
Series 2021-MC, Class F, (LIBOR
USD 1 Month + 2.35%), 2.43%,
04/15/34
(c)
.............. 3,250 3,169,958
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 0.99%,
02/15/33
(c)(d)
............. 30,039 30,039,000
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 2.23%,
02/15/33
(c)(d)
............. USD 18,413 $ 18,413,000
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 4.33%,
02/15/33
(c)(d)
............. 12,322 12,322,000
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
2.88%, 06/15/38
(c)
......... 25,340 25,380,701
Series 2021-SOAR, Class J, (LIBOR
USD 1 Month + 3.75%), 3.83%,
06/15/38
(c)
.............. 19,950 19,950,036
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 2.89%,
05/15/38
(c)
.............. 12,799 12,831,006
BX Trust
(a)(c)
:
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 12,225 12,920,446
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 17,899 18,477,354
Series 2021-LBA, Class FJV,
(LIBOR USD 1 Month + 2.40%),
2.48%, 02/15/36 .......... 11,223 11,222,828
Series 2021-LBA, Class FV, (LIBOR
USD 1 Month + 2.40%), 2.48%,
02/15/36 ............... 9,000 8,999,862
Series 2021-LBA, Class GJV,
(LIBOR USD 1 Month + 3.00%),
3.08%, 02/15/36 .......... 14,732 14,731,778
Series 2021-LBA, Class GV, (LIBOR
USD 1 Month + 3.00%), 3.08%,
02/15/36 ............... 11,655 11,654,824
Series 2021-MFM1, Class E, (LIBOR
USD 1 Month + 2.25%), 2.33%,
01/15/34 ............... 2,880 2,882,712
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.08%,
01/15/34 ............... 4,460 4,487,671
Series 2021-SDMF, Class J, (LIBOR
USD 1 Month + 4.03%), 4.13%,
09/15/23 ............... 3,228 3,218,360
Series 2021-VIEW, Class E, (LIBOR
USD 1 Month + 3.60%), 3.68%,
06/15/23 ............... 13,063 13,062,969
Series 2021-VIV5, Class A, 1.00%,
03/09/44 ............... 5,618 5,805,058
BXP Trust
(a)(c)
:
Series 2017-CC, Class D, (LIBOR
USD 1 Month + 0.00%), 3.67%,
08/13/37 ............... 1,930 2,028,760
Series 2017-CC, Class E, (LIBOR
USD 1 Month + 0.00%), 3.67%,
08/13/37 ............... 3,820 3,883,045
Series 2017-GM, Class D, 3.54%,
06/13/39 ............... 1,520 1,594,670
Series 2017-GM, Class E, 3.54%,
06/13/39 ............... 3,300 3,343,554
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 2.23%,
12/15/37
(a)(c)
............... 14,638 14,646,951
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class C, 5.01%,
05/10/58
(c)
.............. 6,142 6,726,521
Series 2018-TAN, Class A, 4.24%,
02/15/33
(a)
.............. 3,210 3,314,498

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-TAN, Class B, 4.69%,
02/15/33
(a)
.............. USD 3,870 $ 3,986,323
Series 2018-TAN, Class C, 5.29%,
02/15/33
(a)
.............. 3,020 3,118,295
Series 2018-TAN, Class E, 6.66%,
02/15/33
(a)(c)
............. 1,180 1,212,354
CFK Trust
(a)(c)
:
Series 2019-FAX, Class D, 4.79%,
01/15/39 ............... 6,897 7,640,564
Series 2019-FAX, Class E, 4.79%,
01/15/39 ............... 6,152 6,528,645
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, (LIBOR
USD 1 Month + 1.50%), 1.58%,
06/15/34
(a)(c)
............... 16,410 16,390,410
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.26%,
03/10/47
(c)
.............. 1,156 1,239,243
Series 2015-GC27, Class C, 4.57%,
02/10/48
(c)
.............. 7,133 7,487,959
Series 2016-C1, Class D, 5.11%,
05/10/49
(a)(c)
............. 1,180 1,204,779
Series 2016-GC37, Class C, 5.09%,
04/10/49
(c)
.............. 2,110 2,262,558
Series 2016-P3, Class C, 5.06%,
04/15/49
(c)
.............. 80 83,918
Series 2016-P3, Class D, 2.80%,
04/15/49
(a)(c)
............. 340 279,860
Series 2019-PRM, Class D, 4.35%,
05/10/36
(a)
.............. 1,890 1,986,879
Series 2019-PRM, Class E, 4.89%,
05/10/36
(a)(c)
............. 11,599 12,024,358
Series 2019-PRM, Class F, 4.89%,
05/10/36
(a)(c)
............. 5,775 5,843,709
Series 2019-SMRT, Class D, 4.90%,
01/10/36
(a)(c)
............. 17,385 18,387,562
Series 2019-SMRT, Class E, 4.90%,
01/10/36
(a)(c)
............. 1,081 1,132,368
Series 2020-420K, Class E, 3.42%,
11/10/42
(a)(c)
............. 2,660 2,470,916
Cold Storage Trust
(a)(c)
:
Series 2020-ICE5, Class E, (LIBOR
USD 1 Month + 2.77%), 2.85%,
11/15/37 ............... 15,600 15,639,200
Series 2020-ICE5, Class F, (LIBOR
USD 1 Month + 3.49%), 3.58%,
11/15/37 ............... 7,334 7,370,590
Commercial Mortgage Trust:
Series 2013-300P, Class D, 4.54%,
08/10/30
(a)(c)
............. 750 773,351
Series 2013-GAM, Class A2, 3.37%,
02/10/28
(a)
.............. 732 729,166
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(c)
............. 4,864 4,609,052
Series 2014-CR15, Class C, 4.86%,
02/10/47
(c)
.............. 670 715,584
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ............... 2,275 2,413,174
Series 2015-LC19, Class D, 2.87%,
02/10/48
(a)
.............. 359 349,044
Series 2015-LC21, Class C, 4.48%,
07/10/48
(c)
.............. 6,490 6,776,823
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 2,196,201
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(c)
............. 1,840 1,778,432
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-COR2, Class D, 3.00%,
09/10/50
(a)
.............. USD 486 $ 455,993
Series 2018-HCLV, Class B, (LIBOR
USD 1 Month + 1.40%), 1.48%,
09/15/33
(a)(c)
............. 3,955 3,920,163
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... 32 32,736
Credit Suisse Mortgage Capital
Certificates
(a)(c)
:
Series 2019-ICE4, Class A, (LIBOR
USD 1 Month + 0.98%), 1.06%,
05/15/36 ............... 1,550 1,554,442
Series 2019-ICE4, Class B, (LIBOR
USD 1 Month + 1.23%), 1.31%,
05/15/36 ............... 2,600 2,601,852
Series 2019-ICE4, Class C, (LIBOR
USD 1 Month + 1.43%), 1.51%,
05/15/36 ............... 2,800 2,801,986
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 2.23%,
05/15/36 ............... 14,101 14,123,564
Series 2019-ICE4, Class F, (LIBOR
USD 1 Month + 2.65%), 2.73%,
05/15/36 ............... 14,894 14,911,919
Series 2020-NET, Class D, 3.83%,
08/15/37 ............... 560 585,203
Series 2021-980M, Class E, 3.65%,
07/15/31 ............... 3,955 3,762,772
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class C, 5.05%,
11/15/51
(c)
.............. 570 630,108
Series 2018-CX12, Class C, 4.92%,
08/15/51
(c)
.............. 1,586 1,729,751
Series 2019-C15, Class D, 3.00%,
03/15/52
(a)
.............. 909 806,141
Series 2019-C17, Class C, 3.93%,
09/15/52 ............... 3,720 3,918,572
CSMC Trust
(a)
:
Series 2017-PFHP, Class A, (LIBOR
USD 1 Month + 0.95%), 1.03%,
12/15/30
(c)
.............. 2,310 2,310,281
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 2,241,251
Series 2020-FACT, Class E, (LIBOR
USD 1 Month + 4.86%), 4.95%,
10/15/37
(c)
.............. 7,360 7,551,930
DBGS Mortgage Trust
(a)(c)
:
Series 2018-BIOD, Class B, (LIBOR
USD 1 Month + 0.89%), 0.97%,
05/15/35 ............... 353 353,134
Series 2018-BIOD, Class D, (LIBOR
USD 1 Month + 1.30%), 1.38%,
05/15/35 ............... 139 139,340
Series 2019-1735, Class F, 4.33%,
04/10/37 ............... 2,873 2,407,449
DBUBS Mortgage Trust
(a)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ............... 6,680 7,084,107
Series 2017-BRBK, Class D, (LIBOR
USD 1 Month + 0.00%), 3.65%,
10/10/34
(c)
.............. 3,760 3,885,913
Series 2017-BRBK, Class E, (LIBOR
USD 1 Month + 0.00%), 3.65%,
10/10/34
(c)
.............. 9,340 9,516,611

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-BRBK, Class F, 3.65%,
10/10/34
(c)
.............. USD 2,880 $ 2,889,096
Del Amo Fashion Center Trust, Series
2017-AMO, Class D, 3.76%,
06/05/35
(a)(c)
............... 1,938 1,517,134
Extended Stay America Trust
(a)(c)
:
Series 2021-ESH, Class A, (LIBOR
USD 1 Month + 1.08%), 1.16%,
07/15/38 ............... 12,374 12,408,556
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.33%,
07/15/38 ............... 23,050 23,335,804
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 2.93%,
07/15/38 ............... 14,922 15,072,054
Series 2021-ESH, Class F, (LIBOR
USD 1 Month + 3.70%), 3.78%,
07/15/38 ............... 15,559 15,734,636
GCT Commercial Mortgage Trust
(a)(c)
:
Series 2021-GCT, Class A, (LIBOR
USD 1 Month + 0.80%), 0.88%,
02/15/38 ............... 3,230 3,233,255
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 2.43%,
02/15/38 ............... 770 770,709
Grace Trust, Series 2020-GRCE, Class
E, 2.77%, 12/10/40
(a)(c)
........ 5,700 5,312,120
GS Mortgage Securities Corp. II
(a)
:
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ............... 7,340 8,299,143
Series 2012-TMSQ, Class D, 3.57%,
12/10/30
(c)
.............. 2,620 2,495,976
Series 2017-375H, Class A, 3.59%,
09/10/37
(c)
.............. 1,460 1,584,739
GS Mortgage Securities Corp. Trust
(a)
:
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 6,110 6,095,638
Series 2019-BOCA, Class A, (LIBOR
USD 1 Month + 1.20%), 1.28%,
06/15/38
(c)
.............. 3,284 3,287,033
Series 2020-TWN3, Class B, (LIBOR
USD 1 Month + 2.50%), 2.58%,
11/15/37
(c)
.............. 536 539,378
Series 2020-TWN3, Class D,
(LIBOR USD 1 Month + 3.70%),
3.78%, 11/15/37
(c)
......... 400 404,934
Series 2021-ROSS, Class A, (LIBOR
USD 1 Month + 1.15%), 1.23%,
05/15/26
(c)
.............. 2,320 2,322,308
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(c)
............. 2,652 2,726,944
Series 2014-GC20, Class B, 4.53%,
04/10/47
(c)
.............. 370 381,587
Series 2015-590M, Class E, 3.93%,
10/10/35
(a)(c)
............. 4,140 4,097,757
Series 2017-GS7, Class D, 3.00%,
08/10/50
(a)
.............. 3,909 3,605,011
Series 2017-GS7, Class E, 3.00%,
08/10/50
(a)
.............. 3,926 3,489,189
Series 2019-GSA1, Class C, 3.93%,
11/10/52
(c)
.............. 1,130 1,190,598
GSCG Trust, Series 2019-600C, Class
F, 4.12%, 09/06/34
(a)(c)
........ 5,780 5,678,327
Security
Par (000)
Par (000) Value
United States (continued)
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(c)
............... USD 1,181 $ 1,158,226
HONO Mortgage Trust, Series 2021-
LULU, Class F, (LIBOR USD 1
Month + 4.40%), 4.50%, 10/15/36
(a)(c)
5,561 5,561,000
Hudson Yards Mortgage Trust
(a)(c)
:
Series 2019-30HY, Class E, 3.56%,
07/10/39 ............... 4,966 5,005,098
Series 2019-55HY, Class F, 3.04%,
12/10/41 ............... 8,659 8,250,052
IMT Trust
(a)
:
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 4,317,317
Series 2017-APTS, Class DFX,
3.61%, 06/15/34
(c)
......... 1,350 1,385,939
Series 2017-APTS, Class EFX,
3.61%, 06/15/34
(c)
......... 2,090 2,112,987
Independence Plaza Trust
(a)
:
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,279,644
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,759,992
JP Morgan Chase Commercial
Mortgage Securities Trust
(a)(c)
:
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 2.53%,
04/15/38 ............... 11,570 11,584,377
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 3.03%,
04/15/38 ............... 12,160 12,179,374
JPMBB Commercial Mortgage
Securities Trust
(c)
:
Series 2014-C22, Class B, 4.70%,
09/15/47 ............... 1,096 1,132,028
Series 2015-C33, Class D1, 4.27%,
12/15/48
(a)
.............. 4,979 4,901,768
JPMCC Commercial Mortgage
Securities Trust:
Series 2017-JP5, Class D, 4.76%,
03/15/50
(a)(c)
............. 2,519 2,555,736
Series 2017-JP7, Class B, 4.05%,
09/15/50 ............... 840 917,342
Series 2019-COR5, Class A3,
3.12%, 06/13/52 .......... 2,890 3,053,571
Series 2019-COR5, Class C, 3.75%,
06/13/52 ............... 2,264 2,337,095
JPMorgan Chase Commercial
Mortgage Securities Corp.
(a)
:
Series 2017-FL10, Class E, (LIBOR
USD 1 Month + 3.90%), 3.98%,
06/15/32
(c)
.............. 1,135 1,131,633
Series 2018-AON, Class A, 4.13%,
07/05/31 ............... 4,834 5,094,251
JPMorgan Chase Commercial
Mortgage Securities Trust:
Series 2015-JP1, Class C, 4.89%,
01/15/49
(c)
.............. 1,650 1,786,375
Series 2015-JP1, Class D, 4.39%,
01/15/49
(c)
.............. 7,843 7,611,072
Series 2016-NINE, Class A, 2.95%,
09/06/38
(a)(c)
............. 3,399 3,602,708
Series 2018-PHH, Class A, (LIBOR
USD 1 Month + 1.06%), 2.56%,
06/15/35
(a)(c)
............. 3,566 3,552,970

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-WPT, Class DFX,
5.35%, 07/05/33
(a)
......... USD 3,274 $ 3,431,192
Series 2019-MFP, Class E, (LIBOR
USD 1 Month + 2.16%), 2.24%,
07/15/36
(a)(c)
............. 5,580 5,513,387
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 3.08%,
07/15/36
(a)(c)
............. 8,059 7,936,079
Series 2019-OSB, Class E, 3.91%,
06/05/39
(a)(c)
............. 3,216 3,352,217
Series 2020-609M, Class D, (LIBOR
USD 1 Month + 2.77%), 2.85%,
10/15/33
(a)(c)
............. 2,500 2,505,488
Series 2020-MKST, Class E, (LIBOR
USD 1 Month + 2.25%), 2.33%,
12/15/36
(a)(c)
............. 2,600 2,538,460
KKR Industrial Portfolio Trust, Series
2021-KDIP, Class F, (LIBOR USD 1
Month + 2.05%), 2.13%, 12/15/37
(a)(c)
5,830 5,837,274
KNDL Mortgage Trust, Series 2019-
KNSQ, Class E, (LIBOR USD 1
Month + 1.80%), 1.88%, 05/15/36
(a)(c)
11,601 11,600,896
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(c)
:
Series 2006-2A, Class M2, (LIBOR
USD 1 Month + 0.39%), 0.48%,
09/25/36 ............... 248 247,547
Series 2006-2A, Class M3, (LIBOR
USD 1 Month + 0.45%), 0.54%,
09/25/36 ............... 4,727 4,438,060
Series 2007-1A, Class 1A, (LIBOR
USD 1 Month + 0.25%), 0.34%,
03/25/37 ............... 1,404 1,377,142
Series 2007-3A, Class M2, (LIBOR
USD 1 Month + 2.00%), 2.09%,
10/25/37 ............... 5,850 5,094,388
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.43%, 03/15/38
(a)(c)
.... 14,610 14,646,543
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.32%,
04/20/48
(a)(c)
............... 774 799,107
MAD Mortgage Trust
(a)(c)
:
Series 2017-330M, Class D, 4.11%,
08/15/34 ............... 2,925 2,975,007
Series 2017-330M, Class E, 4.17%,
08/15/34 ............... 4,493 4,518,394
Manhattan West Mortgage Trust, Series
2020-1MW, Class D, (LIBOR USD 1
Month + 0.00%), 2.41%, 09/10/39
(a)(c)
2,088 2,067,104
MFT Trust
(a)(c)
:
Series 2020-ABC, Class C, 3.59%,
02/10/42 ............... 13,308 13,148,160
Series 2020-ABC, Class D, 3.59%,
02/10/42 ............... 6,570 6,255,870
MHC Commercial Mortgage Trust
(a)(c)
:
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.18%,
04/15/38 ............... 28,690 28,778,990
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 2.68%,
04/15/38 ............... 11,805 11,831,011
MHP
(a)(c)
:
Series 2021-STOR, Class G,
(LIBOR USD 1 Month + 2.75%),
2.83%, 07/15/38 .......... 3,854 3,855,202
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-STOR, Class J, (LIBOR
USD 1 Month + 3.95%), 4.03%,
07/15/38 ............... USD 5,104 $ 5,110,362
Morgan Stanley Bank of America Merrill
Lynch Trust:
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(c)
............. 901 908,818
Series 2015-C25, Class C, 4.68%,
10/15/48
(c)
.............. 720 768,891
Series 2015-C26, Class D, 3.06%,
10/15/48
(a)
.............. 1,075 1,047,179
Series 2017-C33, Class C, 4.56%,
05/15/50
(c)
.............. 2,270 2,346,322
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(c)
.............. 4,680 4,756,541
Series 2014-150E, Class F, 4.44%,
09/09/32
(a)(c)
............. 4,181 4,019,553
Series 2015-MS1, Class C, 4.17%,
05/15/48
(c)
.............. 3,213 3,262,498
Series 2015-MS1, Class D, 4.17%,
05/15/48
(a)(c)
............. 830 753,122
Series 2017-CLS, Class E, (LIBOR
USD 1 Month + 1.95%), 2.03%,
11/15/34
(a)(c)
............. 790 790,250
Series 2017-CLS, Class F, (LIBOR
USD 1 Month + 2.60%), 2.68%,
11/15/34
(a)(c)
............. 15,877 15,886,378
Series 2017-H1, Class C, 4.28%,
06/15/50
(c)
.............. 1,244 1,311,933
Series 2017-H1, Class D, 2.55%,
06/15/50
(a)
.............. 7,340 6,187,086
Series 2017-HR2, Class D, 2.73%,
12/15/50
(d)
.............. 1,115 948,865
Series 2018-H3, Class C, 5.01%,
07/15/51
(c)
.............. 1,160 1,303,428
Series 2018-H3, Class D, 3.00%,
07/15/51
(a)
.............. 1,497 1,390,197
Series 2018-H4, Class C, 5.24%,
12/15/51
(c)
.............. 1,153 1,254,599
Series 2018-L1, Class A3, 4.14%,
10/15/51 ............... 950 1,065,598
Series 2018-MP, Class E, 4.42%,
07/11/40
(a)(c)
............. 6,810 6,306,308
Series 2018-SUN, Class A, (LIBOR
USD 1 Month + 0.90%), 0.98%,
07/15/35
(a)(c)
............. 2,330 2,329,986
Series 2018-SUN, Class F, (LIBOR
USD 1 Month + 2.55%), 2.63%,
07/15/35
(a)(c)
............. 1,119 1,112,663
Series 2019-NUGS, Class E,
(LIBOR USD 1 Month + 2.24%),
3.74%, 12/15/36
(a)(c)
........ 2,139 2,137,996
Series 2020-L4, Class D, 2.50%,
02/15/53
(a)
.............. 241 218,928
Motel Trust, Series 2021-MTL6, Class
F, (LIBOR USD 1 Month + 3.55%),
3.65%, 09/15/38
(a)(c)
.......... 5,313 5,333,323
MSCG Trust
(a)(c)
:
Series 2018-SELF, Class E, (LIBOR
USD 1 Month + 2.15%), 2.23%,
10/15/37 ............... 1,420 1,419,987
Series 2018-SELF, Class F, (LIBOR
USD 1 Month + 3.05%), 3.13%,
10/15/37 ............... 1,560 1,559,984

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 4.78%,
11/28/35
(a)(c)
............... USD 2,167 $ 1,501,319
Natixis Commercial Mortgage Securities
Trust
(a)
:
Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.95%), 1.03%,
06/15/35
(c)
.............. 2,033 2,007,818
Series 2018-FL1, Class MCR1,
(LIBOR USD 1 Month + 2.35%),
2.43%, 06/15/35
(c)
......... 1,567 1,548,004
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... 3,140 3,073,713
Series 2020-AGC, Class A, (LIBOR
USD 1 Month + 2.55%), 2.95%,
08/18/25
(c)
.............. 33,024 33,595,774
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 4.08%, 05/10/39
(a)
(c)
...................... 7,856 7,080,387
One New York Plaza Trust, Series
2020-1NYP, Class D, (LIBOR USD 1
Month + 2.75%), 2.83%, 01/15/26
(a)(c)
1,660 1,672,455
PKHL Commercial Mortgage Trust
(a)(c)
:
Series 2021-MF, Class F, (LIBOR
USD 1 Month + 3.35%), 3.43%,
07/15/38 ............... 3,276 3,279,913
Series 2021-MF, Class G, (LIBOR
USD 1 Month + 4.35%), 4.43%,
07/15/38 ............... 3,533 3,538,275
SG Commercial Mortgage Securities
Trust, Series 2019-PREZ, Class D,
3.59%, 09/15/39
(a)(c)
.......... 4,690 4,651,815
STWD Trust
(a)(c)
:
Series 2021-FLWR, Class E, (LIBOR
USD 1 Month + 1.92%), 2.01%,
07/15/36 ............... 3,122 3,120,130
Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%),
3.75%, 07/15/23 .......... 7,524 7,519,469
TPGI Trust
(a)(c)
:
Series 2021-DGWD, Class F,
(LIBOR USD 1 Month + 3.00%),
3.08%, 06/15/26 .......... 3,413 3,404,440
Series 2021-DGWD, Class G,
(LIBOR USD 1 Month + 3.85%),
3.93%, 06/15/26 .......... 2,370 2,369,993
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.21%, 08/10/49
(a)(c)
.......... 1,000 1,019,650
USDC
(a)(c)
:
Series 2018, Class E, 4.64%,
05/13/38 ............... 4,300 3,682,215
Series 2018, Class F, 4.64%,
05/13/38 ............... 3,780 2,872,498
VCC Trust, Series 2020-MC1, Class A,
4.50%, 06/25/45
(a)(c)
.......... 6,285 6,290,596
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class M7, 8.08%,
09/25/44
(a)(c)
............. 2,388 2,244,085
Series 2016-1, Class M4, 8.64%,
04/25/46
(a)(c)
............. 970 979,322
Series 2016-2, Class M3, 5.50%,
10/25/46
(c)
.............. 385 385,064
Security
Par (000)
Par (000) Value
United States (continued)
Series 2016-2, Class M4, 7.23%,
10/25/46
(c)
.............. USD 1,110 $ 1,120,771
Series 2017-1, Class M2, (LIBOR
USD 1 Month + 0.00%), 4.45%,
05/25/47
(a)(c)
............. 1,110 1,114,136
Series 2017-1, Class M3, (LIBOR
USD 1 Month + 0.00%), 5.35%,
05/25/47
(a)(c)
............. 1,110 1,128,410
Series 2017-2, Class M3, (LIBOR
USD 3 Month + 0.00%), 4.24%,
11/25/47
(a)(c)
............. 1,036 1,043,350
Series 2017-2, Class M4, 5.00%,
11/25/47
(a)(c)
............. 625 618,597
Series 2018-1, Class M2, 4.26%,
04/25/48
(a)
.............. 640 662,129
Series 2020-1, Class M1, 2.80%,
02/25/50
(a)(c)
............. 1,717 1,755,800
Series 2020-1, Class M2, 2.98%,
02/25/50
(a)(c)
............. 1,874 1,897,015
Series 2020-1, Class M3, 3.19%,
02/25/50
(a)(c)
............. 795 796,930
Series 2020-1, Class M4, 3.54%,
02/25/50
(a)(c)
............. 1,243 1,229,890
Series 2020-1, Class M5, 4.29%,
02/25/50
(a)(c)
............. 1,293 1,276,944
Wells Fargo Commercial Mortgage
Trust:
Series 2013-BTC, Class F, 3.67%,
04/16/35
(a)(c)
............. 8,491 8,006,871
Series 2015-P2, Class D, 3.24%,
12/15/48
(a)
.............. 887 763,928
Series 2016-NXS5, Class B, 5.12%,
01/15/59
(c)
.............. 1,470 1,616,951
Series 2016-NXS5, Class D, 5.15%,
01/15/59
(c)
.............. 414 445,769
Series 2017-C39, Class D, 4.49%,
09/15/50
(a)(c)
............. 1,553 1,459,813
Series 2017-C41, Class B, 4.19%,
11/15/50
(c)
.............. 2,811 3,016,301
Series 2017-HSDB, Class A, (LIBOR
USD 1 Month + 0.85%), 0.93%,
12/13/31
(a)(c)
............. 3,928 3,894,609
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)(c)
............. 4,292 4,720,268
Series 2018-C44, Class D, 3.00%,
05/15/51
(a)
.............. 948 870,039
Series 2018-C45, Class C, 4.73%,
06/15/51 ............... 1,450 1,594,698
Series 2019-C52, Class C, 3.56%,
08/15/52 ............... 918 948,184
Series 2020-SDAL, Class D, (LIBOR
USD 1 Month + 2.09%), 2.17%,
02/15/37
(a)(c)
............. 3,010 2,934,688
Series 2020-SDAL, Class E, (LIBOR
USD 1 Month + 2.74%), 2.82%,
02/15/37
(a)(c)
............. 2,560 2,473,403
Series 2021-FCMT, Class D, (LIBOR
USD 1 Month + 3.50%), 3.58%,
05/15/31
(a)(c)
............. 750 751,876
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(c)
................. 1,770 1,790,317
1,540,284,569
1,622,171,111

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
(c)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
2.23%, 07/25/47 ............ USD 17,362 $ 667,473
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 5.98%,
09/25/35
(a)
................ 2,020 222,502
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 0.90%,
07/25/56
(a)
................ 8,420 840,740
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, (LIBOR
USD 1 Month + 0.25%), 7.04%,
02/25/38
(a)
................ 31,122 9,599,159
11,329,874
Interest Only Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
(c)
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.27%, 06/05/37
(a)
25,000 243,235
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.70%, 12/15/35
(a)
.... 19,140 413,998
Banc of America Commercial Mortgage
Trust:
Series 2017-BNK3, Class XB,
0.78%, 02/15/50 .......... 31,555 1,015,184
Series 2017-BNK3, Class XD,
1.43%, 02/15/50
(a)
......... 12,290 742,931
BANK, Series 2019-BN20, Class XB,
0.46%, 09/15/62 ............ 86,048 2,400,481
Barclays Commercial Mortgage Trust,
Series 2019-C3, Class XA, 1.50%,
05/15/52 ................. 23,014 1,979,017
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 1.10%, 04/15/53 .. 2,706 217,092
BBCMS Trust
(a)
:
Series 2015-SRCH, Class XA,
1.10%, 08/10/35 .......... 71,268 3,029,592
Series 2015-SRCH, Class XB,
0.30%, 08/10/35 .......... 42,790 480,532
Benchmark Mortgage Trust:
Series 2019-B9, Class XA, (LIBOR
USD 1 Month + 0.00%), 1.21%,
03/15/52 ............... 32,843 2,158,433
Series 2019-B13, Class XA, 1.26%,
08/15/57 ............... 125,570 8,767,726
Series 2020-B17, Class XB, (LIBOR
USD 1 Month + 0.00%), 0.65%,
03/15/53 ............... 13,340 491,579
Series 2020-B21, Class XA, 1.57%,
12/17/53 ............... 15,942 1,695,284
Series 2021-B23, Class XA, 1.39%,
02/15/54 ............... 48,268 4,486,065
Series 2021-B25, Class XA, 1.23%,
04/15/54 ............... 27,561 2,338,252
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.87%,
05/10/58 ................. 18,700 574,090
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.14%,
03/10/46 ............... 20,487 136,297
Series 2015-CR25, Class XA,
0.97%, 08/10/48 .......... 15,424 422,051
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(a)
......... USD 8,680 $ 837,213
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB,
0.22%, 11/15/50 .......... 32,800 464,861
Series 2019-C16, Class XA, 1.73%,
06/15/52 ............... 69,493 6,834,685
Series 2019-C17, Class XA, 1.51%,
09/15/52 ............... 28,532 2,432,855
Series 2019-C17, Class XB, 0.70%,
09/15/52 ............... 41,829 1,648,899
CSMC OA LLC, Series 2014-USA,
Class X2, 0.19%, 09/15/37
(a)
.... 598,765 1,832,221
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.43%, 04/10/37
(a)
. 52,590 1,126,478
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, (LIBOR USD 1 Month
+ 0.00%), 1.00%, 06/10/50 ..... 15,440 715,181
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.21%,
05/03/32
(a)
................ 24,000 222,598
GS Mortgage Securities Trust:
Series 2019-GSA1, Class XA,
0.96%, 11/10/52 .......... 31,583 1,835,160
Series 2020-GSA2, Class XA,
1.85%, 12/12/53
(a)
......... 64,591 8,140,856
JPMBB Commercial Mortgage
Securities Trust:
Series 2014-C22, Class XA, 0.98%,
09/15/47 ............... 7,025 140,096
Series 2015-C27, Class XD, 0.50%,
02/15/48
(a)
.............. 31,775 456,925
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)
.... 14,670 481,616
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)
................ 37,589 1,218,252
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.34%, 02/15/36
(a)
.... 6,192 374,780
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 1.09%,
03/10/50
(a)
................ 8,327 219,676
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)
:
Series 2014-C19, Class XD, 1.33%,
12/15/47 ............... 51,913 1,835,316
Series 2014-C19, Class XF, 1.33%,
12/15/47 ............... 13,486 459,198
Series 2015-C21, Class XB, 0.42%,
03/15/48 ............... 15,696 165,860
Series 2015-C26, Class XD, 1.46%,
10/15/48 ............... 18,660 905,010
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.32%,
06/15/50
(a)
.............. 8,870 889,927
Series 2019-H6, Class XB, 0.87%,
06/15/52 ............... 53,695 2,647,164
Series 2019-L2, Class XA, 1.19%,
03/15/52 ............... 22,698 1,440,771
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.51%,
05/10/39
(a)
................ 99,000 2,052,270

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
One Market Plaza Trust
(a)
:
Series 2017-1MKT, Class XCP,
0.22%, 02/10/32 .......... USD 152,049 $ 91,229
Series 2017-1MKT, Class XNCP,
0.00%, 02/10/32
(d)
......... 30,410 30,410
UBS Commercial Mortgage Trust:
Series 2019-C17, Class XA, 1.62%,
10/15/52 ............... 68,972 6,507,078
Series 2019-C18, Class XA, 1.17%,
12/15/52 ............... 71,152 4,577,058
Wells Fargo Commercial Mortgage
Trust:
Series 2016-BNK1, Class XD,
1.40%, 08/15/49
(a)
......... 9,764 501,381
Series 2019-C50, Class XA, 1.58%,
05/15/52 ............... 55,027 4,641,850
Series 2020-C58, Class XA, 2.01%,
07/15/53 ............... 30,011 4,043,890
Series 2021-C59, Class XA, 1.69%,
04/15/54 ............... 38,302 4,399,110
95,761,713
Principal Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(a)(o)
............... 4,099 1,372,346
Total Non-Agency Mortgage-Backed Securities — 7.4%
(Cost: $3,266,004,058) ........................... 3,270,052,712
Preferred Securities — 0.9%
Capital Trusts — 0.1%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(EUR Swap Annual 5 Year + 6.46%),
6.00%
(c)(e)(p)
................ EUR 2,200 2,903,231
United Kingdom — 0.1%
(b)
Lloyds Banking Group plc
(c)(p)
:
(LIBOR USD 3 Month + 1.50%),
6.41%
(a)(b)
............... USD 1,000 1,408,750
(LIBOR USD 3 Month + 1.27%),
6.66%
(b)(e)
............... 437 633,650
(LIBOR USD 3 Month + 1.27%),
6.66%
(a)(b)
............... 2,363 3,426,350
5,468,750
United States — 0.0%
(c)(p)
Ally Financial, Inc., Series B , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%),
4.70% ................... 5,000 5,204,250
Bank of America Corp., Series JJ ,
(LIBOR USD 3 Month + 3.29%),
5.13% ................... 5,000 5,303,375
Charles Schwab Corp. (The), Series
I , (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.17%), 4.00% ............. 5,040 5,254,200
Citigroup, Inc., Series V , (SOFR +
3.23%), 4.70% ............. 1,040 1,063,400
Edison International, Series A , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%),
5.38% ................... 5,040 5,211,612
Security
Par (000)
Par (000) Value
United States (continued)
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70% ........ USD 5,000 $ 5,756,250
Goldman Sachs Group, Inc. (The),
Series T , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.97%), 3.80% ........ 6,171 6,317,561
JPMorgan Chase & Co., Series HH ,
(SOFR + 3.13%), 4.60% ....... 1,807 1,847,657
35,958,305
Total Capital Trusts — 0.1%
(Cost: $42,297,646) .............................. 44,330,286
Shares
Shares
Preferred Stocks — 0.8%
Brazil — 0.0%
Neon Payments Ltd.
(b)(d)
......... 21,067 7,971,753
China — 0.1%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $32,872,254)
(b)(d)(j)
.. 300,000 50,327,028
Germany — 0.1%
Caresyntax, Inc. , Class C-2
(b)(d)(h)
.... 27,266 4,691,115
Porsche Automobil Holding SE
(Preference) ............... 116,671 11,537,636
Volkswagen AG (Preference) ...... 72,667 16,197,663
Volocopter Gmbh (Acquired 03/03/21,
cost $11,751,352)
(d)(j)
......... 2,211 11,999,834
44,426,248
Israel — 0.0%
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $8,210,225)
(b)(d)(j)
.. 1,350,837 9,320,775
Jersey — 0.0%
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $7,500,000)
(b)(d)(j)
.. 877,193 11,061,404
United Kingdom — 0.1%
(b)(d)(j)
Exscientia Ltd., C-1 (Acquired 02/24/21,
cost $7,261,750) ............ 4,147 26,126,100
Exscientia Ltd., C-1 (Acquired 04/29/21,
cost $3,631,750) ............ 1,037 6,533,100
32,659,200
United States — 0.5%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(i)(n)
............ 14,146 15,995,872
Aptiv plc, Series A, 5.50%
(n)
....... 105,389 17,758,047
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$13,089,026)
(d)(h)(j)
........... 24,234 13,089,026
Cruise, Series G (Acquired 03/25/21,
cost $7,513,940)
(d)(j)
.......... 285,159 7,442,650
DoubleVerify Holdings, Inc., Series
A (Acquired 11/18/20, cost
$4,901,887)
(j)
.............. 284,806 9,680,328
Dream Finders Homes, Inc., 9.00% .. 58,891 58,302,090
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $5,879,165)
(d)(j)
... 1,003,613 5,881,172
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$6,250,011)
(d)(j)
............. 189,070 11,752,591

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
United States (continued)
Farmer's Business Network,
Inc., (Acquired 09/15/21, cost
$1,777,651)
(d)(h)(j)
............ 28,599 $ 1,777,651
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $8,237,574)
(d)(j)
... 4,516,957 27,056,573
Mythic AL, Inc., Series C (Acquired
01/26/21, cost $4,357,643)
(d)(j)
... 634,291 4,909,412
Noodle Partners, Inc., Series
C (Acquired 08/26/21, cost
$7,700,677)
(d)(h)(j)
............ 862,850 7,700,677
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $3,512,029)
(d)(j)
... 133,913 3,508,521
Relativity Space, Inc., Series
E (Acquired 05/27/21, cost
$5,860,925)
(d)(j)
............. 256,663 6,088,046
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $2,440,004)
(d)(j)
... 162,454 2,537,532
Ursa Major Technologies, Inc.,
(Acquired 09/13/21, cost
$7,831,305)
(d)(h)(j)
............ 1,312,920 7,831,305
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$6,249,999)
(d)(j)
............. 396,483 6,462,673
207,774,166
Total Preferred Stocks — 0.8%
(Cost: $283,942,262) ............................. 363,540,574
Total Preferred Securities — 0.9%
(Cost: $326,239,908) ............................. 407,870,860
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 47.0%
(a)
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.:
Series 5155, Class KI,
3.00% ,  10/25/51 ........ USD 16,482 1,740,929
Series -5155, 3.00% ,  10/25/51 . 31,800 3,259,500
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(c)
:
Series 2015-DN1, Class B,
(LIBOR USD 1 Month +
11.50%), 11.59% ,  01/25/25 . 1,202 1,226,015
Series 2015-HQ2, Class B,
(LIBOR USD 1 Month +
7.95%), 8.04% ,  05/25/25 .. 1,567 1,624,117
Series 2017-DNA2, Class B1,
(LIBOR USD 1 Month +
5.15%), 5.24% ,  10/25/29 .. 3,125 3,413,334
Series 2017-DNA3, Class B1,
(LIBOR USD 1 Month +
4.45%), 4.54% ,  03/25/30 .. 5,034 5,321,810
Series 2017-HRP1, Class M2,
(LIBOR USD 1 Month +
2.45%), 2.54% ,  12/25/42 .. 1,208 1,216,213
Series 2020-HQA5, Class
B1, (SOFR30A + 4.00%),
4.05% ,  11/25/50
(a)
....... 4,120 4,328,588
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series 2018-
W5FX, Class CFX, (LIBOR USD 1
Month + 0.00%), 3.79%, 04/25/28
(a)(c)
USD 10,273 $ 9,925,947
32,056,453
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(c)
:
Series 2017-KGX1, Class BFX,
3.71% ,  10/25/27
(a)
....... 2,746 2,881,735
Series 2018-K732, Class B,
4.20% ,  05/25/25
(a)
....... 3,885 4,211,394
Series 2018-K80, Class B,
4.37% ,  08/25/50
(a)
....... 4,180 4,703,573
Series 2018-KHG1, Class C,
3.94% ,  12/25/27
(a)
....... 7,932 7,036,413
Series 2018-SB53, Class A10F,
3.66% ,  06/25/28 ........ 3,541 3,818,872
22,651,987
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp.:
Series 4940, Class PI,
4.00% ,  07/25/49 ........ 17,067 1,634,996
Series 4995, Class BI,
4.50% ,  06/25/50 ........ 17,534 2,555,609
Series 4999, Class QI,
4.00% ,  05/25/50 ........ 18,558 2,943,158
Series 5014, Class DI,
4.00% ,  09/25/50 ........ 12,845 1,899,453
Series 5018, Class CI,
4.50% ,  10/25/50 ........ 18,637 2,941,139
Series 5029, Class GI,
2.00% ,  10/25/50 ........ 20,290 2,141,949
Series 5057, Class TI,
3.00% ,  11/25/50 ........ 34,564 5,355,211
Series 5082, Class IW,
3.00% ,  03/25/51 ........ 30,844 3,840,872
Series 5097, Class ID,
2.50% ,  04/25/51 ........ 38,813 5,055,021
Series 5100, Class MI,
3.50% ,  09/25/48 ........ 37,668 5,903,607
Series 5129, 3.00% ,  09/25/50 . 23,465 2,179,880
Series 5139, Class IG,
3.00% ,  09/25/51 ........ 55,305 5,512,288
Series 5142, Class IP,
3.00% ,  09/25/51 ........ 24,537 2,592,051
Series 5142, Class PI,
3.00% ,  09/25/51 ........ 30,331 3,320,826
Series 5145, Class HI,
3.00% ,  09/25/51 ........ 21,514 2,154,238
Series 5155, Class NI,
3.00% ,  10/25/51 ........ 57,903 5,862,678
Federal National Mortgage Association:
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 40,394 6,018,196
Series 2020-96, Class IB,
3.00% ,  01/25/51 ........ 28,752 3,888,129
Series 2021-3, Class JI,
2.50% ,  02/25/51 ........ 43,272 5,491,417
Series 2021-50, 4.00% ,  08/25/51 69,064 10,761,945
Series 2021-65, Class PI,
3.00% ,  10/25/51 ........ 47,999 4,672,386

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Government National Mortgage
Association:
Series 2020-144,
2.50% ,  09/20/50 ........ USD 36,371 $ 4,382,016
Series 2020-146, Class DI,
2.50% ,  10/20/50 ........ 30,644 3,623,203
Series 2020-151, Class MI,
2.50% ,  10/20/50 ........ 152,204 18,544,928
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ 11,015 1,287,301
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 37,855 4,706,717
Series 2021-15, Class GI,
3.50% ,  01/20/51 ........ 23,342 3,188,228
122,457,442
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(a)
........... 266,362 1,614,952
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 11,610 1,023,872
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(c)
:
Series K099, Class X1,
1.00% ,  09/25/29 ........ 26,943 1,690,335
Series K110, Class X1,
1.81% ,  04/25/30 ........ 14,674 1,814,077
Series K121, Class X1,
1.12% ,  10/25/30 ........ 24,066 1,903,553
Series K122, Class X1,
0.97% ,  11/25/30 ........ 13,318 918,693
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 64,588 3,280,801
Government National Mortgage
Association Variable Rate Notes
(c)
:
Series 2009-80, 0.66% ,  09/16/51 4,698 405,181
Series 2012-23, 0.20% ,  06/16/53 4,057 26,447
Series 2013-191,
0.37% ,  11/16/53 ........ 4,577 57,149
Series 2013-30, 0.60% ,  09/16/53 16,900 300,116
Series 2013-63, 0.76% ,  09/16/51 25,868 712,359
Series 2013-78, 0.46% ,  10/16/54 19,723 389,705
Series 2015-173,
0.70% ,  09/16/55 ........ 10,823 369,463
Series 2015-22, 0.55% ,  03/16/55 12,007 296,627
Series 2015-37, 0.65% ,  10/16/56 2,955 107,129
Series 2015-48, 0.61% ,  02/16/50 7,219 204,152
Series 2016-110,
0.92% ,  05/16/58 ........ 10,132 522,622
Series 2016-113, (LIBOR
USD 1 Month + 0.00%),
1.09% ,  02/16/58 ........ 11,630 712,160
Series 2016-125,
0.82% ,  12/16/57 ........ 14,099 665,435
Series 2016-165,
0.75% ,  12/16/57 ........ 5,921 285,358
Series 2016-26, 0.76% ,  02/16/58 44,427 1,709,761
Series 2016-36, 0.74% ,  08/16/57 3,929 155,521
Series 2016-92, 0.77% ,  04/16/58 7,486 329,277
Series 2016-96, 0.80% ,  12/16/57 12,954 606,860
20,101,605
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 46.5%
Government National Mortgage
Association:
3.00% ,  12/20/48 - 08/20/51 ... USD 2,265,037 $ 2,369,317,962
2.00% ,  10/15/51
(y)
......... 47,311 47,992,944
3.00% ,  10/15/51
(y)
......... 1,577,867 1,648,502,103
Uniform Mortgage-Backed Securities:
6.00% ,  03/01/38 .......... 2 1,780
4.50% ,  09/01/43 - 02/01/50 ... 388 424,426
4.00% ,  09/01/44 - 01/01/46 ... 137 148,503
2.00% ,  10/25/51 - 11/25/51
(y)
.. 2,652,056 2,657,303,049
2.50% ,  10/25/51 - 11/25/51
(y)
.. 10,734,646 11,065,247,909
3.00% ,  10/25/51 - 11/25/51
(y)
.. 2,641,255 2,762,681,698
20,551,620,374
Total U.S. Government Sponsored Agency Securities
—
47.0%
(Cost: $20,787,875,829) ........................... 20,748,887,861
U.S. Treasury Obligations — 19.5%
U.S. Treasury Bonds:
1.88%, 02/15/41 - 02/15/51 ..... 247,680 240,681,969
1.38%, 08/15/50 ............ 75,000 63,287,109
1.63%, 11/15/50 ............ 255,000 229,091,692
2.38%, 05/15/51
(l) (z)(aa)
......... 862,000 919,915,625
2.00%, 08/15/51 ............ 169,000 166,016,094
U.S. Treasury Inflation Linked Notes:
0.50%, 04/15/24 ............ 386,448 412,698,792
0.13%, 04/15/26 - 01/15/31 ..... 1,641,650 1,781,600,261
U.S. Treasury Notes:
2.63%, 12/31/23 ............ 65 68,308
2.13%, 03/31/24 ............ 4,950 5,160,568
1.13%, 02/28/25 ............ 32,000 32,533,750
0.75%, 04/30/26 - 08/31/26 ..... 2,595,000 2,570,874,812
0.88%, 06/30/26
(l)
........... 1,685,000 1,679,076,180
0.63%, 07/31/26 - 11/30/27 ..... 510,000 500,011,721
1.63%, 10/31/26 - 05/15/31 ..... 5,670 5,825,103
3.13%, 11/15/28 ............ 2,000 2,247,031
2.38%, 05/15/29 ............ 1,000 1,073,437
Total U.S. Treasury Obligations — 19.5%
(Cost: $8,647,429,572) ........................... 8,610,162,452
Shares
Shares
Warrants — 0.0%
Brazil — 0.0%
Neon Payments Ltd. (Issued/
exercisable 06/25/20, 1 share for
1 warrant, Expires 10/08/21, Strike
Price USD 1.00)
(b)(d)(h)
......... 7,022 157,082
Germany — 0.0%
468 Spac I SE (Issued/exercisable
04/29/21, 1 share for 1 warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(h)
.................. 196,295 454,757
Luxembourg — 0.0%
HomeToGo SE (Issued/exercisable
02/18/21, 1 share for 1 warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(h)
.................. 172,834 110,111

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/exercisable 06/29/21,
1 share for 1 warrant, Expires
06/29/26, Strike Price EUR 11.50)
(h)
155,663 $ 22,900
United Kingdom — 0.0%
(h)
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50)
(b)
.................. 552,166 3,942,465
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50) ............ 148,170 171,633
4,114,098
United States — 0.0%
(h)
Austerlitz Acquisition Corp. I (Issued/
exercisable 02/17/21, 1 share for
1 warrant, Expires 02/19/26, Strike
Price USD 11.50) ............ 60,177 101,699
California Resources Corp. (Issued/
exercisable 10/23/20, 1 share for
1 warrant, Expires 10/27/24, Strike
Price USD 36.00) ........... 12,137 145,644
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 178,770 738,320
CCC Intelligent Solutions Holdings,
Inc. (Issued/exercisable 08/14/20,
1 share for 1 warrant, Expires
08/14/25, Strike Price USD 11.50) 88,694 205,770
Climate Real Impact Solutions
II Acquisition Corp. (Issued/
exercisable 07/06/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 19,111 20,066
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 1.00)
(d)
........... 333,560 160,109
EVgo, Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 213,790 382,684
Hippo Holdings, Inc. (Issued/
exercisable 01/04/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 7,405 6,815
Hyzon Motors, Inc. (Issued/exercisable
12/10/20, 1 share for 1 warrant,
Expires 10/02/25, Strike Price USD
11.50)
(i)
.................. 338,374 483,875
Israel Amplify Program Corp. (Issued/
exercisable 05/14/21, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 1.00)
(d)
........... 199,114 256,857
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 10.00)
(d)
.......... 469,648 263,003
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 12/31/26, Strike Price USD
11.50) ................... 164,855 544,021
Security
Shares
Shares Value
United States (continued)
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 1.00) ............ 375,043 $ 1,188,275
Northern Genesis Acquisition Corp.
II (Issued/exercisable 12/28/20,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 31,812 34,039
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 10/13/25, Strike
Price USD 11.50) ............ 345,493 604,613
Sarcos Technology and Robotics
Corp. (Issued/exercisable 01/15/21,
1 share for 1 warrant, Expires
01/31/26, Strike Price USD 11.50)
(d)
138,250 143,780
Sarcos Technology and Robotics
Corp. (Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 505,097 393,976
Science Strategic Acquisition Corp.
Alpha (Issued/exercisable 01/22/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 96,812 67,768
Target Hospitality Corp. (Issued/
exercisable 03/05/18, 1 share for
1 warrant, Expires 03/15/24, Strike
Price USD 11.50) ............ 22,811 8,668
Tishman Speyer Innovation Corp.
II (Issued/exercisable 01/27/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 35,055 29,446
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 95,550 189,189
Volta, Inc. (Issued/exercisable 10/22/20,
1 share for 1 warrant, Expires
08/26/26, Strike Price USD 11.50) 220,210 563,738
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $0) (Issued/
exercisable 05/08/20, 1 share for
1 warrant, Expires 11/08/21, Strike
Price USD 18.92)
(d)(j)
.......... 396,483 4
6,532,359
Total Warrants — 0.0% ............................ 11,391,307
Total Long-Term Investments — 136.9%
(Cost: $60,187,461,182) ........................... 60,455,642,153

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 3.1%
Borrowed Bond Agreements — 0.3%
(ab)(ac)
Barclays Bank plc, (2.25)%, Open
(Purchased on 07/27/21 to be
repurchased at EUR 317,842,
collateralized by eircom Finance
DAC, 1.75%, due at 11/01/24, par
and fair value of EUR 318,000 and
$369,718, respectively) ........ EUR 319 $ 369,914
Barclays Bank plc, (2.00)%, Open
(Purchased on 07/27/21 to be
repurchased at EUR 1,583,782,
collateralized by Banijay Group
SAS, 6.50%, due at 03/01/26, par
and fair value of EUR 1,500,000 and
$1,811,648, respectively) ...... 1,590 1,842,280
Barclays Bank plc, (1.15)%, Open
(Purchased on 05/19/21 to be
repurchased at EUR 3,096,109,
collateralized by Vivendi SE, 1.13%,
due at 12/11/28, par and fair value
of EUR 3,000,000 and $3,644,815,
respectively) ............... 3,108 3,600,187
Barclays Bank plc, (0.78)%, Open
(Purchased on 08/09/21 to be
repurchased at EUR 1,984,184,
collateralized by Intrum AB, 3.50%,
due at 07/15/26, par and fair value
of EUR 1,947,000 and $2,303,233,
respectively) ............... 1,987 2,301,383
Barclays Bank plc, (0.78)%, Open
(Purchased on 06/04/21 to be
repurchased at EUR 5,942,404,
collateralized by easyJet FinCo. BV,
1.88%, due at 03/03/28, par and
fair value of EUR 5,900,000 and
$7,058,456, respectively) ...... 5,959 6,902,539
Barclays Bank plc, (0.75)%, Open
(Purchased on 06/11/21 to be
repurchased at USD 2,774,884,
collateralized by BNP Paribas
SA, 4.50%, par and fair value of
USD 2,720,000 and $2,723,536,
respectively)
(b)(p)
............. USD 2,781 2,781,200
Barclays Bank plc, (0.15)%, Open
(Purchased on 06/29/21 to be
repurchased at USD 6,524,440,
collateralized by Sprint Capital
Corp., 6.88%, due at 11/15/28, par
and fair value of USD 5,045,000 and
$6,457,600, respectively) ...... 6,527 6,526,969
Barclays Bank plc, (0.15)%, Open
(Purchased on 07/22/21 to be
repurchased at USD 3,765,936,
collateralized by Tullow Oil plc,
7.00%, due at 03/01/25, par and
fair value of USD 4,174,000 and
$3,610,510, respectively) ...... 3,767 3,767,035
Barclays Bank plc, 0.00%, Open
(Purchased on 09/30/21 to be
repurchased at EUR 211,608,
collateralized by Vivendi SE, 1.13%,
due at 12/11/28, par and fair value
of EUR 200,000 and $242,988,
respectively) ............... EUR 212 245,116
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, (1.10)%, Open
(Purchased on 09/09/21 to be
repurchased at USD 2,798,203,
collateralized by Standard Chartered
plc, 4.30%, par and fair value of
USD 2,800,000 and $2,754,500,
respectively)
(b)(p)
............. USD 2,800 $ 2,800,000
BNP Paribas SA, (0.75)%, Open
(Purchased on 07/02/21 to be
repurchased at EUR 1,990,963,
collateralized by eircom Finance
DAC, 2.63%, due at 02/15/27, par
and fair value of EUR 2,000,000 and
$2,302,221, respectively) ...... EUR 1,995 2,311,140
BNP Paribas SA, (0.75)%, Open
(Purchased on 07/20/21 to be
repurchased at EUR 743,121,
collateralized by SES SA, 2.00%,
due at 07/02/28, par and fair value
of EUR 680,000 and $846,727,
respectively) ............... 744 862,271
BNP Paribas SA, (0.75)%, Open
(Purchased on 07/22/21 to be
repurchased at EUR 2,763,300,
collateralized by Intrum AB, 3.50%,
due at 07/15/26, par and fair value
of EUR 2,724,000 and $3,222,396,
respectively) ............... 2,768 3,206,052
BNP Paribas SA, (0.70)%, Open
(Purchased on 08/13/21 to be
repurchased at EUR 965,338,
collateralized by Vivendi SE, 1.13%,
due at 12/11/28, par and fair value
of EUR 900,000 and $1,093,444,
respectively) ............... 966 1,119,358
BNP Paribas SA, (0.24)%, Open
(Purchased on 08/13/21 to be
repurchased at GBP 698,238,
collateralized by TalkTalk Telecom
Group Ltd., 3.88%, due at 02/20/25,
par and fair value of GBP 700,000
and $924,316, respectively) ..... GBP 699 941,190
BNP Paribas SA, (0.10)%, Open
(Purchased on 04/30/21 to be
repurchased at USD 3,623,214,
collateralized by Uber Technologies,
Inc., 7.50%, due at 09/15/27, par
and fair value of USD 3,265,000 and
$3,564,972, respectively) ...... USD 3,624 3,624,150
BNP Paribas SA, (0.08)%, Open
(Purchased on 09/29/21 to be
repurchased at USD 1,365,184,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 1,350,000 and
$1,359,281, respectively) ...... 1,365 1,365,188
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
07/02/21 to be repurchased at EUR
2,367,199, collateralized by Ryanair
DAC, 1.13%, due at 08/15/23, par
and fair value of EUR 2,300,000 and
$2,721,739, respectively) ...... EUR 2,373 2,748,660

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets Ltd.,
(0.75)%, Open (Purchased on
07/23/21 to be repurchased at EUR
386,484, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 353,000 and
$436,547, respectively) ........ EUR 387 $ 448,409
Deutsche Bank AG, (0.01)%, Open
(Purchased on 04/07/21 to be
repurchased at GBP 6,283,070,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 3,804,075 and $8,941,320,
respectively) ............... GBP 6,283 8,466,359
Goldman Sachs International,
(2.00)%, Open (Purchased on
07/27/21 to be repurchased at
EUR 2,301,144, collateralized by
eircom Finance DAC, 1.75%, due
at 11/01/24, par and fair value of
EUR 2,300,000 and $2,674,063,
respectively) ............... EUR 2,311 2,676,727
Goldman Sachs International,
(0.90)%, Open (Purchased on
07/27/21 to be repurchased at
EUR 2,569,529, collateralized by
eircom Finance DAC, 3.50%, due
at 05/15/26, par and fair value of
EUR 2,500,000 and $2,957,152,
respectively) ............... 2,574 2,982,027
Goldman Sachs International,
0.01%, Open (Purchased on
08/13/21 to be repurchased at GBP
32,710,946, collateralized by U.K.
Treasury Inflation Linked Bonds,
0.13%, due at 03/22/46, par and
fair value of GBP 17,629,101 and
$41,436,470, respectively) ..... GBP 32,710 44,073,980
J.P. Morgan Securities plc,
(1.85)%, Open (Purchased on
07/27/21 to be repurchased at
EUR 744,416, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 750,000 and $863,332,
respectively) ............... EUR 747 865,643
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
05/21/21 to be repurchased at EUR
1,754,684, collateralized by Vivendi
SE, 1.13%, due at 12/11/28, par and
fair value of EUR 1,700,000 and
$2,065,395, respectively) ...... 1,761 2,039,791
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
07/27/21 to be repurchased at EUR
3,836,096, collateralized by Vivendi
SE, 1.13%, due at 12/11/28, par and
fair value of EUR 3,600,000 and
$4,373,778, respectively) ...... 3,843 4,451,456
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
09/27/21 to be repurchased at EUR
3,195,343, collateralized by Allianz
SE, 2.60%, par and fair value of
EUR 3,200,000 and $3,653,328,
respectively)
(p)
.............. EUR 3,196 $ 3,701,605
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
05/12/21 to be repurchased at EUR
3,932,110, collateralized by Orange
SA, 1.37%, par and fair value of
EUR 4,000,000 and $4,586,343,
respectively)
(p)
.............. 3,945 4,570,200
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
07/27/21 to be repurchased at
EUR 1,672,338, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value of
EUR 1,681,000 and $1,935,016,
respectively) ............... 1,675 1,940,196
J.P. Morgan Securities plc,
(0.72)%, Open (Purchased on
07/27/21 to be repurchased at
EUR 1,115,294, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value of
EUR 1,121,000 and $1,290,395,
respectively) ............... 1,117 1,293,849
J.P. Morgan Securities plc,
(0.70)%, Open (Purchased on
09/24/21 to be repurchased at EUR
4,539,663, collateralized by Banco
Santander SA, 3.63%, par and
fair value of EUR 4,600,000 and
$5,181,879, respectively)
(p)
..... 4,540 5,258,874
J.P. Morgan Securities plc,
(0.70)%, Open (Purchased on
07/27/21 to be repurchased at EUR
1,095,604, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 1,000,000 and
$1,236,678, respectively) ...... 1,097 1,270,953
J.P. Morgan Securities plc,
(0.70)%, Open (Purchased on
07/27/21 to be repurchased at EUR
109,560, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 100,000 and
$123,668, respectively) ........ 110 127,095
J.P. Morgan Securities plc,
(0.45)%, Open (Purchased on
07/27/21 to be repurchased at GBP
684,067, collateralized by TalkTalk
Telecom Group Ltd., 3.88%, due
at 02/20/25, par and fair value
of GBP 686,000 and $905,830,
respectively) ............... GBP 685 922,708

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
07/27/21 to be repurchased at GBP
911,643, collateralized by TalkTalk
Telecom Group Ltd., 3.88%, due
at 02/20/25, par and fair value of
GBP 914,000 and $1,206,894,
respectively) ............... GBP 912 $ 1,229,381
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
07/27/21 to be repurchased at GBP
1,296,648, collateralized by TalkTalk
Telecom Group Ltd., 3.88%, due
at 02/20/25, par and fair value of
GBP 1,300,000 and $1,716,588,
respectively) ............... 1,298 1,748,572
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
07/27/21 to be repurchased at GBP
698,195, collateralized by TalkTalk
Telecom Group Ltd., 3.88%, due
at 02/20/25, par and fair value
of GBP 700,000 and $924,316,
respectively) ............... 699 941,539
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
06/28/21 to be repurchased at USD
3,722,026, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 3,385,000
and $3,600,794, respectively) ... USD 3,724 3,723,500
RBC Capital Markets LLC,
(0.10)%, Open (Purchased on
07/22/21 to be repurchased at
USD 2,744,979, collateralized by
Lumen Technologies, Inc., 7.50%,
due at 04/01/24, par and fair value
of USD 2,390,000 and $2,646,925,
respectively) ............... 2,746 2,745,513
RBC Capital Markets LLC,
(0.10)%, Open (Purchased on
07/22/21 to be repurchased at USD
874,965, collateralized by Elanco
Animal Health, Inc., 5.90%, due
at 08/28/28, par and fair value
of USD 724,000 and $847,080,
respectively) ............... 875 875,135
RBC Europe Ltd., (1.50)%, Open
(Purchased on 08/25/21 to be
repurchased at EUR 2,690,005,
collateralized by Iliad SA, 1.88%,
due at 02/11/28, par and fair value
of EUR 2,800,000 and $3,124,535,
respectively) ............... EUR 2,693 3,119,321
Total Borrowed Bond Agreements — 0.3%
(Cost: $150,012,940) ............................. 146,787,465
Security
Shares
Shares Value
Money Market Funds — 2.8%
(u)(ad)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 1,206,972,134 $ 1,206,972,134
SL Liquidity Series, LLC, Money Market
Series, 0.13%
(a e)
............ 32,499,044 32,508,794
Total Money Market Funds — 2.8%
(Cost: $1,239,467,085) ........................... 1,239,480,928
Total Short-Term Securities — 3.1%
(Cost: $1,389,480,025) ........................... 1,386,268,393
Total Options Purchased — 0.6%
(Cost: $343,256,384 ) ............................. 279,009,940
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 140.6%
(Cost: $61,920,197,591) ........................... 62,120,920,486
Total Options Written — (0.3)%
(Premiums Received — $202,145,552) ................ (168,348,499)
Par (000)
Pa r (000)
Borrowed Bonds — (0.3)%
Corporate Bonds — (0.2)%
Austria — (0.0)%
ams AG, 6.00% ,  07/31/25 ........ EUR 1,453 (1,796,893)
France — (0.1)%
Banijay Group SAS, 6.50% ,  03/01/26 1,500 (1,811,648)
BNP Paribas SA, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.94%), 4.50%
(b)(c)(p)
.... USD 2,720 (2,723,536)
Iliad SA, 1.88% ,  02/11/28 ........ EUR 2,800 (3,124,535)
Orange SA, (EUR Swap Annual 5 Year
+ 1.49%), 1.37%
(c)(p)
.......... 4,000 (4,586,343)
Vivendi SE, 1.13% ,  12/11/28 ...... 9,200 (11,177,432)
(23,423,494)
Germany — (0.0)%
Allianz SE, (EUR Swap Annual 5 Year +
2.58%), 2.60%
(c)(p)
........... 3,200 (3,653,328)
Ghana — (0.0)%
Tullow Oil plc, 7.00% ,  03/01/25
(a)(b)
.. USD 4,174 (3,610,510)
Ireland — (0.0)%
eircom Finance DAC:
1.75% ,  11/01/24 ............ EUR 2,618 (3,043,781)
2.63% ,  02/15/27 ............ 5,552 (6,390,964)
3.50% ,  05/15/26 ............ 2,500 (2,957,152)
Ryanair DAC, 1.13% ,  08/15/23 ..... 2,300 (2,721,739)
(15,113,636)
Luxembourg — (0.0)%
SES SA, 2.00% ,  07/02/28 ........ 680 (846,727)
Spain — (0.0)%
Banco Santander SA, (EUR Swap
Annual 5 Year + 3.76%), 3.63%
(c)(p)
4,600 (5,181,879)
Sweden — (0.0)%
Intrum AB, 3.50% ,  07/15/26 ....... 4,671 (5,525,629)

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Par (000) Value
United Kingdom — (0.0)%
easyJet FinCo. BV, 1.88% ,  03/03/28 . EUR 5,900 $ (7,058,456)
Standard Chartered plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.14%), 4.30%
(b)(c)
(p)
...................... USD 2,800 (2,754,500)
TalkTalk Telecom Group Ltd.,
3.88% ,  02/20/25 ............ GBP 4,300 (5,677,944)
(15,490,900)
United States — (0.1)%
Clarios Global LP, 8.50% ,  05/15/27
(a)
. USD 3,385 (3,600,794)
Elanco Animal Health, Inc.,
5.90% ,  08/28/28
(f)
........... 724 (847,080)
Lumen Technologies, Inc., Series Y,
7.50% ,  04/01/24 ............ 2,390 (2,646,925)
Sprint Capital Corp., 6.88% ,  11/15/28 5,045 (6,457,600)
Uber Technologies, Inc.
(a)
:
4.50% ,  08/15/29 ............ 1,350 (1,359,281)
7.50% ,  09/15/27 ............ 3,265 (3,564,972)
(18,476,652)
Total Corporate Bonds — (0.2)%
(Proceeds: $94,182,360) .......................... (93,119,648)
Foreign Government Obligations — (0.1)%
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46
(c)
........... GBP 21,433 (50,377,790)
Total Foreign Government Obligations — (0.1)%
(Proceeds: $42,318,443) .......................... (50,377,790)
Total Borrowed Bonds — (0.3)%
(Proceeds: $136,500,803) .........................
(143,497,438)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments — (22.2)%
(y)
Government National Mortgage
Association
2.00% ,  10/15/51 ............ USD 116,785 $ (118,468,347)
3.00% ,  10/15/51 ............ 851,758 (889,887,799)
Uniform Mortgage-Backed Securities
2.00% ,  10/25/51 - 11/25/51 ..... 3,534,826 (3,541,032,769)
3.00% ,  10/25/51 - 11/25/51 ..... 4,104,278 (4,291,362,473)
2.50% ,  11/25/51 ............ 924,794 (951,707,355)
Total TBA Sale Commitments — (22.2)%
(Proceeds: $9,832,051,778) ........................ (9,792,458,743)
Investments Sold Short — (0.1)%
Corporate Bonds — (0.1)%
United States — (0.1)%
Tenet Healthcare Corp., 6.75%
,
06/15/23 ................. 19,800 (21,344,400)
Total Corporate Bonds — (0.1)%
(Proceeds: $19,755,756) .......................... (21,344,400)
Total Investments Sold Short — (0.1)%
(Proceeds: $19,755,756 ) .......................... (21,344,400)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 117.7%
(Cost: $51,729,743,702) ........................... 51,995,271,406
Liabilities in Excess of Other Assets — (17.7)% ........... (7,818,421,363)
Net Assets — 100.0% .............................. $ 44,176,850,043
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
U.S. dollar denominated security issued by foreign domiciled entity.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Rounds to less than 1,000.
(h)
Non-income producing security.
(i)
All or a portion of this security is on loan.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $492,507,335, representing 1.11% of its net assets as of period end, and an original cost of $422,736,570.
(k)
All or a portion of the security is held by a wholly-owned subsidiary.
(l)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Convertible security.
(o)
Zero-coupon bond.
(p)
Perpetual security with no stated maturity date.
(q)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(r)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Fixed rate.
(u)
Affiliate of the Fund.
(v)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(w)
When-issued security.
(x)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(y)
Represents or includes a TBA transaction.
(z)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
(aa)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(ab)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(ac)
The amount to be repurchased assumes the maturity will be the day after the period end.
(ad)
Annualized 7-day yield as of period end.
(ae)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,286,811,574 $ — $ (79,839,440) $ — $ — $ 1,206,972,134 1,206,972,134 $ 413,253 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 276,547,482 — (244,010,845) (27,843) — 32,508,794 32,499,044 1,737,555
(b)
—
BlackRock Liquid Environmentally
Aware Fund, Class Direct ... 368,564,420 184,035 — — (6) 368,748,449 368,564,167 130,978 —
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... — 68,235,000 (68,069,653) (165,347) — — — 582,758 —
iShares China Large-Cap ETF .. 31,103,457 15,510,150 (27,446,882) (783,006) (2,829,276) 15,554,443 399,549 67,476 —
iShares Core U.S. Aggregate
Bond ETF .............. — 4,000,008 (1,109,274) (28,558) (60,324) 2,801,852 24,400 37,256 —
iShares Expanded Tech-Software
Sector ETF
(c)
............ — 10,047,177 (10,329,876) 282,699 — — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 505,658,536 72,284,034 (572,419,955) 31,056,733 (36,579,348) — — 4,261,587 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 198,174,006 311,958,178 (489,084,019) (5,577,131) (4,177,851) 11,293,183 84,892 898,677 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 514,988 — — — (25,991) 488,997 4,443 12,525 —
iShares Latin America 40 ETF .. 23,482,935 — (7,099,811) 498,458 (2,654,364) 14,227,218 536,067 202,609 —
iShares MSCI Brazil ETF ..... 19,647,100 13,137,090 (12,092,191) (646,300) (4,084,350) 15,961,349 496,774 388,766 —
iShares MSCI Japan ETF
(c)
.... — 14,931,268 (15,950,946) 1,019,678 — — — — —
iShares Nasdaq Biotechnology
ETF .................. 6,665,560 — (2,179,463) 513,325 (256,863) 4,742,559 29,333 10,097 —
iShares Russell 2000 ETF
(c)
.... — 6,004,153 (5,833,298) (170,855) — — — — —
iShares S&P 500 Value ETF ... 43,416,191 — — — 5,900,966 49,317,157 339,136 702,493 —
$ 25,971,853 $ (44,767,407) $ 1,722,616,135 $ 9,446,030 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date
(a)
Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
(a)
Credit Suisse Securities
(USA) LLC ......... (3.00) % 06/25/21 Open   $ 4,547,816 $ 4,510,676 Corporate Bonds Open/Demand
TD Securities (USA) LLC . 0.40 07/22/21 Open   1,018,605 1,019,397 Corporate Bonds Open/Demand
Barclays Bank plc ...... 0.50 08/12/21 Open   176,364 176,484 Corporate Bonds Open/Demand
$ 5,742,785 $ 5,706,557
(a)
Certain agreements have no stated maturity and can be terminated by either party at any time.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CBOE Volatility Index ....................................................... 163 10/20/21 $ 3,727 $ 271,435
Exchange Traded Bitcoin Futures
(a)
.............................................. 83 10/29/21 18,100 602,288
Euro-BTP ............................................................... 1,380 12/08/21 242,896 (1,437,696)
Australia 10 Year Bond ...................................................... 64 12/15/21 6,546 (120,066)
Australia 3 Year Bond ....................................................... 3,654 12/15/21 307,590 (476,011)
FTSE 100 Index .......................................................... 32 12/17/21 3,050 23,469
FTSE/MIB Index .......................................................... 91 12/17/21 13,373 (144,258)
MSCI Emerging Markets E-Mini Index ............................................ 412 12/17/21 25,659 (1,102,503)
NASDAQ 100 E-Mini Index ................................................... 288 12/17/21 84,571 (2,519,438)
Korea 10 Year Bond ........................................................ 954 12/21/21 100,081 (1,847,266)
Korea 3 Year Bond ......................................................... 3,384 12/21/21 312,677 (1,054,842)
3 Month Canadian Bankers Acceptance .......................................... 48 06/13/22 9,399 (18,532)
3 Month Canadian Bankers Acceptance .......................................... 24 09/19/22 4,689 (16,319)
3 Month Sterling .......................................................... 611 12/20/23 101,889 (346,459)
(8,186,198)
Short Contracts
Euro-Bobl ............................................................... 3,913 12/08/21 611,587 1,935,118
Euro-Bund .............................................................. 3,534 12/08/21 695,177 1,669,012
Euro-Buxl ............................................................... 3,599 12/08/21 847,704 24,694,580
Euro-OAT ............................................................... 571 12/08/21 109,762 1,057,983
Euro-Schatz ............................................................. 535 12/08/21 69,535 49,966
Short-Term Euro-BTP ....................................................... 14,687 12/08/21 1,934,513 2,646,940
Japan 10 Year Bond ........................................................ 118 12/13/21 160,489 512,524
DAX Index .............................................................. 45 12/17/21 19,922 551,870
EURO STOXX 50 Index ..................................................... 326 12/17/21 15,286 190,728
Russell 2000 E-Mini Index .................................................... 556 12/17/21 61,182 1,132,027
S&P 500 E-Mini Index ...................................................... 2,472 12/17/21 531,202 11,406,959
U.S. Treasury 10 Year Note ................................................... 16,537 12/21/21 2,178,233 20,874,013
U.S. Treasury 10 Year Ultra Note ............................................... 8,638 12/21/21 1,256,424 11,921,507
U.S. Treasury Long Bond .................................................... 9,643 12/21/21 1,538,059 24,248,530
U.S. Treasury Ultra Bond .................................................... 7,043 12/21/21 1,349,175 31,828,631
Long Gilt ............................................................... 2,063 12/29/21 347,878 4,737,017
U.S. Treasury 2 Year Note .................................................... 32,266 12/31/21 7,101,041 2,879,914
U.S. Treasury 3 Year Note .................................................... 698 12/31/21 161,118 124,450
U.S. Treasury 5 Year Note .................................................... 16,037 12/31/21 1,969,293 (2,056,333)
90-day Eurodollar ......................................................... 451 12/16/24 110,952 (39,003)
3 Month Sterling .......................................................... 612 12/18/24 101,942 224,508
140,590,941
$ 132,404,743
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 22,260,000 PLN 101,114,826 BNP Paribas SA 10/04/21 $ 361,570
USD 8,828,000 BRL 46,280,147 BNP Paribas SA 10/04/21 329,603
USD 8,791,000 BRL 45,523,314 Citibank NA 10/04/21 431,579
USD 26,903,000 BRL 139,223,234 JPMorgan Chase Bank NA 10/04/21 1,337,516
CAD 16,742,562 USD 13,209,000 JPMorgan Chase Bank NA 10/08/21 9,389
KZT 2,215,060,848 USD 5,071,110 Citibank NA 10/08/21 124,392
USD 13,209,000 CAD 16,642,433 JPMorgan Chase Bank NA 10/08/21 69,664
AUD 144,286,234 USD 103,895,723 State Street Bank and Trust Co. 10/12/21 419,511

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 53,019,614 USD 41,619,167 JPMorgan Chase Bank NA 10/12/21 $ 239,915
CAD 79,408,300 USD 62,285,416 UBS AG 10/12/21 407,581
GBP 19,865,023 USD 26,693,750 Barclays Bank plc 10/12/21 72,562
USD 7,118,334 AUD 9,836,313 Bank of America NA 10/12/21 6,933
USD 6,450,137 AUD 8,830,000 HSBC Bank plc 10/12/21 66,274
USD 42,710,000 AUD 59,017,390 State Street Bank and Trust Co. 10/12/21 41,946
USD 12,457,083 EUR 10,719,958 Barclays Bank plc 10/12/21 37,584
USD 49,828,333 EUR 42,675,013 Deutsche Bank AG 10/12/21 387,625
USD 21,355,000 GBP 15,777,427 BNP Paribas SA 10/12/21 96,352
USD 3,958,258 TRY 33,871,605 BNP Paribas SA 10/12/21 164,854
USD 22,521,742 TRY 193,643,452 Citibank NA 10/12/21 834,909
USD 27,534,744 IDR 394,407,670,000 Bank of America NA 10/18/21 35,852
USD 55,099,868 IDR 788,795,623,536 Goldman Sachs International 10/18/21 103,459
USD 55,918,838 IDR 798,946,065,000 HSBC Bank plc 10/18/21 214,721
USD 31,196,138 IDR 444,950,510,000 Morgan Stanley & Co. International plc 10/18/21 173,299
EUR 13,272,000 NOK 134,295,234 Deutsche Bank AG 10/20/21 17,872
KRW 20,967,990,400 USD 17,696,000 Citibank NA 10/20/21 4,150
NOK 134,947,915 EUR 13,272,000 JPMorgan Chase Bank NA 10/20/21 56,781
USD 4,305,901 EUR 3,638,437 Toronto Dominion Bank 10/20/21 89,987
USD 17,696,000 KRW 20,896,321,600 Citibank NA 10/20/21 56,350
USD 30,945,000 MXN 626,594,852 Goldman Sachs International 10/20/21 668,093
USD 22,125,000 MXN 446,409,487 HSBC Bank plc 10/20/21 554,605
USD 22,125,000 ZAR 331,200,187 Bank of America NA 10/20/21 180,430
USD 30,901,030 EUR 26,322,000 JPMorgan Chase Bank NA 10/21/21 400,739
USD 21,143,472 MXN 424,985,000 Barclays Bank plc 10/29/21 634,105
USD 29,020,223 MXN 586,905,000 Citibank NA 10/29/21 696,753
USD 22,099,666 MXN 452,592,315 UBS AG 10/29/21 257,996
PLN 105,225,094 EUR 22,704,000 Bank of America NA 11/02/21 141,500
USD 13,271,000 CLP 10,786,668,800 UBS AG 11/02/21 7,054
USD 10,876,995 MXN 221,502,936 Goldman Sachs International 11/24/21 229,209
CAD 19,565,468 USD 15,445,000 Bank of America NA 12/15/21 1,987
CAD 5,886,392 USD 4,640,000 JPMorgan Chase Bank NA 12/15/21 7,321
CAD 15,219,120 USD 11,973,000 Morgan Stanley & Co. International plc 12/15/21 42,534
CNY 439,140,000 USD 67,615,132 Barclays Bank plc 12/15/21 94,554
CNY 48,550,452 USD 7,483,000 Citibank NA 12/15/21 2,849
CNY 2,979,490,000 USD 458,001,643 Deutsche Bank AG 12/15/21 1,397,029
CNY 806,437,363 USD 124,224,000 HSBC Bank plc 12/15/21 118,171
CNY 31,678,000 USD 4,878,928 UBS AG 12/15/21 5,408
EUR 28,120,000 GBP 24,073,110 BNP Paribas SA 12/15/21 183,593
EUR 191,205,000 GBP 164,262,254 Citibank NA 12/15/21 474,158
EUR 23,675,000 GBP 20,340,092 Deutsche Bank AG 12/15/21 57,171
EUR 27,810,000 GBP 23,786,394 Goldman Sachs International 12/15/21 210,314
EUR 58,860,000 GBP 50,507,021 JPMorgan Chase Bank NA 12/15/21 225,472
EUR 56,926,862 USD 65,977,038 Citibank NA 12/15/21 67,287
EUR 56,926,862 USD 65,954,438 Goldman Sachs International 12/15/21 89,887
GBP 24,390,302 EUR 28,260,000 Barclays Bank plc 12/15/21 81,421
GBP 19,081,956 EUR 22,080,000 Deutsche Bank AG 12/15/21 97,863
GBP 6,123,006 EUR 7,080,000 JPMorgan Chase Bank NA 12/15/21 37,222
MYR 247,530,000 USD 58,886,496 Barclays Bank plc 12/15/21 46,288
MYR 49,270,000 USD 11,717,004 Morgan Stanley & Co. International plc 12/15/21 13,365
RUB 239,690,000 USD 3,231,434 Bank of America NA 12/15/21 19,153
RUB 3,899,961,578 USD 52,506,349 Goldman Sachs International 12/15/21 383,491
USD 52,703,648 AUD 71,287,000 JPMorgan Chase Bank NA 12/15/21 1,148,348
USD 5,130,000 AUD 6,955,304 Morgan Stanley & Co. International plc 12/15/21 99,871
USD 5,236,350 BRL 28,292,000 Goldman Sachs International 12/15/21 106,280
USD 7,722,500 CAD 9,757,834 Barclays Bank plc 12/15/21 18,665
USD 19,695,500 CAD 24,908,452 Morgan Stanley & Co. International plc 12/15/21 30,214
USD 4,531,318 CAD 5,732,000 Royal Bank of Canada 12/15/21 5,890
USD 41,682,990 CHF 38,123,000 Morgan Stanley & Co. International plc 12/15/21 697,841
USD 33,019,327 EUR 28,100,000 Bank of America NA 12/15/21 418,803
USD 112,260,032 EUR 94,700,000 Barclays Bank plc 12/15/21 2,392,785
USD 3,683,230,870 EUR 3,109,460,000 BNP Paribas SA 12/15/21 75,756,635
USD 32,170,066 EUR 27,709,000 Commonwealth Bank of Australia 12/15/21 23,165

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 11,836,635 EUR 10,108,000 Credit Agricole Corporate & Investment Bank SA 12/15/21 $ 109,728
USD 512,430,189 EUR 432,907,190 Deutsche Bank AG 12/15/21 10,188,149
USD 99,349,856 EUR 84,820,000 Goldman Sachs International 12/15/21 944,999
USD 3,663,536,868 EUR 3,090,596,000 HSBC Bank plc 12/15/21 77,947,910
USD 5,963,178 EUR 5,030,000 JPMorgan Chase Bank NA 12/15/21 127,568
USD 287,779,905 EUR 245,918,750 JPMorgan Chase Bank NA 12/15/21 2,474,561
USD 113,350,833 EUR 95,988,000 Morgan Stanley & Co. International plc 12/15/21 1,989,298
USD 6,290,943 EUR 5,410,000 Natwest Markets plc 12/15/21 14,472
USD 4,776,131 EUR 4,026,000 Royal Bank of Canada 12/15/21 105,323
USD 89,047,392 EUR 75,872,000 State Street Bank and Trust Co. 12/15/21 1,023,656
USD 20,275,383 EUR 17,135,000 UBS AG 12/15/21 396,024
USD 15,263,450 GBP 11,222,000 Bank of Montreal 12/15/21 141,051
USD 828,703,177 GBP 598,184,000 Natwest Markets plc 12/15/21 22,610,033
USD 144,707,526 GBP 104,602,000 State Street Bank and Trust Co. 12/15/21 3,749,301
USD 11,159,023 HKD 86,761,407 UBS AG 12/15/21 11,742
USD 68,461,180 IDR 987,757,905,009 BNP Paribas SA 12/15/21 61,908
USD 123,627,160 IDR 1,783,569,038,780 Citibank NA 12/15/21 120,355
USD 84,153,001 INR 6,267,964,835 Citibank NA 12/15/21 415,673
USD 30,068,318 JPY 3,310,025,716 Goldman Sachs International 12/15/21 307,420
USD 10,280,000 JPY 1,132,499,078 HSBC Bank plc 12/15/21 97,544
USD 5,238,450 JPY 572,541,683 JPMorgan Chase Bank NA 12/15/21 90,649
USD 7,858,415 JPY 863,872,000 Morgan Stanley & Co. International plc 12/15/21 91,223
USD 7,730,000 KRW 9,056,529,067 Royal Bank of Canada 12/15/21 90,981
USD 10,132,000 MXN 204,589,691 Barclays Bank plc 12/15/21 325,930
USD 78,009,699 MYR 325,376,925 Barclays Bank plc 12/15/21 542,853
USD 93,605,873 MYR 389,862,000 Goldman Sachs International 12/15/21 786,201
USD 66,399,137 NOK 570,500,000 JPMorgan Chase Bank NA 12/15/21 1,177,817
USD 142,100,023 SEK 1,223,840,000 Deutsche Bank AG 12/15/21 2,202,792
USD 3,343,599 SGD 4,500,000 BNP Paribas SA 12/15/21 29,946
USD 158,148,566 TWD 4,360,000,000 Barclays Bank plc 12/15/21 770,491
USD 7,483,000 ZAR 111,668,808 Bank of America NA 12/15/21 142,711
USD 9,260,000 ZAR 132,723,024 Goldman Sachs International 12/15/21 535,761
USD 7,483,333 ZAR 112,979,620 Bank of America NA 12/17/21 58,941
USD 3,875,000 ZAR 58,746,918 Deutsche Bank AG 12/17/21 14,480
224,015,240
BRL 111,150,830 USD 21,152,000 Citibank NA 10/04/21 (741,436)
BRL 29,282,013 USD 5,612,000 Deutsche Bank AG 10/04/21 (234,960)
BRL 45,567,243 USD 8,753,000 Morgan Stanley & Co. International plc 10/04/21 (385,513)
PLN 100,920,986 EUR 22,260,000 Barclays Bank plc 10/04/21 (410,308)
USD 8,614,000 BRL 47,213,851 JPMorgan Chase Bank NA 10/04/21 (55,853)
AUD 8,830,000 USD 6,390,922 JPMorgan Chase Bank NA 10/12/21 (7,059)
EUR 35,878,051 USD 41,610,306 Barclays Bank plc 10/12/21 (44,149)
EUR 53,628,818 USD 62,285,416 Goldman Sachs International 10/12/21 (154,287)
GBP 13,217,233 USD 17,834,254 JPMorgan Chase Bank NA 10/12/21 (25,235)
TRY 94,583,263 USD 10,837,297 Citibank NA 10/12/21 (244,573)
TRY 59,585,951 USD 6,823,703 UBS AG 10/12/21 (150,456)
USD 12,457,084 AUD 17,331,595 Goldman Sachs International 10/12/21 (73,213)
USD 41,610,305 AUD 57,688,867 JPMorgan Chase Bank NA 10/12/21 (97,261)
USD 84,329,167 CAD 107,093,616 Barclays Bank plc 10/12/21 (221,438)
USD 7,118,333 CAD 9,041,593 Deutsche Bank AG 10/12/21 (20,021)
USD 12,457,083 CAD 15,880,941 Toronto Dominion Bank 10/12/21 (80,949)
USD 41,610,306 EUR 35,974,638 JPMorgan Chase Bank NA 10/12/21 (67,750)
USD 5,338,750 GBP 3,973,835 BNP Paribas SA 10/12/21 (15,631)
USD 17,834,254 GBP 13,260,880 HSBC Bank plc 10/12/21 (33,576)
ZAR 186,498,308 USD 13,208,000 Bank of America NA 10/14/21 (840,974)
IDR 379,416,240,000 USD 26,620,097 Bank of America NA 10/18/21 (166,438)
IDR 700,423,204,242 USD 48,890,082 Citibank NA 10/18/21 (55,176)
IDR 350,474,325,000 USD 24,453,972 Deutsche Bank AG 10/18/21 (18,201)
IDR 379,605,945,000 USD 26,616,600 Goldman Sachs International 10/18/21 (149,714)
IDR 758,642,772,806 USD 53,206,347 Morgan Stanley & Co. International plc 10/18/21 (312,255)
MYR 297,200,000 USD 71,417,243 Barclays Bank plc 10/18/21 (474,403)
USD 132,242,838 CNY 856,722,000 Deutsche Bank AG 10/18/21 (471,891)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 9,858,022 IDR 141,462,618,512 Goldman Sachs International 10/18/21 $ (5,035)
EUR 11,352,000 USD 13,190,255 JPMorgan Chase Bank NA 10/20/21 (36,515)
MXN 252,913,871 USD 12,519,000 Bank of Montreal 10/20/21 (298,265)
MXN 532,344,857 USD 26,398,000 Goldman Sachs International 10/20/21 (675,229)
MXN 352,539,162 USD 17,666,000 UBS AG 10/20/21 (631,396)
RUB 1,288,737,000 USD 17,700,000 Deutsche Bank AG 10/20/21 (39,784)
RUB 1,288,384,980 USD 17,656,000 JPMorgan Chase Bank NA 10/20/21 (608)
USD 26,476,000 MXN 547,968,476 HSBC Bank plc 10/20/21 (1,700)
USD 35,316,000 RUB 2,587,602,880 Citibank NA 10/20/21 (143,232)
USD 17,670,000 RUB 1,299,363,450 UBS AG 10/20/21 (135,834)
EUR 15,086,000 USD 17,715,418 Barclays Bank plc 10/21/21 (234,702)
EUR 11,236,000 USD 13,183,072 Goldman Sachs International 10/21/21 (163,497)
USD 11,738,018 RUB 871,946,953 Credit Suisse International 10/26/21 (200,769)
USD 96,537,758 RUB 7,168,887,437 HSBC Bank plc 10/26/21 (1,619,380)
USD 16,645,027 RUB 1,244,415,518 JPMorgan Chase Bank NA 10/26/21 (393,637)
USD 177,318,640 RUB 13,206,905,840 Morgan Stanley & Co. International plc 10/26/21 (3,511,657)
IDR 251,647,782,609 USD 17,610,062 Barclays Bank plc 10/29/21 (87,827)
IDR 856,199,666,401 USD 59,870,791 BNP Paribas SA 10/29/21 (253,608)
MXN 611,661,102 USD 30,586,458 BNP Paribas SA 10/29/21 (1,068,282)
MXN 868,537,396 USD 43,445,334 Deutsche Bank AG 10/29/21 (1,530,555)
USD 13,231,000 COP 50,985,658,500 Citibank NA 10/29/21 (134,024)
USD 38,593,279 IDR 563,596,629,331 Bank of America NA 10/29/21 (649,954)
USD 20,071,878 IDR 294,484,553,000 BNP Paribas SA 10/29/21 (433,081)
USD 6,169,890 IDR 89,704,025,444 Citibank NA 10/29/21 (76,201)
USD 6,174,561 IDR 89,704,025,443 HSBC Bank plc 10/29/21 (71,530)
MXN 424,930,352 USD 20,668,824 Citibank NA 11/01/21 (170,694)
MXN 205,404,106 USD 9,982,850 Goldman Sachs International 11/01/21 (74,402)
MXN 278,944,626 USD 13,584,326 Morgan Stanley & Co. International plc 11/01/21 (128,372)
BRL 100,452,054 USD 18,477,000 BNP Paribas SA 11/03/21 (118,024)
USD 21,811,053 IDR 316,522,001,196 Citibank NA 11/17/21 (178,997)
USD 74,792,664 CNY 485,634,000 BNP Paribas SA 11/24/21 (212,837)
USD 395,186,813 CNY 2,586,102,505 Citibank NA 11/24/21 (4,233,148)
USD 55,622,474 ZAR 852,465,640 Goldman Sachs International 11/24/21 (579,720)
USD 8,848,000 TRY 81,467,960 Citibank NA 11/29/21 (46,580)
USD 10,920,271 RUB 809,738,101 Citibank NA 12/02/21 (96,011)
USD 14,094,421 RUB 1,042,324,700 HSBC Bank plc 12/02/21 (86,143)
AUD 262,155 USD 193,353 Deutsche Bank AG 12/15/21 (3,761)
BRL 535,155,390 USD 99,917,604 BNP Paribas SA 12/15/21 (2,880,112)
BRL 23,880,000 USD 4,446,596 JPMorgan Chase Bank NA 12/15/21 (116,535)
EUR 23,320,000 GBP 20,083,884 BNP Paribas SA 12/15/21 (9,428)
EUR 28,250,000 USD 33,146,968 Barclays Bank plc 12/15/21 (372,420)
EUR 75,492,959 USD 87,735,527 Citibank NA 12/15/21 (151,540)
EUR 126,910,000 USD 148,708,923 Goldman Sachs International 12/15/21 (1,472,890)
EUR 12,574,000 USD 14,840,514 HSBC Bank plc 12/15/21 (252,649)
EUR 5,030,000 USD 5,953,258 JPMorgan Chase Bank NA 12/15/21 (117,648)
EUR 82,150,000 USD 95,829,718 JPMorgan Chase Bank NA 12/15/21 (522,492)
EUR 886,067,931 USD 1,040,693,782 Morgan Stanley & Co. International plc 12/15/21 (12,712,323)
GBP 102,223,973 EUR 119,600,000 Bank of America NA 12/15/21 (1,001,584)
GBP 8,050,141 EUR 9,390,000 Barclays Bank plc 12/15/21 (45,806)
GBP 108,939,390 EUR 127,330,000 BNP Paribas SA 12/15/21 (920,152)
GBP 32,001,808 EUR 37,320,000 Deutsche Bank AG 12/15/21 (172,621)
GBP 27,860,268 EUR 32,410,000 Goldman Sachs International 12/15/21 (57,236)
GBP 25,882,253 EUR 30,272,427 JPMorgan Chase Bank NA 12/15/21 (242,813)
GBP 4,110,673 EUR 4,790,000 Morgan Stanley & Co. International plc 12/15/21 (17,763)
GBP 6,090,948 EUR 7,083,000 Royal Bank of Canada 12/15/21 (9,458)
GBP 80,032,316 USD 110,797,643 JPMorgan Chase Bank NA 12/15/21 (2,948,718)
IDR 1,514,170,000,000 USD 104,946,632 BNP Paribas SA 12/15/21 (94,902)
IDR 29,359,270,000 USD 2,039,405 Deutsche Bank AG 12/15/21 (6,364)
INR 150,270,000 USD 2,023,907 Bank of America NA 12/15/21 (16,364)
INR 8,668,300,000 USD 116,371,765 Citibank NA 12/15/21 (566,987)
JPY 574,297,035 USD 5,238,450 Goldman Sachs International 12/15/21 (74,866)
JPY 8,375,832,878 USD 76,376,236 JPMorgan Chase Bank NA 12/15/21 (1,067,966)
KRW 18,450,000,000 USD 15,769,231 Citibank NA 12/15/21 (206,988)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
KRW 9,114,732,489 USD 7,730,000 Goldman Sachs International 12/15/21 $ (41,887)
MXN 209,356,361 USD 10,132,000 Goldman Sachs International 12/15/21 (97,461)
MXN 10,400,000 USD 515,254 Natwest Markets plc 12/15/21 (16,778)
MYR 120,800,000 USD 29,021,021 Goldman Sachs International 12/15/21 (260,546)
NOK 1,242,340,000 USD 143,196,842 Bank of America NA 12/15/21 (1,168,702)
SEK 550,700,000 USD 63,836,394 JPMorgan Chase Bank NA 12/15/21 (885,841)
USD 4,640,000 CAD 5,921,433 Royal Bank of Canada 12/15/21 (34,987)
USD 14,685,110 CAD 18,620,000 State Street Bank and Trust Co. 12/15/21 (15,427)
USD 485,813,195 CNY 3,153,510,611 Barclays Bank plc 12/15/21 (417,196)
USD 510,030,953 CNY 3,318,108,373 Deutsche Bank AG 12/15/21 (1,578,276)
USD 13,099,151 CNY 85,219,819 HSBC Bank plc 12/15/21 (40,639)
USD 3,741,750 JPY 418,118,112 JPMorgan Chase Bank NA 12/15/21 (17,608)
USD 9,728,550 JPY 1,085,418,813 JPMorgan Chase Bank NA 12/15/21 (30,601)
USD 5,130,000 RUB 381,990,060 Citibank NA 12/15/21 (50,408)
USD 23,102,000 RUB 1,719,886,145 UBS AG 12/15/21 (222,461)
ZAR 192,462,168 USD 12,878,000 Citibank NA 12/15/21 (226,947)
ZAR 55,859,852 USD 3,865,000 Goldman Sachs International 12/15/21 (193,183)
ZAR 73,667,431 USD 5,130,000 JPMorgan Chase Bank NA 12/15/21 (287,643)
EUR 5,239,000 JPY 676,258,083 HSBC Bank plc 12/17/21 (2,119)
USD 3,741,667 ZAR 57,039,843 Bank of America NA 12/17/21 (6,674)
USD 7,755,000 ZAR 118,594,889 Citibank NA 12/17/21 (38,396)
(55,570,116)
$ 168,445,124
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency Up and Out
Morgan Stanley &
Co. International
plc — 10/06/21 CAD 1.27 CAD 1.30 USD 38,575 $ 113,586
EUR Currency One-Touch UBS AG — 10/12/21 CHF 1.15 CHF 1.15 EUR 1,497 1,054
EUR Currency Up and Out
Nomura
International plc — 10/12/21 USD 1.18 USD 1.20 EUR 57,844 3,681
AUD Currency One-Touch
Royal Bank of
Canada — 10/21/21 USD 0.75 USD 0.75 AUD 748 28,692
AUD Currency One-Touch BNP Paribas SA — 11/10/21 USD 0.85 USD 0.85 AUD 1,497 72
AUD Currency One-Touch UBS AG — 11/10/21 USD 0.83 USD 0.83 AUD 1,497 150
USD Currency One-Touch
Standard Chartered
Bank — 03/07/22 CNH 6.80 CNH 6.80 USD 2,839 275,375
422,610
Put
EUR Currency One-Touch UBS AG — 10/11/21 USD 1.15 USD 1.15 EUR 6,248 $ 1,894,150
USD Currency One-Touch UBS AG — 10/14/21 KRW 1,143.00 KRW 1,143.00 USD 1,122 4,944
S&P 500 Index Up and In
Morgan Stanley &
Co. International
plc 30,303 10/15/21 USD 4,339.43 USD 4,491.31 USD 30 2,422,554
USD Currency Up and In
Standard Chartered
Bank — 10/25/21 KRW 1,165.00 KRW 1,185.00 USD 60,784 102,539
USD Currency Down and Out
Bank of America
NA — 10/27/21 COP 3,830.00 COP 3,705.00 USD 67,238 334,991
USD Currency One-Touch
Bank of America
NA — 11/03/21 JPY 103.00 JPY 103.00 USD 1,532 2,997
USD Currency Up and In Deutsche Bank AG — 11/03/21 BRL 5.20 BRL 5.35 USD 51,976 171,104
USD Currency One-Touch
Bank of America
NA — 11/05/21 ZAR 14.00 ZAR 14.00 USD 1,870 96,587
USD Currency One-Touch
Goldman Sachs
International — 11/10/21 CAD 1.23 CAD 1.23 USD 1,540 160,382

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
USD Currency One-Touch Citibank NA — 12/02/21 ZAR 14.00 ZAR 14.00 USD 748 $ 56,474
EUR Currency Down and Out
Canadian Imperial
Bank of Commerce — 12/09/21 JPY 127.25 JPY 124.00 EUR 77,125 147,780
5,394,502
$ 5,817,112
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 1,546 10/01/21 USD 448.00 USD 66,345 $ 2,319
SPDR S&P 500 ETF Trust ...................... 11,990 10/01/21 USD 441.00 USD 514,539 53,955
VanEck Semiconductor ETF .................... 200 10/08/21 USD 275.00 USD 5,125 3,200
Apple, Inc. ................................ 1,099 10/15/21 USD 155.00 USD 15,551 15,386
Barclays plc ............................... 5,001 10/15/21 GBP 1.90 GBP 9,482 303,226
Best Buy Co., Inc. ........................... 800 10/15/21 USD 120.00 USD 8,457 8,000
Constellation Brands, Inc. ...................... 550 10/15/21 USD 225.00 USD 11,588 52,250
Constellation Brands, Inc. ...................... 900 10/15/21 USD 245.00 USD 18,962 9,000
Deere & Co. ............................... 250 10/15/21 USD 380.00 USD 8,377 6,250
Invesco QQQ Trust 1 ......................... 4,000 10/15/21 USD 385.00 USD 143,184 62,000
iShares China Large-Cap ETF ................... 26,000 10/15/21 USD 43.00 USD 101,218 91,000
iShares MSCI Japan ETF ...................... 6,499 10/15/21 USD 74.00 USD 45,655 77,988
Masco Corp. ............................... 1,401 10/15/21 USD 60.00 USD 7,783 21,015
Nucor Corp. ............................... 1,092 10/15/21 USD 110.00 USD 10,755 73,710
S&P 500 Index ............................. 148 10/15/21 USD 4,500.00 USD 63,752 39,960
SPDR S&P 500 ETF Trust ...................... 1,546 10/15/21 USD 448.00 USD 66,345 54,883
SPDR S&P 500 ETF Trust ...................... 2,081 10/15/21 USD 453.00 USD 89,304 28,094
SPDR S&P 500 ETF Trust ...................... 3,862 10/15/21 USD 458.00 USD 165,734 25,103
SPDR S&P 500 ETF Trust ...................... 12,000 10/15/21 USD 442.00 USD 514,968 1,572,000
SPDR S&P 500 ETF Trust ...................... 44,219 10/15/21 USD 450.00 USD 1,897,614 1,039,147
TE Connectivity Ltd. .......................... 599 10/15/21 USD 145.00 USD 8,219 35,940
Thermo Fisher Scientific, Inc. .................... 180 10/15/21 USD 560.00 USD 10,284 350,100
TJX Cos., Inc. (The) .......................... 2,400 10/15/21 USD 75.00 USD 15,835 14,400
United Parcel Service, Inc. ..................... 401 10/15/21 USD 200.00 USD 7,302 6,617
VanEck Semiconductor ETF .................... 200 10/15/21 USD 272.50 USD 5,125 13,400
Western Digital Corp. ......................... 1,250 10/15/21 USD 65.00 USD 7,055 20,000
Western Digital Corp. ......................... 1,250 10/15/21 USD 70.00 USD 7,055 10,000
Xilinx, Inc. ................................ 725 10/15/21 USD 167.50 USD 10,947 44,588
Xilinx, Inc. ................................ 1,150 10/15/21 USD 170.00 USD 17,364 57,500
Xilinx, Inc. ................................ 1,638 10/15/21 USD 160.00 USD 24,732 292,383
Advanced Micro Devices, Inc. ................... 250 11/19/21 USD 115.00 USD 2,573 66,625
Alphabet, Inc. .............................. 35 11/19/21 USD 2,900.00 USD 9,329 108,325
Alphabet, Inc. .............................. 58 11/19/21 USD 3,000.00 USD 15,459 89,900
Applied Materials, Inc. ........................ 100 11/19/21 USD 150.00 USD 1,287 11,650
Best Buy Co., Inc. ........................... 1,000 11/19/21 USD 125.00 USD 10,571 37,500
BNP Paribas SA ............................ 550 11/19/21 EUR 57.00 EUR 3,049 116,906
Comcast Corp. ............................. 2,400 11/19/21 USD 57.50 USD 13,423 337,200
iShares China Large-Cap ETF ................... 6,000 11/19/21 USD 45.00 USD 23,358 54,000
iShares China Large-Cap ETF ................... 6,667 11/19/21 USD 42.00 USD 25,955 296,682
Microsoft Corp. ............................. 250 11/19/21 USD 300.00 USD 7,048 107,500
Parker-Hannifin Corp. ......................... 599 11/19/21 USD 340.00 USD 16,749 37,438
S&P 500 Index ............................. 82 11/19/21 USD 4,650.00 USD 35,322 25,010
salesforce.com, Inc. .......................... 550 11/19/21 USD 290.00 USD 14,917 228,250
salesforce.com, Inc. .......................... 600 11/19/21 USD 280.00 USD 16,273 442,500
salesforce.com, Inc. .......................... 2,201 11/19/21 USD 300.00 USD 59,696 493,024
Societe Generale SA ......................... 1,100 11/19/21 EUR 28.00 EUR 2,991 134,427
SPDR S&P 500 ETF Trust ...................... 2,500 11/19/21 USD 450.00 USD 107,285 728,750
SPDR S&P 500 ETF Trust ...................... 6,100 11/19/21 USD 455.00 USD 261,775 994,300
SPDR S&P 500 ETF Trust ...................... 7,004 11/19/21 USD 470.00 USD 300,570 101,558
SPDR S&P 500 ETF Trust ...................... 8,999 11/19/21 USD 448.00 USD 386,183 2,641,207
SPDR S&P Oil & Gas Exploration & Production ETF .... 5,000 11/19/21 USD 105.00 USD 48,360 1,787,500

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Taiwan Semiconductor Manufacturing Co. Ltd. ........ 150 11/19/21 USD 125.00 USD 1,675 $ 11,775
VanEck Semiconductor ETF .................... 500 11/19/21 USD 285.00 USD 12,814 65,500
Williams-Sonoma, Inc. ........................ 1,150 11/19/21 USD 170.00 USD 20,393 1,788,250
Alphabet, Inc. .............................. 31 12/17/21 USD 2,950.00 USD 8,262 109,585
Amazon.com, Inc. ........................... 25 12/17/21 USD 3,650.00 USD 8,213 105,563
Best Buy Co., Inc. ........................... 3,451 12/17/21 USD 115.00 USD 36,481 1,018,045
BP plc ................................... 950 12/17/21 GBP 3.60 GBP 3,233 115,203
Caesars Entertainment, Inc. .................... 989 12/17/21 USD 100.00 USD 11,104 1,715,915
Cellnex Telecom SA .......................... 2,511 12/17/21 EUR 59.28 EUR 14,454 281,147
Diamondback Energy, Inc. ...................... 2,103 12/17/21 USD 90.00 USD 19,909 2,439,480
Diamondback Energy, Inc. ...................... 3,512 12/17/21 USD 115.00 USD 33,248 1,141,400
Electricite de France SA ....................... 1,815 12/17/21 EUR 15.00 EUR 1,977 6,307
EURO STOXX Bank Index ..................... 2,108 12/17/21 EUR 100.00 EUR 10,573 546,353
EURO STOXX Bank Index ..................... 4,059 12/17/21 EUR 120.00 EUR 20,358 70,526
EURO STOXX Bank Index ..................... 12,641 12/17/21 EUR 110.00 EUR 63,401 970,079
EURO STOXX Bank Index ..................... 25,026 12/17/21 EUR 95.00 EUR 125,518 10,472,228
Freeport-McMoRan, Inc. ....................... 8,818 12/17/21 USD 33.00 USD 28,685 2,310,316
Lions Gate Entertainment Corp. .................. 550 12/17/21 USD 18.00 USD 780 19,250
SPDR S&P 500 ETF Trust ...................... 100 12/17/21 USD 465.00 USD 4,291 11,100
SPDR S&P 500 ETF Trust ...................... 300 12/17/21 USD 470.00 USD 12,874 20,400
SPDR S&P 500 ETF Trust ...................... 800 12/17/21 USD 360.00 USD 34,331 5,817,600
STOXX Europe 600 Oil & Gas Call Index ............ 1,589 12/17/21 EUR 300.00 EUR 22,085 331,311
STOXX Europe 600 Telecommunications Index ....... 1,371 12/17/21 EUR 260.00 EUR 15,768 35,732
Telecom Italia SpA ........................... 14,446 12/17/21 EUR 0.46 EUR 4,903 5,020
Telenet Group Holding NV ...................... 27 12/17/21 EUR 34.00 EUR 89 4,066
Thermo Fisher Scientific, Inc. .................... 199 12/17/21 USD 580.00 USD 11,369 461,680
United States Steel Corp. ...................... 600 12/17/21 USD 25.00 USD 1,318 76,500
Western Digital Corp. ......................... 2,000 12/17/21 USD 80.00 USD 11,288 57,000
SPDR S&P 500 ETF Trust ...................... 5,999 12/31/21 USD 448.00 USD 257,441 3,518,414
SPDR S&P 500 ETF Trust ...................... 11,458 12/31/21 USD 465.00 USD 491,709 1,655,681
Caesars Entertainment, Inc. .................... 4,838 01/21/22 USD 100.00 USD 54,321 8,986,585
Devon Energy Corp. .......................... 6,094 01/21/22 USD 35.00 USD 21,640 2,300,485
Devon Energy Corp. .......................... 7,515 01/21/22 USD 28.00 USD 26,686 6,350,175
Energy Transfer LP .......................... 6,928 01/21/22 USD 10.00 USD 6,637 408,752
FedEx Corp. ............................... 400 01/21/22 USD 280.00 USD 8,772 40,200
Invesco QQQ Trust 1 ......................... 5,004 01/21/22 USD 405.00 USD 179,123 743,094
Liberty Global plc ............................ 2,270 01/21/22 USD 30.00 USD 6,765 414,275
Lions Gate Entertainment Corp. .................. 725 01/21/22 USD 19.00 USD 1,029 29,000
SPDR S&P 500 ETF Trust ...................... 3,000 01/21/22 USD 480.00 USD 128,742 222,000
SPDR S&P Oil & Gas Exploration & Production ETF .... 1,222 01/21/22 USD 100.00 USD 11,819 986,765
SPDR S&P Oil & Gas Exploration & Production ETF .... 1,222 01/21/22 USD 120.00 USD 11,819 331,773
69,218,196
Put
SPDR S&P 500 ETF Trust ...................... 5,360 10/01/21 USD 435.00 USD 230,019 3,009,640
SPDR S&P 500 ETF Trust ...................... 1,544 10/04/21 USD 430.00 USD 66,259 512,608
Invesco QQQ Trust 1 ......................... 6,009 10/08/21 USD 345.00 USD 215,098 946,418
SPDR S&P 500 ETF Trust ...................... 550 10/08/21 USD 420.00 USD 23,603 135,575
SPDR S&P 500 ETF Trust ...................... 2,504 10/11/21 USD 430.00 USD 107,457 1,481,116
90-day Eurodollar October 2021 Futures ............ 2,860 10/15/21 USD 99.25 USD 715,000 17,875
American Airlines Group, Inc. .................... 700 10/15/21 USD 16.00 USD 1,436 2,450
EURO STOXX 50 Index ....................... 335 10/15/21 EUR 4,000.00 EUR 13,561 171,517
EURO STOXX 50 Index ....................... 581 10/15/21 EUR 4,100.00 EUR 23,519 532,008
Invesco QQQ Trust 1 ......................... 1,476 10/15/21 USD 360.00 USD 52,835 1,126,926
iShares iBoxx High Yield Corporate Bond ETF ........ 1,750 10/15/21 USD 86.00 USD 15,311 35,000
iShares iBoxx High Yield Corporate Bond ETF ........ 5,200 10/15/21 USD 87.00 USD 45,495 192,400
iShares Russell 2000 ETF ...................... 700 10/15/21 USD 210.00 USD 15,313 77,350
iShares Russell 2000 ETF ...................... 700 10/15/21 USD 208.00 USD 15,313 113,400
S&P 500 Index ............................. 191 10/15/21 USD 4,100.00 USD 82,274 394,415
S&P 500 Index ............................. 267 10/15/21 USD 4,400.00 USD 115,011 2,983,725
SPDR S&P 500 ETF Trust ...................... 600 10/15/21 USD 418.00 USD 25,748 225,900
SPDR S&P 500 ETF Trust ...................... 899 10/15/21 USD 425.00 USD 38,580 335,777
SPDR S&P 500 ETF Trust ...................... 5,001 10/15/21 USD 433.00 USD 214,613 4,185,837

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
CBOE Volatility Index ......................... 300 10/20/21 USD 17.00 USD 694 $ 3,750
U.S. Treasury 10 Year Note ..................... 450 10/22/21 USD 132.00 USD 45,000 323,438
EURO STOXX 50 Index ....................... 238 11/19/21 EUR 4,000.00 EUR 9,634 257,216
iShares iBoxx High Yield Corporate Bond ETF ........ 12,015 11/19/21 USD 85.00 USD 105,119 534,668
iShares iBoxx Investment Grade Corporate Bond ETF ... 14,007 11/19/21 USD 131.00 USD 186,335 1,260,630
JPMorgan Chase & Co. ....................... 1,163 11/19/21 USD 160.00 USD 19,037 601,853
Seagate Technology Holdings plc ................. 725 11/19/21 USD 70.00 USD 5,983 72,863
SPDR S&P 500 ETF Trust ...................... 2,749 11/19/21 USD 428.00 USD 117,971 3,188,840
Spire Global, Inc. ............................ 506 11/19/21 USD 10.00 USD 634 107,525
Uber Technologies, Inc. ....................... 850 11/19/21 USD 30.00 USD 3,808 10,200
U.S. Treasury 10 Year Note ..................... 376 11/26/21 USD 133.00 USD 37,600 611,000
U.S. Treasury 10 Year Note ..................... 1,551 11/26/21 USD 130.50 USD 155,100 751,266
U.S. Treasury 2 Year Note ...................... 5,000 11/26/21 USD 110.00 USD 1,000,000 703,130
U.S. Treasury 5 Year Note ...................... 165 11/26/21 USD 122.00 USD 16,500 36,094
90-day Eurodollar December 2021 Futures .......... 3,001 12/10/21 USD 99.38 USD 750,250 168,806
90-day Eurodollar December 2021 Futures .......... 4,002 12/10/21 USD 99.50 USD 1,000,500 575,288
90-day Eurodollar December 2021 Futures .......... 26,001 12/10/21 USD 98.38 USD 6,500,250 8,775,338
American Airlines Group, Inc. .................... 500 12/17/21 USD 15.00 USD 1,026 16,000
Cellnex Telecom SA .......................... 825 12/17/21 EUR 53.72 EUR 4,749 318,400
Deutsche Lufthansa AG ....................... 3,740 12/17/21 EUR 5.14 EUR 2,221 67,150
EURO STOXX 50 Index ....................... 238 12/17/21 EUR 4,000.00 EUR 9,634 339,509
PG&E Corp. ............................... 750 12/17/21 USD 7.00 USD 720 8,250
SPDR S&P 500 ETF Trust ...................... 2,249 12/17/21 USD 423.00 USD 96,514 2,995,668
Uber Technologies, Inc. ....................... 2,550 12/17/21 USD 25.00 USD 11,424 31,875
United Airlines Holdings, Inc. .................... 800 01/21/22 USD 10.00 USD 3,806 4,400
90-day Eurodollar June 2022 Futures .............. 4,008 06/10/22 USD 99.00 USD 1,002,000 1,127,250
39,370,344
$ 108,588,540
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........... Morgan Stanley & Co. International plc — 10/06/21 USD 0.73 AUD 35,332 $ 29,421
USD Currency ........... JPMorgan Chase Bank NA — 10/08/21 ZAR 14.40 USD 26,418 1,188,048
USD Currency ........... UBS AG — 10/18/21 MXN 20.10 USD 52,996 1,573,378
USD Currency ........... Deutsche Bank AG — 10/19/21 ZAR 14.95 USD 26,470 516,438
USD Currency ........... Goldman Sachs International — 10/19/21 CAD 1.28 USD 37,417 109,361
USD Currency ........... Goldman Sachs International — 10/20/21 MXN 20.30 USD 53,009 1,173,429
USD Currency ........... UBS AG — 10/20/21 CHF 0.94 USD 317,680 1,744,060
USD Currency ........... JPMorgan Chase Bank NA — 10/27/21 CNH 6.60 USD 99,843 35,097
USD Currency ........... Nomura International plc — 10/27/21 CNH 6.60 USD 74,832 26,305
USD Currency ........... Citibank NA — 10/28/21 MXN 20.60 USD 53,082 804,619
SoftBank Group Corp. ..... JPMorgan Chase Bank NA 623 10/29/21 JPY 8,000.00 JPY 4,037 4,339
USD Currency ........... Barclays Bank plc — 11/04/21 CLP 785.00 USD 35,180 1,376,004
USD Currency ........... UBS AG — 11/12/21 ZAR 14.30 USD 22,071 1,301,535
EUR Currency ........... BNP Paribas SA — 11/18/21 PLN 4.65 EUR 60,346 371,200
Generac Holdings, Inc. ..... Credit Suisse International 20,001 11/19/21 USD 450.00 USD 8,174 207,010
USD Currency ........... Credit Suisse International — 11/29/21 CHF 0.95 USD 302,480 998,267
USD Currency ........... HSBC Bank plc — 11/29/21 MXN 20.80 USD 70,777 1,289,979
EUR Currency ........... Deutsche Bank AG — 12/13/21 PLN 4.56 EUR 59,962 1,174,890
WillScot Mobile Mini Holdings
Corp. ............... Credit Suisse International 2,671,530 12/17/21 USD 30.00 USD 2,824,698 298,321
USD Currency ........... Bank of America NA — 01/12/22 JPY 111.00 USD 131,140 1,759,910
15,981,611
Put
EUR Currency ........... Bank of America NA — 10/04/21 EUR 1.16 EUR 3,149 2,399,087
EUR Currency ........... Bank of America NA — 10/08/21 USD 1.17 EUR 106,593 812,196
EUR Currency ........... Morgan Stanley & Co. International plc — 10/08/21 USD 1.18 EUR 59,324 1,277,448

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... Bank of America NA — 10/08/21 TRY 8.70 USD 16,909 $ 14,897
EUR Currency ........... Citibank NA — 10/11/21 USD 1.16 EUR 127,422 818,261
EUR Currency ........... Bank of America NA — 10/14/21 USD 1.17 EUR 106,593 1,322,568
EUR Currency ........... Deutsche Bank AG — 10/15/21 USD 1.17 EUR 424,767 3,675,411
Financial Select Sector SPDR
Fund ............... Credit Suisse International 698,153 10/15/21 USD 37.00 USD 708,154 6,793
USD Currency ........... BNP Paribas SA — 10/29/21 IDR 14,300.00 USD 21,882 101,323
USD Currency ........... UBS AG — 11/05/21 ZAR 13.50 USD 29,932 5,764
USD Currency ........... BNP Paribas SA — 11/15/21 KRW 1,160.00 USD 30,914 77,634
USD Currency ........... Citibank NA — 11/15/21 RUB 73.00 USD 70,662 848,182
EUR Currency ........... Citibank NA — 11/19/21 GBP 0.85 EUR 280,640 1,263,975
EUR Currency ........... Citibank NA — 11/26/21 GBP 0.85 EUR 281,690 1,423,732
USD Currency ........... Citibank NA — 12/02/21 ZAR 14.75 USD 56,125 638,141
14,685,412
$ 30,667,023
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Call
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 4,567.73 and 10 year swap >= 1.7 ....... Goldman Sachs International 5,026 10/15/21 USD 45,915 $ 451,068
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 1.00 % Quarterly
ITRAXX.EUR.
MAIN.35.V1 Quarterly Barclays Bank plc 10/20/21 EUR 47.50 EUR 1,893,193 $ 1,232,153
Bought Protection on
5-Year Credit Default
Swap 1.00 Quarterly
ITRAXX.EUR.
MAIN.35.V1 Quarterly Barclays Bank plc 10/20/21 EUR 47.50 EUR 682,307 444,068
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly Bank of America NA 10/20/21 USD 108.00 USD 25,000 65,951
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.37.V1 Quarterly
JPMorgan Chase
Bank NA 10/20/21 USD 108.50 USD 22,500 97,969
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
Credit Suisse
International 10/20/21 USD 109.00 USD 25,000 136,824
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
Goldman Sachs
International 10/20/21 USD 109.00 USD 25,000 136,824
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.35.
V1 Quarterly Barclays Bank plc 10/20/21 EUR 250.00 EUR 89,200 328,545
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 11/17/21 EUR 275.00 EUR 44,300 331,124

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Credit Default Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 10/20/21 EUR 275.00 EUR 55,300 $ 199,293
$ 2,972,751
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.74% Semi-Annual Bank of America NA 11/10/21 0.74 % USD 2,226,048 $ 208,888
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.34% Semi-Annual
Morgan Stanley & Co.
International plc 11/19/21 1.34 USD 128,225 179,869
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.26% Semi-Annual
Goldman Sachs
International 11/26/21 1.26 USD 167,185 341,014
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Goldman Sachs
International 11/26/21 1.30 USD 151,991 395,991
20-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.56% Semi-Annual
Goldman Sachs
International 11/26/21 1.56 USD 81,062 434,164
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.56% Semi-Annual
Goldman Sachs
International 11/26/21 1.56 USD 60,795 411,671
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 12/15/21 1.40 USD 76,191 357,637
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.07% Annual
Goldman Sachs
International 12/24/21 0.07 EUR 157,050 731,091
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.31% Semi-Annual Barclays Bank plc 03/28/22 1.31 USD 84,720 925,250
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.53% Semi-Annual
JPMorgan Chase
Bank NA 04/05/22 1.53 USD 79,090 1,457,336
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.39% Semi-Annual
Morgan Stanley & Co.
International plc 04/08/22 1.39 USD 156,180 2,087,781
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual
Goldman Sachs
International 04/20/22 1.60 USD 149,124 3,923,946
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 1.30 USD 159,089 1,274,734
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.20% Semi-Annual Bank of America NA 04/28/22 1.20 USD 220,690 1,762,568
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 1,990,697 4,123,671
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.98% Semi-Annual Barclays Bank plc 03/07/24 2.98 USD 104,172 11,247,741
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.95% Semi-Annual Barclays Bank plc 03/12/24 2.95 USD 104,170 11,023,954
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.97% Semi-Annual
Goldman Sachs Bank
USA 06/24/24 1.97 USD 24,980 1,087,121
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual
Goldman Sachs
International 06/28/24 2.00 USD 24,980 1,123,926
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.68% Semi-Annual
Goldman Sachs
International 07/22/24 1.68 USD 29,270 909,644
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Bank of America NA 07/29/24 1.55 USD 25,440 679,713
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.68% Semi-Annual
Wells Fargo Securities
LLC 08/02/24 1.68 USD 29,520 925,731
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual UBS AG 06/05/25 1.43 USD 14,340 368,967
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.18% Semi-Annual
JPMorgan Chase
Bank NA 05/02/28 3.18 USD 68,266 8,047,047
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.05% Semi-Annual Citibank NA 06/27/28 3.05 USD 70,870 7,760,165
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.04% Semi-Annual
Nomura International
plc 01/10/29 3.04 USD 31,100 3,382,173
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 01/11/29 3.04 USD 31,050 3,371,364

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.08% Semi-Annual Barclays Bank plc 01/29/29 3.08 % USD 31,350 $ 3,494,352
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.99% Semi-Annual
JPMorgan Chase
Bank NA 04/27/38 2.99 USD 14,735 1,592,494
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.86% Semi-Annual
JPMorgan Chase
Bank NA 02/22/39 2.86 USD 13,826 1,407,839
75,037,842
Put
5-Year Interest Rate Swap
(a)
. 1.00% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/21/21 1.00 USD 866,253 4,634,380
5-Year Interest Rate Swap
(a)
. 1.15% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/08/21 1.15 USD 399,596 1,119,763
5-Year Interest Rate Swap
(a)
. (0.15)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 11/15/21 (0.15) EUR 143,420 315,252
30-Year Interest Rate Swap
(a)
0.48% Annual
6 month
EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 11/16/21 0.48 EUR 139,121 3,506,023
30-Year Interest Rate Swap
(a)
0.49% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 11/24/21 0.49 EUR 139,694 3,594,321
30-Year Interest Rate Swap
(a)
0.52% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 12/09/21 0.52 EUR 134,042 3,329,406
10-Year Interest Rate Swap
(a)
1.79% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/29/21 1.79 USD 196,313 1,326,155
5-Year Interest Rate Swap
(a)
. 1.31% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/28/22 1.31 USD 84,720 644,574
2-Year Interest Rate Swap
(a)
. 0.65% Semi-Annual 3 month LIBOR Quarterly Citibank NA 03/28/22 0.65 USD 1,435,034 2,940,929
5-Year Interest Rate Swap
(a)
. 1.53% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/05/22 1.53 USD 79,090 372,555
5-Year Interest Rate Swap
(a)
. 1.39% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/08/22 1.39 USD 156,180 1,053,298
15-Year Interest Rate Swap
(a)
3.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 05/03/22 3.25 USD 118,060 151,406
30-Year Interest Rate Swap
(a)
2.85% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 05/09/22 2.85 USD 69,120 347,488
10-Year Interest Rate Swap
(a)
0.45% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 06/08/22 0.45 EUR 221,560 2,280,870
1-Year Interest Rate Swap
(a)
. 0.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 07/05/22 0.50 USD 2,200,010 2,185,501
5-Year Interest Rate Swap
(a)
. 1.25% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 07/15/22 1.25 USD 213,050 2,984,376
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 08/02/22 2.25 USD 56,530 534,982
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 08/08/22 2.25 USD 57,125 554,104
10-Year Interest Rate Swap
(a)
2.98% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/07/24 2.98 USD 104,172 1,440,139
10-Year Interest Rate Swap
(a)
2.95% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/12/24 2.95 USD 104,170 1,491,517
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/13/24 2.50 USD 110,550 2,817,603
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/20/24 2.50 USD 110,550 2,834,554
10-Year Interest Rate Swap
(a)
1.97% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/24/24 1.97 USD 24,980 1,093,690
10-Year Interest Rate Swap
(a)
2.00% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 06/28/24 2.00 USD 24,980 1,065,525
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 07/22/24 1.68 USD 29,270 1,717,452
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly
Wells Fargo Securities
LLC 08/02/24 1.68 USD 29,520 1,734,398
10-Year Interest Rate Swap
(a)
1.80% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 08/05/24 1.80 USD 36,430 1,920,291
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly UBS AG 06/05/25 1.43 USD 14,340 1,146,918
20-Year Interest Rate Swap
(a)
3.00% Annual
6 month
EURIBOR Semi-Annual UBS AG 01/18/28 3.00 EUR 35,585 440,903
10-Year Interest Rate Swap
(a)
3.18% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 05/02/28 3.18 USD 68,266 1,870,668
10-Year Interest Rate Swap
(a)
3.04% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 01/10/29 3.04 USD 31,100 986,468
10-Year Interest Rate Swap
(a)
3.04% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/11/29 3.04 USD 31,050 987,711

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.08% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/29/29 3.08 % USD 31,350 $ 968,675
10-Year Interest Rate Swap
(a)
2.99% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/27/38 2.99 USD 14,735 542,033
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 02/22/39 2.86 USD 13,826 541,676
55,475,604
$ 130,513,446
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ....................... 864 10/08/21 USD 449.00 USD 37,078 $ (9,936)
iShares China Large-Cap ETF .................... 26,000 10/15/21 USD 46.00 USD 101,218 (26,000)
iShares MSCI Japan ETF ....................... 6,499 10/15/21 USD 77.00 USD 45,655 (29,246)
NVIDIA Corp. ............................... 450 10/15/21 USD 240.00 USD 9,322 (14,625)
S&P 500 Index .............................. 148 10/15/21 USD 4,600.00 USD 63,752 (7,400)
SPDR S&P 500 ETF Trust ....................... 732 10/15/21 USD 440.00 USD 31,413 (175,314)
SPDR S&P 500 ETF Trust ....................... 2,964 10/15/21 USD 460.00 USD 127,197 (16,302)
SPDR S&P 500 ETF Trust ....................... 12,000 10/15/21 USD 452.00 USD 514,968 (186,000)
VanEck Semiconductor ETF ..................... 250 10/15/21 USD 282.50 USD 6,407 (3,625)
Western Digital Corp. .......................... 1,250 10/15/21 USD 80.00 USD 7,055 (3,750)
Western Digital Corp. .......................... 1,250 10/15/21 USD 90.00 USD 7,055 (18,750)
Xilinx, Inc. ................................. 1,150 10/15/21 USD 180.00 USD 17,364 (31,625)
Xilinx, Inc. ................................. 2,363 10/15/21 USD 175.00 USD 35,679 (89,794)
Advanced Micro Devices, Inc. .................... 250 11/19/21 USD 125.00 USD 2,573 (29,875)
Best Buy Co., Inc. ............................ 1,000 11/19/21 USD 145.00 USD 10,571 (16,000)
ConocoPhillips .............................. 3,000 11/19/21 USD 70.00 USD 20,331 (771,000)
Delta Air Lines, Inc. ........................... 3,000 11/19/21 USD 48.00 USD 12,783 (199,500)
iShares China Large-Cap ETF .................... 6,000 11/19/21 USD 49.00 USD 23,358 (126,000)
iShares China Large-Cap ETF .................... 6,667 11/19/21 USD 47.00 USD 25,955 (23,335)
salesforce.com, Inc. ........................... 2,201 11/19/21 USD 320.00 USD 59,696 (148,568)
SPDR S&P 500 ETF Trust ....................... 3,090 11/19/21 USD 461.00 USD 132,604 (162,225)
SPDR S&P 500 ETF Trust ....................... 14,000 11/19/21 USD 460.00 USD 600,796 (854,000)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 7,000 11/19/21 USD 115.00 USD 67,704 (1,078,000)
U.S. Treasury 10 Year Note ...................... 376 11/26/21 USD 136.00 USD 37,600 (11,750)
Best Buy Co., Inc. ............................ 3,451 12/17/21 USD 125.00 USD 36,481 (377,885)
BP plc .................................... 950 12/17/21 GBP 4.40 GBP 3,233 (9,600)
BP plc .................................... 2,843 12/17/21 USD 30.00 USD 7,770 (179,109)
Caesars Entertainment, Inc. ..................... 989 12/17/21 USD 130.00 USD 11,104 (368,403)
Diamondback Energy, Inc. ....................... 2,103 12/17/21 USD 130.00 USD 19,909 (315,450)
Diamondback Energy, Inc. ....................... 3,512 12/17/21 USD 135.00 USD 33,248 (412,660)
EQT Corp. ................................. 2,841 12/17/21 USD 25.00 USD 5,813 (262,793)
EURO STOXX Bank Index ...................... 11,808 12/17/21 EUR 115.00 EUR 59,223 (444,528)
EURO STOXX Bank Index ...................... 25,026 12/17/21 EUR 105.00 EUR 125,518 (3,696,081)
Freeport-McMoRan, Inc. ........................ 8,818 12/17/21 USD 40.00 USD 28,685 (639,305)
iShares iBoxx Investment Grade Corporate Bond ETF .... 1,000 12/17/21 USD 137.00 USD 13,303 (27,500)
SPDR S&P 500 ETF Trust ....................... 2,500 12/17/21 USD 455.00 USD 107,285 (705,000)
STOXX Europe 600 Oil & Gas Call Index ............. 1,589 12/17/21 EUR 320.00 EUR 22,085 (101,234)
STOXX Europe 600 Telecommunications Index ........ 1,371 12/17/21 EUR 270.00 EUR 15,768 (63,524)
United States Steel Corp. ....................... 600 12/17/21 USD 30.00 USD 1,318 (28,800)
SPDR S&P 500 ETF Trust ....................... 5,729 12/31/21 USD 480.00 USD 245,854 (209,109)
SPDR S&P 500 ETF Trust ....................... 5,999 12/31/21 USD 470.00 USD 257,441 (554,908)
Caesars Entertainment, Inc. ..................... 4,838 01/21/22 USD 130.00 USD 54,321 (2,406,905)
Devon Energy Corp. ........................... 6,094 01/21/22 USD 40.00 USD 21,640 (1,194,424)
Devon Energy Corp. ........................... 7,515 01/21/22 USD 38.00 USD 26,686 (1,912,568)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Invesco QQQ Trust 1 .......................... 4,482 01/21/22 USD 420.00 USD 160,438 $ (239,787)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 2,444 01/21/22 USD 110.00 USD 23,638 (1,167,010)
(19,349,203)
Put
SPDR S&P 500 ETF Trust ....................... 11,999 10/01/21 USD 420.00 USD 514,925 (209,983)
Invesco QQQ Trust 1 .......................... 6,009 10/08/21 USD 340.00 USD 215,098 (579,869)
SPDR S&P 500 ETF Trust ....................... 550 10/08/21 USD 405.00 USD 23,603 (36,300)
SPDR S&P 500 ETF Trust ....................... 864 10/08/21 USD 431.00 USD 37,078 (504,576)
SPDR S&P 500 ETF Trust ....................... 2,504 10/11/21 USD 420.00 USD 107,457 (741,184)
Apple, Inc. ................................. 1,099 10/15/21 USD 135.00 USD 15,551 (141,222)
Barclays plc ................................ 5,001 10/15/21 GBP 1.65 GBP 9,482 (50,538)
Constellation Brands, Inc. ....................... 1,450 10/15/21 USD 200.00 USD 30,550 (297,250)
Deere & Co. ................................ 250 10/15/21 USD 330.00 USD 8,377 (156,875)
EURO STOXX 50 Index ........................ 335 10/15/21 EUR 3,700.00 EUR 13,561 (30,268)
EURO STOXX 50 Index ........................ 581 10/15/21 EUR 3,900.00 EUR 23,519 (167,241)
Invesco QQQ Trust 1 .......................... 2,952 10/15/21 USD 340.00 USD 105,670 (661,248)
iShares Russell 2000 ETF ....................... 700 10/15/21 USD 195.00 USD 15,313 (15,400)
iShares Russell 2000 ETF ....................... 700 10/15/21 USD 190.00 USD 15,313 (21,000)
Masco Corp. ................................ 1,401 10/15/21 USD 55.00 USD 7,783 (136,598)
Nucor Corp. ................................ 1,092 10/15/21 USD 92.50 USD 10,755 (171,990)
S&P 500 Index .............................. 76 10/15/21 USD 4,200.00 USD 32,737 (285,380)
S&P 500 Index .............................. 382 10/15/21 USD 4,250.00 USD 164,548 (1,902,360)
SPDR S&P 500 ETF Trust ....................... 600 10/15/21 USD 390.00 USD 25,748 (43,200)
SPDR S&P 500 ETF Trust ....................... 732 10/15/21 USD 422.00 USD 31,413 (227,652)
SPDR S&P 500 ETF Trust ....................... 773 10/15/21 USD 415.00 USD 33,173 (245,041)
SPDR S&P 500 ETF Trust ....................... 5,001 10/15/21 USD 413.00 USD 214,613 (1,412,783)
TE Connectivity Ltd. ........................... 599 10/15/21 USD 125.00 USD 8,219 (41,930)
Thermo Fisher Scientific, Inc. ..................... 180 10/15/21 USD 490.00 USD 10,284 (7,200)
TJX Cos., Inc. (The) ........................... 2,400 10/15/21 USD 65.00 USD 15,835 (284,400)
United Parcel Service, Inc. ...................... 401 10/15/21 USD 180.00 USD 7,302 (103,458)
SPDR S&P 500 ETF Trust ....................... 150 10/29/21 USD 395.00 USD 6,437 (35,850)
Alphabet, Inc. ............................... 35 11/19/21 USD 2,500.00 USD 9,329 (209,825)
Alphabet, Inc. ............................... 58 11/19/21 USD 2,600.00 USD 15,459 (531,570)
BNP Paribas SA ............................. 550 11/19/21 EUR 50.00 EUR 3,049 (95,564)
Comcast Corp. .............................. 6,400 11/19/21 USD 50.00 USD 35,795 (416,000)
EURO STOXX 50 Index ........................ 238 11/19/21 EUR 3,700.00 EUR 9,634 (101,866)
iShares iBoxx High Yield Corporate Bond ETF ......... 12,015 11/19/21 USD 82.00 USD 105,119 (282,353)
iShares iBoxx Investment Grade Corporate Bond ETF .... 14,007 11/19/21 USD 128.00 USD 186,335 (595,298)
JPMorgan Chase & Co. ........................ 2,326 11/19/21 USD 140.00 USD 38,074 (298,891)
Microsoft Corp. .............................. 250 11/19/21 USD 265.00 USD 7,048 (152,500)
Parker-Hannifin Corp. .......................... 599 11/19/21 USD 250.00 USD 16,749 (221,630)
Societe Generale SA .......................... 1,100 11/19/21 EUR 24.00 EUR 2,991 (57,338)
SPDR S&P 500 ETF Trust ....................... 600 11/19/21 USD 400.00 USD 25,748 (306,600)
SPDR S&P 500 ETF Trust ....................... 1,500 11/19/21 USD 410.00 USD 64,371 (1,030,500)
SPDR S&P 500 ETF Trust ....................... 2,749 11/19/21 USD 398.00 USD 117,971 (1,323,644)
SPDR S&P 500 ETF Trust ....................... 3,858 11/19/21 USD 405.00 USD 165,562 (2,287,794)
VanEck Semiconductor ETF ..................... 500 11/19/21 USD 245.00 USD 12,814 (306,250)
U.S. Treasury 10 Year Note ...................... 2,326 11/26/21 USD 129.00 USD 232,600 (436,125)
U.S. Treasury 10 Year Note ...................... 2,800 11/26/21 USD 130.00 USD 280,000 (918,750)
U.S. Treasury 10 Year Note ...................... 6,753 11/26/21 USD 131.00 USD 675,300 (4,326,141)
Alphabet, Inc. ............................... 31 12/17/21 USD 2,550.00 USD 8,262 (291,245)
Amazon.com, Inc. ............................ 25 12/17/21 USD 3,100.00 USD 8,213 (239,125)
Deutsche Lufthansa AG ........................ 3,740 12/17/21 EUR 4.00 EUR 777,415 (41,929)
EURO STOXX 50 Index ........................ 238 12/17/21 EUR 3,700.00 EUR 9,634 (160,036)
SPDR S&P 500 ETF Trust ....................... 500 12/17/21 USD 400.00 USD 21,457 (392,500)
SPDR S&P 500 ETF Trust ....................... 2,249 12/17/21 USD 388.00 USD 96,514 (1,335,906)
Energy Transfer LP ........................... 6,928 01/21/22 USD 8.00 USD 6,637 (214,768)
FedEx Corp. ................................ 400 01/21/22 USD 220.00 USD 8,772 (573,000)
SPDR S&P 500 ETF Trust ....................... 6,507 01/21/22 USD 395.00 USD 279,241 (6,207,678)
(31,865,622)
$ (51,214,825)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency .............. Deutsche Bank AG — 10/13/21 PLN 4.58 EUR 29,982 $ (287,898)
USD Currency .............. Citibank NA — 10/15/21 RUB 74.00 USD 26,498 (77,126)
USD Currency .............. Bank of America NA — 10/19/21 ZAR 14.95 USD 26,470 (516,438)
USD Currency .............. Goldman Sachs International — 10/19/21 CAD 1.31 USD 74,832 (51,861)
USD Currency .............. JPMorgan Chase Bank NA — 10/27/21 CNH 6.75 USD 149,764 (7,981)
USD Currency .............. Nomura International plc — 10/27/21 CNH 6.75 USD 74,832 (3,988)
USD Currency .............. Barclays Bank plc — 11/04/21 CLP 820.00 USD 43,974 (605,827)
USD Currency .............. UBS AG — 11/05/21 ZAR 14.50 USD 14,967 (689,971)
USD Currency .............. UBS AG — 11/12/21 ZAR 15.00 USD 30,899 (811,465)
USD Currency .............. HSBC Bank plc — 11/29/21 MXN 21.50 USD 70,777 (585,329)
USD Currency .............. Citibank NA — 12/02/21 ZAR 16.00 USD 14,967 (177,219)
(3,815,103)
Put
EUR Currency .............. Bank of America NA — 10/08/21 USD 1.15 EUR 159,889 (67,882)
EUR Currency .............. Bank of America NA — 10/14/21 USD 1.15 EUR 159,889 (291,148)
EUR Currency .............. Deutsche Bank AG — 10/15/21 USD 1.16 EUR 424,767 (1,437,173)
USD Currency .............. JPMorgan Chase Bank NA — 10/27/21 CNH 6.45 USD 29,883 (97,084)
USD Currency .............. Nomura International plc — 10/27/21 CNH 6.50 USD 22,450 (184,912)
USD Currency .............. Deutsche Bank AG — 11/03/21 BRL 4.85 USD 51,976 (5,405)
USD Currency .............. JPMorgan Chase Bank NA — 11/05/21 ZAR 14.00 USD 7,483 (7,290)
USD Currency .............. UBS AG — 11/05/21 ZAR 14.00 USD 29,932 (29,160)
Generac Holdings, Inc. ........ Credit Suisse International 20,001 11/19/21 USD 360.00 USD 8,174 (188,984)
USD Currency .............. HSBC Bank plc — 11/29/21 MXN 20.00 USD 70,777 (232,188)
USD Currency .............. Citibank NA — 12/02/21 ZAR 14.25 USD 112,248 (442,116)
WillScot Mobile Mini Holdings Corp. Credit Suisse International 2,226,275 12/17/21 USD 25.00 USD 2,824,698 (17,810)
USD Currency .............. Bank of America NA — 01/12/22 JPY 97.00 USD 131,140 (11,547)
(3,012,699)
$ (6,827,802)
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
MAIN.35.V1 Quarterly 1.00 % Quarterly Barclays Bank plc 10/20/21 NR EUR 52.50 EUR 1,893,193 $ (650,166)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
MAIN.35.V1 Quarterly 1.00 Quarterly Barclays Bank plc 10/20/21 NR EUR 52.50 EUR 682,307 (234,320)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 Quarterly
Bank of America
NA 10/20/21 NR USD 104.00 USD 25,000 (11,652)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 Quarterly
Credit Suisse
International 10/20/21 NR USD 105.00 USD 25,000 (14,783)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.36.V1 Quarterly 5.00 Quarterly
Goldman Sachs
International 10/20/21 NR USD 105.00 USD 25,000 (14,783)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.37.V1 Quarterly 5.00 Quarterly
JPMorgan Chase
Bank NA 10/20/21 NR USD 105.00 USD 22,500 (18,063)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.35.V1 Quarterly 5.00 Quarterly Barclays Bank plc 10/20/21 NR EUR 300.00 EUR 89,200 (105,416)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.36.V1 Quarterly 5.00 Quarterly Barclays Bank plc 11/17/21 NR EUR 325.00 EUR 44,300 (176,562)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Credit Default Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.36.V1 Quarterly 5.00 % Quarterly Barclays Bank plc 10/20/21 NR EUR 325.00 EUR 55,300 $ (68,946)
$ (1,294,691)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.00% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 11/04/21 1.00 % USD 36,430 $ (3,280)
10-Year Interest Rate Swap
(a)
1.30% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 11/12/21 1.30 USD 38,110 (68,090)
2-Year Interest Rate Swap
(a)
. 0.51% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/10/22 0.51 USD 438,190 (697,444)
2-Year Interest Rate Swap
(a)
. 0.41% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 02/23/22 0.41 USD 253,640 (168,713)
2-Year Interest Rate Swap
(a)
. 0.51% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/01/22 0.51 USD 367,120 (535,495)
2-Year Interest Rate Swap
(a)
. 0.49% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 03/02/22 0.49 USD 275,635 (345,326)
2-Year Interest Rate Swap
(a)
. 0.57% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/23/22 0.57 USD 378,670 (770,947)
5-Year Interest Rate Swap
(a)
. 0.90% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/22/22 0.90 USD 110,340 (299,165)
5-Year Interest Rate Swap
(a)
. 0.90% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/28/22 0.90 USD 331,030 (906,973)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/02/22 0.74 USD 30,200 (45,347)
10-Year Interest Rate Swap
(a)
1.40% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 06/07/22 1.40 USD 52,875 (633,135)
10-Year Interest Rate Swap
(a)
1.53% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/01/22 1.53 USD 44,980 (805,061)
10-Year Interest Rate Swap
(a)
1.44% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/09/23 1.44 USD 51,650 (866,748)
10-Year Interest Rate Swap
(a)
2.01% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 03/01/23 2.01 USD 55,940 (2,431,989)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 1,990,697 (1,074,010)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 1,990,697 (2,248,549)
10-Year Interest Rate Swap
(a)
1.67% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 08/14/23 1.67 USD 85,550 (2,350,661)
10-Year Interest Rate Swap
(a)
1.74% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 08/14/23 1.74 USD 80,620 (2,459,181)
30-Year Interest Rate Swap
(a)
1.85% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 09/17/24 1.85 USD 10,650 (974,435)
30-Year Interest Rate Swap
(a)
2.00% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 09/30/24 2.00 USD 7,460 (814,029)
10-Year Interest Rate Swap
(a)
3.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/12/29 3.05 USD 83,640 (9,146,715)
(27,645,293)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.18% Semi-Annual Citibank NA 10/12/21 1.18 USD 796,498 (410,662)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.59% Semi-Annual Citibank NA 10/12/21 1.59 USD 577,461 (1,581,912)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.15% Semi-Annual Deutsche Bank AG 10/21/21 1.15 USD 1,299,379 (2,005,003)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.50% Semi-Annual Deutsche Bank AG 11/12/21 1.50 USD 38,110 (459,858)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.78% Annual
JPMorgan Chase
Bank NA 11/16/21 0.78 EUR 139,121 (314,003)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.62% Semi-Annual
Morgan Stanley & Co.
International plc 11/17/21 1.62 USD 400,614 (2,903,721)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.94% Semi-Annual
Morgan Stanley & Co.
International plc 11/19/21 1.94 USD 128,225 (1,958,787)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.79% Annual
Goldman Sachs
International 11/24/21 0.79 EUR 139,694 (398,587)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.70% Semi-Annual
Goldman Sachs
International 11/26/21 1.70 % USD 151,991 $ (885,773)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.71% Semi-Annual
Goldman Sachs
International 11/26/21 1.71 USD 167,185 (929,270)
20-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.96% Semi-Annual
Goldman Sachs
International 11/26/21 1.96 USD 81,062 (817,875)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.01% Semi-Annual
Goldman Sachs
International 11/26/21 2.01 USD 60,795 (735,512)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.50% Semi-Annual Barclays Bank plc 12/06/21 0.50 USD 170,300 (112,280)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.82% Annual
Goldman Sachs
International 12/09/21 0.82 EUR 134,042 (481,523)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.45% Semi-Annual Deutsche Bank AG 12/10/21 0.45 USD 169,735 (191,996)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.90% Semi-Annual
Morgan Stanley & Co.
International plc 12/15/21 1.90 USD 76,191 (1,978,066)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.31% Semi-Annual
Morgan Stanley & Co.
International plc 12/17/21 1.31 USD 386,099 (1,115,214)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.97% Semi-Annual
Morgan Stanley & Co.
International plc 12/17/21 1.97 USD 76,204 (1,532,012)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.72% Semi-Annual
Goldman Sachs
International 12/23/21 1.72 USD 371,644 (3,027,937)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.51% Semi-Annual
Morgan Stanley & Co.
International plc 01/10/22 0.51 USD 438,190 (586,730)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.50% Semi-Annual Deutsche Bank AG 01/19/22 0.50 USD 60,150 (97,588)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.76% Semi-Annual
Goldman Sachs
International 01/26/22 1.76 USD 539,269 (5,320,583)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.75% Semi-Annual Deutsche Bank AG 02/25/22 0.75 USD 253,640 (241,321)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.51% Semi-Annual Deutsche Bank AG 03/01/22 0.51 USD 367,120 (950,932)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.49% Semi-Annual
JPMorgan Chase
Bank NA 03/02/22 0.49 USD 275,635 (784,808)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.57% Semi-Annual Deutsche Bank AG 03/23/22 0.57 USD 378,670 (979,617)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.95% Semi-Annual Citibank NA 03/28/22 0.95 USD 1,865,544 (1,481,786)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual Deutsche Bank AG 05/02/22 0.74 USD 30,200 (2,631,083)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.25% Semi-Annual
Goldman Sachs
International 05/03/22 3.25 USD 295,110 (71,782)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual
Nomura International
plc 05/09/22 2.75 USD 150,715 (325,337)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.40% Semi-Annual
JPMorgan Chase
Bank NA 06/07/22 2.40 USD 52,875 (283,436)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.75% Annual
Goldman Sachs
International 06/08/22 0.75 EUR 221,560 (964,580)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual
JPMorgan Chase
Bank NA 08/02/22 2.75 USD 56,530 (221,473)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.25% Semi-Annual
JPMorgan Chase
Bank NA 08/02/22 3.25 USD 56,530 (98,016)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual Barclays Bank plc 08/08/22 2.75 USD 57,125 (230,889)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.25% Semi-Annual Barclays Bank plc 08/08/22 3.25 USD 57,125 (102,622)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.53% Semi-Annual
Morgan Stanley & Co.
International plc 09/01/22 1.53 USD 44,980 (1,625,764)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.44% Semi-Annual Barclays Bank plc 01/09/23 1.44 USD 51,650 (2,538,834)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.01% Semi-Annual Bank of America NA 03/01/23 2.01 USD 55,940 (1,391,251)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.70% Annual Barclays Bank plc 05/15/23 0.70 EUR 71,710 (1,193,044)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.67% Semi-Annual
Morgan Stanley & Co.
International plc 08/14/23 1.67 USD 85,550 (4,032,478)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.74% Semi-Annual Barclays Bank plc 08/14/23 1.74 USD 80,620 (3,505,074)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.00 USD 110,550 (1,686,530)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.50% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.50 USD 110,550 (1,022,268)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.00 USD 110,550 (1,699,365)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.50% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.50 USD 110,550 (1,031,478)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.25% Semi-Annual
Morgan Stanley & Co.
International plc 08/20/24 2.25 % USD 116,580 $ (4,030,145)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual Deutsche Bank AG 09/17/24 1.85 USD 10,650 (1,258,500)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual Barclays Bank plc 09/30/24 2.00 USD 7,460 (753,461)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Barclays Bank plc 06/15/26 3.05 USD 119,697 (1,665,330)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Deutsche Bank AG 06/15/26 3.05 USD 59,848 (832,658)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 644,103 (9,024,261)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 06/30/26 3.04 USD 297,725 (4,202,164)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.05% Semi-Annual Barclays Bank plc 03/12/29 3.05 USD 83,640 (2,660,709)
(81,365,888)
$ (109,011,181)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V12 .................. 5.00 % Quarterly 12/20/24 USD 70,907 $ (6,333,574) $ (3,004,288) $ (3,329,286)
CDX.NA.IG.33.V1 ................... 1.00 Quarterly 12/20/24 USD 1,500,000 (28,829,368) (21,392,422) (7,436,946)
CDX.NA.HY.37.V1 ................... 5.00 Quarterly 12/20/26 USD 43,400 (4,094,044) (4,103,487) 9,443
CDX.NA.IG.37.V1 ................... 1.00 Quarterly 12/20/26 USD 381,150 (9,218,319) (9,005,513) (212,806)
ITRAXX.EUR.CROSSOVER.36.V1 ........ 5.00 Quarterly 12/20/26 EUR 187,871 (26,120,338) (27,174,913) 1,054,575
ITRAXX.EUR.MAIN.36.V1 .............. 1.00 Quarterly 12/20/26 EUR 306,560 (9,418,150) (9,658,848) 240,698
ITRAXX.FINSUB.36.V1 ............... 1.00 Quarterly 12/20/26 EUR 72,286 379,397 353,136 26,261
$ (83,634,396) $ (73,986,335) $ (9,648,061)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 BB- EUR 38,576 $ 5,463,876 $ 4,655,685 $ 808,191
ITRAXX.EUR.
CROSSOVER.35.V1 . 5.00 Quarterly 06/20/26 BB- EUR 84,238 11,562,229 12,122,497 (560,268)
$ 17,026,105 $ 16,778,182 $ 247,923
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 2.24% Semi-Annual N/A 11/01/21 USD 824,780 $ 8,825,037 $ — $ 8,825,037
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 1,399,892 (1,589,629) — (1,589,629)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.10% Semi-Annual N/A 03/01/23 USD 179,220 $ 2,331,333 $ — $ 2,331,333
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 1,399,452 (1,524,004) — (1,524,004)
0.76% Annual 6 month WIBOR Semi-Annual N/A 06/18/23 PLN 263,838 334,609 — 334,609
0.83% Semi-Annual 6 month WIBOR Semi-Annual N/A 06/22/23 PLN 615,551 580,090 — 580,090
1.77% Semi-Annual 3 month LIBOR Quarterly 07/12/22
(a)
07/12/23 USD 1,061,620 (14,086,331) — (14,086,331)
0.60% Annual 6 month WIBOR Semi-Annual N/A 07/23/23 PLN 147,424 357,924 — 357,924
28 day MXIBTIIE Monthly 5.84% Monthly N/A 08/14/23 MXN 4,230,049 (1,721,584) — (1,721,584)
1.39% Annual 3 month WIBOR Quarterly 09/05/22
(a)
09/05/23 PLN 490,848 381,609 — 381,609
3 month LIBOR Quarterly 0.35% Semi-Annual 11/18/21
(a)
11/18/23 USD 193,290 (288,995) — (288,995)
0.52% Semi-Annual 3 month LIBOR Quarterly 12/30/21
(a)
12/30/23 USD 7,360 (5,826) — (5,826)
3 month LIBOR Quarterly 0.44% Semi-Annual 01/25/22
(a)
01/25/24 USD 190 (283) — (283)
3 month LIBOR Quarterly 0.38% Semi-Annual 02/07/22
(a)
02/07/24 USD 52,690 (157,981) — (157,981)
3 month LIBOR Quarterly 0.40% Semi-Annual 02/08/22
(a)
02/08/24 USD 75,990 (203,104) — (203,104)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 993,264 (2,036,471) — (2,036,471)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 993,264 (1,851,413) — (1,851,413)
3 month LIBOR Quarterly 0.49% Semi-Annual 03/02/22
(a)
03/02/24 USD 27,330 (42,717) — (42,717)
3 month LIBOR Quarterly 0.46% Semi-Annual 03/07/22
(a)
03/07/24 USD 27,585 (60,362) — (60,362)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 1,259,950 2,734,304 — 2,734,304
0.45% Semi-Annual 3 month LIBOR Quarterly N/A 03/11/24 USD 100,455 107,155 — 107,155
0.45% Semi-Annual 3 month LIBOR Quarterly N/A 03/19/24 USD 380,000 427,334 — 427,334
0.45% Semi-Annual 3 month LIBOR Quarterly N/A 03/23/24 USD 200,016 285,062 — 285,062
0.56% Semi-Annual 3 month LIBOR Quarterly 03/24/22
(a)
03/24/24 USD 55,280 36,608 — 36,608
0.60% Semi-Annual 3 month LIBOR Quarterly 03/25/22
(a)
03/25/24 USD 27,720 (3,397) — (3,397)
0.64% Semi-Annual 3 month LIBOR Quarterly 03/29/22
(a)
03/29/24 USD 84,460 (63,424) — (63,424)
0.63% Semi-Annual 3 month LIBOR Quarterly 03/29/22
(a)
03/29/24 USD 28,910 (19,254) — (19,254)
3 month LIBOR Quarterly 0.63% Semi-Annual 03/30/22
(a)
03/30/24 USD 94,600 57,535 — 57,535
0.65% Semi-Annual 3 month LIBOR Quarterly 03/30/22
(a)
03/30/24 USD 28,930 (27,794) — (27,794)
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/06/24 USD 300,848 (587,188) — (587,188)
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 192,707 (346,746) — (346,746)
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 04/13/24 USD 150,376 (176,411) — (176,411)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 04/30/24 USD 201,900 (178,335) — (178,335)
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 300,000 1,106,439 — 1,106,439
0.44% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/24 USD 149,997 302,153 — 302,153
0.73% Semi-Annual 3 month LIBOR Quarterly 06/21/22
(a)
06/21/24 USD 102,990 13,803 — 13,803
0.74% Semi-Annual 3 month LIBOR Quarterly 06/23/22
(a)
06/23/24 USD 35,610 (1,327) — (1,327)
0.54% Semi-Annual 3 month LIBOR Quarterly N/A 06/24/24 USD 150,008 (38,240) — (38,240)
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 20,000 (22,245) — (22,245)
0.77% Semi-Annual 3 month LIBOR Quarterly 06/28/22
(a)
06/28/24 USD 51,740 (19,927) — (19,927)
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 280,000 (307,168) — (307,168)
0.52% Semi-Annual 3 month LIBOR Quarterly N/A 07/13/24 USD 283,000 395,779 — 395,779
0.54% Semi-Annual 3 month LIBOR Quarterly N/A 07/16/24 USD 420,000 318,769 — 318,769
0.54% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 418,000 430,991 — 430,991
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 560,000 1,369,296 — 1,369,296
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/12/24 USD 430,000 391,103 — 391,103
0.54% Semi-Annual 3 month LIBOR Quarterly N/A 08/13/24 USD 730,000 1,304,372 — 1,304,372
0.78% Semi-Annual 3 month LIBOR Quarterly 08/15/22
(a)
08/15/24 USD 29,900 26,093 — 26,093
28 day MXIBTIIE Monthly 6.11% Monthly N/A 08/15/24 MXN 2,834,143 (2,077,037) — (2,077,037)
28 day MXIBTIIE Monthly 6.12% Monthly N/A 08/15/24 MXN 169,025 (120,554) — (120,554)
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 143,550 200,877 — 200,877
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,725 196,524 — 196,524
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,000 220,225 — 220,225
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,000 209,401 — 209,401
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,725 188,256 — 188,256
0.53% Semi-Annual 3 month LIBOR Quarterly N/A 09/03/24 USD 245,516 660,658 — 660,658
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 09/10/24 USD 200,058 501,975 — 501,975
3 month LIBOR Quarterly 3.09% Semi-Annual N/A 11/29/24 USD 18,900 1,619,610 — 1,619,610
3 month LIBOR Quarterly 2.52% Semi-Annual N/A 02/28/25 USD 285,390 17,584,473 — 17,584,473
3 month LIBOR Quarterly 0.36% Semi-Annual N/A 06/02/25 USD 12,354 (195,239) — (195,239)
0.62% At Termination 1 day SONIA At Termination 08/27/24
(a)
08/27/25 GBP 483,510 1,858,469 7,338 1,851,131
0.57% At Termination 1 day SONIA At Termination 09/02/24
(a)
09/02/25 GBP 484,990 2,181,323 (514) 2,181,837

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.63% At Termination 1 day SONIA At Termination 09/09/24
(a)
09/09/25 GBP 482,030 $ 1,817,246 $ 27,607 $ 1,789,639
0.66% At Termination 1 day SONIA At Termination 09/09/24
(a)
09/09/25 GBP 493,890 1,683,871 (7,113) 1,690,984
0.86% At Termination 1 day SONIA At Termination 09/23/24
(a)
09/23/25 GBP 537,890 438,220 — 438,220
1 day ESTR At Termination (0.24)% At Termination 10/01/24
(a)
10/01/25 EUR 697,260 (33,756) — (33,756)
1 day ESTR At Termination (0.24)% At Termination 10/01/24
(a)
10/01/25 EUR 1,115,610 (40,682) — (40,682)
3 month LIBOR Quarterly 0.48% Semi-Annual N/A 01/21/26 USD 66,810 (1,313,347) — (1,313,347)
3 month LIBOR Quarterly 0.39% Semi-Annual N/A 02/10/26 USD 457,060 (11,275,252) — (11,275,252)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/19/26 USD 225,148 2,669,175 — 2,669,175
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/26 USD 61,531 691,769 — 691,769
1.54% Semi-Annual 3 month LIBOR Quarterly 02/25/25
(a)
02/25/26 USD 45,550 80,542 — 80,542
1.71% Semi-Annual 3 month LIBOR Quarterly 03/06/25
(a)
03/06/26 USD 38,090 4,582 — 4,582
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 773,135 (4,516,477) — (4,516,477)
3 month LIBOR Quarterly 0.85% Semi-Annual N/A 04/08/26 USD 1,088,697 (2,891,059) — (2,891,059)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 04/08/26 USD 448,287 (747,297) — (747,297)
0.62% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 448,287 6,286,537 — 6,286,537
0.60% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 1,088,697 16,343,498 — 16,343,498
6 month
EURIBOR Semi-Annual
(0.36)%
Annual N/A 04/10/26 EUR 95,810 (658,810) — (658,810)
6 month
EURIBOR Semi-Annual
(0.37)%
Annual N/A 04/10/26 EUR 95,840 (686,322) — (686,322)
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 05/26/26 USD 1,049,533 16,473,102 — 16,473,102
0.64% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 1,576,035 24,032,195 — 24,032,195
0.85% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 525,345 2,563,892 — 2,563,892
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 10,069 (930,671) — (930,671)
1.69% Annual 6 month WIBOR Semi-Annual N/A 09/07/26 PLN 514,395 1,038,422 — 1,038,422
3 month LIBOR Quarterly 0.93% Semi-Annual N/A 09/17/26 USD 89,630 (584,078) — (584,078)
0.95% Semi-Annual 3 month LIBOR Quarterly N/A 09/23/26 USD 38,105 231,575 — 231,575
0.94% Semi-Annual 3 month LIBOR Quarterly 10/14/21
(a)
10/14/26 USD 97,903 716,112 — 716,112
0.99% Semi-Annual 3 month LIBOR Quarterly 11/12/21
(a)
11/12/26 USD 365,184 2,276,264 — 2,276,264
6 month
EURIBOR Semi-Annual
(0.15)%
Annual 11/16/21
(a)
11/16/26 EUR 71,710 116,116 — 116,116
28 day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 1,320,454 — 1,320,454
3 month LIBOR Quarterly 0.65% Semi-Annual 06/20/22
(a)
06/20/27 USD 49,365 (1,643,628) — (1,643,628)
3 month LIBOR Quarterly 0.68% Semi-Annual 06/20/22
(a)
06/20/27 USD 49,365 (1,577,309) — (1,577,309)
3 month LIBOR Quarterly 1.19% Semi-Annual 07/19/22
(a)
07/19/27 USD 60,540 (506,056) — (506,056)
3 month LIBOR Quarterly 1.22% Semi-Annual 08/16/22
(a)
08/16/27 USD 11,000 (88,457) — (88,457)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/27 USD 139,300 5,548,735 — 5,548,735
0.84% Semi-Annual 3 month LIBOR Quarterly N/A 11/15/27 USD 57,740 1,172,633 — 1,172,633
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 02/15/28 USD 82,970 (149,470) — (149,470)
3 month LIBOR Quarterly 1.05% Semi-Annual N/A 05/15/28 USD 78,400 (1,214,926) — (1,214,926)
3 month LIBOR Quarterly 0.65% Semi-Annual 07/12/23
(a)
07/12/28 USD 49,940 (2,462,135) — (2,462,135)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 22,270 (2,460,015) — (2,460,015)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 12,489 (1,734,919) — (1,734,919)
3.04% Semi-Annual 3 month LIBOR Quarterly N/A 02/16/29 USD 190,900 (23,409,648) — (23,409,648)
0.19% Annual
6 month
EURIBOR Semi-Annual N/A 01/16/30 EUR 15,120 (248,534) 2,364 (250,898)
0.65% Semi-Annual 3 month LIBOR Quarterly N/A 06/02/30 USD 24,780 1,644,278 — 1,644,278
1.32% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/30 USD 59,190 791,123 — 791,123
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 50,000 (3,565,031) — (3,565,031)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 50,000 3,352,041 — 3,352,041
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 40,000 (2,746,207) — (2,746,207)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 40,000 2,501,614 — 2,501,614
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 79,927 2,310,353 — 2,310,353
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 46,846 1,260,624 — 1,260,624
2.79% Semi-Annual 3 month LIBOR Quarterly N/A 03/10/31 USD 58,817 (6,800,627) — (6,800,627)
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 03/18/31 USD 30,820 (314,739) — (314,739)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 03/18/31 USD 15,410 (152,488) — (152,488)
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 03/25/31 USD 7,710 (111,833) — (111,833)
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 03/30/31 USD 18,080 (293,986) — (293,986)
3 month LIBOR Quarterly 1.40% Semi-Annual N/A 04/07/31 USD 348,911 (1,730,876) — (1,730,876)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.42% Semi-Annual N/A 04/08/31 USD 199,875 $ (618,618) $ — $ (618,618)
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 05/14/31 USD 58,690 (1,139,681) 48,570 (1,188,251)
1 day SOFR Annual 1.11% Annual 12/31/21
(a)
05/15/31 USD 36,110 (606,539) — (606,539)
1.57% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/31 USD 139,595 (1,199,188) (111,994) (1,087,194)
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/31 USD 56,847 (326,564) — (326,564)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 06/01/31 USD 6,471 (70,566) — (70,566)
2.14% Semi-Annual 3 month LIBOR Quarterly 06/15/26
(a)
06/15/31 USD 119,697 (490,935) — (490,935)
2.14% Semi-Annual 3 month LIBOR Quarterly 06/15/26
(a)
06/15/31 USD 59,849 (228,970) (19,419) (209,551)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 215,770 (1,235,869) — (1,235,869)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 212,563 (1,229,698) — (1,229,698)
2.16% Semi-Annual 3 month LIBOR Quarterly 06/18/26
(a)
06/18/31 USD 215,770 (1,063,109) — (1,063,109)
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 208,407 599,905 — 599,905
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 89,318 273,496 — 273,496
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 2,289,238 — 2,289,238
28 day MXIBTIIE Monthly 7.08% Monthly N/A 09/02/31 MXN 1,203,220 (1,483,519) — (1,483,519)
1 day SONIA Annual 0.73% Annual N/A 09/16/31 GBP 16,293 (379,772) — (379,772)
1 day SOFR Annual 1.08% Annual N/A 09/16/31 USD 5,670 (104,571) — (104,571)
1.15% Annual 1 day SOFR Annual N/A 09/20/31 USD 5,660 70,886 — 70,886
1.15% Annual 1 day SOFR Annual N/A 09/20/31 USD 5,660 68,419 — 68,419
1.19% Annual 1 day SOFR Annual N/A 09/21/31 USD 7,710 63,485 — 63,485
1.20% Annual 1 day SOFR Annual N/A 09/21/31 USD 10,430 78,782 — 78,782
3 month LIBOR Quarterly 1.40% Semi-Annual N/A 09/21/31 USD 33,750 (479,786) — (479,786)
1.43% Semi-Annual 3 month LIBOR Quarterly N/A 09/21/31 USD 16,875 193,420 — 193,420
1 day SOFR Annual 1.12% Annual N/A 09/22/31 USD 5,720 (84,318) — (84,318)
1.39% Semi-Annual 3 month LIBOR Quarterly N/A 09/22/31 USD 16,875 254,903 — 254,903
1 day SOFR Annual 1.11% Annual N/A 09/24/31 USD 11,360 (179,416) — (179,416)
1 day SOFR Annual 1.12% Annual N/A 09/24/31 USD 5,680 (88,618) — (88,618)
1.24% Annual 1 day SOFR Annual N/A 09/27/31 USD 5,660 24,094 — 24,094
1.14% Annual 1 day SOFR Annual N/A 09/27/31 USD 24,090 317,638 — 317,638
1.21% Annual 1 day SOFR Annual N/A 09/27/31 USD 5,660 37,135 — 37,135
6 month
EURIBOR Semi-Annual
0.13%
Annual N/A 09/28/31 EUR 12,840 (45,795) (3,973) (41,822)
1.25% Annual 1 day SOFR Annual N/A 09/28/31 USD 5,700 15,883 — 15,883
1.26% Annual 1 day SOFR Annual N/A 09/28/31 USD 5,700 9,537 — 9,537
1.29% Annual 1 day SOFR Annual N/A 09/29/31 USD 5,720 (7,636) — (7,636)
1.34% Annual 1 day SOFR Annual N/A 09/30/31 USD 5,720 (33,182) — (33,182)
1.32% Annual 1 day SOFR Annual 10/01/21
(a)
10/01/31 USD 5,970 (24,354) — (24,354)
1 day SOFR Annual 1.31% Annual 10/01/21
(a)
10/01/31 USD 9,670 25,485 — 25,485
1.40% Semi-Annual 3 month LIBOR Quarterly 10/12/21
(a)
10/12/31 USD 125,831 1,934,231 — 1,934,231
1.38% Semi-Annual 3 month LIBOR Quarterly 10/14/21
(a)
10/14/31 USD 76,331 1,302,125 — 1,302,125
1.38% Semi-Annual 3 month LIBOR Quarterly 10/14/21
(a)
10/14/31 USD 111,379 1,931,703 — 1,931,703
1.44% Semi-Annual 3 month LIBOR Quarterly 11/26/21
(a)
11/26/31 USD 69,240 947,726 — 947,726
1.41% Semi-Annual 3 month LIBOR Quarterly 11/30/21
(a)
11/30/31 USD 47,960 805,229 — 805,229
0.76% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/32 USD 14,000 1,209,386 — 1,209,386
0.77% Semi-Annual 3 month LIBOR Quarterly 05/04/22
(a)
05/04/32 USD 99,160 8,521,060 — 8,521,060
0.44% Annual
6 month
EURIBOR Semi-Annual 05/16/23
(a)
05/16/33 EUR 25,280 (224,600) — (224,600)
1.78% Semi-Annual 3 month LIBOR Quarterly 07/25/24
(a)
07/25/34 USD 5,580 116,576 — 116,576
1.65% Semi-Annual 3 month LIBOR Quarterly 08/22/24
(a)
08/22/34 USD 35,950 1,220,284 — 1,220,284
1.91% Semi-Annual 3 month LIBOR Quarterly 10/21/24
(a)
10/21/34 USD 28,030 316,804 — 316,804
2.00% Semi-Annual 3 month LIBOR Quarterly 11/07/24
(a)
11/07/34 USD 39,630 133,444 — 133,444
2.11% Semi-Annual 3 month LIBOR Quarterly 11/12/24
(a)
11/12/34 USD 40,100 (269,103) — (269,103)
3 month LIBOR Quarterly 1.93% Semi-Annual 07/27/26
(a)
07/27/36 USD 19,730 (325,018) — (325,018)
2.10% Semi-Annual 3 month LIBOR Quarterly 10/23/29
(a)
10/23/39 USD 21,410 97,420 — 97,420
2.14% Semi-Annual 3 month LIBOR Quarterly 11/15/29
(a)
11/15/39 USD 43,980 58,942 — 58,942
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/40 USD 17,100 2,370,061 — 2,370,061
1.70% Semi-Annual 3 month LIBOR Quarterly 11/26/21
(a)
11/26/41 USD 37,153 911,583 — 911,583
1.45% Annual 1 day SOFR Annual 12/31/21
(a)
02/15/47 USD 58,690 1,519,608 (180,578) 1,700,186
1 day SOFR Annual 1.43% Annual 12/31/21
(a)
02/15/47 USD 14,930 (442,536) — (442,536)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.38% Semi-Annual 3 month LIBOR Quarterly 07/05/39
(a)
07/05/49 USD 17,160 $ (472,646) $ — $ (472,646)
1.71% Semi-Annual 3 month LIBOR Quarterly 08/16/39
(a)
08/16/49 USD 15,760 295,258 — 295,258
1.67% Semi-Annual 3 month LIBOR Quarterly 08/17/39
(a)
08/17/49 USD 12,140 263,153 — 263,153
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 02/10/50 USD 14,710 (54,407) — (54,407)
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 08/17/50 USD 11,880 (2,305,310) — (2,305,310)
3 month LIBOR Quarterly 1.25% Semi-Annual N/A 09/08/50 USD 5,756 (812,509) — (812,509)
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 179,093 (27,134,084) — (27,134,084)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 46,358 6,258,270 — 6,258,270
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 01/07/51 USD 107,193 10,066,248 — 10,066,248
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/51 USD 36,654 2,785,282 — 2,785,282
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 76,760 3,962,986 — 3,962,986
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 140,000 12,098,221 — 12,098,221
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 80,686 5,155,726 — 5,155,726
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 45,497 1,987,237 — 1,987,237
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 46,846 1,823,831 — 1,823,831
3 month LIBOR Quarterly 1.24% Semi-Annual N/A 02/10/51 USD 124,653 (18,060,520) — (18,060,520)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/51 USD 83,102 18,989,340 — 18,989,340
3 month LIBOR Quarterly 1.87% Semi-Annual N/A 02/19/51 USD 7,265 42,250 — 42,250
3 month LIBOR Quarterly 1.91% Semi-Annual N/A 02/22/51 USD 3,633 50,741 — 50,741
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 18,172 (284,216) — (284,216)
2.01% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/51 USD 72,204 (3,198,846) — (3,198,846)
1.97% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/51 USD 11,892 (420,342) — (420,342)
2.04% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/51 USD 22,455 (1,119,998) — (1,119,998)
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 06/22/51 USD 46,986 (67,330) — (67,330)
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/51 USD 18,559 986,037 — 986,037
0.76% Annual 1 day SONIA Annual N/A 09/16/51 GBP 5,975 464,158 — 464,158
1.71% Semi-Annual 3 month LIBOR Quarterly 11/30/21
(a)
11/30/51 USD 17,563 673,742 — 673,742
1.14% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 8,975 1,642,783 — 1,642,783
1.09% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 8,975 1,741,324 — 1,741,324
3 month LIBOR Quarterly 3.08% Semi-Annual 02/20/23
(a)
02/20/53 USD 12,220 3,277,388 — 3,277,388
0.88% Semi-Annual 3 month LIBOR Quarterly 07/12/23
(a)
07/12/53 USD 9,200 2,335,100 — 2,335,100
3 month LIBOR Quarterly 1.93% Semi-Annual 12/01/26
(a)
12/01/56 USD 2,880 (41,602) — (41,602)
$ 78,526,333 $ (237,712) $ 78,764,045
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 01/15/25 GBP 32,865 $ 1,449,421 $ — $ 1,449,421
3.43% At Termination
UK Retail Price Index All
Items Monthly At Termination 11/15/25 GBP 124,720 9,312,774 — 9,312,774
4.20% At Termination
UK Retail Price Index All
Items Monthly At Termination 09/15/26 GBP 31,900 128,312 — 128,312
4.37% At Termination
UK Retail Price Index All
Items Monthly At Termination 09/15/26 GBP 20,213 (178,662) — (178,662)
UK Retail Price Index All
Items Monthly At Termination 3.48% At Termination 01/15/30 GBP 32,865 (2,512,884) — (2,512,884)
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 05/15/30 GBP 5,890 (657,167) — (657,167)
UK Retail Price Index All
Items Monthly At Termination 3.46% At Termination 11/15/30 GBP 12,753 (1,512,023) — (1,512,023)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 11/15/30 GBP 4,265 $ (496,310) $ — $ (496,310)
UK Retail Price Index All
Items Monthly At Termination 3.51% At Termination 11/15/30 GBP 124,720 (13,732,920) — (13,732,920)
1 month USCPI At Termination 2.32% At Termination 02/25/31 USD 15,300 (909,034) — (909,034)
1 month USCPI At Termination 2.35% At Termination 03/05/31 USD 4,463 (248,097) — (248,097)
1 month USCPI At Termination 2.35% At Termination 03/05/31 USD 4,463 (250,048) — (250,048)
1 month USCPI At Termination 2.36% At Termination 03/05/31 USD 8,925 (492,780) — (492,780)
1 month USCPI At Termination 2.45% At Termination 03/18/31 USD 26,210 (1,158,009) — (1,158,009)
1 month USCPI At Termination 2.45% At Termination 03/18/31 USD 13,100 (592,491) — (592,491)
1 month USCPI At Termination 2.44% At Termination 03/25/31 USD 6,550 (296,344) — (296,344)
1 month USCPI At Termination 2.51% At Termination 03/30/31 USD 14,980 (573,072) — (573,072)
1 month USCPI At Termination 2.67% At Termination 05/14/31 USD 47,130 (807,456) — (807,456)
UK Retail Price Index All
Items Monthly At Termination 3.74% At Termination 05/15/31 GBP 7,648 (609,304) — (609,304)
1 month USCPI At Termination 2.48% At Termination 06/11/31 USD 4,226 (143,656) — (143,656)
1 month USCPI At Termination 2.48% At Termination 06/16/31 USD 24,716 (826,879) — (826,879)
1 month USCPI At Termination 2.46% At Termination 06/18/31 USD 12,358 (442,542) — (442,542)
1 month USCPI At Termination 2.45% At Termination 06/24/31 USD 2,755 (96,494) — (96,494)
UK Retail Price Index All
Items Monthly At Termination 3.81% At Termination 07/15/31 GBP 21,115 (1,110,012) — (1,110,012)
UK Retail Price Index All
Items Monthly At Termination 3.85% At Termination 07/15/31 GBP 16,600 (757,909) — (757,909)
1 month USCPI At Termination 2.39% At Termination 07/22/31 USD 24,782 (888,656) — (888,656)
1 month USCPI At Termination 2.41% At Termination 07/22/31 USD 9,913 (334,938) — (334,938)
1 month USCPI At Termination 2.45% At Termination 07/23/31 USD 12,084 (362,065) — (362,065)
1 month USCPI At Termination 2.54% At Termination 08/06/31 USD 24,716 (413,607) — (413,607)
1 month USCPI At Termination 2.46% At Termination 08/25/31 USD 1,925 (37,659) — (37,659)
UK Retail Price Index All
Items Monthly At Termination 4.01% At Termination 09/15/31 GBP 31,900 (76,894) — (76,894)
UK Retail Price Index All
Items Monthly At Termination 4.11% At Termination 09/15/31 GBP 17,513 262,071 — 262,071
1 month USCPI At Termination 2.41% At Termination 09/09/51 USD 10,588 (225,184) — (225,184)
UK Retail Price Index All
Items Monthly At Termination 3.56% At Termination 09/15/51 GBP 1,808 (5,642) — (5,642)
UK Retail Price Index All
Items Monthly At Termination 3.57% At Termination 09/15/51 GBP 1,807 11,295 — 11,295
$ (19,584,865) $ — $ (19,584,865)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Carnival Corp. ............ 1.00 % Quarterly Goldman Sachs International 12/20/21 USD 2,700 $ 1,041 $ 31,480 $ (30,439)
JPMorgan Structured Products
BV ................. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 2,120 (5,076) 13,284 (18,360)
Stonegate Pub Co. Financing plc 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 1,360 (13,944) 15,660 (29,604)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 03/20/22 EUR 2,200 (42,206) (13,833) (28,373)
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 EUR 1,870 (68,271) (12,692) (55,579)
Bausch Health Cos., Inc. ..... 5.00 Quarterly Citibank NA 06/20/22 USD 4,500 (143,173) (118,457) (24,716)
Casino Guichard Perrachon SA 5.00 Quarterly Credit Suisse International 06/20/22 EUR 8,820 (236,195) (206,555) (29,640)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,125 (6,293) 46,843 (53,136)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,670 (9,341) 77,051 (86,392)
Staples, Inc. ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 USD 1,550 (8,670) 97,546 (106,216)
Stonegate Pub Co. Financing plc 5.00 Quarterly Barclays Bank plc 06/20/22 EUR 2,230 (64,193) (3,385) (60,808)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 06/20/22 EUR 2,250 (64,769) 7,427 (72,196)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon SA 5.00 % Quarterly Barclays Bank plc 12/20/22 EUR 1,380 $ (51,052) $ 15,410 $ (66,462)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 2,190 (82,017) 33,913 (115,930)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,370 (51,307) 34,325 (85,632)
Casino Guichard Perrachon SA 5.00 Quarterly JPMorgan Chase Bank NA 06/20/23 EUR 7,160 (255,747) (203,154) (52,593)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,017 (125,868) (89,293) (36,575)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 965 (119,448) (89,207) (30,241)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 EUR 661 (81,816) (61,353) (20,463)
Casino Guichard Perrachon SA 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,310 (45,192) (16,361) (28,831)
KB Home ............... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 5,714 (536,041) (213,160) (322,881)
Realogy Group LLC ........ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,856 (225,933) (12,451) (213,482)
RR Donnelley & Sons Co. .... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,860 (159,163) 64,453 (223,616)
Beazer Homes USA, Inc. .... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,265 (176,754) (82,378) (94,376)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (195,093) (80,239) (114,854)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (195,093) (86,587) (108,506)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 06/20/24 EUR 1,240 (62,419) 54,492 (116,911)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 1,900 56,431 31,014 25,417
Tenet Healthcare Corp. ...... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,483 (226,040) (15,914) (210,126)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (250,347) (54,035) (196,312)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (250,347) (54,035) (196,312)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (253,533) (54,771) (198,762)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (213,660) (18,195) (195,465)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (91,035) (7,501) (83,534)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (170,890) 81,103 (251,993)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (334,705) 160,044 (494,749)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 (29,215) (61,188) 31,973
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 (72,883) (90,359) 17,476
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 7,750 (207,735) (128,384) (79,351)
Devon Energy Corp. ........ 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,920 (21,070) (3,515) (17,555)
Devon Energy Corp. ........ 1.00 Quarterly Citibank NA 12/20/24 USD 2,250 (24,691) (9,543) (15,148)
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 5,260 (102,403) 103,931 (206,334)
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,905 (56,555) 57,399 (113,954)
Hess Corp. .............. 1.00 Quarterly BNP Paribas SA 12/20/24 USD 2,150 (22,995) 44,738 (67,733)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 840 (42,137) (11,814) (30,323)
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 8,700 82,327 2,939,317 (2,856,990)
OTE plc ................ 5.00 Quarterly BNP Paribas SA 12/20/24 EUR 3,800 (670,442) (547,428) (123,014)
Republic of Italy ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 40,820 (724,505) 530,751 (1,255,256)
Staples, Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 USD 1,500 75,756 15,113 60,643
Sunrise Communications AG .. 5.00 Quarterly Barclays Bank plc 12/20/24 EUR 4,130 (779,503) (570,764) (208,739)
Sunrise Communications AG .. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 5,440 (1,026,754) (809,867) (216,887)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 4,615 109,088 220,546 (111,458)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (213,282) (105,696) (107,586)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (142,188) (70,475) (71,713)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (515,843) 404,340 (920,183)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 4,860 (142,764) (70,540) (72,224)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,250 (66,095) (33,446) (32,649)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 6,800 (199,753) (108,642) (91,111)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 5,000 (146,877) (54,079) (92,798)
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 4,370 (75,114) 197,702 (272,816)
Halliburton Co. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 3,055 (44,413) 219,090 (263,503)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,310 (19,045) 93,814 (112,859)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 20,213 180,635 (160,422)
Republic of Italy ........... 1.00 Quarterly Bank of America NA 06/20/25 USD 20,400 (355,802) 961,276 (1,317,078)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,200 (45,652) 37,677 (83,329)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,290 (47,519) 48,926 (96,445)
Simon Property Group LP .... 1.00 Quarterly Barclays Bank plc 06/20/25 USD 4,300 (86,182) 228,973 (315,155)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Simon Property Group LP .... 1.00 % Quarterly Goldman Sachs International 06/20/25 USD 1,190 $ (23,850) $ 95,470 $ (119,320)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (20,243) 61,644 (81,887)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,300 (86,182) 268,225 (354,407)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,700 (34,847) 69,968 (104,815)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (36,461) 68,364 (104,825)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (36,461) 63,619 (100,080)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (48,399) 166,135 (214,534)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,700 (34,847) 69,968 (104,815)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 06/20/25 USD 425 15,633 23,288 (7,655)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/25 USD 1,275 46,900 87,324 (40,424)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,210 118,079 261,293 (143,214)
Ashland LLC ............. 5.00 Quarterly Goldman Sachs International 12/20/25 USD 2,219 (380,791) (391,498) 10,707
BP Capital Markets plc ...... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 4,300 (126,209) (8,267) (117,942)
Glencore Finance Europe Ltd. . 5.00 Quarterly Bank of America NA 12/20/25 EUR 11,290 (2,216,766) (1,690,134) (526,632)
Glencore Finance Europe Ltd. . 5.00 Quarterly Barclays Bank plc 12/20/25 EUR 3,080 (604,751) (560,831) (43,920)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 2,720 (38,245) 70,007 (108,252)
Hess Corp. .............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 2,635 (19,038) 117,325 (136,363)
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 17,180 (142,748) 331,973 (474,721)
ITV plc ................. 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 7,240 (1,475,688) (1,114,502) (361,186)
Koninklijke KPN NV ........ 1.00 Quarterly Bank of America NA 12/20/25 EUR 2,250 (43,821) (13,189) (30,632)
Koninklijke KPN NV ........ 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 2,250 (43,821) (13,278) (30,543)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,210 (43,042) 16,195 (59,237)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,210 (43,042) 18,359 (61,401)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 (114,617) (52,068) (62,549)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 (114,617) (65,815) (48,802)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 4,700 (95,777) 102,680 (198,457)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/25 USD 3,790 (45,676) 97,576 (143,252)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 4,750 235,884 225,383 10,501
Rite Aid Corp. ............ 5.00 Quarterly Goldman Sachs International 06/20/26 USD 1,256 202,181 105,474 96,707
BAT International Finance plc .. 1.00 Quarterly Deutsche Bank AG 12/20/26 EUR 17,850 (294,282) (270,095) (24,187)
British Telecommunications plc . 1.00 Quarterly Citibank NA 12/20/26 EUR 11,890 (128,041) (105,058) (22,983)
Cellnex Telecom SA ........ 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 EUR 28,980 (6,287,379) (6,284,082) (3,297)
Clariant AG .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 9,040 (138,516) (124,399) (14,117)
Electricite de France SA ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 EUR 19,235 (552,422) (552,133) (289)
ELO SACA .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 8,850 (161,691) (132,490) (29,201)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 75,106 3,816,292 3,458,278 358,014
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/26 USD 62,900 3,196,067 2,896,237 299,830
Federative Republic of Brazil .. 1.00 Quarterly Citibank NA 12/20/26 USD 2,945 149,641 146,584 3,057
J.P. Morgan Structured Products
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 4,520 87,088 91,009 (3,921)
Koninklijke KPN NV ........ 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 EUR 8,438 (118,350) (105,931) (12,419)
LANXESS AG ............ 1.00 Quarterly Goldman Sachs International 12/20/26 EUR 20,070 (591,028) (570,333) (20,695)
Lloyds Banking Group plc .... 1.00 Quarterly Citibank NA 12/20/26 EUR 22,700 (756,348) (743,425) (12,923)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 12/20/26 EUR 12,220 455,303 464,252 (8,949)
Next Group plc ........... 1.00 Quarterly BNP Paribas SA 12/20/26 EUR 14,639 (201,399) (201,293) (106)
Rakuten Group, Inc. ........ 1.00 Quarterly Goldman Sachs International 12/20/26 JPY 661,000 (8,905) (8,901) (4)
Renault SA .............. 1.00 Quarterly Bank of America NA 12/20/26 EUR 18,200 1,012,437 1,011,906 531
Republic of Chile .......... 1.00 Quarterly Barclays Bank plc 12/20/26 USD 21,986 (146,925) (282,265) 135,340
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 40,000 1,349,775 936,775 413,000
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 84,948 2,866,516 1,989,429 877,087
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 105,014 (1,005,268) (1,205,760) 200,492
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/26 USD 52,847 2,842,370 2,782,002 60,368
Republic of South Africa ..... 1.00 Quarterly Citibank NA 12/20/26 USD 47,153 2,536,133 2,471,300 64,833
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 227,023 12,210,421 11,044,329 1,166,092
Republic of the Philippines ... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 78,630 (1,929,056) (2,101,945) 172,889
Saipem Finance International BV 5.00 Quarterly Citibank NA 12/20/26 EUR 4,140 (354,003) (353,818) (185)
SES SA ................ 1.00 Quarterly Barclays Bank plc 12/20/26 EUR 9,070 (138,109) (152,277) 14,168
SoftBank Group Corp. ...... 1.00 Quarterly BNP Paribas SA 12/20/26 JPY 1,570,552 950,484 949,986 498
Sudzucker International Finance
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 15,410 (81,795) (64,090) (17,705)
Telecom Italia SpA ......... 1.00 Quarterly Barclays Bank plc 12/20/26 EUR 14,547 636,199 628,919 7,280
Telecom Italia SpA ......... 1.00 Quarterly Barclays Bank plc 12/20/26 EUR 2,948 128,942 123,531 5,411

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
United Mexican States ...... 1.00 % Quarterly BNP Paribas SA 12/20/26 USD 23,840 $ 12,316 $ (36,578) $ 48,894
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 484,957 250,537 (878,755) 1,129,292
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 75,000 38,746 (135,902) 174,648
Volkswagen International
Finance NV ........... 1.00 Quarterly Citibank NA 12/20/26 EUR 11,600 (258,313) (258,178) (135)
CMBX.NA.7.AA ........... 1.50 Monthly Goldman Sachs International 01/17/47 USD 2,292 35,688 132,702 (97,014)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 12,062 (113,041) 148,036 (261,077)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 9,663 (90,564) 120,176 (210,740)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 7,815 (73,238) 103,283 (176,521)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,144 (76,328) 99,958 (176,286)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,755 (63,311) 82,910 (146,221)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,995 (65,558) 103,052 (168,610)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 374,334 158,917 215,417
CMBX.NA.9.BBB- ......... 3.00 Monthly Goldman Sachs International 09/17/58 USD 1,456 111,916 110,895 1,021
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 109,226 75,795 33,431
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 128,672 89,290 39,382
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 5,712 (14,546) (847) (13,699)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 13,222 (33,668) (10,060) (23,608)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 2,440 693,239 217,336 475,903
CMBX.NA.14.BBB- ........ 3.00 Monthly Goldman Sachs International 12/16/72 USD 2,400 81,287 120,893 (39,606)
CMBX.NA.14.BBB- ........ 3.00 Monthly Morgan Stanley & Co. International plc 12/16/72 USD 5,000 169,348 94,889 74,459
$ – $ – $ –
$ 4,957,439 $ 17,363,719 $ (12,406,280)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Advanced Micro Devices,
Inc. ............. 5.00 % Quarterly Barclays Bank plc 06/20/24 BBB+ USD 3,890 $ 507,444 $ 415,015 $ 92,429
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 32,701 589,202 (1,362,596) 1,951,798
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 A USD 21,325 384,231 (888,576) 1,272,807
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 A+ USD 29,675 534,682 (1,236,518) 1,771,200
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 A+ USD 3,800 578,301 540,566 37,735
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
Goldman Sachs
International 12/20/24 AA USD 4,910 747,226 647,623 99,603
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 AAA USD 1,525 232,081 216,598 15,483
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 A+ USD 3,735 568,409 530,488 37,921
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 BBB- USD 3,875 564,446 447,411 117,035
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 BBB- USD 2,920 425,337 310,117 115,220
HCA, Inc. ........... 5.00 Quarterly BNP Paribas SA 12/20/24 BBB+ USD 4,910 715,208 599,573 115,635
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 BBB USD 4,860 707,922 551,814 156,108
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 BBB- USD 4,080 594,307 506,705 87,602
Republic of Italy ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB USD 40,820 958,080 24,587 933,493
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 670 (50,350) 12,435 (62,785)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 2,150 (161,571) (16,925) (144,646)
Altice France SA ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 B EUR 2,300 224,612 222,173 2,439

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 460 $ 44,922 $ 42,142 $ 2,780
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 33 3,230 2,913 317
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB+ USD 5,275 110,969 (110,647) 221,616
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 A- USD 3,050 64,162 (48,295) 112,457
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 06/20/25 AAA USD 3,740 78,677 29,880 48,797
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 AA+ USD 3,820 80,360 20,741 59,619
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 NR USD 2,865 467,762 406,572 61,190
Kraft Heinz Foods Co. .. 1.00 Quarterly Citibank NA 06/20/25 AA- USD 2,360 37,097 15,415 21,682
Kraft Heinz Foods Co. .. 1.00 Quarterly
Goldman Sachs
International 06/20/25 A- USD 3,235 50,851 19,939 30,912
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 A+ USD 2,275 35,761 12,368 23,393
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BBB USD 1,225 172,864 131,824 41,040
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 A- USD 1,389 196,059 149,414 46,645
NRG Energy, Inc. ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 A+ USD 2,450 345,728 283,112 62,616
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BBB USD 2,316 326,766 235,825 90,941
Republic of Italy ....... 1.00 Quarterly Bank of America NA 06/20/25 BBB USD 20,400 515,925 (549,777) 1,065,702
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BBB+ USD 2,400 393,184 292,799 100,385
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 A+ USD 2,850 466,906 386,101 80,805
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 2,200 360,418 306,514 53,904
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 AA- USD 1,033 169,287 144,443 24,844
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 502,974 438,429 64,545
Yum! Brands, Inc. ..... 1.00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 3,000 26,202 (5,390) 31,592
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/25 AA- USD 3,450 30,133 (24,638) 54,771
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 3,160 433,234 375,523 57,711
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ EUR 4,410 (325,037) 654,726 (979,763)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 AA- EUR 3,200 (235,854) 465,982 (701,836)
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 510 47,450 43,533 3,917
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 582 54,072 48,172 5,900
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 NR EUR 2,809 261,148 190,684 70,464
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 12/20/25 AA USD 5,350 119,409 61,742 57,667
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 A+ USD 3,500 78,118 14,301 63,817
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BBB+ USD 1,868 294,055 293,123 932
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BBB- USD 3,114 490,092 488,853 1,239
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 A+ USD 3,000 472,205 450,384 21,821
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB+ USD 1,868 294,055 295,609 (1,554)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/25 BB- EUR 2,640 344,226 87,568 256,658
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- EUR 2,820 367,696 124,440 243,256
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB- USD 3,105 56,066 (52,256) 108,322
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 A+ USD 3,105 56,066 (46,103) 102,169

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
International Game
Technology plc ..... 5.00 % Quarterly
Goldman Sachs
International 12/20/25 BB EUR 60 $ 9,149 $ 6,360 $ 2,789
Kraft Heinz Foods Co. .. 1.00 Quarterly Barclays Bank plc 12/20/25 BBB USD 6,338 95,974 (2,581) 98,555
Monitchem HoldCo 3 SA . 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 5,050 799,318 500,491 298,827
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB+ USD 3,150 479,786 467,641 12,145
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 A USD 3,850 586,405 555,319 31,086
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/25 BBB USD 3,135 547,758 507,827 39,931
T-Mobile USA, Inc. ..... 5.00 Quarterly Citibank NA 12/20/25 BBB+ USD 3,775 659,662 602,458 57,204
T-Mobile USA, Inc. ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB USD 1,881 328,655 296,831 31,824
T-Mobile USA, Inc. ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 A+ USD 3,135 547,759 498,968 48,791
UPC Holding BV ...... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 B EUR 2,200 384,104 279,054 105,050
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 60 8,349 6,775 1,574
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 A+ EUR 980 136,361 110,658 25,703
Vue International Bidco plc 5.00 Quarterly Citibank NA 12/20/25 NR EUR 898 (55,880) (52,703) (3,177)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/25 A USD 2,300 13,887 (18,544) 32,431
Ziggo Bond Co. BV .... 5.00 Quarterly Barclays Bank plc 12/20/25 B- EUR 2,250 321,944 283,819 38,125
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 900 128,778 108,058 20,720
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 4,530 648,180 556,098 92,082
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 2,260 323,375 268,604 54,771
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BBB EUR 110 (7,906) 12,016 (19,922)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 1,010 (72,589) 110,329 (182,918)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 2,890 (207,704) 400,960 (608,664)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 AA- EUR 120 (8,624) 11,731 (20,355)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 940 (67,558) 91,890 (159,448)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 2,900 (208,423) 351,064 (559,487)
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
Goldman Sachs
International 06/20/26 A USD 3,755 788,518 732,405 56,113
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 2,820 148,416 (38,578) 186,994
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,124 59,156 — 59,156
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,643 86,491 (11,386) 97,877
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 06/20/26 BB- EUR 1,180 142,187 68,772 73,415
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 BB- EUR 630 75,914 36,169 39,745
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 410 49,404 19,957 29,447
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 A- EUR 30 3,615 1,460 2,155
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 1,210 145,802 65,234 80,568
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 20 2,410 1,754 656
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BBB EUR 310 37,354 27,184 10,170

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB- EUR 2,900 $ 349,443 $ 237,840 $ 111,603
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 A+ USD 2,245 38,091 (25,005) 63,096
HCA, Inc. ........... 5.00 Quarterly Citibank NA 06/20/26 A+ USD 3,500 682,439 590,851 91,588
International Consolidated
Airlines Group SA ... 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB EUR 5,780 587,729 510,566 77,163
International Game
Technology plc ..... 5.00 Quarterly BNP Paribas SA 06/20/26 BB EUR 2,898 444,599 399,477 45,122
International Game
Technology plc ..... 5.00 Quarterly BNP Paribas SA 06/20/26 BB EUR 2,202 337,895 309,958 27,937
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB EUR 2,890 443,413 407,678 35,735
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 30 4,603 3,000 1,603
Intrum AB ........... 5.00 Quarterly Deutsche Bank AG 06/20/26 BB EUR 1,160 139,463 131,261 8,202
Intrum AB ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 1,160 139,463 131,483 7,980
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BBB+ USD 4,205 53,839 34,365 19,474
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BBB USD 2,750 35,210 22,465 12,745
Matterhorn Telecom SA .. 5.00 Quarterly Citibank NA 06/20/26 B+ EUR 2,890 402,176 468,857 (66,681)
Matterhorn Telecom SA .. 5.00 Quarterly Citibank NA 06/20/26 B+ EUR 2,950 410,526 515,328 (104,802)
Matterhorn Telecom SA .. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B+ EUR 1,700 236,574 289,616 (53,042)
Monitchem HoldCo 3 SA . 5.00 Quarterly
Goldman Sachs
International 06/20/26 B- EUR 1,690 281,632 190,539 91,093
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 B- EUR 2,900 (215,568) (338,871) 123,303
NRG Energy, Inc. ...... 5.00 Quarterly Barclays Bank plc 06/20/26 BBB+ USD 2,900 467,276 389,569 77,707
NRG Energy, Inc. ...... 5.00 Quarterly BNP Paribas SA 06/20/26 BB+ USD 2,750 443,106 369,503 73,603
Stonegate Pub Co.
Financing plc ...... 5.00 Quarterly
Credit Suisse
International 06/20/26 NR EUR 2,900 43,569 (2,725) 46,294
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 06/20/26 A+ USD 9,060 1,730,940 1,518,862 212,078
T-Mobile USA, Inc. ..... 5.00 Quarterly Citibank NA 06/20/26 BBB+ USD 2,000 382,106 339,323 42,783
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 8,496 (574,729) (895,465) 320,736
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 AA- USD 1,530 (103,500) (161,257) 57,757
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 BBB USD 6,028 (407,776) (635,342) 227,566
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 1,544 (104,447) (162,733) 58,286
United Rentals North
America, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 AA- USD 2,500 461,238 424,546 36,692
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B EUR 1,470 203,164 167,780 35,384
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 1,190 (87,554) (61,274) (26,280)
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 1,160 (85,313) (65,532) (19,781)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 A- USD 2,690 961 — 961
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 BBB+ USD 2,400 857 8,677 (7,820)
Yum! Brands, Inc. ..... 1.00 Quarterly Citibank NA 06/20/26 A+ USD 2,675 956 (11,999) 12,955
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB+ EUR 4,000 (280,598) (20,114) (260,484)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB+ EUR 4,000 (33,244) (39,690) 6,446
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 970 64,087 76,183 (12,096)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 A- EUR 80 5,285 6,283 (998)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 A+ EUR 7,580 500,800 595,327 (94,527)
Petroleos Mexicanos ... 1.00 Quarterly BNP Paribas SA 12/20/26 BBB USD 23,840 (3,003,203) (2,844,951) (158,252)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 A EUR 1,292 110,588 20,026 90,562

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ziggo Bond Co. BV .... 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/27 B- EUR 2,250 $ 292,208 $ 252,055 $ 40,153
Virgin Media Finance plc . 5.00 Quarterly Bank of America NA 06/20/28 B EUR 2,890 351,432 334,353 17,079
CMBX.NA.7.AA ....... 1.50 Monthly
Credit Suisse
International 01/17/47 NR USD 2,292 (35,688) (155,731) 120,043
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,503 717 (65,086) 65,803
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,707 759 (59,607) 60,366
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,707 759 (69,121) 69,880
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 7,413 1,518 (121,950) 123,468
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 NR USD 7,493 (575,951) (17,576) (558,375)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 7,440 (571,877) (21,030) (550,847)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 1,392 (106,996) (147,939) 40,943
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 1,360 (104,537) (298,699) 194,162
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 960 (73,791) (108,910) 35,119
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 1,674 (128,672) (163,551) 34,879
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 7,440 (571,877) (19,833) (552,044)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 21,910 (1,684,118) (33,949) (1,650,169)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 1,635 (125,675) (420,833) 295,158
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 30,213 (2,322,330) (85,569) (2,236,761)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 2,400 (184,477) 2,439 (186,916)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 270 (23,515) (21,490) (2,025)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 2,440 (693,239) (179,820) (513,419)
$ 19,887,578 $ 15,545,107 $ 4,342,471
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination
5.42%
At Termination BNP Paribas SA N/A 01/02/23 BRL 227,135 $ (391,355) $ — $ (391,355)
1 day
BZDIOVER At Termination
12.40%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 29,476 2,423,357 — 2,423,357
1 day
BZDIOVER At Termination
8.20%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 45,601 737,784 — 737,784
1 day
BZDIOVER At Termination
8.38%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 37,425 676,811 — 676,811
1 day
BZDIOVER At Termination
9.45%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 17,491 584,356 — 584,356

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination
9.45%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 82,529 $ 2,757,245 $ — $ 2,757,245
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA N/A 04/01/23 CLP 71,269,343 3,103,853 — 3,103,853
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA N/A 05/28/23 CLP 71,269,343 (3,309,388) — (3,309,388)
3 month
CD_KSDA Quarterly
1.63%
Quarterly Bank of America NA 09/21/22
(a)
09/21/23 KRW 188,281,085 (220,669) — (220,669)
3 month
CD_KSDA Quarterly
1.64%
Quarterly Bank of America NA 09/21/22
(a)
09/21/23 KRW 387,409,640 (422,107) — (422,107)
3 month
CD_KSDA Quarterly
1.67%
Quarterly Bank of America NA 09/21/22
(a)
09/21/23 KRW 176,489,130 (155,914) — (155,914)
3 month
CD_KSDA Quarterly
1.51%
Quarterly BNP Paribas SA 09/21/22
(a)
09/21/23 KRW 208,332,209 (453,746) — (453,746)
3 month
CD_KSDA Quarterly
1.71%
Quarterly BNP Paribas SA 09/21/22
(a)
09/21/23 KRW 176,489,130 (86,788) — (86,788)
1 day MIBOR At Termination 5.03% At Termination Citibank NA 09/21/22
(a)
09/21/23 INR 14,632,322 185,767 — 185,767
3 month
CD_KSDA Quarterly
1.51%
Quarterly Citibank NA 09/21/22
(a)
09/21/23 KRW 208,332,209 (446,016) — (446,016)
3 month
CD_KSDA Quarterly
1.64%
Quarterly HSBC Bank plc 09/21/22
(a)
09/21/23 KRW 199,128,555 (212,858) — (212,858)
1 day MIBOR At Termination
5.01%
At Termination
Morgan Stanley & Co.
International plc 09/21/22
(a)
09/21/23 INR 14,632,322 138,739 — 138,739
1 day MIBOR At Termination 5.03% At Termination Nomura International plc 09/21/22
(a)
09/21/23 INR 15,931,717 190,448 — 190,448
1 week
CNREPOFI Quarterly
2.29%
Quarterly BNP Paribas SA 12/15/21
(a)
12/15/23 CNY 836,112 (72,105) — (72,105)
1 week
CNREPOFI Quarterly
2.29%
Quarterly BNP Paribas SA 12/15/21
(a)
12/15/23 CNY 540,850 (37,691) — (37,691)
1 week
CNREPOFI Quarterly
2.34%
Quarterly BNP Paribas SA 12/15/21
(a)
12/15/23 CNY 1,111,510 81,398 — 81,398
1 week
CNREPOFI Quarterly
2.29%
Quarterly Citibank NA 12/15/21
(a)
12/15/23 CNY 836,112 (69,589) — (69,589)
1 week
CNREPOFI Quarterly
2.34%
Quarterly Deutsche Bank AG 12/15/21
(a)
12/15/23 CNY 1,111,510 81,398 — 81,398
1 day MIBOR At Termination 5.38% At Termination Bank of America NA 03/15/23
(a)
03/15/24 INR 17,907,065 60,234 — 60,234
1 day MIBOR At Termination 5.38% At Termination Bank of America NA 03/15/23
(a)
03/15/24 INR 17,960,840 63,666 — 63,666
1 day MIBOR At Termination 5.38% At Termination Bank of America NA 03/15/23
(a)
03/15/24 INR 8,058,179 29,537 — 29,537
1 day MIBOR At Termination
5.38%
At Termination
JPMorgan Chase Bank
NA 03/15/23
(a)
03/15/24 INR 9,848,886 31,940 — 31,940
1 day MIBOR Semi-Annual 4.67% Semi-Annual Bank of America NA 03/16/22
(a)
03/16/24 INR 6,275,350 (224,859) — (224,859)
6 month
THBFIX Semi-Annual
0.52%
Semi-Annual Nomura International plc 03/16/22
(a)
03/16/24 THB 7,234,660 (441,595) — (441,595)
28 day
MXIBTIIE Monthly
6.02%
Monthly Citibank NA N/A 03/24/26 MXN 969,089 (1,769,789) — (1,769,789)
7.64% Monthly
28 day
MXIBTIIE Monthly UBS AG N/A 11/18/26 MXN 517,782 (633,075) — (633,075)
7.71% Monthly
28 day
MXIBTIIE Monthly BNP Paribas SA N/A 11/19/26 MXN 1,002,958 (1,372,242) — (1,372,242)
1 day MIBOR Semi-Annual 5.33% Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 INR 766,670 (96,127) — (96,127)
6 month
THBFIX Semi-Annual
0.99%
Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 THB 4,145,370 (1,418,576) — (1,418,576)
1 day
BZDIOVER At Termination
8.96%
At Termination Citibank NA N/A 01/02/29 BRL 12,780 (250,139) — (250,139)
6 month
THBFIX Semi-Annual
1.53%
Semi-Annual Citibank NA 03/16/22
(a)
03/16/32 THB 2,065,780 (1,351,322) — (1,351,322)
6 month
THBFIX Semi-Annual
1.54%
Semi-Annual HSBC Bank plc 03/16/22
(a)
03/16/32 THB 487,900 (316,479) — (316,479)
$ (2,605,896) $ — $ (2,605,896)
(a)
Forward swap.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
3 month LIBOR
minus 2.15%
At
Termination Citibank NA 10/19/21 USD 285 $ (370,425) $ — $ (370,425)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
3 month LIBOR
minus 0.85%
At
Termination Citibank NA 10/19/21 USD 185 472,020 — 472,020
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
3 month LIBOR
minus 0.85%
At
Termination Citibank NA 10/19/21 USD 185 475,719 — 475,719
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
3 month LIBOR
minus 0.85%
At
Termination Citibank NA 10/21/21 USD 184 356,452 — 356,452
Choice Hotels
International, Inc. .. Quarterly
3 month LIBOR
minus 0.20% Quarterly BNP Paribas SA 11/15/21 USD 34 (374,061) — (374,061)
0.00% ........... Quarterly GSVICVC4 Index Quarterly
Goldman Sachs
International 11/19/21 USD 3,178 (11,389) — (11,389)
0.00% ........... Quarterly GSVICVC4 Index Quarterly
Goldman Sachs
International 11/19/21 USD 3,178 (11,389) — (11,389)
0.00% ........... Quarterly GSVICVC4 Index Quarterly
Goldman Sachs
International 12/07/21 USD 19,612 126,613 — 126,613
0.00% ........... Quarterly GSVICVC4 Index Quarterly
Goldman Sachs
International 12/10/21 USD 3,180 (2,658) — (2,658)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
3 month LIBOR
minus 1.80%
At
Termination Citibank NA 12/17/21 USD 826 390,949 — 390,949
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
Leveraged Loans
Total Return Index
At
Termination
Goldman Sachs
International 12/20/21 USD 35,810 146,942 (8,395) 155,337
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
Leveraged Loans
Total Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 23,873 65,311 (5,596) 70,907
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
Leveraged Loans
Total Return Index
At
Termination
Goldman Sachs
International 03/20/22 USD 35,810 126,186 (9,477) 135,663
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
Leveraged Loans
Total Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/22 USD 23,873 51,555 (6,318) 57,873
Patterson-UTI Energy
Inc. ........... Quarterly 3 month LIBOR Quarterly BNP Paribas SA 07/06/22 USD 260 (22,758) — (22,758)
Patterson-UTI Energy
Inc. ........... Quarterly
3 month LIBOR
plus 0.10% Quarterly BNP Paribas SA 07/06/22 USD 125 38,218 — 38,218
Seagate Technology plc Quarterly
3 month LIBOR
minus 0.15% Quarterly
Merrill Lynch International
& Co. 08/09/22 USD 34 312,457 — 312,457
$ 1,769,742 $ (29,786) $ 1,799,528
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 18,695,879 $ (208,767)
(c)
$ 18,469,764 0.1%

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $17,348 of net dividends and financing fees.
(b)
Range: 20-65 basis points
Benchmarks: CHF Swiss Average Rate Overnight
EUR Euro Short Term Rate
GBP Sterling Overnight Index Average
JPY Tokyo Overnight Average
Stockholm Interbank Offer Rate 1 Week
USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of September 30, 2021, expiration date 02/15/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Belgium
Telenet Group Holding NV ... 174,916 $ 6,678,620 36.2%
Brazil
Oi SA, ADR ............. 1,209,306 1,091,882 5.9
Finland
Nordea Bank Abp ......... 242,059 3,119,241 16.9
France
Electricite de France SA ..... 266,167 3,344,695 18.1
Societe Generale SA ....... 42,588 1,333,637 7.2
4,678,332
Italy
Telecom Italia SpA ........ 8,900,850 3,591,822 19.5
UniCredit SpA ........... 209,817 2,776,653 15.0
6,368,475
Japan
SoftBank Group Corp. ...... 51,500 2,975,942 16.1
Spain
Banco Santander SA ....... 331,908 1,202,292 6.5
Shares Value
% of Basket
Value
United Kingdom
Barclays plc ............. 523,084 $ 1,329,146 7.2%
Liberty Global plc, Class A ... 204,922 6,106,676 33.0
7,435,822
United States
Coty, Inc., Class A ......... 269,403 2,117,507 11.5
Southwest Airlines Co. ...... 10,000 514,300 2.8
2,631,807
Total Reference Entity — Long ............ 36,182,413
Reference Entity — Short
Germany
ADLER Group SA ......... (24,688) (420,381) (2.3)
Switzerland
Credit Suisse Group AG
(Registered), Class A ..... (1,124,410) (11,104,968) (60.1)
United Kingdom
International Consolidated
Airlines Group SA ....... (2,012,746) (4,805,469) (26.0)
United States
CommScope Holding Co., Inc. (101,680) (1,381,831) (7.5)
Total Reference Entity — Short ............ (17,712,649)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 18,469,764
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.24%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00
1 day ESTR ......................................... Euro Short-Term Rate (1.22)
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.49
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 month USCPI ....................................... U.S. Consumer Price Index 5.40
1 week CNREPOFI .................................... China Fixing Repo Rates 2.37
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.75
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 1.04
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.13
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.33
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.21

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFI Day China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
THBFIX Thai Baht Interest Rate Fixing
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Canada ............................................. $ — $ 26,800,111 $ — $ 26,800,111
Cayman Islands ........................................ — 1,842,356,529 21,082,200 1,863,438,729
France .............................................. — 7,046,841 — 7,046,841
Germany ............................................ — 1,510,459 — 1,510,459
Ireland .............................................. — 340,956,988 28,785,727 369,742,715
Italy ................................................ — 2,059,146 — 2,059,146
Luxembourg .......................................... — 9,336,018 — 9,336,018
Netherlands ........................................... — 19,433,061 — 19,433,061
Portugal ............................................. — 13,205,259 — 13,205,259
Spain ............................................... — 7,389,402 — 7,389,402
United Kingdom ........................................ — 62,511,426 — 62,511,426
United States .......................................... — 2,927,431,035 171,592,095 3,099,023,130
Common Stocks:
Brazil ............................................... 600,408 — — 600,408
Canada ............................................. 19,797,922 — 726,460 20,524,382
China ............................................... 9,771,300 — — 9,771,300
France .............................................. — 42,905,077 — 42,905,077
Germany ............................................ — 100,672,870 — 100,672,870
Israel ............................................... 3,078,227 4,285,489 — 7,363,716
Italy ................................................ — 56,430,074 — 56,430,074
Luxembourg .......................................... 4,048,362 36,689,013 — 40,737,375
Netherlands ........................................... 3,437,426 — — 3,437,426
Poland .............................................. — 7,230,722 — 7,230,722
Sweden ............................................. — 1,522,498 — 1,522,498
Switzerland ........................................... — 29,617,215 — 29,617,215
Taiwan .............................................. 18,122,181 — — 18,122,181

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ 86,122,205 $ 49,736,448 $ 29 $ 135,858,682
United States .......................................... 1,218,479,122 174,930,392 60,000,764 1,453,410,278
Corporate Bonds
Argentina ............................................ — 41,480,884 — 41,480,884
Australia ............................................. — 41,729,433 23,048,369 64,777,802
Austria .............................................. — 61,028,286 — 61,028,286
Bahrain ............................................. — 17,135,592 — 17,135,592
Belgium ............................................. — 109,191,218 — 109,191,218
Brazil ............................................... — 351,037,010 — 351,037,010
Canada ............................................. — 63,936,324 35,013,174 98,949,498
Chile ............................................... — 68,240,549 — 68,240,549
China ............................................... — 677,772,036 — 677,772,036
Colombia ............................................ — 113,295,951 — 113,295,951
Cyprus .............................................. — 21,497,450 — 21,497,450
Denmark ............................................. — 19,277,060 — 19,277,060
Dominican Republic ..................................... — 7,687,556 — 7,687,556
Finland .............................................. — 2,233,444 — 2,233,444
France .............................................. — 486,604,342 — 486,604,342
Germany ............................................ — 650,579,154 — 650,579,154
Ghana .............................................. — 15,871,440 — 15,871,440
Greece .............................................. — 289,510 — 289,510
Guatemala ........................................... — 22,249,566 — 22,249,566
Guernsey ............................................ — 10,877,227 — 10,877,227
Hong Kong ........................................... — 68,077,634 — 68,077,634
India ............................................... — 215,729,272 — 215,729,272
Indonesia ............................................ — 74,461,780 — 74,461,780
Ireland .............................................. — 69,933,933 — 69,933,933
Israel ............................................... — 31,296,987 — 31,296,987
Italy ................................................ — 353,841,880 — 353,841,880
Jamaica ............................................. — 14,861,216 — 14,861,216
Japan ............................................... — 171,806,672 — 171,806,672
Kazakhstan ........................................... — 4,850,270 — 4,850,270
Kuwait .............................................. — 65,018,258 — 65,018,258
Luxembourg .......................................... — 253,142,562 — 253,142,562
Macau .............................................. — 37,935,341 — 37,935,341
Malaysia ............................................. — 38,537,157 — 38,537,157
Mexico .............................................. — 178,565,053 — 178,565,053
Mongolia ............................................. — 5,093,312 — 5,093,312
Morocco ............................................. — 5,813,304 — 5,813,304
Netherlands ........................................... — 253,730,762 — 253,730,762
Norway .............................................. — 10,527,033 — 10,527,033
Oman ............................................... — 17,051,425 — 17,051,425
Panama ............................................. — 3,183,245 — 3,183,245
Paraguay ............................................ — 9,740,549 — 9,740,549
Peru ................................................ — 27,149,946 — 27,149,946
Philippines ........................................... — 7,785,416 — 7,785,416
Portugal ............................................. — 6,819,206 — 6,819,206
Russia .............................................. — 519,664 — 519,664
Saudi Arabia .......................................... — 25,278,080 — 25,278,080
Singapore ............................................ — 29,762,705 — 29,762,705
South Africa ........................................... — 52,067,547 — 52,067,547
South Korea .......................................... — 57,793,332 — 57,793,332
Spain ............................................... — 430,473,860 — 430,473,860
Supranational ......................................... — 232,561,499 — 232,561,499
Sweden ............................................. — 91,824,928 — 91,824,928
Switzerland ........................................... — 168,627,816 — 168,627,816
Tanzania, United Republic of ............................... — 19,116,419 — 19,116,419
Thailand ............................................. — 73,976,185 — 73,976,185
Turkey .............................................. — 7,846,021 — 7,846,021
Ukraine ............................................. — 7,743,552 — 7,743,552
United Arab Emirates .................................... — 120,553,024 — 120,553,024
United Kingdom ........................................ — 1,068,679,135 — 1,068,679,135
United States .......................................... — 3,477,796,119 161,456,682 3,639,252,801
Vietnam ............................................. — 6,789,378 — 6,789,378
Floating Rate Loan Interests:
Canada ............................................. — 66,211,035 — 66,211,035

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Denmark ............................................. $ — $ 2,293,255 $ — $ 2,293,255
France .............................................. — 63,244,335 — 63,244,335
Germany ............................................ — 50,440,671 — 50,440,671
Ireland .............................................. — 23,072,687 — 23,072,687
Jersey, Channel Islands ................................... — 43,386 15,085,466 15,128,852
Luxembourg .......................................... — 96,089,643 34,159,743 130,249,386
Mexico .............................................. — — 2,096,640 2,096,640
Netherlands ........................................... — 97,148,803 — 97,148,803
Norway .............................................. — 5,783,294 — 5,783,294
Spain ............................................... — 14,896,224 48,777,977 63,674,201
Sweden ............................................. — 30,941,058 — 30,941,058
United Kingdom ........................................ — 109,260,313 60,700,370 169,960,683
United States .......................................... — 1,546,137,185 476,027,022 2,022,164,207
Foreign Agency Obligations ................................. — 689,007,868 — 689,007,868
Foreign Government Obligations .............................. — 4,445,302,972 — 4,445,302,972
Investment Companies .................................... 711,375,705 — — 711,375,705
Municipal Bonds ......................................... — 611,587,074 — 611,587,074
Non-Agency Mortgage-Backed Securities:
Cayman Islands ........................................ — 3,072,154 28,557,962 31,630,116
Ireland .............................................. — 50,928,382 — 50,928,382
Netherlands ........................................... — 18,592,741 — 18,592,741
United Kingdom ........................................ — 108,301,122 — 108,301,122
United States .......................................... — 2,936,615,891 123,984,460 3,060,600,351
Preferred Securities:
Brazil ............................................... — — 7,971,753 7,971,753
China ............................................... — — 50,327,028 50,327,028
Germany ............................................ — 27,735,299 16,690,949 44,426,248
Israel ............................................... — — 9,320,775 9,320,775
Jersey .............................................. — — 11,061,404 11,061,404
Spain ............................................... — 2,903,231 — 2,903,231
United Kingdom ........................................ — 5,468,750 32,659,200 38,127,950
United States .......................................... 33,753,919 103,940,723 106,037,829 243,732,471
U.S. Government Sponsored Agency Securities .................... — 20,748,887,861 — 20,748,887,861
U.S. Treasury Obligations ................................... — 8,610,162,452 — 8,610,162,452
Warrants .............................................. 9,222,197 1,188,275 980,835 11,391,307
Short-Term Securities:
Borrowed Bond Agreements ................................. — 146,787,465 — 146,787,465
Money Market Funds ...................................... 1,206,972,134 — — 1,206,972,134
Options Purchased:
Credit contracts .......................................... — 2,972,751 — 2,972,751
Equity contracts .......................................... 95,499,055 2,939,017 — 98,438,072
Foreign currency exchange contracts ........................... — 33,545,118 — 33,545,118
Interest rate contracts ...................................... 13,089,485 130,513,446 — 143,602,931
Other contracts .......................................... — 451,068 — 451,068
Unfunded Floating Rate Loan Interests
(a)
.............................. — 37,164 892 38,056
Unfunded SPAC PIPE commitments
(b)
................................ 5,241,382 — — 5,241,382
Liabilities:
Investments:
Borrowed Bonds ......................................... — (143,497,438) — (143,497,438)
TBA Sale Commitments .................................... — (9,792,458,743) — (9,792,458,743)
Investments Sold Short .................................... — (21,344,400) — (21,344,400)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (17,754) (17,754)
$ 3,438,611,030 $ 47,171,633,714 $ 1,526,128,051 $ 52,136,372,795
Investments Valued at NAV
(c)
...................................... 32,508,794
$ —
$ 52,168,881,589
$ —
Derivative Financial Instruments
(d)
Assets:
Commodity contracts ....................................... $ 602,288 $ — $ — $ 602,288
Credit contracts ........................................... — 23,206,274 — 23,206,274
Equity contracts ........................................... 13,576,488 2,172,428 — 15,748,916
Foreign currency exchange contracts ............................ — 224,015,240 — 224,015,240
Interest rate contracts ....................................... 129,404,693 259,241,298 — 388,645,991
Other contracts ........................................... — 11,163,873 — 11,163,873

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Liabilities:
Credit contracts ........................................... $ — $ (41,964,912) $ — $ (41,964,912)
Equity contracts ........................................... (49,306,068) (1,190,431) — (50,496,499)
Foreign currency exchange contracts ............................ — (62,191,124) — (62,191,124)
Interest rate contracts ....................................... (13,105,293) (291,674,550) — (304,779,843)
Other contracts ........................................... — (30,748,738) — (30,748,738)
$ 81,172,108 $ 92,029,358 $ — $ 173,201,466
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $5,706,557 are categorized as Level 2 within the disclosure hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments:
Assets/Liabilities:
Opening balance, as of December 31,
2020 ..................... $ 365,339,084 $ 84,412,431 $ 155,637,040 $ 350,724,042 $ 40,352,808 $ 367,322 $ 70,808,699 $ (8,595) $ 1,221,867 $ 1,068,854,698
Transfers into level 3 ............ 47,309,237 — 25,285 115,912,674 — — — — — 163,247,196
Transfers out of level 3 ........... (194,455,275) (8,297,719) — (16,235,442) (6,351,695) — (4,904,365) — — (230,244,496)
Other
(a)
..................... — (8,220,862) — — — — 8,220,862 — — —
Accrued discounts/premiums ........ 547,986 — 549,132 210,884 100,412 — — — — 1,408,414
Net realized gain (loss) ........... 3,306,607 (145,111) 1,180,554 1,448,827 811,769 (367,322) 5,801,205 — — 12,036,529
Net change in unrealized appreciation
(depreciation)
(b)
.............. (12,570,968) (66,118,514) 19,898,624 5,279,703 2,253,579 — 68,179,294 (8,267) (1,180,28 5 ) 15,733,16 6
Purchases .................... 149,199,225 105,854,992 70,368,251 388,918,045 128,268,685 — 103,011,493 — 939,25 3 946,559,94 4
Sales ....................... (137,215,874) (46,757,964) (28,140,661) (209,411,515) (12,893,136) — (17,048,250) — — (451,467,400)
Closing balance, as of September 30, 2021
$ 221,460,022 $ 60,727,253 $ 219,518,225 $ 636,847,218 $ 152,542,422 $ — $ 234,068,938 $ (16,862) $ 980,835 $ 1,526,128,051
Net change in unrealized appreciation
(depreciation) on investments still held
a t September 30, 2021
(b)
........
$ (11,910,468) $ (18,762,015) $ 15,642,624 $ 1,615,248 $ 374,607 $ — $ 69,354,134 $ (8,267) $ (860,230) $ 55,445,633
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2021
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $905,931,491. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 19,424,260 Market Revenue Multiple 6.75x - 24.00x 7.45x
Volatility 34% - 63% 40%
Time to Exit 1.0 – 3.1 1.8
Recent Transactions $5.99 —
Corporate Bonds
(b)
.......................... 210,266,487 Income Discount Rate 4% – 10% 7%
Market EBITDA Multiple 6.25x —
Recent Transactions $72.30 - $110.77 $96.77
Floating Rate Loan Interests .................... 155,456,044 Income Discount Rate 7% – 10% 9%
Market Recent Transactions $115.26 —
Preferred Stocks ........................... 234,068,938 Income Discount Rate 40% —
Market Revenue Multiple 1.50x – 35.62x 15.19x
Time to Exit 0.0 – 4.3 2.5
Volatility 41% – 84% 60%
Recent Transactions $5.96 - $540.11 $192.23
Warrants ................................ 980,831 Market Revenue Multiple 15.00x —
Time to Exit 0.0 – 2.2 1.1
Volatility 39% - 54% 43%
$ 620,196,560
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end September 30, 2021, the valuation technique for investments classified as Corporate Bonds amounting to $17,178,686 changed to Curent Value. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.